UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2015

This report on Form N-CSR relates solely to the Registrant's to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Annual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

Fidelity Income Replacement 2016 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2016 Fund	1.08%	3.90%	2.84%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2016 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Fidelity Income Replacement 2018 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2018 Fund	2.13%	5.40%	3.64%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2018 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.
Annual Report

Fidelity Income Replacement 2020 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2020 Fund	3.01%	6.49%	4.14%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2020 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.
Annual Report

Fidelity Income Replacement 2022 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2022 Fund	3.76%	7.32%	4.57%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2022 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.
Annual Report

Fidelity Income Replacement 2024 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2024 Fund	4.33%	7.94%	4.88%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2024 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.
Annual Report

Fidelity Income Replacement 2026 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2026 Fund	4.76%	8.36%	5.03%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2026 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.
Annual Report

Fidelity Income Replacement 2028 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2028 Fund	5.05%	8.68%	5.16%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2028 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.
Annual Report

Fidelity Income Replacement 2030 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2030 Fund	5.27%	8.93%	5.25%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2030 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.
Annual Report

Fidelity Income Replacement 2032 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2032 Fund	5.48%	9.14%	5.30%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2032 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.
Annual Report

Fidelity Income Replacement 2034 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2034 Fund	5.60%	9.31%	5.30%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2034 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.
Annual Report

Fidelity Income Replacement 2036 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2036 Fund	5.70%	9.51%	5.34%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2036 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.
Annual Report

Fidelity Income Replacement 2038 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2038 Fund	5.84%	9.72%	5.13%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2038 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.
Annual Report

Fidelity Income Replacement 2040 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2040 Fund	5.98%	10.00%	5.31%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2040 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.
Annual Report

Fidelity Income Replacement 2042 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2042 Fund	6.17%	10.27%	5.47%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2042 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economy maintained uneven growth for the 12 months ending July 31, 2015. The U.S.-centric S&P 500® equity index gained 11.21%. Growth-oriented and small-cap stocks outperformed: the Nasdaq Composite Index® rose 18.71%; the Russell 2000® Index, 12.03%. Seven of 10 S&P 500® sectors gained, led by health care (+27%) and consumer discretionary (+24%). Energy (-26%) fared worst, as oil prices plunged by more than half, hurting industry profits. Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index returned - 4.45% for the period. Crude oil and the U.S. dollar weighed on multinationals and commodities producers. Resource-rich Canada (-17%) declined. Japan (+9%) exited recession amid monetary easing and a weaker yen. Despite a negative for the U.K. (- 5%) and Europe's flattish result (+1%), the Continent benefited from a trillion-euro stimulus, undermined by concern of a debt default - or eurozone exit - by Greece (- 54%), part of the emerging-markets (EM) group (-15%). Elsewhere in EM, a sharp, late-period sell-off in China (+1%) offset positive effects from easy-money policies and newly relaxed stock-market regulations. In fixed income, U.S. taxable investment-grade bonds saw a modest gain, driven largely by coupon interest payments amid expectations for stronger economic growth and higher policy interest rates. The Barclays® U.S. Aggregate Bond Index advanced 2.82% this period. The investment-grade credit segment of the Barclays index showed the most weakness relative to U.S. Treasuries. Yields increased, especially for longer-dated debt. Yield-advantaged asset classes such as U.S. corporate high yield and emerging-markets debt struggled, although they far outstripped non-U.S. major-market sovereigns.

At period end, investors remained focused on slowing U.S. earnings growth, the possible effect of a relatively stronger U.S. dollar on exports and inflation, and whether the economic slowdown in China would roil the global economy. Also, the U.S. Federal Reserve said it still expects to raise its federal funds target rate this year, but timing remains dependent on economic data.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion: For the year, all of the Funds' share classes posted positive results. The longest-dated Funds, designed for shareholders with a longer investment time horizon, delivered the highest returns. (For specific class-level results, please see the performance section of this report.) The Fund's equity holdings, in aggregate, underperformed the S&P 500® Index. Within the equity asset class, the U.S.-focused Fidelity® Blue Chip Growth Fund performed best. Despite solid gains, Fidelity® Equity-Income Fund and Fidelity Advisor® International Discovery Fund delivered the lowest results. The Funds' largest fixed-income allocation, Fidelity Total Bond Fund, produced a positive result but underperformed the Barclays® U.S. Aggregate Bond Index. Fidelity Government Income Fund slightly outpaced the Barclays index. Fidelity Strategic Real Return Fund, which includes exposure to commodities-related securities, delivered a negative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,003.40	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,002.00	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 999.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,004.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,004.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,006.50	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2018 Fund
Class T	.50%
Actual		$ 1,000.00	$ 1,005.10	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.60	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,007.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,007.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,010.60	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,013.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,013.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,019.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.02% C
Actual		$ 1,000.00	$ 1,015.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,020.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Income Replacement 2022 Fund
Class I	.00%
Actual		$ 1,000.00	$ 1,020.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,024.80	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,023.50	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,026.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,026.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,029.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,027.90	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,025.20	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,030.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,030.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,032.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,031.00	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2028 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,028.20	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.50	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,033.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,030.80	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,035.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,035.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,035.40	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.70	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.30	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.40	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,041.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,041.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,040.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,037.50	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,042.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,042.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,043.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,041.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,044.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,044.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,045.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,043.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,041.30	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,046.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,046.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	0.6	0.8
Fidelity Blue Chip Growth Fund	0.6	0.7
Fidelity Equity-Income Fund	0.9	1.2
Fidelity Large Cap Stock Fund	0.6	0.9
Fidelity Series 100 Index Fund	0.6	0.8
Fidelity Series Broad Market Opportunities Fund	1.0	1.3
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	4.4	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.4	0.9
Fidelity Strategic Real Return Fund	0.4	0.9
Fidelity Total Bond Fund	1.3	2.8
	2.1	4.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	77.9	62.1
Fidelity Short-Term Bond Fund	15.6	27.5
	93.5	89.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	4.4%
Investment Grade Fixed-Income Funds	2.1%
Short-Term Funds	93.5%

Six months ago
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 4.4%
	Shares	Value
Domestic Equity Funds - 4.4%
Fidelity Advisor Mid Cap II Fund Class I (b)	2,556	$ 52,219
Fidelity Blue Chip Growth Fund (b)	650	48,850
Fidelity Equity-Income Fund (b)	1,298	74,959
Fidelity Large Cap Stock Fund (b)	1,969	56,430
Fidelity Series 100 Index Fund (b)	3,535	48,850
Fidelity Series Broad Market Opportunities Fund (b)	5,417	85,908
Fidelity Series Small Cap Opportunities Fund (b)	548	7,580
TOTAL EQUITY FUNDS (Cost $261,964)		374,796
Fixed-Income Funds - 2.1%

Investment Grade Fixed-Income Funds - 2.1%
Fidelity Government Income Fund (b)	3,366	35,374
Fidelity Strategic Real Return Fund (b)	4,024	35,374
Fidelity Total Bond Fund (b)	9,913	105,280
TOTAL FIXED-INCOME FUNDS (Cost $155,777)		176,028
Short-Term Funds - 93.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	6,556,828	$ 6,556,828
Fidelity Short-Term Bond Fund (b)	153,054	1,314,734
TOTAL SHORT-TERM FUNDS (Cost $7,828,969)		7,871,562
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,246,710)		8,422,386
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397)
NET ASSETS - 100%		$ 8,421,989
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 53,884	$ 42,252	$ 43,044	$ -	$ 52,219
Fidelity Blue Chip Growth Fund	50,639	37,408	44,230	53	48,850
Fidelity Equity-Income Fund	78,226	59,013	59,441	1,937	74,959
Fidelity Government Income Fund	115,657	35,364	116,912	854	35,374
Fidelity Institutional Money Market Portfolio Institutional Class	2,636,597	5,291,755	1,371,525	4,172	6,556,828
Fidelity Large Cap Stock Fund	58,923	42,310	46,357	447	56,430
Fidelity Series 100 Index Fund	51,470	35,242	41,747	755	48,850
Fidelity Series Broad Market Opportunities Fund	88,756	65,079	70,694	280	85,908
Fidelity Series Small Cap Opportunities Fund	7,476	5,851	6,081	21	7,580
Fidelity Short-Term Bond Fund	1,391,877	1,196,262	1,272,824	12,851	1,314,734
Fidelity Strategic Real Return Fund	114,414	35,528	109,454	974	35,374
Fidelity Total Bond Fund	346,685	108,635	350,206	4,880	105,280
Total	$ 4,994,604	$ 6,954,699	$ 3,532,515	$ 27,224	$ 8,422,386
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

At period end, the Fund has greater than 75% of its net assets invested in the Fidelity Institutional Money Market Portfolio, an open-ended management investment company subject to Rule 2a-7 under the Investment Company Act and is managed by an affiliate of the investment adviser. A complete unaudited list of holdings for the Fidelity Institutional Money Market Portfolio is available upon request or at the Securities and Exchange Commission website at www.sec.gov.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,246,710) - See accompanying schedule		$ 8,422,386
Receivable for investments sold		226,903
Total assets		8,649,289

Liabilities
Payable for investments purchased	$ 226,983
Distribution and service plan fees payable	317
Total liabilities		227,300

Net Assets		$ 8,421,989
Net Assets consist of:
Paid in capital		$ 8,210,874
Undistributed net investment income		603
Accumulated undistributed net realized gain (loss) on investments		34,836
Net unrealized appreciation (depreciation) on investments		175,676
Net Assets		$ 8,421,989
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($95,907.50 ÷ 1,870.76 shares)		$ 51.27

Maximum offering price per share (100/94.25 of $51.27)		$ 54.40
Class T: Net Asset Value and redemption price per share ($102,312.60 ÷ 1,997.71 shares)		$ 51.21

Maximum offering price per share (100/96.50 of $51.21)		$ 53.07

Class C: Net Asset Value and offering price per share ($296,174.50 ÷ 5,834.90 shares)A		$ 50.76

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($7,909,631.10 ÷ 154,319.33 shares)		$ 51.25

Class I: Net Asset Value, offering price and redemption price per share ($17,963.30 ÷ 350.46 shares)		$ 51.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 27,224

Expenses
Distribution and service plan fees	$ 4,723
Independent trustees' compensation	23
Total expenses before reductions	4,746
Expense reductions	(23)	4,723
Net investment income (loss)		22,501
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	116,264
Capital gain distributions from underlying funds	18,619
Total net realized gain (loss)		134,883
Change in net unrealized appreciation (depreciation) on underlying funds		(110,667)
Net gain (loss)		24,216
Net increase (decrease) in net assets resulting from operations		$ 46,717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,501	$ 41,471
Net realized gain (loss)	134,883	271,046
Change in net unrealized appreciation (depreciation)	(110,667)	(155,891)
Net increase (decrease) in net assets resulting from operations	46,717	156,626
Distributions to shareholders from net investment income	(22,389)	(41,835)
Distributions to shareholders from net realized gain	(140,708)	(4,675)
Total distributions	(163,097)	(46,510)
Share transactions - net increase (decrease)	3,544,235	(1,448,333)
Total increase (decrease) in net assets	3,427,855	(1,338,217)

Net Assets
Beginning of period	4,994,134	6,332,351
End of period (including undistributed net investment income of $603 and undistributed net investment income of $490, respectively)	$ 8,421,989	$ 4,994,134

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.127	.305	.500	.736	.821
Net realized and unrealized gain (loss)	.307	1.012	1.219	.842	3.054
Total from investment operations	.434	1.317	1.719	1.578	3.875
Distributions from net investment income	(.104)	(.287)	(.487)	(.733)	(.834)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.644)	(.327)	(.689)	(.938)	(1.095)
Net asset value, end of period	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82
Total ReturnA, B	.84%	2.56%	3.43%	3.23%	8.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.25%	.59%	.98%	1.49%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 185	$ 331	$ 886	$ 1,798
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Income from Investment Operations
Net investment income (loss)C	(.003)	.175	.372	.612	.698
Net realized and unrealized gain (loss)	.303	1.006	1.225	.847	3.043
Total from investment operations	.300	1.181	1.597	1.459	3.741
Distributions from net investment income	(.030)	(.161)	(.365)	(.594)	(.710)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.570)	(.201)	(.567)	(.799)	(.971)
Net asset value, end of period	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81
Total ReturnA, B	.58%	2.30%	3.18%	2.98%	8.00%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.01)%	.34%	.73%	1.24%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 120	$ 135	$ 194	$ 529
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Income from Investment Operations
Net investment income (loss)C	(.259)	(.085)	.116	.364	.453
Net realized and unrealized gain (loss)	.299	1.014	1.225	.837	3.055
Total from investment operations	.040	.929	1.341	1.201	3.508
Distributions from net investment income	-	(.039)	(.179)	(.376)	(.447)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.540)	(.079)	(.381)	(.581)	(.708)
Net asset value, end of period	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83
Total ReturnA, B	.07%	1.81%	2.67%	2.45%	7.49%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.50)%	(.16)%	.23%	.74%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296	$ 443	$ 575	$ 891	$ 759
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss)B	.255	.435	.627	.859	.944
Net realized and unrealized gain (loss)	.300	1.007	1.229	.838	3.055
Total from investment operations	.555	1.442	1.856	1.697	3.999
Distributions from net investment income	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnA	1.08%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.50%	.84%	1.23%	1.74%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,910	$ 4,225	$ 5,262	$ 6,124	$ 6,873
Portfolio turnover rate C	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss)B	.255	.435	.628	.861	.945
Net realized and unrealized gain (loss)	.310	1.007	1.228	.836	3.054
Total from investment operations	.565	1.442	1.856	1.697	3.999
Distributions from net investment income	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnA	1.10%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.50%	.84%	1.23%	1.74%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 21	$ 30	$ 49	$ 44
Portfolio turnover rate C	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	1.7	2.0
Fidelity Blue Chip Growth Fund	1.6	1.9
Fidelity Equity-Income Fund	2.4	2.9
Fidelity Large Cap Stock Fund	1.8	2.1
Fidelity Series 100 Index Fund	1.6	1.9
Fidelity Series Broad Market Opportunities Fund	2.7	3.3
Fidelity Series Small Cap Opportunities Fund	0.2	0.3
	12.0	14.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.6	5.8
Fidelity Strategic Real Return Fund	4.6	5.8
Fidelity Total Bond Fund	13.8	17.3
	23.0	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	40.4	34.2
Fidelity Short-Term Bond Fund	24.6	22.5
	65.0	56.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Six months ago
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 12.0%
	Shares	Value
Domestic Equity Funds - 12.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	4,984	$ 101,827
Fidelity Blue Chip Growth Fund (b)	1,258	94,554
Fidelity Equity-Income Fund (b)	2,508	144,861
Fidelity Large Cap Stock Fund (b)	3,807	109,101
Fidelity Series 100 Index Fund (b)	6,842	94,554
Fidelity Series Broad Market Opportunities Fund (b)	10,510	166,681
Fidelity Series Small Cap Opportunities Fund (b)	1,052	14,547
TOTAL EQUITY FUNDS (Cost $500,080)		726,125
Fixed-Income Funds - 23.0%

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Government Income Fund (b)	26,528	278,812
Fidelity Strategic Real Return Fund (b)	31,719	278,813
Fidelity Total Bond Fund (b)	78,818	837,043
TOTAL FIXED-INCOME FUNDS (Cost $1,381,348)		1,394,668
Short-Term Funds - 65.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,450,520	$ 2,450,520
Fidelity Short-Term Bond Fund (b)	173,438	1,489,828
TOTAL SHORT-TERM FUNDS (Cost $3,932,277)		3,940,348
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,813,705)		6,061,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(791)
NET ASSETS - 100%		$ 6,060,350
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 169,791	$ 38,168	$ 103,322	$ -	$ 101,827
Fidelity Blue Chip Growth Fund	159,132	25,045	104,597	176	94,554
Fidelity Equity-Income Fund	246,066	46,269	138,416	5,697	144,861
Fidelity Government Income Fund	506,949	56,000	290,859	5,605	278,812
Fidelity Institutional Money Market Portfolio Institutional Class	2,605,957	1,738,959	1,894,399	2,855	2,450,520
Fidelity Large Cap Stock Fund	185,321	27,343	110,339	1,315	109,101
Fidelity Series 100 Index Fund	161,744	19,191	97,922	2,534	94,554
Fidelity Series Broad Market Opportunities Fund	280,568	44,057	167,700	951	166,681
Fidelity Series Small Cap Opportunities Fund	23,652	5,120	15,492	67	14,547
Fidelity Short-Term Bond Fund	839,804	1,396,982	748,681	10,517	1,489,828
Fidelity Strategic Real Return Fund	501,479	57,057	247,809	6,281	278,813
Fidelity Total Bond Fund	1,519,533	184,160	864,630	32,434	837,043
Total	$ 7,199,996	$ 3,638,351	$ 4,784,166	$ 68,432	$ 6,061,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $5,813,705) - See accompanying schedule		$ 6,061,141
Receivable for investments sold		93,438
Total assets		6,154,579

Liabilities
Payable for investments purchased	$ 93,466
Distribution and service plan fees payable	763
Total liabilities		94,229

Net Assets		$ 6,060,350
Net Assets consist of:
Paid in capital		$ 6,007,375
Undistributed net investment income		939
Accumulated undistributed net realized gain (loss) on investments		(195,400)
Net unrealized appreciation (depreciation) on investments		247,436
Net Assets		$ 6,060,350
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($567,193 ÷ 10,315.07 shares)		$ 54.99

Maximum offering price per share (100/94.25 of $54.99)		$ 58.34
Class T:
Net Asset Value and redemption price per share ($357,121 ÷ 6,493.08 shares)		$ 55.00

Maximum offering price per share (100/96.50 of $55.00)		$ 56.99

Class C:
Net Asset Value and offering price per share ($578,724 ÷ 10,560.13 shares)A		$ 54.80

Income Replacement 2018:
Net Asset Value, offering price and redemption price per share ($4,262,764 ÷ 77,504.16 shares)		$ 55.00

Class I:
Net Asset Value, offering price and redemption price per share ($294,548 ÷ 5,354.99 shares)		$ 55.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 68,432

Expenses
Distribution and service plan fees	$ 10,384
Independent trustees' compensation	29
Total expenses before reductions	10,413
Expense reductions	(29)	10,384
Net investment income (loss)		58,048
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	133,174
Capital gain distributions from underlying funds	65,257
Total net realized gain (loss)		198,431
Change in net unrealized appreciation (depreciation) on underlying funds		(126,215)
Net gain (loss)		72,216
Net increase (decrease) in net assets resulting from operations		$ 130,264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,048	$ 77,651
Net realized gain (loss)	198,431	112,032
Change in net unrealized appreciation (depreciation)	(126,215)	136,996
Net increase (decrease) in net assets resulting from operations	130,264	326,679
Distributions to shareholders from net investment income	(58,273)	(77,552)
Distributions to shareholders from net realized gain	(6,904)	(9,595)
Total distributions	(65,177)	(87,147)
Share transactions - net increase (decrease)	(1,203,751)	1,221,542
Total increase (decrease) in net assets	(1,138,664)	1,461,074

Net Assets
Beginning of period	7,199,014	5,737,940
End of period (including undistributed net investment income of $939 and undistributed net investment income of $1,164, respectively)	$ 6,060,350	$ 7,199,014

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Income from Investment Operations
Net investment income (loss) C	.437	.588	.719	.774	.836
Net realized and unrealized gain (loss)	.583	2.080	2.135	.909	3.655
Total from investment operations	1.020	2.668	2.854	1.683	4.491
Distributions from net investment income	(.432)	(.579)	(.705)	(.765)	(.834)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.490)	(.658)	(.994)	(.963)	(1.071)
Net asset value, end of period	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87
Total ReturnA, B	1.88%	5.11%	5.70%	3.45%	9.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%	1.10%	1.39%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 567	$ 868	$ 774	$ 762	$ 784
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Income from Investment Operations
Net investment income (loss) C	.299	.454	.589	.651	.716
Net realized and unrealized gain (loss)	.573	2.085	2.133	.909	3.664
Total from investment operations	.872	2.539	2.722	1.560	4.380
Distributions from net investment income	(.294)	(.460)	(.573)	(.642)	(.723)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.352)	(.539)	(.862)	(.840)	(.960)
Net asset value, end of period	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90
Total ReturnA, B	1.60%	4.86%	5.43%	3.19%	9.48%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.54%	.85%	1.14%	1.32%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 444	$ 101	$ 128	$ 148
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Income from Investment Operations
Net investment income (loss) C	.024	.187	.330	.403	.469
Net realized and unrealized gain (loss)	.574	2.073	2.129	.912	3.659
Total from investment operations	.598	2.260	2.459	1.315	4.128
Distributions from net investment income	(.100)	(.201)	(.350)	(.407)	(.471)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.158)	(.280)	(.639)	(.605)	(.708)
Net asset value, end of period	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85
Total ReturnA, B	1.10%	4.32%	4.90%	2.68%	8.93%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.04%	.35%	.64%	.82%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 787	$ 498	$ 439	$ 226
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Income from Investment Operations
Net investment income (loss) B	.574	.722	.848	.898	.960
Net realized and unrealized gain (loss)	.582	2.081	2.135	.908	3.657
Total from investment operations	1.156	2.803	2.983	1.806	4.617
Distributions from net investment income	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88
Total ReturnA	2.13%	5.38%	5.96%	3.71%	10.01%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,263	$ 4,665	$ 3,875	$ 3,904	$ 3,806
Portfolio turnover rate C	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Income from Investment Operations
Net investment income (loss) B	.575	.722	.849	.891	.959
Net realized and unrealized gain (loss)	.571	2.091	2.124	.915	3.668
Total from investment operations	1.146	2.813	2.973	1.806	4.627
Distributions from net investment income	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89
Total ReturnA	2.11%	5.40%	5.94%	3.71%	10.03%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 434	$ 491	$ 470	$ 320
Portfolio turnover rate C	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.0	3.2
Fidelity Blue Chip Growth Fund	2.8	2.9
Fidelity Equity-Income Fund	4.2	4.5
Fidelity Large Cap Stock Fund	3.2	3.4
Fidelity Series 100 Index Fund	2.7	2.9
Fidelity Series Broad Market Opportunities Fund	4.9	5.2
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	21.2	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.5
Fidelity Strategic Real Return Fund	8.2	8.5
Fidelity Total Bond Fund	24.7	25.4
	41.1	42.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	18.4	16.7
Fidelity Short-Term Bond Fund	18.5	16.6
	36.9	33.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 22.0%
	Shares	Value
Domestic Equity Funds - 21.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	12,763	$ 260,741
Fidelity Blue Chip Growth Fund (b)	3,223	242,243
Fidelity Equity-Income Fund (b)	6,451	372,613
Fidelity Large Cap Stock Fund (b)	9,743	279,240
Fidelity Series 100 Index Fund (b)	17,528	242,243
Fidelity Series Broad Market Opportunities Fund (b)	26,993	428,109
Fidelity Series Small Cap Opportunities Fund (b)	2,675	36,997
TOTAL DOMESTIC EQUITY FUNDS		1,862,186
International Equity Funds - 0.8%
Fidelity Advisor International Discovery Fund Class I (b)	1,714	72,232
TOTAL EQUITY FUNDS (Cost $1,245,656)		1,934,418
Fixed-Income Funds - 41.1%

Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund (b)	68,979	724,966
Fidelity Strategic Real Return Fund (b)	82,476	724,966
Fidelity Total Bond Fund (b)	204,710	2,174,016
TOTAL FIXED-INCOME FUNDS (Cost $3,622,660)		3,623,948
Short-Term Funds - 36.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,624,121	$ 1,624,121
Fidelity Short-Term Bond Fund (b)	189,200	1,625,227
TOTAL SHORT-TERM FUNDS (Cost $3,234,786)		3,249,348
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,103,102)		8,807,714
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,006)
NET ASSETS - 100%		$ 8,806,708
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 185,587	$ 51,052	$ 171,490	$ 1,199	$ 72,232
Fidelity Advisor Mid Cap II Fund Class I	287,033	134,837	155,971	-	260,741
Fidelity Blue Chip Growth Fund	270,231	93,870	155,200	324	242,243
Fidelity Equity-Income Fund	417,164	172,753	196,997	12,432	372,613
Fidelity Government Income Fund	724,255	274,280	283,679	10,733	724,966
Fidelity Institutional Money Market Portfolio Institutional Class	1,367,711	737,689	481,280	1,697	1,624,121
Fidelity Large Cap Stock Fund	314,227	116,262	164,474	2,780	279,240
Fidelity Series 100 Index Fund	274,642	93,419	149,019	5,307	242,243
Fidelity Series Broad Market Opportunities Fund	476,090	177,059	244,441	1,962	428,109
Fidelity Series Small Cap Opportunities Fund	39,701	19,311	25,118	132	36,997
Fidelity Short-Term Bond Fund	1,365,451	742,778	482,639	14,118	1,625,227
Fidelity Strategic Real Return Fund	716,433	325,422	255,218	12,043	724,966
Fidelity Total Bond Fund	2,170,920	835,852	821,074	62,813	2,174,016
Total	$ 8,609,445	$ 3,774,584	$ 3,586,600	$ 125,540	$ 8,807,714
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,103,102) - See accompanying schedule		$ 8,807,714
Cash		6
Receivable for investments sold		83,207
Total assets		8,890,927

Liabilities
Payable for investments purchased	$ 77,226
Payable for fund shares redeemed	5,999
Distribution and service plan fees payable	994
Total liabilities		84,219

Net Assets		$ 8,806,708
Net Assets consist of:
Paid in capital		$ 8,011,298
Undistributed net investment income		1,822
Accumulated undistributed net realized gain (loss) on investments		88,976
Net unrealized appreciation (depreciation) on investments		704,612
Net Assets		$ 8,806,708
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,099,095 ÷ 19,574.7 shares)		$ 56.15

Maximum offering price per share (100/94.25 of $56.15)		$ 59.58
Class T:
Net Asset Value and redemption price per share ($204,303 ÷ 3,637.9 shares)		$ 56.16

Maximum offering price per share (100/96.50 of $56.16)		$ 58.20

Class C:
Net Asset Value and offering price per share ($809,681 ÷ 14,452.6 shares)A		$ 56.02

Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($6,502,344 ÷ 115,794.0 shares)		$ 56.15

Class I:
Net Asset Value, offering price and redemption price per share ($191,285 ÷ 3,406.4 shares)		$ 56.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 125,540

Expenses
Distribution and service plan fees	$ 9,883
Independent trustees' compensation	39
Total expenses before reductions	9,922
Expense reductions	(39)	9,883
Net investment income (loss)		115,657
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	64,727
Capital gain distributions from underlying funds	131,946
Total net realized gain (loss)		196,673
Change in net unrealized appreciation (depreciation) on underlying funds		(54,444)
Net gain (loss)		142,229
Net increase (decrease) in net assets resulting from operations		$ 257,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,657	$ 100,246
Net realized gain (loss)	196,673	111,325
Change in net unrealized appreciation (depreciation)	(54,444)	230,351
Net increase (decrease) in net assets resulting from operations	257,886	441,922
Distributions to shareholders from net investment income	(115,567)	(99,649)
Distributions to shareholders from net realized gain	(102,328)	(50,628)
Total distributions	(217,895)	(150,277)
Share transactions - net increase (decrease)	157,956	2,272,722
Total increase (decrease) in net assets	197,947	2,564,367

Net Assets
Beginning of period	8,608,761	6,044,394
End of period (including undistributed net investment income of $1,822 and undistributed net investment income of $1,732, respectively)	$ 8,806,708	$ 8,608,761

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) C	.653	.674	.770	.793	.817
Net realized and unrealized gain (loss)	.871	2.766	3.157	.884	4.128
Total from investment operations	1.524	3.440	3.927	1.677	4.945
Distributions from net investment income	(.650)	(.670)	(.774)	(.794)	(.826)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.314)	(1.090)	(1.027)	(.977)	(1.045)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99
Total ReturnA, B	2.76%	6.48%	7.84%	3.44%	10.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.17%	1.23%	1.47%	1.61%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,099	$ 813	$ 411	$ 408	$ 436
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) C	.512	.537	.639	.670	.696
Net realized and unrealized gain (loss)	.871	2.770	3.145	.885	4.135
Total from investment operations	1.383	3.307	3.784	1.555	4.831
Distributions from net investment income	(.509)	(.527)	(.631)	(.672)	(.712)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.173)	(.947)	(.884)	(.855)	(.931)
Net asset value, end of period	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99
Total ReturnA, B	2.50%	6.22%	7.54%	3.18%	10.54%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.92%	.98%	1.22%	1.36%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204	$ 94	$ 101	$ 189	$ 196
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Income from Investment Operations
Net investment income (loss) C	.233	.262	.377	.422	.449
Net realized and unrealized gain (loss)	.862	2.759	3.151	.876	4.132
Total from investment operations	1.095	3.021	3.528	1.298	4.581
Distributions from net investment income	(.251)	(.271)	(.415)	(.435)	(.452)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(.915)	(.691)	(.668)	(.618)	(.671)
Net asset value, end of period	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97
Total ReturnA, B	1.98%	5.68%	7.02%	2.65%	9.98%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.42%	.48%	.72%	.86%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 810	$ 563	$ 322	$ 306	$ 228
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) B	.795	.813	.901	.917	.942
Net realized and unrealized gain (loss)	.866	2.762	3.160	.874	4.138
Total from investment operations	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnA	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,502	$ 7,053	$ 5,196	$ 3,945	$ 3,079
Portfolio turnover rate C	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) B	.793	.814	.901	.917	.939
Net realized and unrealized gain (loss)	.868	2.761	3.160	.874	4.141
Total from investment operations	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnA	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 87	$ 14	$ 13	$ 32
Portfolio turnover rate C	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.9	4.1
Fidelity Blue Chip Growth Fund	3.6	3.9
Fidelity Equity-Income Fund	5.6	5.9
Fidelity Large Cap Stock Fund	4.2	4.4
Fidelity Series 100 Index Fund	3.6	3.8
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.5	0.6
	27.8	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.4	0.8
Fidelity Strategic Income Fund	0.4	0.9
	0.8	1.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.0	7.8
Fidelity Strategic Real Return Fund	8.0	7.8
Fidelity Total Bond Fund	23.9	23.3
	39.9	38.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.4	13.5
Fidelity Short-Term Bond Fund	14.4	13.5
	28.8	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 30.5%
	Shares	Value
Domestic Equity Funds - 27.8%
Fidelity Advisor Mid Cap II Fund Class I (b)	28,332	$ 578,814
Fidelity Blue Chip Growth Fund (b)	7,168	538,640
Fidelity Equity-Income Fund (b)	14,323	827,303
Fidelity Large Cap Stock Fund (b)	21,650	620,477
Fidelity Series 100 Index Fund (b)	38,975	538,639
Fidelity Series Broad Market Opportunities Fund (b)	60,044	952,291
Fidelity Series Small Cap Opportunities Fund (b)	6,025	83,325
TOTAL DOMESTIC EQUITY FUNDS		4,139,489
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Class I (b)	9,390	395,796
TOTAL EQUITY FUNDS (Cost $3,834,955)		4,535,285
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 0.8%
Fidelity Capital & Income Fund (b)	6,079	59,518
Fidelity Strategic Income Fund (b)	5,599	59,518
TOTAL HIGH YIELD FIXED-INCOME FUNDS		119,036

	Shares	Value
Investment Grade Fixed-Income Funds - 39.9%
Fidelity Government Income Fund (b)	113,118	$ 1,188,875
Fidelity Strategic Real Return Fund (b)	135,253	1,188,876
Fidelity Total Bond Fund (b)	335,420	3,562,162
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,939,913
TOTAL FIXED-INCOME FUNDS (Cost $6,139,353)		6,058,949
Short-Term Funds - 28.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,142,654	2,142,654
Fidelity Short-Term Bond Fund (b)	249,436	2,142,654
TOTAL SHORT-TERM FUNDS (Cost $4,282,517)		4,285,308
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,256,825)		14,879,542
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 14,879,332
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 328,196	$ 216,045	$ 175,512	$ 2,302	$ 395,796
Fidelity Advisor Mid Cap II Fund Class I	449,169	378,330	245,113	-	578,814
Fidelity Blue Chip Growth Fund	422,046	298,374	247,106	537	538,640
Fidelity Capital & Income Fund	112,819	70,688	122,330	4,385	59,518
Fidelity Equity-Income Fund	651,661	520,151	302,273	24,558	827,303
Fidelity Government Income Fund	813,681	656,051	292,460	14,859	1,188,875
Fidelity Institutional Money Market Portfolio Institutional Class	1,372,691	1,226,041	456,078	2,115	2,142,654
Fidelity Large Cap Stock Fund	490,589	364,427	255,333	5,288	620,477
Fidelity Series 100 Index Fund	428,462	302,555	233,426	8,826	538,639
Fidelity Series Broad Market Opportunities Fund	743,479	545,049	373,245	3,289	952,291
Fidelity Series Small Cap Opportunities Fund	62,187	52,882	37,878	220	83,325
Fidelity Short-Term Bond Fund	1,370,467	1,227,052	454,899	17,341	2,142,654
Fidelity Strategic Income Fund	113,757	68,654	118,300	3,856	59,518
Fidelity Strategic Real Return Fund	805,291	720,835	252,978	15,537	1,188,876
Fidelity Total Bond Fund	2,439,971	1,984,986	841,089	87,617	3,562,162
Total	$ 10,604,466	$ 8,632,120	$ 4,408,020	$ 190,730	$ 14,879,542
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $14,256,825) - See accompanying schedule		$ 14,879,542
Receivable for investments sold		112,294
Total assets		14,991,836

Liabilities
Payable for investments purchased	$ 112,320
Distribution and service plan fees payable	184
Total liabilities		112,504

Net Assets		$ 14,879,332
Net Assets consist of:
Paid in capital		$ 14,487,877
Undistributed net investment income		3,441
Accumulated undistributed net realized gain (loss) on investments		(234,703)
Net unrealized appreciation (depreciation) on investments		622,717
Net Assets		$ 14,879,332
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($431,760 ÷ 7,366.07 shares)		$ 58.61

Maximum offering price per share (100/94.25 of $58.61)		$ 62.19
Class T:
Net Asset Value and redemption price per share ($90,010 ÷ 1,534.17 shares)		$ 58.67

Maximum offering price per share (100/96.50 of $58.67)		$ 60.80

Class C:
Net Asset Value and offering price per share ($60,028 ÷ 1,025.60 shares)A		$ 58.53

Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($14,207,789 ÷ 242,414.75 shares)		$ 58.61

Class I:
Net Asset Value, offering price and redemption price per share ($89,745 ÷ 1,531.69 shares)		$ 58.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 190,730

Expenses
Distribution and service plan fees	$ 4,536
Independent trustees' compensation	55
Total expenses before reductions	4,591
Expense reductions	(55)	4,536
Net investment income (loss)		186,194
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,942
Capital gain distributions from underlying funds	227,759
Total net realized gain (loss)		229,701
Change in net unrealized appreciation (depreciation) on underlying funds		49,031
Net gain (loss)		278,732
Net increase (decrease) in net assets resulting from operations		$ 464,926

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 186,194	$ 116,340
Net realized gain (loss)	229,701	109,308
Change in net unrealized appreciation (depreciation)	49,031	323,887
Net increase (decrease) in net assets resulting from operations	464,926	549,535
Distributions to shareholders from net investment income	(184,980)	(115,076)
Distributions to shareholders from net realized gain	(27,297)	(15,270)
Total distributions	(212,277)	(130,346)
Share transactions - net increase (decrease)	4,022,585	5,262,153
Total increase (decrease) in net assets	4,275,234	5,681,342

Net Assets
Beginning of period	10,604,098	4,922,756
End of period (including undistributed net investment income of $3,441 and undistributed net investment income of $2,228, respectively)	$ 14,879,332	$ 10,604,098

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Income from Investment Operations
Net investment income (loss) C	.686	.708	.825	.783	.817
Net realized and unrealized gain (loss)	1.311	3.351	3.933	.842	4.431
Total from investment operations	1.997	4.059	4.758	1.625	5.248
Distributions from net investment income	(.658)	(.686)	(.804)	(.784)	(.824)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.797)	(.809)	(1.058)	(.955)	(1.038)
Net asset value, end of period	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79
Total ReturnA, B	3.50%	7.54%	9.54%	3.35%	11.58%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.18%	1.26%	1.57%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 419	$ 391	$ 386	$ 72
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Income from Investment Operations
Net investment income (loss) C	.540	.581	.686	.653	.691
Net realized and unrealized gain (loss)	1.318	3.339	3.958	.871	4.434
Total from investment operations	1.858	3.920	4.644	1.524	5.125
Distributions from net investment income	(.509)	(.577)	(.680)	(.643)	(.661)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.648)	(.700)	(.934)	(.814)	(.875)
Net asset value, end of period	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82
Total ReturnA, B	3.25%	7.26%	9.29%	3.13%	11.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.49% F	.49% F	.50%	.50%
Expenses net of fee waivers, if any	.50%	.49% F	.49% F	.50%	.50%
Expenses net of all reductions	.50%	.49% F	.49% F	.50%	.50%
Net investment income (loss)	.93%	1.02%	1.30%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 26	$ 1	$ 5	$ 23
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Income from Investment Operations
Net investment income (loss) C	.245	.293	.434	.411	.447
Net realized and unrealized gain (loss)	1.323	3.354	3.919	.845	4.434
Total from investment operations	1.568	3.647	4.353	1.256	4.881
Distributions from net investment income	(.239)	(.314)	(.459)	(.405)	(.437)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.378)	(.437)	(.713)	(.576)	(.651)
Net asset value, end of period	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81
Total ReturnA, B	2.72%	6.76%	8.70%	2.58%	10.74%
Ratios to Average Net Assets D, E
Expenses before reductions	1.01% F	.99% F	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.01% F	.99% F	1.00%	1.00%	1.00%
Expenses net of all reductions	1.01% F	.99% F	1.00%	1.00%	1.00%
Net investment income (loss)	.42%	.52%	.83%	.84%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 325	$ 54	$ 28	$ 32
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Income from Investment Operations
Net investment income (loss) B	.831	.851	.956	.901	.937
Net realized and unrealized gain (loss)	1.313	3.358	3.922	.849	4.438
Total from investment operations	2.144	4.209	4.878	1.750	5.375
Distributions from net investment income	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78
Total ReturnA	3.76%	7.82%	9.80%	3.62%	11.87%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,208	$ 9,774	$ 4,474	$ 3,892	$ 3,266
Portfolio turnover rate C	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Income from Investment Operations
Net investment income (loss) B	.830	.856	.957	.900	.937
Net realized and unrealized gain (loss)	1.314	3.343	3.921	.850	4.428
Total from investment operations	2.144	4.199	4.878	1.750	5.365
Distributions from net investment income	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77
Total ReturnA	3.76%	7.81%	9.80%	3.62%	11.85%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 61	$ 4	$ 3	$ 4
Portfolio turnover rate C	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	4.7	4.9
Fidelity Blue Chip Growth Fund	4.4	4.5
Fidelity Equity-Income Fund	6.7	7.0
Fidelity Large Cap Stock Fund	5.0	5.2
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series Broad Market Opportunities Fund	7.7	8.0
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	33.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	3.6	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.3	1.4
	2.6	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.3	7.2
Fidelity Total Bond Fund	22.0	21.6
	36.6	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.8	11.3
Fidelity Short-Term Bond Fund	11.8	11.2
	23.6	22.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.6%
Short-Term Funds	23.6%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 33.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	23,411	$ 478,287
Fidelity Blue Chip Growth Fund (b)	5,918	444,705
Fidelity Equity-Income Fund (b)	11,839	683,848
Fidelity Large Cap Stock Fund (b)	17,896	512,886
Fidelity Series 100 Index Fund (b)	32,178	444,705
Fidelity Series Broad Market Opportunities Fund (b)	49,598	786,629
Fidelity Series Small Cap Opportunities Fund (b)	4,930	68,181
TOTAL DOMESTIC EQUITY FUNDS		3,419,241
International Equity Funds - 3.6%
Fidelity Advisor International Discovery Fund Class I (b)	8,716	367,365
TOTAL EQUITY FUNDS (Cost $3,257,483)		3,786,606
Fixed-Income Funds - 39.2%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund (b)	13,409	131,274
Fidelity Strategic Income Fund (b)	12,349	131,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		262,548

	Shares	Value
Investment Grade Fixed-Income Funds - 36.6%
Fidelity Government Income Fund (b)	70,973	$ 745,923
Fidelity Strategic Real Return Fund (b)	84,860	745,924
Fidelity Total Bond Fund (b)	210,713	2,237,771
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,729,618
TOTAL FIXED-INCOME FUNDS (Cost $4,032,829)		3,992,166
Short-Term Funds - 23.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,198,769	1,198,769
Fidelity Short-Term Bond Fund (b)	139,554	1,198,769
TOTAL SHORT-TERM FUNDS (Cost $2,395,806)		2,397,538
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,686,118)		10,176,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(386)
NET ASSETS - 100%		$ 10,175,924
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 297,865	$ 172,003	$ 121,580	$ 2,101	$ 367,365
Fidelity Advisor Mid Cap II Fund Class I	364,312	275,982	154,375	-	478,287
Fidelity Blue Chip Growth Fund	342,422	212,819	157,746	455	444,705
Fidelity Capital & Income Fund	111,626	66,249	43,456	4,806	131,274
Fidelity Equity-Income Fund	528,460	369,161	181,292	18,905	683,848
Fidelity Government Income Fund	530,848	369,530	161,797	8,814	745,923
Fidelity Institutional Money Market Portfolio Institutional Class	804,815	618,646	224,691	1,108	1,198,769
Fidelity Large Cap Stock Fund	398,224	254,361	154,626	4,136	512,886
Fidelity Series 100 Index Fund	347,848	207,731	143,191	7,367	444,705
Fidelity Series Broad Market Opportunities Fund	603,649	385,954	227,490	2,681	786,629
Fidelity Series Small Cap Opportunities Fund	50,493	38,273	24,618	183	68,181
Fidelity Short-Term Bond Fund	803,492	617,927	222,137	9,157	1,198,769
Fidelity Strategic Income Fund	112,565	65,702	41,247	4,221	131,274
Fidelity Strategic Real Return Fund	525,221	418,510	144,682	9,975	745,924
Fidelity Total Bond Fund	1,592,669	1,131,557	472,353	51,773	2,237,771
Total	$ 7,414,509	$ 5,204,405	$ 2,475,281	$ 125,682	$ 10,176,310
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $9,686,118) - See accompanying schedule		$ 10,176,310
Receivable for investments sold		58,666
Total assets		10,234,976

Liabilities
Payable for investments purchased	$ 58,675
Distribution and service plan fees payable	377
Total liabilities		59,052

Net Assets		$ 10,175,924
Net Assets consist of:
Paid in capital		$ 9,592,489
Undistributed net investment income		2,077
Accumulated undistributed net realized gain (loss) on investments		91,166
Net unrealized appreciation (depreciation) on investments		490,192
Net Assets		$ 10,175,924

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($466,602 ÷ 7,871.30 shares)		$ 59.28

Maximum offering price per share (100/94.25 of $59.28)		$ 62.90
Class T:
Net Asset Value and redemption price per share ($333,899 ÷ 5,633.99 shares)		$ 59.27

Maximum offering price per share (100/96.50 of $59.27)		$ 61.42

Class C:
Net Asset Value and offering price per share ($168,424 ÷ 2,851.15 shares)A		$ 59.07

Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($9,139,441 ÷ 154,182.69 shares)		$ 59.28

Class I:
Net Asset Value, offering price and redemption price per share ($67,558 ÷ 1,139.82 shares)		$ 59.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 125,682

Expenses
Distribution and service plan fees	$ 3,565
Independent trustees' compensation	36
Total expenses before reductions	3,601
Expense reductions	(36)	3,565
Net investment income (loss)		122,117
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,350)
Capital gain distributions from underlying funds	182,256
Total net realized gain (loss)		174,906
Change in net unrealized appreciation (depreciation) on underlying funds		40,024
Net gain (loss)		214,930
Net increase (decrease) in net assets resulting from operations		$ 337,047

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,117	$ 78,566
Net realized gain (loss)	174,906	80,405
Change in net unrealized appreciation (depreciation)	40,024	254,535
Net increase (decrease) in net assets resulting from operations	337,047	413,506
Distributions to shareholders from net investment income	(121,535)	(77,576)
Distributions to shareholders from net realized gain	(88,369)	(28,499)
Total distributions	(209,904)	(106,075)
Share transactions - net increase (decrease)	2,634,529	4,244,822
Total increase (decrease) in net assets	2,761,672	4,552,253

Net Assets
Beginning of period	7,414,252	2,861,999
End of period (including undistributed net investment income of $2,077 and undistributed net investment income of $1,495, respectively)	$ 10,175,924	$ 7,414,252

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Income from Investment Operations
Net investment income (loss) C	.718	.718	.840	.821	.809
Net realized and unrealized gain (loss)	1.623	3.808	4.571	.771	4.667
Total from investment operations	2.341	4.526	5.411	1.592	5.476
Distributions from net investment income	(.704)	(.677)	(.900)	(.794)	(.819)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.341)	(1.016)	(1.121)	(.962)	(1.036)
Net asset value, end of period	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85
Total ReturnA, B	4.06%	8.32%	10.86%	3.29%	12.13%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.27%	1.59%	1.68%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 220	$ 424	$ 213	$ 187
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Income from Investment Operations
Net investment income (loss) C	.572	.579	.706	.699	.685
Net realized and unrealized gain (loss)	1.631	3.796	4.576	.769	4.672
Total from investment operations	2.203	4.375	5.282	1.468	5.357
Distributions from net investment income	(.566)	(.546)	(.771)	(.680)	(.690)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.203)	(.885)	(.992)	(.848)	(.907)
Net asset value, end of period	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87
Total ReturnA, B	3.82%	8.04%	10.59%	3.03%	11.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.02%	1.34%	1.43%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334	$ 190	$ 190	$ 175	$ 40
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Income from Investment Operations
Net investment income (loss) C	.276	.295	.444	.454	.443
Net realized and unrealized gain (loss)	1.618	3.791	4.564	.761	4.668
Total from investment operations	1.894	4.086	5.008	1.215	5.111
Distributions from net investment income	(.297)	(.297)	(.557)	(.437)	(.454)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(.934)	(.636)	(.778)	(.605)	(.671)
Net asset value, end of period	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82
Total ReturnA, B	3.29%	7.51%	10.03%	2.50%	11.30%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.52%	.84%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168	$ 156	$ 113	$ 170	$ 172
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) B	.866	.866	.969	.942	.933
Net realized and unrealized gain (loss)	1.628	3.805	4.563	.775	4.668
Total from investment operations	2.494	4.671	5.532	1.717	5.601
Distributions from net investment income	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86
Total ReturnA	4.33%	8.60%	11.12%	3.55%	12.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,139	$ 6,818	$ 2,108	$ 1,521	$ 1,463
Portfolio turnover rate C	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) B	.864	.863	.969	.944	.930
Net realized and unrealized gain (loss)	1.630	3.798	4.573	.763	4.671
Total from investment operations	2.494	4.661	5.542	1.707	5.601
Distributions from net investment income	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86
Total ReturnA	4.33%	8.58%	11.14%	3.53%	12.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68	$ 30	$ 27	$ 25	$ 28
Portfolio turnover rate C	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.3	5.4
Fidelity Blue Chip Growth Fund	4.9	5.0
Fidelity Equity-Income Fund	7.6	7.8
Fidelity Large Cap Stock Fund	5.7	5.8
Fidelity Series 100 Index Fund	4.9	5.0
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	4.5	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.7
Fidelity Strategic Income Fund	1.7	1.8
	3.4	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.7
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.6	20.3
	34.3	33.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	10.0	9.6
	19.9	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Class I (b)	19,020	$ 388,572
Fidelity Blue Chip Growth Fund (b)	4,800	360,712
Fidelity Equity-Income Fund (b)	9,609	554,998
Fidelity Large Cap Stock Fund (b)	14,530	416,432
Fidelity Series 100 Index Fund (b)	26,101	360,712
Fidelity Series Broad Market Opportunities Fund (b)	40,263	638,577
Fidelity Series Small Cap Opportunities Fund (b)	4,029	55,720
TOTAL DOMESTIC EQUITY FUNDS		2,775,723
International Equity Funds - 4.5%
Fidelity Advisor International Discovery Fund Class I (b)	7,897	332,852
TOTAL EQUITY FUNDS (Cost $2,694,378)		3,108,575
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund (b)	12,581	123,170
Fidelity Strategic Income Fund (b)	11,587	123,170
TOTAL HIGH YIELD FIXED-INCOME FUNDS		246,340

	Shares	Value
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Government Income Fund (b)	47,924	$ 503,677
Fidelity Strategic Real Return Fund (b)	57,301	503,677
Fidelity Total Bond Fund (b)	142,213	1,510,297
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,517,651
TOTAL FIXED-INCOME FUNDS (Cost $2,796,948)		2,763,991
Short-Term Funds - 19.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	729,489	729,489
Fidelity Short-Term Bond Fund (b)	84,923	729,489
TOTAL SHORT-TERM FUNDS (Cost $1,457,843)		1,458,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,949,169)		7,331,544
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379)
NET ASSETS - 100%		$ 7,331,165
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 210,994	$ 221,590	$ 121,584	$ 1,736	$ 332,852
Fidelity Advisor Mid Cap II Fund Class I	232,405	293,262	135,533	-	388,572
Fidelity Blue Chip Growth Fund	218,622	237,219	134,574	307	360,712
Fidelity Capital & Income Fund	79,097	84,646	38,195	4,234	123,170
Fidelity Equity-Income Fund	337,591	406,545	164,783	14,600	554,998
Fidelity Government Income Fund	290,332	339,493	130,282	5,759	503,677
Fidelity Institutional Money Market Portfolio Institutional Class	403,677	490,002	164,190	669	729,489
Fidelity Large Cap Stock Fund	254,270	288,550	138,173	3,229	416,432
Fidelity Series 100 Index Fund	222,168	240,202	126,355	5,313	360,712
Fidelity Series Broad Market Opportunities Fund	384,827	436,588	204,219	1,974	638,577
Fidelity Series Small Cap Opportunities Fund	32,194	40,808	21,068	129	55,720
Fidelity Short-Term Bond Fund	403,012	493,210	166,505	5,486	729,489
Fidelity Strategic Income Fund	79,769	84,355	36,261	3,717	123,170
Fidelity Strategic Real Return Fund	287,224	367,316	117,609	6,107	503,677
Fidelity Total Bond Fund	869,392	1,026,501	375,486	34,022	1,510,297
Total	$ 4,305,574	$ 5,050,287	$ 2,074,817	$ 87,282	$ 7,331,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $6,949,169) - See accompanying schedule		$ 7,331,544
Receivable for investments sold		29,226
Receivable for fund shares sold		20,000
Total assets		7,380,770

Liabilities
Payable for investments purchased	$ 48,729
Payable for fund shares redeemed	502
Distribution and service plan fees payable	374
Total liabilities		49,605

Net Assets		$ 7,331,165
Net Assets consist of:
Paid in capital		$ 6,980,921
Undistributed net investment income		1,392
Accumulated undistributed net realized gain (loss) on investments		(33,523)
Net unrealized appreciation (depreciation) on investments		382,375
Net Assets		$ 7,331,165

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($727,009 ÷ 12,002.58 shares)		$ 60.57

Maximum offering price per share (100/94.25 of $60.57)		$ 64.27
Class T:
Net Asset Value and redemption price per share ($327,611 ÷ 5,405.23 shares)		$ 60.61

Maximum offering price per share (100/96.50 of $60.61)		$ 62.81

Class C:
Net Asset Value and offering price per share ($85,664 ÷ 1,418.20 shares)A		$ 60.40

Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($6,159,655 ÷ 101,672.69 shares)		$ 60.58

Class I:
Net Asset Value, offering price and redemption price per share ($31,226 ÷ 515.42 shares)		$ 60.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 87,282

Expenses
Distribution and service plan fees	$ 3,336
Independent trustees' compensation	24
Total expenses before reductions	3,360
Expense reductions	(24)	3,336
Net investment income (loss)		83,946
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,951)
Capital gain distributions from underlying funds	134,260
Total net realized gain (loss)		126,309
Change in net unrealized appreciation (depreciation) on underlying funds		58,449
Net gain (loss)		184,758
Net increase (decrease) in net assets resulting from operations		$ 268,704

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,946	$ 51,781
Net realized gain (loss)	126,309	53,276
Change in net unrealized appreciation (depreciation)	58,449	183,459
Net increase (decrease) in net assets resulting from operations	268,704	288,516
Distributions to shareholders from net investment income	(83,375)	(51,362)
Distributions to shareholders from net realized gain	(13,020)	(8,328)
Total distributions	(96,395)	(59,690)
Share transactions - net increase (decrease)	2,853,441	1,928,159
Total increase (decrease) in net assets	3,025,750	2,156,985

Net Assets
Beginning of period	4,305,415	2,148,430
End of period (including undistributed net investment income of $1,392 and undistributed net investment income of $821, respectively)	$ 7,331,165	$ 4,305,415

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Income from Investment Operations
Net investment income (loss) C	.724	.735	.906	.793	.750
Net realized and unrealized gain (loss)	1.910	4.084	4.920	.712	4.846
Total from investment operations	2.634	4.819	5.826	1.505	5.596
Distributions from net investment income	(.698)	(.708)	(.879)	(.789)	(.796)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.844)	(.849)	(1.106)	(.945)	(.996)
Net asset value, end of period	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53
Total ReturnA, B	4.50%	8.84%	11.79%	3.13%	12.52%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.21%	1.28%	1.73%	1.64%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 727	$ 526	$ 304	$ 139	$ 108
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) C	.574	.587	.781	.668	.630
Net realized and unrealized gain (loss)	1.910	4.098	4.911	.713	4.851
Total from investment operations	2.484	4.685	5.692	1.381	5.481
Distributions from net investment income	(.558)	(.534)	(.725)	(.675)	(.671)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.704)	(.675)	(.952)	(.831)	(.871)
Net asset value, end of period	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53
Total ReturnA, B	4.24%	8.58%	11.50%	2.87%	12.26%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.96%	1.03%	1.48%	1.39%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328	$ 39	$ 85	$ 298	$ 130
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Income from Investment Operations
Net investment income (loss) C	.278	.303	.508	.430	.387
Net realized and unrealized gain (loss)	1.899	4.086	4.915	.730	4.848
Total from investment operations	2.177	4.389	5.423	1.160	5.235
Distributions from net investment income	(.321)	(.318)	(.556)	(.374)	(.435)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.467)	(.459)	(.783)	(.530)	(.635)
Net asset value, end of period	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49
Total ReturnA, B	3.72%	8.04%	10.93%	2.40%	11.70%
Ratios to Average Net Assets D, E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.53%	.97%	.89%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 33	$ 31	$ 9	$ 184
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) B	.874	.878	1.040	.913	.878
Net realized and unrealized gain (loss)	1.909	4.094	4.914	.711	4.844
Total from investment operations	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnA	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,160	$ 3,677	$ 1,702	$ 1,309	$ 1,666
Portfolio turnover rate C	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) B	.875	.877	1.039	.912	.870
Net realized and unrealized gain (loss)	1.908	4.095	4.915	.712	4.852
Total from investment operations	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnA	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 30	$ 27	$ 24	$ 27
Portfolio turnover rate C	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.7	5.8
Fidelity Blue Chip Growth Fund	5.3	5.3
Fidelity Equity-Income Fund	8.1	8.2
Fidelity Large Cap Stock Fund	6.1	6.2
Fidelity Series 100 Index Fund	5.3	5.4
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.7	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	5.4	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.4
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.5	19.4
	32.5	32.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.4
Fidelity Short-Term Bond Fund	8.8	8.5
	17.5	16.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 46.1%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity Advisor Mid Cap II Fund Class I (b)	77,550	$ 1,584,355
Fidelity Blue Chip Growth Fund (b)	19,566	1,470,393
Fidelity Equity-Income Fund (b)	39,172	2,262,570
Fidelity Large Cap Stock Fund (b)	59,160	1,695,538
Fidelity Series 100 Index Fund (b)	106,396	1,470,393
Fidelity Series Broad Market Opportunities Fund (b)	164,040	2,601,678
Fidelity Series Small Cap Opportunities Fund (b)	16,279	225,145
TOTAL DOMESTIC EQUITY FUNDS		11,310,072
International Equity Funds - 5.4%
Fidelity Advisor International Discovery Fund Class I (b)	35,610	1,500,968
TOTAL EQUITY FUNDS (Cost $11,186,839)		12,811,040
Fixed-Income Funds - 36.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (b)	55,648	544,796
Fidelity Strategic Income Fund (b)	51,251	544,796
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,089,592

	Shares	Value
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund (b)	171,905	$ 1,806,721
Fidelity Strategic Real Return Fund (b)	205,543	1,806,721
Fidelity Total Bond Fund (b)	510,635	5,422,944
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,036,386
TOTAL FIXED-INCOME FUNDS (Cost $10,257,965)		10,125,978
Short-Term Funds - 17.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,429,345	2,429,345
Fidelity Short-Term Bond Fund (b)	282,811	2,429,345
TOTAL SHORT-TERM FUNDS (Cost $4,852,484)		4,858,690
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $26,297,288)		27,795,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(485)
NET ASSETS - 100%		$ 27,795,223
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,306,846	$ 576,129	$ 468,121	$ 9,771	$ 1,500,968
Fidelity Advisor Mid Cap II Fund Class I	1,308,725	798,235	493,667	-	1,584,355
Fidelity Blue Chip Growth Fund	1,228,892	569,858	499,742	1,634	1,470,393
Fidelity Capital & Income Fund	474,251	220,592	136,814	20,664	544,796
Fidelity Equity-Income Fund	1,898,967	1,039,654	562,800	66,775	2,262,570
Fidelity Government Income Fund	1,475,362	744,248	434,745	23,587	1,806,721
Fidelity Institutional Money Market Portfolio Institutional Class	1,928,320	998,914	497,889	2,467	2,429,345
Fidelity Large Cap Stock Fund	1,430,243	702,471	496,964	14,871	1,695,538
Fidelity Series 100 Index Fund	1,247,581	554,208	448,775	27,023	1,470,393
Fidelity Series Broad Market Opportunities Fund	2,166,880	1,064,402	721,030	10,037	2,601,678
Fidelity Series Small Cap Opportunities Fund	182,716	104,086	77,016	671	225,145
Fidelity Short-Term Bond Fund	1,925,259	1,007,781	503,378	20,563	2,429,345
Fidelity Strategic Income Fund	478,222	218,899	127,711	18,151	544,796
Fidelity Strategic Real Return Fund	1,460,077	849,485	364,823	26,759	1,806,721
Fidelity Total Bond Fund	4,417,893	2,277,063	1,242,757	138,338	5,422,944
Total	$ 22,930,234	$ 11,726,025	$ 7,076,232	$ 381,311	$ 27,795,708
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $26,297,288) - See accompanying schedule		$ 27,795,708
Cash		2
Receivable for investments sold		89,835
Receivable for fund shares sold		112,300
Total assets		27,997,845

Liabilities
Payable for investments purchased	$ 202,155
Distribution and service plan fees payable	467
Total liabilities		202,622

Net Assets		$ 27,795,223
Net Assets consist of:
Paid in capital		$ 26,044,456
Undistributed net investment income		5,586
Accumulated undistributed net realized gain (loss) on investments		246,761
Net unrealized appreciation (depreciation) on investments		1,498,420
Net Assets		$ 27,795,223
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($831,908 ÷ 13,480.0 shares)		$ 61.71

Maximum offering price per share (100/94.25 of $61.71)		$ 65.47
Class T:
Net Asset Value and redemption price per share ($465,740 ÷ 7,547.3 shares)		$ 61.71

Maximum offering price per share (100/96.50 of $61.71)		$ 63.95

Class C:
Net Asset Value and offering price per share ($176,958 ÷ 2,876.2 shares)A		$ 61.52

Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($26,020,423 ÷ 421,633.6 shares)		$ 61.71

Class I:
Net Asset Value, offering price and redemption price per share ($300,194 ÷ 4,864.4 shares)		$ 61.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 381,311

Expenses
Distribution and service plan fees	$ 4,734
Independent trustees' compensation	107
Total expenses before reductions	4,841
Expense reductions	(107)	4,734
Net investment income (loss)		376,577
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,440)
Capital gain distributions from underlying funds	667,665
Total net realized gain (loss)		652,225
Change in net unrealized appreciation (depreciation) on underlying funds		231,116
Net gain (loss)		883,341
Net increase (decrease) in net assets resulting from operations		$ 1,259,918

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 376,577	$ 183,174
Net realized gain (loss)	652,225	216,043
Change in net unrealized appreciation (depreciation)	231,116	560,204
Net increase (decrease) in net assets resulting from operations	1,259,918	959,421
Distributions to shareholders from net investment income	(375,378)	(180,281)
Distributions to shareholders from net realized gain	(62,223)	(25,118)
Total distributions	(437,601)	(205,399)
Share transactions - net increase (decrease)	4,041,930	14,133,535
Total increase (decrease) in net assets	4,864,247	14,887,557

Net Assets
Beginning of period	22,930,976	8,043,419
End of period (including undistributed net investment income of $5,586 and undistributed net investment income of $4,387, respectively)	$ 27,795,223	$ 22,930,976

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Income from Investment Operations
Net investment income (loss) C	.758	.733	.868	.792	.802
Net realized and unrealized gain (loss)	2.089	4.363	5.348	.666	4.972
Total from investment operations	2.847	5.096	6.216	1.458	5.774
Distributions from net investment income	(.749)	(.713)	(.879)	(.794)	(.815)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.897)	(.876)	(1.106)	(.948)	(1.024)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92
Total ReturnA, B	4.79%	9.23%	12.49%	3.02%	12.85%
Ratios to Average Net AssetsD, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.25%	1.64%	1.63%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 832	$ 699	$ 122	$ 133	$ 133
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Income from Investment Operations
Net investment income (loss) C	.604	.580	.738	.672	.682
Net realized and unrealized gain (loss)	2.087	4.379	5.346	.678	4.975
Total from investment operations	2.691	4.959	6.084	1.350	5.657
Distributions from net investment income	(.603)	(.576)	(.767)	(.676)	(.668)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.751)	(.739)	(.994)	(.830)	(.877)
Net asset value, end of period	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94
Total ReturnA, B	4.52%	8.97%	12.21%	2.79%	12.57%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.00%	1.39%	1.38%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 338	$ 326	$ 128	$ 130
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.296	.293	.471	.427	.438
Net realized and unrealized gain (loss)	2.081	4.369	5.346	.662	4.974
Total from investment operations	2.377	4.662	5.817	1.089	5.412
Distributions from net investment income	(.359)	(.339)	(.540)	(.435)	(.453)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.507)	(.502)	(.767)	(.589)	(.662)
Net asset value, end of period	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94
Total ReturnA, B	4.00%	8.43%	11.65%	2.24%	12.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.50%	.89%	.88%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 37	$ 18	$ 33	$ 49
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) B	0.910	.874	1.003	.914	.925
Net realized and unrealized gain (loss)	2.088	4.376	5.340	.680	4.965
Total from investment operations	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnA	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,020	$ 21,766	$ 7,494	$ 5,405	$ 5,783
Portfolio turnover rate C	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) B	.906	.871	1.011	.916	.923
Net realized and unrealized gain (loss)	2.092	4.379	5.332	.678	4.967
Total from investment operations	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnA	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 91	$ 83	$ 24	$ 27
Portfolio turnover rate C	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.0	6.0
Fidelity Blue Chip Growth Fund	5.5	5.6
Fidelity Equity-Income Fund	8.5	8.6
Fidelity Large Cap Stock Fund	6.4	6.4
Fidelity Series 100 Index Fund	5.5	5.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.6	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.2	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.2	2.2
	4.3	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.5	18.4
	30.9	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.0	7.8
	16.0	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 48.8%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	51,818	$ 1,058,644
Fidelity Blue Chip Growth Fund (b)	13,071	982,265
Fidelity Equity-Income Fund (b)	26,170	1,511,587
Fidelity Large Cap Stock Fund (b)	39,541	1,133,246
Fidelity Series 100 Index Fund (b)	71,076	982,265
Fidelity Series Broad Market Opportunities Fund (b)	109,644	1,738,947
Fidelity Series Small Cap Opportunities Fund (b)	10,917	150,981
TOTAL DOMESTIC EQUITY FUNDS		7,557,935
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Class I (b)	26,127	1,101,274
TOTAL EQUITY FUNDS (Cost $7,272,460)		8,659,209
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	39,190	383,670
Fidelity Strategic Income Fund (b)	36,093	383,670
TOTAL HIGH YIELD FIXED-INCOME FUNDS		767,340

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund (b)	104,614	$ 1,099,498
Fidelity Strategic Real Return Fund (b)	125,085	1,099,498
Fidelity Total Bond Fund (b)	310,258	3,294,939
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,493,935
TOTAL FIXED-INCOME FUNDS (Cost $6,304,130)		6,261,275
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,420,999	1,420,999
Fidelity Short-Term Bond Fund (b)	165,425	1,420,999
TOTAL SHORT-TERM FUNDS (Cost $2,836,817)		2,841,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,413,407)		17,762,482
NET OTHER ASSETS (LIABILITIES) - 0.0%		(365)
NET ASSETS - 100%		$ 17,762,117
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,026,963	$ 339,660	$ 330,339	$ 7,199	$ 1,101,274
Fidelity Advisor Mid Cap II Fund Class I	939,878	442,596	306,131	-	1,058,644
Fidelity Blue Chip Growth Fund	883,698	309,633	328,200	1,099	982,265
Fidelity Capital & Income Fund	357,000	121,625	85,368	14,899	383,670
Fidelity Equity-Income Fund	1,364,041	591,824	366,330	45,851	1,511,587
Fidelity Government Income Fund	976,553	357,198	246,994	14,765	1,099,498
Fidelity Institutional Money Market Portfolio Institutional Class	1,227,131	486,484	292,617	1,500	1,420,999
Fidelity Large Cap Stock Fund	1,027,000	383,839	317,839	10,234	1,133,246
Fidelity Series 100 Index Fund	898,054	301,618	297,475	18,035	982,265
Fidelity Series Broad Market Opportunities Fund	1,556,146	579,002	459,215	6,776	1,738,947
Fidelity Series Small Cap Opportunities Fund	130,853	59,280	49,836	452	150,981
Fidelity Short-Term Bond Fund	1,225,107	483,930	287,724	12,480	1,420,999
Fidelity Strategic Income Fund	360,037	124,415	83,022	13,076	383,670
Fidelity Strategic Real Return Fund	966,081	429,894	210,125	16,407	1,099,498
Fidelity Total Bond Fund	2,927,151	1,090,231	701,304	86,591	3,294,939
Total	$ 15,865,693	$ 6,101,229	$ 4,362,519	$ 249,364	$ 17,762,482
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $16,413,407) - See accompanying schedule		$ 17,762,482
Cash		1
Receivable for investments sold		81,764
Total assets		17,844,247

Liabilities
Payable for investments purchased	$ 81,775
Distribution and service plan fees payable	355
Total liabilities		82,130

Net Assets		$ 17,762,117
Net Assets consist of:
Paid in capital		$ 16,137,299
Undistributed net investment income		3,436
Accumulated undistributed net realized gain (loss) on investments		272,307
Net unrealized appreciation (depreciation) on investments		1,349,075
Net Assets		$ 17,762,117

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($285,257 ÷ 4,651.05 shares)		$ 61.33

Maximum offering price per share (100/94.25 of $61.33)		$ 65.07
Class T:
Net Asset Value and redemption price per share ($21,301 ÷ 346.68 shares)		$ 61.44

Maximum offering price per share (100/96.50 of $61.44)		$ 63.67

Class C:
Net Asset Value and offering price per share ($345,279 ÷ 5,654.85 shares)A		$ 61.06

Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($17,078,537 ÷ 278,449.96 shares)		$ 61.33

Class I:
Net Asset Value, offering price and redemption price per share ($31,743 ÷ 517.54 shares)		$ 61.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 249,364

Expenses
Distribution and service plan fees	$ 4,308
Independent trustees' compensation	72
Total expenses before reductions	4,380
Expense reductions	(72)	4,308
Net investment income (loss)		245,056
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,754
Capital gain distributions from underlying funds	452,564
Total net realized gain (loss)		456,318
Change in net unrealized appreciation (depreciation) on underlying funds		154,320
Net gain (loss)		610,638
Net increase (decrease) in net assets resulting from operations		$ 855,694

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 245,056	$ 176,350
Net realized gain (loss)	456,318	187,597
Change in net unrealized appreciation (depreciation)	154,320	629,689
Net increase (decrease) in net assets resulting from operations	855,694	993,636
Distributions to shareholders from net investment income	(244,639)	(174,314)
Distributions to shareholders from net realized gain	(191,237)	(29,274)
Total distributions	(435,876)	(203,588)
Share transactions - net increase (decrease)	1,476,925	9,175,334
Total increase (decrease) in net assets	1,896,743	9,965,382

Net Assets
Beginning of period	15,865,374	5,899,992
End of period (including undistributed net investment income of $3,436 and undistributed net investment income of $3,019, respectively)	$ 17,762,117	$ 15,865,374

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Income from Investment Operations
Net investment income (loss) C	.747	.740	.886	.815	.791
Net realized and unrealized gain (loss)	2.210	4.505	5.568	.598	5.066
Total from investment operations	2.957	5.245	6.454	1.413	5.857
Distributions from net investment income	(.746)	(.700)	(.896)	(.796)	(.801)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.467)	(.855)	(1.124)	(.943)	(.977)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65
Total ReturnA, B	5.00%	9.51%	13.06%	2.94%	13.15%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.27%	1.67%	1.68%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285	$ 257	$ 145	$ 86	$ 72
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Income from Investment Operations
Net investment income (loss) C	.600	.597	.745	.715	.655
Net realized and unrealized gain (loss)	2.211	4.507	5.590	.598	5.076
Total from investment operations	2.811	5.104	6.335	1.313	5.731
Distributions from net investment income	(.600)	(.549)	(.757)	(.636)	(.665)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.321)	(.704)	(.985)	(.783)	(.841)
Net asset value, end of period	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67
Total ReturnA, B	4.74%	9.23%	12.78%	2.72%	12.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.51% F	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.51% F	.46%	.50%
Expenses net of all reductions	.50%	.50%	.51% F	.46%	.50%
Net investment income (loss)	.99%	1.03%	1.41%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 17	$ 15	$ 13	$ 15
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Income from Investment Operations
Net investment income (loss) C	.291	.303	.486	.451	.428
Net realized and unrealized gain (loss)	2.202	4.486	5.561	.604	5.060
Total from investment operations	2.493	4.789	6.047	1.055	5.488
Distributions from net investment income	(.352)	(.324)	(.559)	(.448)	(.452)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.073)	(.479)	(.787)	(.595)	(.628)
Net asset value, end of period	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61
Total ReturnA, B	4.22%	8.68%	12.21%	2.19%	12.30%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.52%	.92%	.93%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 345	$ 353	$ 315	$ 312	$ 270
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Income from Investment Operations
Net investment income (loss) B	.900	.888	1.015	.935	.917
Net realized and unrealized gain (loss)	2.209	4.502	5.567	.608	5.062
Total from investment operations	3.109	5.390	6.582	1.543	5.979
Distributions from net investment income	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnA	5.27%	9.78%	13.33%	3.22%	13.43%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,079	$ 15,175	$ 5,367	$ 3,558	$ 3,962
Portfolio turnover rate C	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Income from Investment Operations
Net investment income (loss) B	.902	.885	1.020	.936	.911
Net realized and unrealized gain (loss)	2.207	4.505	5.562	.607	5.058
Total from investment operations	3.109	5.390	6.582	1.543	5.969
Distributions from net investment income	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnA	5.26%	9.78%	13.33%	3.22%	13.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 63	$ 57	$ 24	$ 27
Portfolio turnover rate C	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.1	6.2
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.8	8.9
Fidelity Large Cap Stock Fund	6.6	6.6
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.9	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.9	17.8
	29.9	29.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity Advisor Mid Cap II Fund Class I (b)	25,730	$ 525,662
Fidelity Blue Chip Growth Fund (b)	6,494	488,054
Fidelity Equity-Income Fund (b)	13,007	751,312
Fidelity Large Cap Stock Fund (b)	19,654	563,270
Fidelity Series 100 Index Fund (b)	35,315	488,054
Fidelity Series Broad Market Opportunities Fund (b)	54,485	864,137
Fidelity Series Small Cap Opportunities Fund (b)	5,439	75,217
TOTAL DOMESTIC EQUITY FUNDS		3,755,706
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Class I (b)	14,154	596,605
TOTAL EQUITY FUNDS (Cost $3,423,314)		4,352,311
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	20,255	198,299
Fidelity Strategic Income Fund (b)	18,655	198,299
TOTAL HIGH YIELD FIXED-INCOME FUNDS		396,598

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (b)	48,552	$ 510,277
Fidelity Strategic Real Return Fund (b)	58,052	510,277
Fidelity Total Bond Fund (b)	144,226	1,531,683
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,552,237
TOTAL FIXED-INCOME FUNDS (Cost $2,996,740)		2,948,835
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	623,102	623,102
Fidelity Short-Term Bond Fund (b)	72,538	623,102
TOTAL SHORT-TERM FUNDS (Cost $1,244,173)		1,246,204
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,664,227)		8,547,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(245)
NET ASSETS - 100%		$ 8,547,105
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 583,182	$ 199,852	$ 222,872	$ 4,121	$ 596,605
Fidelity Advisor Mid Cap II Fund Class I	490,780	239,126	194,384	-	525,662
Fidelity Blue Chip Growth Fund	460,847	160,154	194,040	580	488,054
Fidelity Capital & Income Fund	193,429	69,964	60,016	8,009	198,299
Fidelity Equity-Income Fund	712,030	307,671	228,537	23,577	751,312
Fidelity Government Income Fund	482,104	183,012	160,928	7,204	510,277
Fidelity Institutional Money Market Portfolio Institutional Class	565,193	228,253	170,344	684	623,102
Fidelity Large Cap Stock Fund	536,114	200,310	194,743	5,309	563,270
Fidelity Series 100 Index Fund	468,251	155,335	177,203	9,882	488,054
Fidelity Series Broad Market Opportunities Fund	811,929	304,680	284,992	3,597	864,137
Fidelity Series Small Cap Opportunities Fund	68,015	32,482	30,837	240	75,217
Fidelity Short-Term Bond Fund	564,256	231,705	172,672	5,699	623,102
Fidelity Strategic Income Fund	195,065	70,741	57,820	7,031	198,299
Fidelity Strategic Real Return Fund	476,961	215,677	140,136	8,084	510,277
Fidelity Total Bond Fund	1,445,928	551,750	455,450	45,108	1,531,683
Total	$ 8,054,084	$ 3,150,712	$ 2,744,974	$ 129,125	$ 8,547,350
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $7,664,227) - See accompanying schedule		$ 8,547,350
Receivable for investments sold		40,261
Total assets		8,587,611

Liabilities
Payable for investments purchased	$ 39,412
Payable for fund shares redeemed	862
Distribution and service plan fees payable	232
Total liabilities		40,506

Net Assets		$ 8,547,105
Net Assets consist of:
Paid in capital		$ 7,517,978
Undistributed net investment income		1,604
Accumulated undistributed net realized gain (loss) on investments		144,400
Net unrealized appreciation (depreciation) on investments		883,123
Net Assets		$ 8,547,105

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($427,172 ÷ 7,299.82 shares)		$ 58.52

Maximum offering price per share (100/94.25 of $58.52)		$ 62.09
Class T:
Net Asset Value and redemption price per share ($66,818 ÷ 1,141.15 shares)		$ 58.55

Maximum offering price per share (100/96.50 of $58.55)		$ 60.67
Class C:
Net Asset Value and offering price per share ($137,054 ÷ 2,348.66 shares)A		$ 58.35

Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($7,857,829 ÷ 134,243.72 shares)		$ 58.53

Class I:
Net Asset Value, offering price and redemption price per share ($58,232 ÷ 994.84 shares)		$ 58.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 129,125

Expenses
Distribution and service plan fees	$ 2,416
Independent trustees' compensation	37
Total expenses before reductions	2,453
Expense reductions	(37)	2,416
Net investment income (loss)		126,709
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,254
Capital gain distributions from underlying funds	238,096
Total net realized gain (loss)		249,350
Change in net unrealized appreciation (depreciation) on underlying funds		76,270
Net gain (loss)		325,620
Net increase (decrease) in net assets resulting from operations		$ 452,329

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,709	$ 103,978
Net realized gain (loss)	249,350	131,313
Change in net unrealized appreciation (depreciation)	76,270	393,242
Net increase (decrease) in net assets resulting from operations	452,329	628,533
Distributions to shareholders from net investment income	(126,659)	(103,188)
Distributions to shareholders from net realized gain	(56,924)	(75,104)
Total distributions	(183,583)	(178,292)
Share transactions - net increase (decrease)	224,455	2,842,028
Total increase (decrease) in net assets	493,201	3,292,269

Net Assets
Beginning of period	8,053,904	4,761,635
End of period (including undistributed net investment income of $1,604 and undistributed net investment income of $1,555, respectively)	$ 8,547,105	$ 8,053,904

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Income from Investment Operations
Net investment income (loss) C	0.738	.718	.906	.717	.796
Net realized and unrealized gain (loss)	2.196	4.379	5.480	.618	5.086
Total from investment operations	2.934	5.097	6.386	1.335	5.882
Distributions from net investment income	(.740)	(.704)	(.852)	(.770)	(.812)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.134)	(1.417)	(1.256)	(2.495)	(1.002)
Net asset value, end of period	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07
Total ReturnA, B	5.22%	9.76%	13.55%	2.85%	13.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.37%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.30%	1.80%	1.51%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427	$ 267	$ 229	$ 217	$ 214
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Income from Investment Operations
Net investment income (loss) C	0.592	.581	.781	.599	.676
Net realized and unrealized gain (loss)	2.190	4.386	5.484	.599	5.107
Total from investment operations	2.782	4.967	6.265	1.198	5.783
Distributions from net investment income	(.598)	(.574)	(.721)	(.633)	(.693)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(.992)	(1.287)	(1.125)	(2.358)	(.883)
Net asset value, end of period	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10
Total ReturnA, B	4.94%	9.50%	13.27%	2.55%	13.14%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.62%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.05%	1.55%	1.26%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 36	$ 27	$ 24	$ 27
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Income from Investment Operations
Net investment income (loss) C	0.303	.305	.529	.358	.434
Net realized and unrealized gain (loss)	2.182	4.382	5.469	.615	5.102
Total from investment operations	2.485	4.687	5.998	.973	5.536
Distributions from net investment income	(.361)	(.344)	(.534)	(.438)	(.446)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(.755)	(1.057)	(.938)	(2.163)	(.636)
Net asset value, end of period	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12
Total ReturnA, B	4.42%	8.96%	12.68%	2.07%	12.55%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.12%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.55%	1.05%	.76%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 122	$ 69	$ 52	$ 22
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) B	0.882	.856	1.033	.836	.918
Net realized and unrealized gain (loss)	2.192	4.380	5.479	.618	5.095
Total from investment operations	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnA	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.12%	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,858	$ 7,608	$ 4,418	$ 2,991	$ 1,297
Portfolio turnover rate C	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) B	0.880	.856	1.032	.835	.904
Net realized and unrealized gain (loss)	2.194	4.380	5.480	.619	5.109
Total from investment operations	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnA	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.12%	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 21	$ 19	$ 17	$ 19
Portfolio turnover rate C	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.3	6.3
Fidelity Blue Chip Growth Fund	5.8	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.7	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.1
	29.0	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.7	6.6
Fidelity Short-Term Bond Fund	6.7	6.7
	13.4	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	28,937	$ 591,182
Fidelity Blue Chip Growth Fund (b)	7,305	548,955
Fidelity Equity-Income Fund (b)	14,605	843,607
Fidelity Large Cap Stock Fund (b)	22,101	633,409
Fidelity Series 100 Index Fund (b)	39,722	548,955
Fidelity Series Broad Market Opportunities Fund (b)	61,178	970,289
Fidelity Series Small Cap Opportunities Fund (b)	6,107	84,455
TOTAL DOMESTIC EQUITY FUNDS		4,220,852
International Equity Funds - 7.7%
Fidelity Advisor International Discovery Fund Class I (b)	17,276	728,186
TOTAL EQUITY FUNDS (Cost $3,993,678)		4,949,038
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	23,579	230,842
Fidelity Strategic Income Fund (b)	21,716	230,842
TOTAL HIGH YIELD FIXED-INCOME FUNDS		461,684

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund (b)	51,696	$ 543,324
Fidelity Strategic Real Return Fund (b)	61,812	543,324
Fidelity Total Bond Fund (b)	153,393	1,629,034
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,715,682
TOTAL FIXED-INCOME FUNDS (Cost $3,176,376)		3,177,366
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	628,717	628,717
Fidelity Short-Term Bond Fund (b)	73,192	628,717
TOTAL SHORT-TERM FUNDS (Cost $1,253,123)		1,257,434
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,423,177)		9,383,838
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209)
NET ASSETS - 100%		$ 9,383,629
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 705,091	$ 182,258	$ 201,452	$ 5,165	$ 728,186
Fidelity Advisor Mid Cap II Fund Class I	547,182	229,357	171,085	-	591,182
Fidelity Blue Chip Growth Fund	514,535	140,977	174,854	672	548,955
Fidelity Capital & Income Fund	222,186	63,159	48,486	9,411	230,842
Fidelity Equity-Income Fund	794,671	282,544	186,184	26,880	843,607
Fidelity Government Income Fund	506,842	151,446	122,450	7,738	543,324
Fidelity Institutional Money Market Portfolio Institutional Class	583,337	175,784	130,404	707	628,717
Fidelity Large Cap Stock Fund	598,743	176,673	165,710	6,014	633,409
Fidelity Series 100 Index Fund	522,911	136,003	156,312	11,311	548,955
Fidelity Series Broad Market Opportunities Fund	906,306	271,610	242,801	4,167	970,289
Fidelity Series Small Cap Opportunities Fund	76,048	30,785	28,492	280	84,455
Fidelity Short-Term Bond Fund	582,375	178,058	131,722	5,920	628,717
Fidelity Strategic Income Fund	224,086	64,652	46,575	8,269	230,842
Fidelity Strategic Real Return Fund	501,394	185,508	98,399	8,789	543,324
Fidelity Total Bond Fund	1,520,120	470,897	353,387	45,288	1,629,034
Total	$ 8,805,827	$ 2,739,711	$ 2,258,313	$ 140,611	$ 9,383,838
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,423,177) - See accompanying schedule		$ 9,383,838
Cash		1
Receivable for investments sold		41,371
Total assets		9,425,210

Liabilities
Payable for investments purchased	$ 41,367
Distribution and service plan fees payable	214
Total liabilities		41,581

Net Assets		$ 9,383,629
Net Assets consist of:
Paid in capital		$ 8,258,681
Undistributed net investment income		1,701
Accumulated undistributed net realized gain (loss) on investments		162,586
Net unrealized appreciation (depreciation) on investments		960,661
Net Assets		$ 9,383,629

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($300,474 ÷ 4,891.3 shares)		$ 61.43

Maximum offering price per share (100/94.25 of $61.43)		$ 65.18
Class T:
Net Asset Value and redemption price per share ($101,364 ÷ 1,649.8 shares)		$ 61.44

Maximum offering price per share (100/96.50 of $61.44)		$ 63.67
Class C:
Net Asset Value and offering price per share ($132,175 ÷ 2,158.5 shares)A		$ 61.23

Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($8,621,917 ÷ 140,385.0 shares)		$ 61.42

Class I:
Net Asset Value, offering price and redemption price per share ($227,699 ÷ 3,707.2 shares)		$ 61.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 140,611

Expenses
Distribution and service plan fees	$ 2,402
Independent trustees' compensation	41
Total expenses before reductions	2,443
Expense reductions	(41)	2,402
Net investment income (loss)		138,209
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,466
Capital gain distributions from underlying funds	274,438
Total net realized gain (loss)		278,904
Change in net unrealized appreciation (depreciation) on underlying funds		92,145
Net gain (loss)		371,049
Net increase (decrease) in net assets resulting from operations		$ 509,258

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,209	$ 94,523
Net realized gain (loss)	278,904	115,866
Change in net unrealized appreciation (depreciation)	92,145	345,996
Net increase (decrease) in net assets resulting from operations	509,258	556,385
Distributions to shareholders from net investment income	(138,207)	(93,540)
Distributions to shareholders from net realized gain	(126,265)	(34,674)
Total distributions	(264,472)	(128,214)
Share transactions - net increase (decrease)	333,119	4,186,789
Total increase (decrease) in net assets	577,905	4,614,960

Net Assets
Beginning of period	8,805,724	4,190,764
End of period (including undistributed net investment income of $1,701 and undistributed net investment income of $1,699, respectively)	$ 9,383,629	$ 8,805,724

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Income from Investment Operations
Net investment income (loss) C	0.753	.741	.840	.782	.799
Net realized and unrealized gain (loss)	2.384	4.748	6.014	.504	5.233
Total from investment operations	3.137	5.489	6.854	1.286	6.032
Distributions from net investment income	(.751)	(.723)	(.903)	(.775)	(.772)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.557)	(1.079)	(1.114)	(.916)	(.972)
Net asset value, end of period	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33
Total ReturnA, B	5.31%	9.97%	13.98%	2.71%	13.69%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.27%	1.60%	1.63%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 126	$ 20	$ 18	$ 20
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Income from Investment Operations
Net investment income (loss) C	0.602	.592	.719	.662	.681
Net realized and unrealized gain (loss)	2.387	4.742	6.008	.490	5.247
Total from investment operations	2.989	5.334	6.727	1.152	5.928
Distributions from net investment income	(.593)	(.568)	(.776)	(.651)	(.658)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.399)	(.924)	(.987)	(.792)	(.858)
Net asset value, end of period	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34
Total ReturnA, B	5.06%	9.68%	13.71%	2.42%	13.45%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.02%	1.35%	1.38%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 96	$ 88	$ 23	$ 27
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Income from Investment Operations
Net investment income (loss) C	0.298	.300	.448	.424	.439
Net realized and unrealized gain (loss)	2.370	4.746	6.020	.490	5.239
Total from investment operations	2.668	5.046	6.468	.914	5.678
Distributions from net investment income	(.372)	(.340)	(.567)	(.443)	(.408)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.178)	(.696)	(.778)	(.584)	(.608)
Net asset value, end of period	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37
Total ReturnA, B	4.52%	9.15%	13.15%	1.92%	12.85%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.52%	.86%	.89%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132	$ 54	$ 49	$ 43	$ 20
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) B	0.905	.885	.975	.903	.921
Net realized and unrealized gain (loss)	2.396	4.738	6.009	.505	5.227
Total from investment operations	3.301	5.623	6.984	1.408	6.148
Distributions from net investment income	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31
Total ReturnA	5.60%	10.23%	14.27%	2.97%	13.97%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,622	$ 8,313	$ 3,894	$ 2,123	$ 2,066
Portfolio turnover rate C	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) B	0.906	.884	.972	.904	.922
Net realized and unrealized gain (loss)	2.385	4.739	6.022	.504	5.226
Total from investment operations	3.291	5.623	6.994	1.408	6.148
Distributions from net investment income	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31
Total ReturnA	5.58%	10.23%	14.29%	2.97%	13.97%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 217	$ 139	$ 122	$ 107
Portfolio turnover rate C	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	6.0
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	8.6	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.8	16.7
	28.0	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.3	6.1
Fidelity Short-Term Bond Fund	6.2	6.0
	12.5	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 54.4%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Class I (b)	35,404	$ 723,304
Fidelity Blue Chip Growth Fund (b)	8,949	672,526
Fidelity Equity-Income Fund (b)	17,895	1,033,614
Fidelity Large Cap Stock Fund (b)	27,049	775,211
Fidelity Series 100 Index Fund (b)	48,663	672,526
Fidelity Series Broad Market Opportunities Fund (b)	74,989	1,189,333
Fidelity Series Small Cap Opportunities Fund (b)	7,506	103,813
TOTAL DOMESTIC EQUITY FUNDS		5,170,327
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Class I (b)	22,862	963,653
TOTAL EQUITY FUNDS (Cost $5,291,177)		6,133,980
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	29,737	291,127
Fidelity Strategic Income Fund (b)	27,387	291,127
TOTAL HIGH YIELD FIXED-INCOME FUNDS		582,254

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund (b)	60,124	$ 631,904
Fidelity Strategic Real Return Fund (b)	71,889	631,904
Fidelity Total Bond Fund (b)	178,504	1,895,712
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,159,520
TOTAL FIXED-INCOME FUNDS (Cost $3,815,782)		3,741,774
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	704,121	704,121
Fidelity Short-Term Bond Fund (b)	81,970	704,121
TOTAL SHORT-TERM FUNDS (Cost $1,407,757)		1,408,242
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,514,716)		11,283,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(920)
NET ASSETS - 100%		$ 11,283,076
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 640,937	$ 461,326	$ 193,095	$ 5,137	$ 963,653
Fidelity Advisor Mid Cap II Fund Class I	461,619	418,415	145,451	-	723,304
Fidelity Blue Chip Growth Fund	433,268	322,064	152,978	593	672,526
Fidelity Capital & Income Fund	192,744	144,826	39,730	9,844	291,127
Fidelity Equity-Income Fund	669,628	567,379	150,876	28,477	1,033,614
Fidelity Government Income Fund	411,552	316,380	101,917	7,481	631,904
Fidelity Institutional Money Market Portfolio Institutional Class	434,802	358,453	89,134	663	704,121
Fidelity Large Cap Stock Fund	504,538	390,047	137,745	6,113	775,211
Fidelity Series 100 Index Fund	440,371	319,408	131,141	10,462	672,526
Fidelity Series Broad Market Opportunities Fund	764,088	593,376	199,309	3,900	1,189,333
Fidelity Series Small Cap Opportunities Fund	64,339	56,758	23,686	251	103,813
Fidelity Short-Term Bond Fund	434,082	360,131	89,772	5,450	704,121
Fidelity Strategic Income Fund	194,393	147,777	39,331	8,642	291,127
Fidelity Strategic Real Return Fund	407,116	347,213	77,528	8,447	631,904
Fidelity Total Bond Fund	1,234,333	950,078	275,756	44,079	1,895,712
Total	$ 7,287,810	$ 5,753,631	$ 1,847,449	$ 139,539	$ 11,283,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $10,514,716) - See accompanying schedule		$ 11,283,996
Receivable for investments sold		50,587
Total assets		11,334,583

Liabilities
Payable for investments purchased	$ 50,597
Distribution and service plan fees payable	910
Total liabilities		51,507

Net Assets		$ 11,283,076
Net Assets consist of:
Paid in capital		$ 10,350,294
Undistributed net investment income		1,828
Accumulated undistributed net realized gain (loss) on investments		161,674
Net unrealized appreciation (depreciation) on investments		769,280
Net Assets		$ 11,283,076
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($451,616.3 ÷ 7,283.977 shares)		$ 62.00

Maximum offering price per share (100/94.25 of $62.00)		$ 65.78
Class T:
Net Asset Value and redemption price per share ($1,087,848.3 ÷ 17,555.953 shares)		$ 61.96

Maximum offering price per share (100/96.50 of $61.96)		$ 64.21

Class C:
Net Asset Value and offering price per share ($444,487.1 ÷ 7,203.252 shares)A		$ 61.71

Income Replacement 2036:
Net Asset Value, offering price and redemption price per share ($9,298,314.7 ÷ 149,938.582 shares)		$ 62.01

Class I:
Net Asset Value, offering price and redemption price per share ($809.2 ÷ 13.037 shares)		$ 62.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 139,539

Expenses
Distribution and service plan fees	$ 9,857
Independent trustees' compensation	39
Total expenses before reductions	9,896
Expense reductions	(39)	9,857
Net investment income (loss)		129,682
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,007)
Capital gain distributions from underlying funds	260,827
Total net realized gain (loss)		245,820
Change in net unrealized appreciation (depreciation) on underlying funds		105,008
Net gain (loss)		350,828
Net increase (decrease) in net assets resulting from operations		$ 480,510

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,682	$ 88,773
Net realized gain (loss)	245,820	114,779
Change in net unrealized appreciation (depreciation)	105,008	356,267
Net increase (decrease) in net assets resulting from operations	480,510	559,819
Distributions to shareholders from net investment income	(129,153)	(88,233)
Distributions to shareholders from net realized gain	(39,965)	(17,586)
Total distributions	(169,118)	(105,819)
Share transactions - net increase (decrease)	3,684,390	2,251,545
Total increase (decrease) in net assets	3,995,782	2,705,545

Net Assets
Beginning of period	7,287,294	4,581,749
End of period (including undistributed net investment income of $1,828 and undistributed net investment income of $1,300, respectively)	$ 11,283,076	$ 7,287,294

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Income from Investment Operations
Net investment income (loss) C	0.753	.751	.939	.760	.811
Net realized and unrealized gain (loss)	2.474	4.831	6.075	.441	5.306
Total from investment operations	3.227	5.582	7.014	1.201	6.117
Distributions from net investment income	(.743)	(.734)	(.913)	(.784)	(.771)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.017)	(.912)	(1.094)	(.921)	(.927)
Net asset value, end of period	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92
Total ReturnA, B	5.44%	10.18%	14.45%	2.56%	14.05%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.29%	1.80%	1.60%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 452	$ 181	$ 25	$ 27	$ 31
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Income from Investment Operations
Net investment income (loss) C	0.600	.601	.809	.641	.693
Net realized and unrealized gain (loss)	2.475	4.822	6.077	.448	5.287
Total from investment operations	3.075	5.423	6.886	1.089	5.980
Distributions from net investment income	(.591)	(.585)	(.785)	(.672)	(.654)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(.865)	(.763)	(.966)	(.809)	(.810)
Net asset value, end of period	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89
Total ReturnA, B	5.18%	9.89%	14.18%	2.32%	13.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.98%	1.04%	1.55%	1.35%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,088	$ 420	$ 295	$ 278	$ 288
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Income from Investment Operations
Net investment income (loss) C	0.294	.310	.553	.404	.454
Net realized and unrealized gain (loss)	2.471	4.816	6.061	.445	5.293
Total from investment operations	2.765	5.126	6.614	.849	5.747
Distributions from net investment income	(.361)	(.348)	(.593)	(.452)	(.451)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(.635)	(.526)	(.774)	(.589)	(.607)
Net asset value, end of period	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88
Total ReturnA, B	4.66%	9.35%	13.60%	1.80%	13.17%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.54%	1.06%	.85%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444	$ 358	$ 357	$ 174	$ 216
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Income from Investment Operations
Net investment income (loss) B	0.907	.893	1.073	.880	.939
Net realized and unrealized gain (loss)	2.472	4.833	6.070	.445	5.291
Total from investment operations	3.379	5.726	7.143	1.325	6.230
Distributions from net investment income	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91
Total ReturnA	5.70%	10.46%	14.74%	2.82%	14.32%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,298	$ 6,327	$ 3,904	$ 2,363	$ 2,433
Portfolio turnover rate C	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Income from Investment Operations
Net investment income (loss) B	0.901	.869	1.108	.873	.929
Net realized and unrealized gain (loss)	2.498	4.877	6.065	.452	5.291
Total from investment operations	3.399	5.746	7.173	1.325	6.220
Distributions from net investment income	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90
Total ReturnA	5.73%	10.49%	14.80%	2.82%	14.30%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 28
Portfolio turnover rate C	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.3	9.4
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.1	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.6	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.7
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.5
	27.6	27.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	21,356	$ 436,299
Fidelity Blue Chip Growth Fund (b)	5,388	404,896
Fidelity Equity-Income Fund (b)	10,781	622,712
Fidelity Large Cap Stock Fund (b)	16,296	467,034
Fidelity Series 100 Index Fund (b)	29,298	404,896
Fidelity Series Broad Market Opportunities Fund (b)	45,161	716,252
Fidelity Series Small Cap Opportunities Fund (b)	4,493	62,138
TOTAL DOMESTIC EQUITY FUNDS		3,114,227
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Class I (b)	14,821	624,716
TOTAL EQUITY FUNDS (Cost $3,049,098)		3,738,943
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (b)	18,427	180,399
Fidelity Strategic Income Fund (b)	16,971	180,399
TOTAL HIGH YIELD FIXED-INCOME FUNDS		360,798

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (b)	35,092	$ 368,816
Fidelity Strategic Real Return Fund (b)	41,959	368,816
Fidelity Total Bond Fund (b)	104,311	1,107,787
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,845,419
TOTAL FIXED-INCOME FUNDS (Cost $2,194,707)		2,206,217
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	368,148	368,148
Fidelity Short-Term Bond Fund (b)	42,858	368,148
TOTAL SHORT-TERM FUNDS (Cost $733,639)		736,296
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,977,444)		6,681,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(213)
NET ASSETS - 100%		$ 6,681,243
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 627,406	$ 246,292	$ 285,982	$ 4,112	$ 624,716
Fidelity Advisor Mid Cap II Fund Class I	420,758	229,895	205,203	-	436,299
Fidelity Blue Chip Growth Fund	395,403	163,822	202,456	517	404,896
Fidelity Capital & Income Fund	181,213	76,537	72,828	7,541	180,399
Fidelity Equity-Income Fund	611,104	295,487	247,956	20,105	622,712
Fidelity Government Income Fund	361,466	157,587	155,140	5,423	368,816
Fidelity Institutional Money Market Portfolio Institutional Class	344,380	160,947	137,179	414	368,148
Fidelity Large Cap Stock Fund	459,909	197,852	208,771	4,269	467,034
Fidelity Series 100 Index Fund	401,816	160,961	192,134	7,757	404,896
Fidelity Series Broad Market Opportunities Fund	696,988	298,840	306,560	2,928	716,252
Fidelity Series Small Cap Opportunities Fund	58,296	31,405	31,692	204	62,138
Fidelity Short-Term Bond Fund	343,829	161,877	137,642	3,457	368,148
Fidelity Strategic Income Fund	182,767	77,593	71,119	6,617	180,399
Fidelity Strategic Real Return Fund	357,572	181,561	139,049	5,973	368,816
Fidelity Total Bond Fund	1,084,131	481,274	450,960	31,712	1,107,787
Total	$ 6,527,038	$ 2,921,930	$ 2,844,671	$ 101,029	$ 6,681,456
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $5,977,444) - See accompanying schedule		$ 6,681,456
Receivable for investments sold		31,191
Total assets		6,712,647

Liabilities
Payable for investments purchased	$ 31,203
Distribution and service plan fees payable	201
Total liabilities		31,404

Net Assets		$ 6,681,243
Net Assets consist of:
Paid in capital		$ 5,860,559
Undistributed net investment income		1,169
Accumulated undistributed net realized gain (loss) on investments		115,503
Net unrealized appreciation (depreciation) on investments		704,012
Net Assets		$ 6,681,243

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($171,538 ÷ 2,879.45 shares)		$ 59.57

Maximum offering price per share (100/94.25 of $59.57)		$ 63.20
Class T:
Net Asset Value and redemption price per share ($190,670 ÷ 3,201.07 shares)		$ 59.56

Maximum offering price per share (100/96.50 of $59.56)		$ 61.72

Class C:
Net Asset Value and offering price per share ($103,948 ÷ 1,752.84 shares)A		$ 59.30

Income Replacement 2038:
Net Asset Value, offering price and redemption price per share ($6,180,707 ÷ 103,732.73 shares)		$ 59.58

Class I:
Net Asset Value, offering price and redemption price per share ($34,380 ÷ 577.07 shares)		$ 59.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 101,029

Expenses
Distribution and service plan fees	$ 2,458
Independent trustees' compensation	29
Total expenses before reductions	2,487
Expense reductions	(29)	2,458
Net investment income (loss)		98,571
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,667)
Capital gain distributions from underlying funds	198,303
Total net realized gain (loss)		189,636
Change in net unrealized appreciation (depreciation) on underlying funds		85,822
Net gain (loss)		275,458
Net increase (decrease) in net assets resulting from operations		$ 374,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,571	$ 67,889
Net realized gain (loss)	189,636	72,400
Change in net unrealized appreciation (depreciation)	85,822	248,398
Net increase (decrease) in net assets resulting from operations	374,029	388,687
Distributions to shareholders from net investment income	(98,552)	(67,101)
Distributions to shareholders from net realized gain	(74,391)	(79,768)
Total distributions	(172,943)	(146,869)
Share transactions - net increase (decrease)	(46,672)	3,973,364
Total increase (decrease) in net assets	154,414	4,215,182

Net Assets
Beginning of period	6,526,829	2,311,647
End of period (including undistributed net investment income of $1,169 and undistributed net investment income of $1,151, respectively)	$ 6,681,243	$ 6,526,829

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) C	.718	.738	.953	.739	.858
Net realized and unrealized gain (loss)	2.463	4.763	6.186	.384	5.317
Total from investment operations	3.181	5.501	7.139	1.123	6.175
Distributions from net investment income	(.712)	(.688)	(.909)	(.769)	(.802)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.351)	(2.201)	(1.109)	(.903)	(.995)
Net asset value, end of period	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19
Total ReturnA, B	5.58%	10.39%	14.95%	2.44%	14.43%
Ratios to Average Net AssetsD, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.31%	1.85%	1.59%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 178	$ 121	$ 76	$ 34
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) C	.571	.599	.820	.624	.736
Net realized and unrealized gain (loss)	2.456	4.761	6.201	.367	5.326
Total from investment operations	3.027	5.360	7.021	.991	6.062
Distributions from net investment income	(.568)	(.547)	(.781)	(.647)	(.689)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.207)	(2.060)	(.981)	(.781)	(.882)
Net asset value, end of period	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19
Total ReturnA, B	5.30%	10.11%	14.69%	2.15%	14.15%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.07%	1.59%	1.34%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 190	$ 135	$ 105	$ 127
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Income from Investment Operations
Net investment income (loss) C	.276	.315	.561	.390	.505
Net realized and unrealized gain (loss)	2.444	4.755	6.186	.379	5.319
Total from investment operations	2.720	5.070	6.747	.769	5.824
Distributions from net investment income	(.341)	(.327)	(.587)	(.435)	(.441)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(.980)	(1.840)	(.787)	(.569)	(.634)
Net asset value, end of period	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17
Total ReturnA, B	4.77%	9.57%	14.10%	1.67%	13.59%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.56%	1.09%	.84%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 110	$ 84	$ 74	$ 72
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) B	.865	.881	1.076	.857	.969
Net realized and unrealized gain (loss)	2.464	4.759	6.200	.377	5.332
Total from investment operations	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnA	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,181	$ 6,017	$ 1,942	$ 1,811	$ 1,345
Portfolio turnover rate C	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) B	.865	.879	1.078	.857	.973
Net realized and unrealized gain (loss)	2.464	4.761	6.198	.377	5.328
Total from investment operations	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnA	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 29	$ 25	$ 29
Portfolio turnover rate C	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.6	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	7.2
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
	47.5	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.2	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.8
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.0	16.0
	26.8	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 57.7%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity Advisor Mid Cap II Fund Class I (b)	32,112	$ 656,048
Fidelity Blue Chip Growth Fund (b)	8,113	609,681
Fidelity Equity-Income Fund (b)	16,226	937,212
Fidelity Large Cap Stock Fund (b)	24,543	703,402
Fidelity Series 100 Index Fund (b)	44,116	609,681
Fidelity Series Broad Market Opportunities Fund (b)	67,988	1,078,287
Fidelity Series Small Cap Opportunities Fund (b)	6,777	93,721
TOTAL DOMESTIC EQUITY FUNDS		4,688,032
International Equity Funds - 10.2%
Fidelity Advisor International Discovery Fund Class I (b)	23,920	1,008,243
TOTAL EQUITY FUNDS (Cost $4,819,358)		5,696,275
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	28,518	279,191
Fidelity Strategic Income Fund (b)	26,264	279,191
TOTAL HIGH YIELD FIXED-INCOME FUNDS		558,382

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund (b)	50,313	$ 528,785
Fidelity Strategic Real Return Fund (b)	60,158	528,785
Fidelity Total Bond Fund (b)	149,189	1,584,382
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,641,952
TOTAL FIXED-INCOME FUNDS (Cost $3,243,364)		3,200,334
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	484,391	484,391
Fidelity Short-Term Bond Fund (b)	56,390	484,391
TOTAL SHORT-TERM FUNDS (Cost $968,217)		968,782
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,030,939)		9,865,391
NET OTHER ASSETS (LIABILITIES) - 0.0%		244
NET ASSETS - 100%		$ 9,865,635
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales roceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 911,830	$ 378,144	$ 340,775	$ 6,882	$ 1,008,243
Fidelity Advisor Mid Cap II Fund Class I	570,769	327,589	227,766	-	656,048
Fidelity Blue Chip Growth Fund	536,330	228,245	227,299	715	609,681
Fidelity Capital & Income Fund	252,865	110,864	77,075	11,181	279,191
Fidelity Equity-Income Fund	827,975	424,267	261,095	29,517	937,212
Fidelity Government Income Fund	468,618	214,006	160,798	7,435	528,785
Fidelity Institutional Money Market Portfolio Institutional Class	390,387	210,420	116,417	519	484,391
Fidelity Large Cap Stock Fund	623,774	280,552	224,609	6,582	703,402
Fidelity Series 100 Index Fund	544,835	222,544	206,391	11,780	609,681
Fidelity Series Broad Market Opportunities Fund	944,688	425,149	328,770	4,389	1,078,287
Fidelity Series Small Cap Opportunities Fund	79,140	43,756	35,787	294	93,721
Fidelity Short-Term Bond Fund	389,755	212,375	117,760	4,317	484,391
Fidelity Strategic Income Fund	255,004	114,262	76,735	9,821	279,191
Fidelity Strategic Real Return Fund	463,668	240,324	132,093	8,375	528,785
Fidelity Total Bond Fund	1,404,609	641,040	452,277	43,559	1,584,382
Total	$ 8,664,247	$ 4,073,537	$ 2,985,647	$ 145,366	$ 9,865,391
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $9,030,939) - See accompanying schedule		$ 9,865,391
Receivable for investments sold		45,844
Receivable for fund shares sold		696
Total assets		9,911,931

Liabilities
Payable for investments purchased	$ 45,863
Distribution and service plan fees payable	433
Total liabilities		46,296

Net Assets		$ 9,865,635
Net Assets consist of:
Paid in capital		$ 8,871,790
Undistributed net investment income		1,743
Accumulated undistributed net realized gain (loss) on investments		157,650
Net unrealized appreciation (depreciation) on investments		834,452
Net Assets		$ 9,865,635
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($108,545 ÷ 1,781.45 shares)		$ 60.93

Maximum offering price per share (100/94.25 of $60.93)		$ 64.65
Class T:
Net Asset Value and redemption price per share ($543,588 ÷ 8,911.31 shares)		$ 61.00

Maximum offering price per share (100/96.50 of $61.00)		$ 63.21

Class C:
Net Asset Value and offering price per share ($176,749 ÷ 2,916.73 shares)A		$ 60.60

Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($9,018,614 ÷ 148,112.60 shares)		$ 60.89

Class I:
Net Asset Value, offering price and redemption price per share ($18,139 ÷ 297.90 shares)		$ 60.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 145,366

Expenses
Distribution and service plan fees	$ 5,968
Independent trustees' compensation	40
Total expenses before reductions	6,008
Expense reductions	(40)	5,968
Net investment income (loss)		139,398
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,328)
Capital gain distributions from underlying funds	293,279
Total net realized gain (loss)		278,951
Change in net unrealized appreciation (depreciation) on underlying funds		127,578
Net gain (loss)		406,529
Net increase (decrease) in net assets resulting from operations		$ 545,927

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 139,398	$ 93,040
Net realized gain (loss)	278,951	120,893
Change in net unrealized appreciation (depreciation)	127,578	370,134
Net increase (decrease) in net assets resulting from operations	545,927	584,067
Distributions to shareholders from net investment income	(139,199)	(92,218)
Distributions to shareholders from net realized gain	(116,405)	(72,509)
Total distributions	(255,604)	(164,727)
Share transactions - net increase (decrease)	911,455	4,143,369
Total increase (decrease) in net assets	1,201,778	4,562,709

Net Assets
Beginning of period	8,663,857	4,101,148
End of period (including undistributed net investment income of $1,743 and undistributed net investment income of $1,543, respectively)	$ 9,865,635	$ 8,663,857

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.748	.742	.927	.762	.789
Net realized and unrealized gain (loss)	2.585	5.022	6.538	.331	5.608
Total from investment operations	3.333	5.764	7.465	1.093	6.397
Distributions from net investment income	(.742)	(.712)	(.933)	(.771)	(.805)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.483)	(1.594)	(1.185)	(.903)	(.997)
Net asset value, end of period	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44
Total ReturnA, B	5.72%	10.68%	15.58%	2.36%	14.94%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.24% F	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.24% F	.25%	.25%
Expenses net of all reductions	.25%	.25%	.24% F	.25%	.25%
Net investment income (loss)	1.25%	1.28%	1.79%	1.64%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 109	$ 10	$ 7	$ 96
Portfolio turnover rateD	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.599	.605	.781	.649	.672
Net realized and unrealized gain (loss)	2.586	5.021	6.563	.312	5.604
Total from investment operations	3.185	5.626	7.344	.961	6.276
Distributions from net investment income	(.594)	(.594)	(.702)	(.649)	(.704)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.335)	(1.476)	(.954)	(.781)	(.896)
Net asset value, end of period	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43
Total ReturnA, B	5.45%	10.40%	15.30%	2.08%	14.64%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.49% F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.49% F	.50%	.50%	.50%
Expenses net of all reductions	.50%	.49% F	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.04%	1.53%	1.39%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 544	$ 451	$ 10	$ 51	$ 131
Portfolio turnover rate D	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.296	.304	.532	.415	.435
Net realized and unrealized gain (loss)	2.580	5.003	6.524	.310	5.609
Total from investment operations	2.876	5.307	7.056	.725	6.044
Distributions from net investment income	(.355)	(.355)	(.604)	(.463)	(.482)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.096)	(1.237)	(.856)	(.595)	(.674)
Net asset value, end of period	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42
Total ReturnA, B	4.94%	9.84%	14.71%	1.57%	14.08%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.53%	1.03%	.89%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 205	$ 154	$ 107	$ 79
Portfolio turnover rate D	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Income from Investment Operations
Net investment income (loss) B	.898	.880	1.051	.885	.910
Net realized and unrealized gain (loss)	2.584	5.027	6.531	.317	5.602
Total from investment operations	3.482	5.907	7.582	1.202	6.512
Distributions from net investment income	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42
Total ReturnA	5.98%	10.97%	15.86%	2.60%	15.21%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,019	$ 7,882	$ 3,925	$ 2,462	$ 1,797
Portfolio turnover rate C	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Income from Investment Operations
Net investment income (loss) B	.897	.887	1.040	.865	.906
Net realized and unrealized gain (loss)	2.585	5.010	6.552	.327	5.616
Total from investment operations	3.482	5.897	7.592	1.192	6.522
Distributions from net investment income	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43
Total ReturnA	5.98%	10.95%	15.88%	2.58%	15.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 2	$ 2	$ 48
Portfolio turnover rate C	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Equity-Income Fund	9.7	9.8
Fidelity Large Cap Stock Fund	7.3	7.3
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.6	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	11.2	11.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.0	3.0
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	15.8
	26.4	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.6
Fidelity Short-Term Bond Fund	3.9	3.6
	7.8	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.2%

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	119,854	$ 2,448,612
Fidelity Blue Chip Growth Fund (b)	30,283	2,275,769
Fidelity Equity-Income Fund (b)	60,597	3,500,075
Fidelity Large Cap Stock Fund (b)	91,593	2,625,056
Fidelity Series 100 Index Fund (b)	164,672	2,275,769
Fidelity Series Broad Market Opportunities Fund (b)	253,834	4,025,806
Fidelity Series Small Cap Opportunities Fund (b)	25,256	349,287
TOTAL DOMESTIC EQUITY FUNDS		17,500,374
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Class I (b)	95,511	4,025,806
TOTAL EQUITY FUNDS (Cost $17,900,003)		21,526,180
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (b)	109,976	1,076,669
Fidelity Strategic Income Fund (b)	101,286	1,076,669
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,153,338

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund (b)	180,902	$ 1,901,275
Fidelity Strategic Real Return Fund (b)	216,300	1,901,275
Fidelity Total Bond Fund (b)	537,083	5,703,822
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,506,372
TOTAL FIXED-INCOME FUNDS (Cost $11,728,562)		11,659,710
Short-Term Funds - 7.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,411,553	1,411,553
Fidelity Short-Term Bond Fund (b)	164,325	1,411,553
TOTAL SHORT-TERM FUNDS (Cost $2,820,550)		2,823,106
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $32,449,115)		36,008,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(871)
NET ASSETS - 100%		$ 36,008,125
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 3,905,472	$ 1,608,518	$ 1,736,400	$ 28,733	$ 4,025,806
Fidelity Advisor Mid Cap II Fund Class I	2,287,329	1,289,597	1,073,243	-	2,448,612
Fidelity Blue Chip Growth Fund	2,149,768	911,730	1,079,495	2,840	2,275,769
Fidelity Capital & Income Fund	1,045,928	458,152	399,692	45,334	1,076,669
Fidelity Equity-Income Fund	3,320,092	1,660,979	1,279,826	113,740	3,500,075
Fidelity Government Income Fund	1,813,971	826,456	765,996	28,250	1,901,275
Fidelity Institutional Money Market Portfolio Institutional Class	1,118,632	703,729	410,808	1,529	1,411,553
Fidelity Large Cap Stock Fund	2,502,226	1,091,235	1,071,656	25,557	2,625,056
Fidelity Series 100 Index Fund	2,183,876	852,932	960,077	47,477	2,275,769
Fidelity Series Broad Market Opportunities Fund	3,788,904	1,700,282	1,618,747	17,657	4,025,806
Fidelity Series Small Cap Opportunities Fund	318,990	171,768	168,206	1,179	349,287
Fidelity Short-Term Bond Fund	1,116,794	712,477	417,638	12,731	1,411,553
Fidelity Strategic Income Fund	1,054,767	470,832	394,990	39,826	1,076,669
Fidelity Strategic Real Return Fund	1,794,805	907,890	638,293	31,744	1,901,275
Fidelity Total Bond Fund	5,433,737	2,539,433	2,237,606	165,336	5,703,822
Total	$ 33,835,291	$ 15,906,010	$ 14,252,673	$ 561,933	$ 36,008,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $32,449,115) - See accompanying schedule		$ 36,008,996
Receivable for investments sold		191,451
Receivable for fund shares sold		20,325
Total assets		36,220,772

Liabilities
Payable for investments purchased	$ 159,713
Payable for fund shares redeemed	52,088
Distribution and service plan fees payable	846
Total liabilities		212,647

Net Assets		$ 36,008,125
Net Assets consist of:
Paid in capital		$ 31,767,463
Undistributed net investment income		6,513
Accumulated undistributed net realized gain (loss) on investments		674,268
Net unrealized appreciation (depreciation) on investments		3,559,881
Net Assets		$ 36,008,125

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($635,574 ÷ 10,412.0 shares)		$ 61.04

Maximum offering price per share (100/94.25 of $61.04)		$ 64.76
Class T:
Net Asset Value and redemption price per share ($543,485 ÷ 8,901.6 shares)		$ 61.05

Maximum offering price per share (100/96.50 of $61.05)		$ 63.26
Class C:
Net Asset Value and offering price per share ($594,086 ÷ 9,772.3 shares)A		$ 60.79

Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($34,086,549 ÷ 558,210.7 shares)		$ 61.06

Class I:
Net Asset Value, offering price and redemption price per share ($148,431 ÷ 2,430.9 shares)		$ 61.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 561,933

Expenses
Distribution and service plan fees	$ 8,184
Independent trustees' compensation	160
Total expenses before reductions	8,344
Expense reductions	(160)	8,184
Net investment income (loss)		553,749
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,022
Capital gain distributions from underlying funds	1,166,332
Total net realized gain (loss)		1,178,354
Change in net unrealized appreciation (depreciation) on underlying funds		508,337
Net gain (loss)		1,686,691
Net increase (decrease) in net assets resulting from operations		$ 2,240,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,749	$ 365,345
Net realized gain (loss)	1,178,354	441,550
Change in net unrealized appreciation (depreciation)	508,337	1,427,819
Net increase (decrease) in net assets resulting from operations	2,240,440	2,234,714
Distributions to shareholders from net investment income	(553,019)	(361,966)
Distributions to shareholders from net realized gain	(501,646)	(405,210)
Total distributions	(1,054,665)	(767,176)
Share transactions - net increase (decrease)	987,671	18,154,401
Total increase (decrease) in net assets	2,173,446	19,621,939

Net Assets
Beginning of period	33,834,679	14,212,740
End of period (including undistributed net investment income of $6,513 and undistributed net investment income of $5,782, respectively)	$ 36,008,125	$ 33,834,679

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.756	.755	.977	.782	.757
Net realized and unrealized gain (loss)	2.687	5.194	6.833	.281	5.719
Total from investment operations	3.443	5.949	7.810	1.063	6.476
Distributions from net investment income	(.750)	(.747)	(.973)	(.791)	(.801)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.563)	(2.109)	(1.150)	(.923)	(.996)
Net asset value, end of period	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52
Total ReturnA, B	5.90%	11.01%	16.28%	2.30%	15.12%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.30%	1.86%	1.66%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 636	$ 565	$ 70	$ 20	$ 23
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.605	.605	.836	.660	.637
Net realized and unrealized gain (loss)	2.677	5.216	6.839	.287	5.727
Total from investment operations	3.282	5.821	7.675	.947	6.364
Distributions from net investment income	(.599)	(.609)	(.838)	(.675)	(.679)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.412)	(1.971)	(1.015)	(.807)	(.874)
Net asset value, end of period	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53
Total ReturnA, B	5.62%	10.77%	15.98%	2.05%	14.85%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.01%	1.05%	1.61%	1.42%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 543	$ 482	$ 153	$ 132	$ 29
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.306	.317	.582	.427	.402
Net realized and unrealized gain (loss)	2.673	5.194	6.821	.290	5.719
Total from investment operations	2.979	5.511	7.403	.717	6.121
Distributions from net investment income	(.376)	(.359)	(.656)	(.465)	(.456)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.189)	(1.721)	(.833)	(.597)	(.651)
Net asset value, end of period	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52
Total ReturnA, B	5.11%	10.19%	15.40%	1.55%	14.26%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	.99% F	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	.99% F	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	.99% F	1.00%	1.00%
Net investment income (loss)	.51%	.55%	1.12%	.91%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 594	$ 366	$ 97	$ 24	$ 28
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) B	.906	.896	1.099	.897	.880
Net realized and unrealized gain (loss)	2.687	5.202	6.837	.284	5.719
Total from investment operations	3.593	6.098	7.936	1.181	6.599
Distributions from net investment income	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51
Total ReturnA	6.17%	11.30%	16.57%	2.56%	15.42%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,087	$ 32,313	$ 13,862	$ 7,139	$ 5,524
Portfolio turnover rate C	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) B	.906	.897	1.095	.896	.874
Net realized and unrealized gain (loss)	2.687	5.211	6.841	.275	5.725
Total from investment operations	3.593	6.108	7.936	1.171	6.599
Distributions from net investment income	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51
Total ReturnA	6.17%	11.32%	16.57%	2.54%	15.42%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148	$ 109	$ 30	$ 26	$ 29
Portfolio turnover rate C	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2015

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. Participation in the Smart Payment Program® will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Class I (formerly Institutional Class) shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Class I (formerly Institutional Class) shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds'

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 8,259,099	$ 164,161	$ (874)	$ 163,287
Fidelity Income Replacement 2018 Fund	5,841,660	245,263	(25,782)	219,481
Fidelity Income Replacement 2020 Fund	8,154,875	726,327	(73,488)	652,839
Fidelity Income Replacement 2022 Fund	14,297,343	725,644	(143,445)	582,199
Fidelity Income Replacement 2024 Fund	9,721,096	548,417	(93,203)	455,214
Fidelity Income Replacement 2026 Fund	6,978,702	422,147	(69,305)	352,842
Fidelity Income Replacement 2028 Fund	26,393,323	1,705,680	(303,295)	1,402,385
Fidelity Income Replacement 2030 Fund	16,462,438	1,437,450	(137,406)	1,300,044
Fidelity Income Replacement 2032 Fund	7,682,642	944,064	(79,356)	864,708
Fidelity Income Replacement 2034 Fund	8,468,133	994,513	(78,808)	915,705
Fidelity Income Replacement 2036 Fund	10,551,119	859,155	(126,278)	732,877
Fidelity Income Replacement 2038 Fund	6,001,023	721,548	(41,115)	680,433
Fidelity Income Replacement 2040 Fund	9,069,648	885,422	(89,679)	795,743
Fidelity Income Replacement 2042 Fund	32,531,624	3,756,677	(279,305)	3,477,372

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 603	$ 47,226	$ -	$ 163,287
Fidelity Income Replacement 2018 Fund	939	-	(167,445)	219,481
Fidelity Income Replacement 2020 Fund	1,822	140,749	-	652,839
Fidelity Income Replacement 2022 Fund	3,441	-	(194,185)	582,199
Fidelity Income Replacement 2024 Fund	2,077	126,145	-	455,214
Fidelity Income Replacement 2026 Fund	1,393	71,935	(75,924)	352,842
Fidelity Income Replacement 2028 Fund	5,586	342,796	-	1,402,385
Fidelity Income Replacement 2030 Fund	3,436	321,337	-	1,300,044
Fidelity Income Replacement 2032 Fund	1,604	162,815	-	864,708
Fidelity Income Replacement 2034 Fund	1,701	207,542	-	915,705
Fidelity Income Replacement 2036 Fund	1,828	198,077	-	732,877
Fidelity Income Replacement 2038 Fund	1,169	139,082	-	680,433
Fidelity Income Replacement 2040 Fund	1,743	196,359	-	795,743
Fidelity Income Replacement 2042 Fund	6,513	756,777	-	3,477,372

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (130,233)	$ (37,212)	$ (167,445)
Fidelity Income Replacement 2022 Fund	(120,067)	(74,118)	(194,185)
Fidelity Income Replacement 2026 Fund	(75,924)	-	(75,924)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund will be limited to approximately $28,019 per year.

The tax character of distributions paid was as follows:

July 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 22,389	$ 140,708	$ 163,097
Fidelity Income Replacement 2018 Fund	65,177	-	65,177
Fidelity Income Replacement 2020 Fund	141,939	75,956	217,895
Fidelity Income Replacement 2022 Fund	212,277	-	212,277
Fidelity Income Replacement 2024 Fund	142,314	67,590	209,904
Fidelity Income Replacement 2026 Fund	96,395	-	96,395
Fidelity Income Replacement 2028 Fund	437,601	-	437,601
Fidelity Income Replacement 2030 Fund	294,972	140,904	435,876
Fidelity Income Replacement 2032 Fund	148,056	35,527	183,583
Fidelity Income Replacement 2034 Fund	164,542	99,930	264,472
Fidelity Income Replacement 2036 Fund	152,928	16,190	169,118
Fidelity Income Replacement 2038 Fund	116,364	56,579	172,943
Fidelity Income Replacement 2040 Fund	164,997	90,607	255,604
Fidelity Income Replacement 2042 Fund	660,004	394,661	1,054,665
July 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 46,510	$ -	$ 46,510
Fidelity Income Replacement 2018 Fund	87,147	-	87,147
Fidelity Income Replacement 2020 Fund	112,536	37,741	150,277
Fidelity Income Replacement 2022 Fund	130,346	-	130,346
Fidelity Income Replacement 2024 Fund	88,925	17,150	106,075
Fidelity Income Replacement 2026 Fund	59,690	-	59,690
Fidelity Income Replacement 2028 Fund	205,399	-	205,399
Fidelity Income Replacement 2030 Fund	203,588	-	203,588
Fidelity Income Replacement 2032 Fund	122,360	55,932	178,292
Fidelity Income Replacement 2034 Fund	109,903	18,311	128,214
Fidelity Income Replacement 2036 Fund	105,819	-	105,819
Fidelity Income Replacement 2038 Fund	80,309	66,560	146,869
Fidelity Income Replacement 2040 Fund	110,838	53,889	164,727
Fidelity Income Replacement 2042 Fund	433,304	333,872	767,176

Annual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	6,954,699	3,532,515
Fidelity Income Replacement 2018 Fund	3,638,351	4,784,166
Fidelity Income Replacement 2020 Fund	3,774,584	3,586,600
Fidelity Income Replacement 2022 Fund	8,632,120	4,408,020
Fidelity Income Replacement 2024 Fund	5,204,405	2,475,281
Fidelity Income Replacement 2026 Fund	5,050,287	2,074,817
Fidelity Income Replacement 2028 Fund	11,726,025	7,076,232
Fidelity Income Replacement 2030 Fund	6,101,229	4,362,519
Fidelity Income Replacement 2032 Fund	3,150,712	2,744,974
Fidelity Income Replacement 2034 Fund	2,739,711	2,258,313
Fidelity Income Replacement 2036 Fund	5,753,631	1,847,449
Fidelity Income Replacement 2038 Fund	2,921,930	2,844,671
Fidelity Income Replacement 2040 Fund	4,073,537	2,985,647
Fidelity Income Replacement 2042 Fund	15,906,010	14,252,673

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), will replace SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract will not impact the Funds' investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 334	$ -
Class T	.25%	.25%	562	-
Class C	.75%	.25%	3,827	6
			$ 4,723	$ 6
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,821	$ 5
Class T	.25%	.25%	2,004	8
Class C	.75%	.25%	6,559	1,896
			$ 10,384	$ 1,909
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 2,422	$ 362
Class T	.25%	.25%	940	4
Class C	.75%	.25%	6,521	1,383
			$ 9,883	$ 1,749
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 1,093	$ 2
Class T	.25%	.25%	450	4
Class C	.75%	.25%	2,993	1,863
			$ 4,536	$ 1,869

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2024 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 763	$ 4
Class T	.25%	.25%	1,161	220
Class C	.75%	.25%	1,641	156
			$ 3,565	$ 380
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 1,707	$ 1
Class T	.25%	.25%	1,144	44
Class C	.75%	.25%	485	482
			$ 3,336	$ 527
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 1,847	$ 106
Class T	.25%	.25%	1,720	-
Class C	.75%	.25%	1,167	363
			$ 4,734	$ 469
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 685	$ 4
Class T	.25%	.25%	92	40
Class C	.75%	.25%	3,531	340
			$ 4,308	$ 384
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 915	$ 14
Class T	.25%	.25%	210	150
Class C	.75%	.25%	1,291	557
			$ 2,416	$ 721
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 693	$ 57
Class T	.25%	.25%	496	150
Class C	.75%	.25%	1,213	877
			$ 2,402	$ 1,084
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 800	$ 65
Class T	.25%	.25%	4,638	18
Class C	.75%	.25%	4,419	902
			$ 9,857	$ 985
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 422	$ 3
Class T	.25%	.25%	956	34
Class C	.75%	.25%	1,080	40
			$ 2,458	$ 77
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 272	$ 22
Class T	.25%	.25%	2,748	32
Class C	.75%	.25%	2,948	761
			$ 5,968	$ 815

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2042 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,381	$ 172
Class T	.25%	.25%	2,614	164
Class C	.75%	.25%	4,189	2,590
			$ 8,184	$ 2,926

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund
Class T	$ 28
Class C*	475
$ 503
Fidelity Income Replacement 2020 Fund
Class A	$ 700
Class T	112
Class C*	13
$ 825
Fidelity Income Replacement 2022 Fund
Class A	$ 56
Class T	330
$ 386
Fidelity Income Replacement 2024 Fund
Class A	$ 1,378
Class T	545
Class C*	47
$ 1,970
Fidelity Income Replacement 2026 Fund
Class A	$ 1,290
Class T	9
$ 1,299
Fidelity Income Replacement 2028 Fund
Class A	$ 179
Class T	53
$ 232
Fidelity Income Replacement 2030 Fund
Class A	$ 125

Fidelity Income Replacement 2032 Fund
Class A	$ 375

Fidelity Income Replacement 2034 Fund
Class A	$ 494

Fidelity Income Replacement 2036 Fund
Class A	$ 208
Class C*	3
$ 211

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2038 Fund
Class A	$ 114
Class C*	500
$ 614
Fidelity Income Replacement 2040 Fund
Class C*	$ 64

Fidelity Income Replacement 2042 Fund
Class A	$ 548
Class T	195
Class C*	342
$ 1,085

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 23
Fidelity Income Replacement 2018 Fund	29
Fidelity Income Replacement 2020 Fund	39
Fidelity Income Replacement 2022 Fund	55
Fidelity Income Replacement 2024 Fund	36
Fidelity Income Replacement 2026 Fund	24
Fidelity Income Replacement 2028 Fund	107
Fidelity Income Replacement 2030 Fund	72
Fidelity Income Replacement 2032 Fund	37
Fidelity Income Replacement 2034 Fund	41
Fidelity Income Replacement 2036 Fund	39
Fidelity Income Replacement 2038 Fund	29
Fidelity Income Replacement 2040 Fund	40
Fidelity Income Replacement 2042 Fund	160

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2015	2014
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 278	$ 1,345
Class T	67	402
Class C	-	403
Income Replacement 2016	21,955	39,487
Class I	89	198
Total	$ 22,389	$ 41,835
From net realized gain
Class A	$ 4,805	$ 158
Class T	3,444	101
Class C	12,555	411
Income Replacement 2016	119,314	3,986
Class I	590	19
Total	$ 140,708	$ 4,675

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 5,637	$ 9,032
Class T	2,142	3,943
Class C	1,186	1,972
Income Replacement 2018	45,901	56,430
Class I	3,407	6,175
Total	$ 58,273	$ 77,552
From net realized gain
Class A	$ 759	$ 1,216
Class T	434	709
Class C	697	655
Income Replacement 2018	4,671	6,313
Class I	343	702
Total	$ 6,904	$ 9,595
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 11,457	$ 9,552
Class T	1,806	909
Class C	2,977	2,089
Income Replacement 2020	97,096	86,108
Class I	2,231	991
Total	$ 115,567	$ 99,649
From net realized gain
Class A	$ 10,235	$ 5,948
Class T	1,572	736
Class C	6,486	2,820
Income Replacement 2020	82,630	40,555
Class I	1,405	569
Total	$ 102,328	$ 50,628
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,908	$ 4,868
Class T	794	68
Class C	1,138	834
Income Replacement 2022	176,963	108,906
Class I	1,177	400
Total	$ 184,980	$ 115,076
From net realized gain
Class A	$ 1,029	$ 934
Class T	192	2
Class C	794	122
Income Replacement 2022	25,078	14,203
Class I	204	9
Total	$ 27,297	$ 15,270
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,807	$ 4,411
Class T	2,321	1,845
Class C	836	661
Income Replacement 2024	113,941	70,240
Class I	630	419
Total	$ 121,535	$ 77,576

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2024 Fund
From net realized gain
Class A	$ 3,012	$ 2,848
Class T	2,060	1,149
Class C	1,696	691
Income Replacement 2024	81,204	23,642
Class I	397	169
Total	$ 88,369	$ 28,499
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 8,103	$ 4,432
Class T	1,754	908
Class C	290	178
Income Replacement 2026	72,795	45,416
Class I	433	428
Total	$ 83,375	$ 51,362
From net realized gain
Class A	$ 1,695	$ 658
Class T	170	292
Class C	88	79
Income Replacement 2026	10,993	7,228
Class I	74	71
Total	$ 13,020	$ 8,328
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 9,093	$ 2,236
Class T	3,547	3,326
Class C	791	114
Income Replacement 2028	359,881	173,291
Class I	2,066	1,314
Total	$ 375,378	$ 180,281
From net realized gain
Class A	$ 1,714	$ 233
Class T	832	942
Class C	337	46
Income Replacement 2028	59,032	23,651
Class I	308	246
Total	$ 62,223	$ 25,118
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 3,432	$ 2,621
Class T	185	156
Class C	2,062	1,770
Income Replacement 2030	238,478	168,554
Class I	482	1,213
Total	$ 244,639	$ 174,314
From net realized gain
Class A	$ 3,325	$ 547
Class T	211	44
Class C	4,264	831
Income Replacement 2030	183,072	27,620
Class I	365	232
Total	$ 191,237	$ 29,274

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 4,601	$ 5,304
Class T	450	352
Class C	800	527
Income Replacement 2032	119,941	96,700
Class I	867	305
Total	$ 126,659	$ 103,188
From net realized gain
Class A	$ 1,964	$ 3,737
Class T	254	380
Class C	848	928
Income Replacement 2032	53,473	69,805
Class I	385	254
Total	$ 56,924	$ 75,104
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 3,592	$ 1,278
Class T	971	909
Class C	799	325
Income Replacement 2034	129,554	88,166
Class I	3,291	2,862
Total	$ 138,207	$ 93,540
From net realized gain
Class A	$ 3,372	$ 746
Class T	1,305	566
Class C	1,712	342
Income Replacement 2034	116,944	31,749
Class I	2,932	1,271
Total	$ 126,265	$ 34,674
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 4,252	$ 1,749
Class T	10,023	3,664
Class C	2,679	2,175
Income Replacement 2036	112,188	80,634
Class I	11	11
Total	$ 129,153	$ 88,233
From net realized gain
Class A	$ 1,517	$ 404
Class T	5,271	1,137
Class C	2,058	1,121
Income Replacement 2036	31,115	14,922
Class I	4	2
Total	$ 39,965	$ 17,586
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 2,023	$ 1,737
Class T	1,850	1,436
Class C	602	621
Income Replacement 2038	93,585	62,847
Class I	492	460
Total	$ 98,552	$ 67,101
From net realized gain
Class A	$ 1,910	$ 3,479
Class T	2,089	3,745
Class C	1,223	2,806
Income Replacement 2038	68,808	68,917
Class I	361	821
Total	$ 74,391	$ 79,768

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,349	$ 562
Class T	5,503	1,539
Class C	1,772	1,072
Income Replacement 2040	130,310	88,922
Class I	265	123
Total	$ 139,199	$ 92,218
From net realized gain
Class A	$ 1,365	$ 137
Class T	6,949	176
Class C	3,481	2,496
Income Replacement 2040	104,392	69,663
Class I	218	37
Total	$ 116,405	$ 72,509
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 7,004	$ 5,189
Class T	5,289	4,574
Class C	2,599	1,098
Income Replacement 2042	535,968	349,803
Class I	2,159	1,302
Total	$ 553,019	$ 361,966
From net realized gain
Class A	$ 7,309	$ 3,666
Class T	6,885	8,953
Class C	5,237	4,811
Income Replacement 2042	480,538	386,619
Class I	1,677	1,161
Total	$ 501,646	$ 405,210

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	97	21	4,980	1,081
Shares redeemed	(1,760)	(2,910)	(90,559)	(151,155)
Net increase (decrease)	(1,663)	(2,889)	$ (85,579)	$ (150,074)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	65	7	3,319	397
Shares redeemed	(354)	(341)	(18,223)	(17,795)
Net increase (decrease)	(289)	(334)	$ (14,904)	$ (17,398)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	227	10	11,629	505
Shares redeemed	(2,865)	(2,717)	(146,186)	(141,170)
Net increase (decrease)	(2,638)	(2,707)	$ (134,557)	$ (140,665)

Annual Report

7. Share Transactions - continued

Years ended July 31,	2015	2014	2015	2014
Income Replacement 2016
Shares sold	121,430	14,565	$ 6,229,218	$ 757,343
Reinvestment of distributions	2,566	395	132,021	20,606
Shares redeemed	(50,200)	(36,638)	(2,579,628)	(1,908,597)
Net increase (decrease)	73,796	(21,678)	$ 3,781,611	$ (1,130,648)
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	4	679	217
Shares redeemed	(58)	(188)	(3,015)	(9,765)
Net increase (decrease)	(45)	(184)	$ (2,336)	$ (9,548)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	3,094	$ -	$ 165,629
Reinvestment of distributions	79	112	4,343	6,019
Shares redeemed	(5,697)	(2,034)	(313,103)	(109,403)
Net increase (decrease)	(5,618)	1,172	$ (308,760)	$ 62,245
Class T
Shares sold	-	7,617	$ -	$ 402,023
Reinvestment of distributions	41	75	2,259	4,029
Shares redeemed	(1,700)	(1,459)	(93,384)	(78,424)
Net increase (decrease)	(1,659)	6,233	$ (91,125)	$ 327,628
Class C
Shares sold	-	7,214	$ 2	$ 388,519
Reinvestment of distributions	33	44	1,811	2,439
Shares redeemed	(3,957)	(2,277)	(216,566)	(121,070)
Net increase (decrease)	(3,924)	4,981	$ (214,753)	$ 269,888
Income Replacement 2018
Shares sold	16,515	48,757	$ 907,446	$ 2,615,823
Reinvestment of distributions	367	403	20,187	21,671
Shares redeemed	(25,026)	(37,375)	(1,373,592)	(2,001,673)
Net increase (decrease)	(8,144)	11,785	$ (445,959)	$ 635,821
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	68	127	3,750	6,796
Shares redeemed	(2,685)	(1,505)	(146,904)	(80,836)
Net increase (decrease)	(2,617)	(1,378)	$ (143,154)	$ (74,040)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	7,497	8,274	$ 421,574	$ 447,658
Reinvestment of distributions	284	170	15,878	9,262
Shares redeemed	(2,731)	(1,585)	(153,226)	(87,236)
Net increase (decrease)	5,050	6,859	$ 284,226	$ 369,684
Class T
Shares sold	2,124	3	$ 117,907	$ 150
Reinvestment of distributions	55	24	3,077	1,284
Shares redeemed	(214)	(243)	(12,041)	(13,241)
Net increase (decrease)	1,965	(216)	$ 108,943	$ (11,807)
Class C
Shares sold	5,637	6,213	$ 315,712	$ 338,797
Reinvestment of distributions	156	68	8,676	3,719
Shares redeemed	(1,429)	(2,214)	(79,961)	(119,698)
Net increase (decrease)	4,364	4,067	$ 244,427	$ 222,818

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Income Replacement 2020
Shares sold	34,989	46,801	$ 1,957,224	$ 2,589,823
Reinvestment of distributions	2,236	1,366	125,058	74,954
Shares redeemed	(47,498)	(19,058)	(2,666,418)	(1,042,550)
Net increase (decrease)	(10,273)	29,109	$ (584,136)	$ 1,622,227
Class I
Shares sold	1,973	1,372	$ 111,000	$ 75,000
Reinvestment of distributions	65	29	3,636	1,560
Shares redeemed	(181)	(122)	(10,140)	(6,760)
Net increase (decrease)	1,857	1,279	$ 104,496	$ 69,800
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	987	2,298	$ 57,740	$ 128,651
Reinvestment of distributions	88	55	5,120	3,043
Shares redeemed	(998)	(2,277)	(58,651)	(128,019)
Net increase (decrease)	77	76	$ 4,209	$ 3,675
Class T
Shares sold	2,926	445	$ 171,216	$ 25,423
Reinvestment of distributions	17	1	986	70
Shares redeemed	(1,869)	-	(110,848)	-
Net increase (decrease)	1,074	446	$ 61,354	$ 25,493
Class C
Shares sold	482	4,664	$ 27,847	$ 264,924
Reinvestment of distributions	30	12	1,746	739
Shares redeemed	(5,153)	-	(301,090)	-
Net increase (decrease)	(4,641)	4,676	$ (271,497)	$ 265,663
Income Replacement 2022
Shares sold	124,560	122,627	$ 7,249,525	$ 6,894,254
Reinvestment of distributions	2,294	940	133,789	53,287
Shares redeemed	(54,675)	(35,951)	(3,182,273)	(2,035,627)
Net increase (decrease)	72,179	87,616	$ 4,201,041	$ 4,911,914
Class I
Shares sold	470	980	$ 27,193	$ 54,999
Reinvestment of distributions	21	7	1,243	409
Shares redeemed	(16)	-	(958)	-
Net increase (decrease)	475	987	$ 27,478	$ 55,408
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,212	925	$ 251,274	$ 52,324
Reinvestment of distributions	102	114	6,014	6,459
Shares redeemed	(219)	(5,011)	(12,963)	(288,188)
Net increase (decrease)	4,095	(3,972)	$ 244,325	$ (229,405)
Class T
Shares sold	3,066	-	$ 183,213	$ -
Reinvestment of distributions	53	29	3,096	1,644
Shares redeemed	(754)	(222)	(44,593)	(12,674)
Net increase (decrease)	2,365	(193)	$ 141,716	$ (11,030)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class C
Shares sold	414	944	$ 24,200	$ 54,303
Reinvestment of distributions	32	7	1,897	384
Shares redeemed	(273)	(337)	(16,055)	(19,586)
Net increase (decrease)	173	614	$ 10,042	$ 35,101
Income Replacement 2024
Shares sold	73,716	100,545	$ 4,346,368	$ 5,712,753
Reinvestment of distributions	2,362	988	138,630	56,412
Shares redeemed	(38,919)	(22,993)	(2,283,998)	(1,319,597)
Net increase (decrease)	37,159	78,540	$ 2,201,000	$ 4,449,568
Class I
Shares sold	617	-	$ 36,550	$ -
Reinvestment of distributions	16	10	961	588
Shares redeemed	(1)	-	(65)	-
Net increase (decrease)	632	10	$ 37,446	$ 588
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	4,181	4,671	$ 249,240	$ 270,903
Reinvestment of distributions	149	72	8,920	4,127
Shares redeemed	(1,276)	(1,342)	(77,210)	(76,534)
Net increase (decrease)	3,054	3,401	$ 180,950	$ 198,496
Class T
Shares sold	5,546	591	$ 327,446	$ 32,802
Reinvestment of distributions	28	16	1,667	896
Shares redeemed	(837)	(1,487)	(50,629)	(86,352)
Net increase (decrease)	4,737	(880)	$ 278,484	$ (52,654)
Class C
Shares sold	1,224	-	$ 74,000	$ -
Reinvestment of distributions	6	4	378	257
Shares redeemed	(374)	-	(22,526)	-
Net increase (decrease)	856	4	$ 51,852	$ 257
Income Replacement 2026
Shares sold	65,266	43,548	$ 3,918,081	$ 2,469,669
Reinvestment of distributions	851	515	51,071	29,638
Shares redeemed	(26,992)	(12,559)	(1,627,504)	(717,746)
Net increase (decrease)	39,125	31,504	$ 2,341,648	$ 1,781,561
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	9	507	499
Shares redeemed	-	-	-	-
Net increase (decrease)	8	9	$ 507	$ 499
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	3,506	11,628	$ 214,042	$ 695,024
Reinvestment of distributions	177	36	10,807	2,141
Shares redeemed	(1,895)	(2,162)	(115,165)	(125,714)
Net increase (decrease)	1,788	9,502	$ 109,684	$ 571,451

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class T
Shares sold	2,218	-	$ 136,892	$ -
Reinvestment of distributions	40	28	2,432	1,646
Shares redeemed	(366)	(250)	(22,198)	(14,492)
Net increase (decrease)	1,892	(222)	$ 117,126	$ (12,846)
Class C
Shares sold	2,233	340	$ 135,597	$ 20,000
Reinvestment of distributions	19	3	1,128	160
Shares redeemed	-	(38)	-	(2,200)
Net increase (decrease)	2,252	305	$ 136,725	$ 17,960
Income Replacement 2028
Shares sold	175,373	276,372	$ 10,694,133	$ 16,302,408
Reinvestment of distributions	4,797	1,779	292,689	104,546
Shares redeemed	(122,768)	(48,843)	(7,513,885)	(2,851,544)
Net increase (decrease)	57,402	229,308	$ 3,472,937	$ 13,555,410
Class I
Shares sold	3,296	-	$ 203,084	$ -
Reinvestment of distributions	39	27	2,374	1,560
Shares redeemed	-	-	-	-
Net increase (decrease)	3,335	27	$ 205,458	$ 1,560
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	1,161	3,278	$ 70,615	$ 188,799
Reinvestment of distributions	76	27	4,609	1,564
Shares redeemed	(881)	(1,623)	(53,162)	(94,101)
Net increase (decrease)	356	1,682	$ 22,062	$ 96,262
Class T
Shares sold	52	11	$ 3,208	$ 622
Reinvestment of distributions	7	3	396	200
Shares redeemed	(2)	-	(107)	-
Net increase (decrease)	57	14	$ 3,497	$ 822
Class C
Shares sold	50	911	$ 3,000	$ 54,800
Reinvestment of distributions	96	35	5,755	2,043
Shares redeemed	(406)	(732)	(24,659)	(42,088)
Net increase (decrease)	(260)	214	$ (15,904)	$ 14,755
Income Replacement 2030
Shares sold	82,991	220,687	$ 5,032,550	$ 12,803,833
Reinvestment of distributions	5,561	2,234	336,113	130,960
Shares redeemed	(63,698)	(66,109)	(3,868,628)	(3,869,452)
Net increase (decrease)	24,854	156,812	$ 1,500,035	$ 9,065,341
Class I
Shares sold	-	458	$ -	$ 25,001
Reinvestment of distributions	14	25	847	1,445
Shares redeemed	(551)	(465)	(33,612)	(28,292)
Net increase (decrease)	(537)	18	$ (32,765)	$ (1,846)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,248	4,195	$ 246,064	$ 226,000
Reinvestment of distributions	101	114	5,808	6,170
Shares redeemed	(1,760)	(3,916)	(102,430)	(224,739)
Net increase (decrease)	2,589	393	$ 149,442	$ 7,431
Class T
Shares sold	600	129	$ 35,000	$ 6,991
Reinvestment of distributions	12	13	704	732
Shares redeemed	(114)	-	(6,672)	-
Net increase (decrease)	498	142	$ 29,032	$ 7,723
Class C
Shares sold	172	824	$ 10,000	$ 46,001
Reinvestment of distributions	29	27	1,644	1,455
Shares redeemed	-	-	-	-
Net increase (decrease)	201	851	$ 11,644	$ 47,456
Income Replacement 2032
Shares sold	34,142	82,796	$ 1,958,739	$ 4,544,725
Reinvestment of distributions	2,235	2,269	128,734	123,077
Shares redeemed	(36,244)	(34,248)	(2,089,388)	(1,888,944)
Net increase (decrease)	133	50,817	$ (1,915)	$ 2,778,858
Class I
Shares sold	608	-	$ 35,000	$ -
Reinvestment of distributions	22	11	1,252	560
Shares redeemed	-	-	-	-
Net increase (decrease)	630	11	$ 36,252	$ 560
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,780	1,728	$ 165,117	$ 100,000
Reinvestment of distributions	29	7	1,769	399
Shares redeemed	(18)	-	(1,096)	-
Net increase (decrease)	2,791	1,735	$ 165,790	$ 100,399
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	38	25	2,276	1,474
Shares redeemed	-	-	-	-
Net increase (decrease)	38	25	$ 2,276	$ 1,474
Class C
Shares sold	1,221	85	$ 74,000	$ 4,814
Reinvestment of distributions	42	12	2,511	667
Shares redeemed	-	(86)	-	(5,154)
Net increase (decrease)	1,263	11	$ 76,511	$ 327
Income Replacement 2034
Shares sold	24,835	88,317	$ 1,498,589	$ 5,170,390
Reinvestment of distributions	3,072	1,329	185,302	77,616
Shares redeemed	(26,482)	(20,967)	(1,600,482)	(1,227,468)
Net increase (decrease)	1,425	68,679	$ 83,409	$ 4,020,538
Class I
Shares sold	-	1,056	$ -	$ 60,682
Reinvestment of distributions	103	71	6,223	4,133
Shares redeemed	(18)	(13)	(1,090)	(764)
Net increase (decrease)	85	1,114	$ 5,133	$ 64,051

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	4,160	2,537	$ 253,019	$ 146,968
Reinvestment of distributions	94	37	5,769	2,153
Shares redeemed	(1)	0*	(51)	(15)
Net increase (decrease)	4,253	2,574	$ 258,737	$ 149,106
Class T
Shares sold	12,423	1,978	$ 755,608	$ 116,352
Reinvestment of distributions	199	30	12,109	1,768
Shares redeemed	(2,095)	(337)	(128,956)	(19,565)
Net increase (decrease)	10,527	1,671	$ 638,761	$ 98,555
Class C
Shares sold	1,714	-	$ 103,000	$ -
Reinvestment of distributions	54	38	3,277	2,203
Shares redeemed	(571)	(518)	(34,831)	(29,991)
Net increase (decrease)	1,197	(480)	$ 71,446	$ (27,788)
Income Replacement 2036
Shares sold	60,575	58,800	$ 3,723,337	$ 3,418,581
Reinvestment of distributions	1,180	662	72,003	38,607
Shares redeemed	(17,654)	(24,467)	(1,079,909)	(1,425,529)
Net increase (decrease)	44,101	34,995	$ 2,715,431	$ 2,031,659
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	15	13
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 15	$ 13
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	353	751	$ 20,577	$ 43,225
Reinvestment of distributions	67	95	3,892	5,216
Shares redeemed	(614)	-	(35,485)	-
Net increase (decrease)	(194)	846	$ (11,016)	$ 48,441
Class T
Shares sold	-	1,339	$ -	$ 76,212
Reinvestment of distributions	49	76	2,834	4,096
Shares redeemed	(141)	(598)	(8,284)	(33,753)
Net increase (decrease)	(92)	817	$ (5,450)	$ 46,555
Class C
Shares sold	858	299	$ 50,000	$ 16,110
Reinvestment of distributions	31	63	1,825	3,427
Shares redeemed	(1,045)	-	(61,313)	-
Net increase (decrease)	(156)	362	$ (9,488)	$ 19,537
Income Replacement 2038
Shares sold	39,133	97,135	$ 2,291,014	$ 5,466,976
Reinvestment of distributions	2,388	2,020	139,599	111,764
Shares redeemed	(41,971)	(30,641)	(2,452,184)	(1,721,190)
Net increase (decrease)	(450)	68,514	$ (21,571)	$ 3,857,550
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	23	853	1,281
Shares redeemed	-	-	-	-
Net increase (decrease)	15	23	$ 853	$ 1,281

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	1,700	$ -	$ 97,306
Reinvestment of distributions	42	11	2,481	653
Shares redeemed	(103)	(42)	(6,114)	(2,337)
Net increase (decrease)	(61)	1,669	$ (3,633)	$ 95,622
Class T
Shares sold	1,830	7,541	$ 109,770	$ 438,067
Reinvestment of distributions	120	4	7,117	309
Shares redeemed	(659)	(108)	(39,850)	(6,401)
Net increase (decrease)	1,291	7,437	$ 77,037	$ 431,975
Class C
Shares sold	1,840	604	$ 108,577	$ 35,021
Reinvestment of distributions	87	66	5,180	3,568
Shares redeemed	(2,499)	0*	(149,993)	(15)
Net increase (decrease)	(572)	670	$ (36,236)	$ 38,574
Income Replacement 2040
Shares sold	53,795	101,404	$ 3,230,063	$ 5,825,239
Reinvestment of distributions	3,039	2,134	181,300	120,009
Shares redeemed	(42,220)	(41,563)	(2,537,333)	(2,382,123)
Net increase (decrease)	14,614	61,975	$ 874,030	$ 3,563,125
Class I
Shares sold	-	250	$ -	$ 13,998
Reinvestment of distributions	8	2	463	75
Shares redeemed	(3)	-	(206)	-
Net increase (decrease)	5	252	$ 257	$ 14,073
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,072	15,726	$ 125,907	$ 906,475
Reinvestment of distributions	237	154	14,198	8,830
Shares redeemed	(1,453)	(7,599)	(86,993)	(439,193)
Net increase (decrease)	856	8,281	$ 53,112	$ 476,112
Class T
Shares sold	700	5,127	$ 41,128	$ 284,223
Reinvestment of distributions	186	241	11,114	13,527
Shares redeemed	(125)	-	(7,570)	-
Net increase (decrease)	761	5,368	$ 44,672	$ 297,750
Class C
Shares sold	4,023	7,488	$ 245,084	$ 430,355
Reinvestment of distributions	121	105	7,202	5,831
Shares redeemed	(578)	(3,151)	(33,711)	(174,356)
Net increase (decrease)	3,566	4,442	$ 218,575	$ 261,830
Income Replacement 2042
Shares sold	248,290	397,829	$ 14,796,396	$ 22,936,171
Reinvestment of distributions	13,448	10,109	803,603	569,905
Shares redeemed	(249,491)	(112,551)	(14,963,034)	(6,460,739)
Net increase (decrease)	12,247	295,387	$ 636,965	$ 17,045,337

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class I
Shares sold	1,438	1,261	$ 86,458	$ 71,051
Reinvestment of distributions	64	42	3,816	2,376
Shares redeemed	(911)	(1)	(55,927)	(55)
Net increase (decrease)	591	1,302	$ 34,347	$ 73,372

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	16%	11%	25%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 24, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement FundSM and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement FundSM, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement FundSM and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement FundsSM to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 218 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and Chief Legal Officer (CLO) of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2016	09/14/15	09/11/15	$0.256
Income Replacement 2018	09/14/15	09/11/15	$0.000
Income Replacement 2020	09/14/15	09/11/15	$0.883
Income Replacement 2022	09/14/15	09/11/15	$0.000
Income Replacement 2024	09/14/15	09/11/15	$0.746
Income Replacement 2026	09/14/15	09/11/15	$0.550
Income Replacement 2028	09/14/15	09/11/15	$0.716
Income Replacement 2030	09/14/15	09/11/15	$1.133
Income Replacement 2032	09/14/15	09/11/15	$1.133
Income Replacement 2034	09/14/15	09/11/15	$1.277
Income Replacement 2036	09/14/15	09/11/15	$1.114
Income Replacement 2038	09/14/15	09/11/15	$1.263
Income Replacement 2040	09/14/15	09/11/15	$1.230
Income Replacement 2042	09/14/15	09/11/15	$1.344
The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2016	$124,422
Income Replacement 2020	$166,600
Income Replacement 2024	$156,993
Income Replacement 2026	$94,132
Income Replacement 2028	$443,325
Income Replacement 2030	$402,410
Income Replacement 2032	$195,470
Income Replacement 2034	$251,376
Income Replacement 2036	$227,990
Income Replacement 2038	$170,625
Income Replacement 2040	$256,271
Income Replacement 2042	$1,050,674

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Income Replacement 2016	5.80%
Income Replacement 2018	5.99%
Income Replacement 2020	5.57%
Income Replacement 2022	4.67%
Income Replacement 2024	3.82%
Income Replacement 2026	3.46%
Income Replacement 2028	3.05%
Income Replacement 2030	2.86%
Income Replacement 2032	2.69%
Income Replacement 2034	2.58%
Income Replacement 2036	2.54%
Income Replacement 2038	2.48%
Income Replacement 2040	2.34%
Income Replacement 2042	2.25%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Income Replacement 2016	Retail Class
August 2014	19%
September 2014	29%
October 2014	28%
November 2014	29%
December 2014	29%
January 2015	8%
February 2015	8%
March 2015	8%
April 2015	8%
May 2015	8%
June 2015	8%
July 2015	8%
Income Replacement 2018	Retail Class
August 2014	17%
September 2014	26%
October 2014	25%
November 2014	26%
December 2014 (Ex Date 12/19/14)	28%
December 2014 (Ex Date 12/30/14)	26%
January 2015	8%
February 2015	8%
March 2015	8%
April 2015	8%
May 2015	8%
June 2015	8%
July 2015	8%
Income Replacement 2020	Retail Class
September 2014 (Ex Date 9/12/14)	24%
September 2014 (Ex Date 9/29/14)	26%
October 2014	25%
November 2014	26%
December 2014 (Ex Date 12/19/14)	27%
December 2014 (Ex Date 12/19/14)	26%
January 2015	9%
February 2015	9%
March 2015	9%
April 2015	9%
May 2015	9%
June 2015	9%
July 2015	9%
Income Replacement 2022	Retail Class
August 2014	3%
September 2014 (Ex Date 9/12/14)	35%
September 2014 (Ex Date 9/29/14)	35%
October 2014	34%
November 2014	35%
December 2014 (Ex Date 12/19/14)	35%
December 2014 (Ex Date 12/30/14)	35%
January 2015	12%
February 2015	12%
March 2015	12%
April 2015	12%
May 2015	12%
June 2015	12%
July 2015	12%
Income Replacement 2024	Retail Class
August 2014	17%
September 2014 (Ex Date 9/12/14)	38%
September 2014 (Ex Date 9/29/14)	38%
October 2014	38%
November 2014	38%
December 2014 (Ex Date 12/19/14)	38%
December 2014 (Ex Date 12/30/14)	38%
January 2015	14%
February 2015	14%
March 2015	14%
April 2015	14%
May 2015	14%
June 2015	14%
July 2015	14%
Income Replacement 2026	Retail Class
August 2014	29%
September 2014	41%
October 2014	42%
November 2014	41%
December 2014 (Ex Date 12/19/14)	43%
December 2014 (Ex Date 12/30/14)	42%
January 2015	16%
February 2015	15%
March 2015	16%
April 2015	16%
May 2015	16%
June 2015	16%
July 2015	16%
Income Replacement 2028	Retail Class
August 2014	31%
September 2014	44%
October 2014	44%
November 2014	43%
December 2014 (Ex Date 12/19/14)	44%
December 2014 (Ex Date 12/30/14)	44%
January 2015	17%
February 2015	17%
March 2015	17%
April 2015	17%
May 2015	17%
June 2015	17%
July 2015	17%
Income Replacement 2030	Retail Class
August 2014	31%
September 2014	44%
October 2014	43%
November 2014	44%
December 2014 (Ex Date 12/19/14)	44%
December 2014 (Ex Date 12/30/14)	44%
January 2015	18%
February 2015	18%
March 2015	18%
April 2015	18%
May 2015	18%
June 2015	18%
July 2015	18%
Income Replacement 2032	Retail Class
August 2014	31%
September 2014	45%
October 2014	45%
November 2014	45%
December 2014 (Ex Date 12/19/14)	45%
December 2014 (Ex Date 12/30/14)	45%
January 2015	18%
February 2015	18%
March 2015	18%
April 2015	18%
May 2015	18%
June 2015	18%
July 2015	18%
Income Replacement 2034	Retail Class
August 2014	33%
September 2014	47%
October 2014	47%
November 2014	47%
December 2014 (Ex Date 12/19/14)	48%
December 2014 (Ex Date 12/30/14)	48%
January 2015	18%
February 2015	18%
March 2015	18%
April 2015	18%
May 2015	18%
June 2015	18%
July 2015	18%
Income Replacement 2036	Retail Class
August 2014	34%
September 2014	49%
October 2014	49%
November 2014	48%
December 2014 (Ex Date 12/19/14)	51%
December 2014 (Ex Date 12/30/14)	49%
January 2015	20%
February 2015	20%
March 2015	20%
April 2015	21%
May 2015	20%
June 2015	21%
July 2015	21%
Income Replacement 2038	Retail Class
August 2014	34%
September 2014	48%
October 2014	48%
November 2014	48%
December 2014 (Ex Date 12/19/14)	49%
December 2014 (Ex Date 12/30/14)	49%
January 2015	19%
February 2015	19%
March 2015	19%
April 2015	19%
May 2015	19%
June 2015	19%
July 2015	19%
Income Replacement 2040	Retail Class
August 2014	35%
September 2014	50%
October 2014	50%
November 2014	51%
December 2014 (Ex Date 12/19/14)	52%
December 2014 (Ex Date 12/30/14)	51%
January 2015	20%
February 2015	20%
March 2015	20%
April 2015	20%
May 2015	20%
June 2015	20%
July 2015	20%
Income Replacement 2042	Retail Class
August 2014	37%
September 2014	51%
October 2014	51%
November 2014	51%
December 2014 (Ex Date 12/19/14)	51%
December 2014 (Ex Date 12/30/14)	51%
January 2015	20%
February 2015	20%
March 2015	20%
April 2015	20%
May 2015	20%
June 2015	20%
July 2015	20%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

RW-UANN-0915 1.848174.107

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Annual Report

July 31, 2015

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-4.96%	2.42%	1.83%
Class T (incl. 3.50% sales charge)	-2.94%	2.65%	1.87%
Class C (incl. contingent deferred sales charge)B	-0.90%	2.87%	1.82%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

$28,852 Fidelity Advisor Income Replacement 2016 Fund – Class A

$36,102 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-3.98%	3.90%	2.61%
Class T (incl. 3.50% sales charge)	-1.95%	4.13%	2.66%
Class C (incl. contingent deferred sales charge)B	0.10%	4.35%	2.61%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$30,669 Fidelity Advisor Income Replacement 2018 Fund – Class A
$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-3.15%	4.97%	3.11%
Class T (incl. 3.50% sales charge)	-1.09%	5.20%	3.16%
Class C (incl. contingent deferred sales charge)B	0.98%	5.42%	3.11%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$31,873 Fidelity Advisor Income Replacement 2020 Fund – Class A
$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-2.46%	5.79%	3.53%
Class T (incl. 3.50% sales charge)	-0.37%	6.04%	3.59%
Class C (incl. contingent deferred sales charge)B	1.72%	6.25%	3.53%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$32,919 Fidelity Advisor Income Replacement 2022 Fund – Class A
$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-1.92%	6.41%	3.84%
Class T (incl. 3.50% sales charge)	0.19%	6.64%	3.89%
Class C (incl. contingent deferred sales charge)B	2.29%	6.87%	3.83%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$33,686 Fidelity Advisor Income Replacement 2024 Fund – Class A
$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-1.50%	6.82%	3.99%
Class T (incl. 3.50% sales charge)	0.59%	7.06%	4.04%
Class C (incl. contingent deferred sales charge)B	2.72%	7.29%	3.99%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

$34,073 Fidelity Advisor Income Replacement 2026 Fund – Class A

$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-1.23%	7.13%	4.11%
Class T (incl. 3.50% sales charge)	0.87%	7.37%	4.16%
Class C (incl. contingent deferred sales charge)B	3.00%	7.59%	4.11%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$34,398 Fidelity Advisor Income Replacement 2028 Fund – Class A
$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-1.03%	7.37%	4.21%
Class T (incl. 3.50% sales charge)	1.08%	7.62%	4.26%
Class C (incl. contingent deferred sales charge)B	3.22%	7.84%	4.20%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$34,648 Fidelity Advisor Income Replacement 2030 Fund – Class A
$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.83%	7.58%	4.26%
Class T (incl. 3.50% sales charge)	1.27%	7.82%	4.30%
Class C (incl. contingent deferred sales charge)B	3.42%	8.05%	4.25%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$34,784 Fidelity Advisor Income Replacement 2032 Fund – Class A
$42,827 S&P 500® Index

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.74%	7.76%	4.25%
Class T (incl. 3.50% sales charge)	1.38%	8.00%	4.30%
Class C (incl. contingent deferred sales charge)B	3.52%	8.22%	4.25%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$34,776 Fidelity Advisor Income Replacement 2034 Fund – Class A
$42,827 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.63%	7.95%	4.30%
Class T (incl. 3.50% sales charge)	1.50%	8.18%	4.35%
Class C (incl. contingent deferred sales charge)B	3.66%	8.42%	4.30%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$34,892 Fidelity Advisor Income Replacement 2036 Fund – Class A
$42,827 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.49%	8.16%	4.05%
Class T (incl. 3.50% sales charge)	1.62%	8.39%	4.11%
Class C (incl. contingent deferred sales charge)B	3.77%	8.63%	4.08%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

$33,773 Fidelity Advisor Income Replacement 2038 Fund – Class A

$42,231 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.36%	8.44%	4.23%
Class T (incl. 3.50% sales charge)	1.76%	8.67%	4.29%
Class C (incl. contingent deferred sales charge)B	3.94%	8.91%	4.26%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

$34,233 Fidelity Advisor Income Replacement 2040 Fund – Class A

$42,231 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.18%	8.70%	4.39%
Class T (incl. 3.50% sales charge)	1.92%	8.94%	4.45%
Class C (incl. contingent deferred sales charge)B	4.11%	9.17%	4.42%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$34,619 Fidelity Advisor Income Replacement 2042 Fund – Class A
$42,231 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economy maintained uneven growth for the 12 months ending July 31, 2015. The U.S.-centric S&P 500® equity index gained 11.21%. Growth-oriented and small-cap stocks outperformed: the Nasdaq Composite Index® rose 18.71%; the Russell 2000® Index, 12.03%. Seven of 10 S&P 500® sectors gained, led by health care (+27%) and consumer discretionary (+24%). Energy (-26%) fared worst, as oil prices plunged by more than half, hurting industry profits. Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index returned - 4.45% for the period. Crude oil and the U.S. dollar weighed on multinationals and commodities producers. Resource-rich Canada (-17%) declined. Japan (+9%) exited recession amid monetary easing and a weaker yen. Despite a negative for the U.K. (- 5%) and Europe's flattish result (+1%), the Continent benefited from a trillion-euro stimulus, undermined by concern of a debt default - or eurozone exit - by Greece (- 54%), part of the emerging-markets (EM) group (-15%). Elsewhere in EM, a sharp, late-period sell-off in China (+1%) offset positive effects from easy-money policies and newly relaxed stock-market regulations. In fixed income, U.S. taxable investment-grade bonds saw a modest gain, driven largely by coupon interest payments amid expectations for stronger economic growth and higher policy interest rates. The Barclays® U.S. Aggregate Bond Index advanced 2.82% this period. The investment-grade credit segment of the Barclays index showed the most weakness relative to U.S. Treasuries. Yields increased, especially for longer-dated debt. Yield-advantaged asset classes such as U.S. corporate high yield and emerging-markets debt struggled, although they far outstripped non-U.S. major-market sovereigns.

At period end, investors remained focused on slowing U.S. earnings growth, the possible effect of a relatively stronger U.S. dollar on exports and inflation, and whether the economic slowdown in China would roil the global economy. Also, the U.S. Federal Reserve said it still expects to raise its federal funds target rate this year, but timing remains dependent on economic data.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion: For the year, all of the Funds' share classes posted positive results. The longest-dated Funds, designed for shareholders with a longer investment time horizon, delivered the highest returns. (For specific class-level results, please see the performance section of this report.) The Fund's equity holdings, in aggregate, underperformed the S&P 500® Index. Within the equity asset class, the U.S.-focused Fidelity® Blue Chip Growth Fund performed best. Despite solid gains, Fidelity® Equity-Income Fund and Fidelity Advisor® International Discovery Fund delivered the lowest results. The Funds' largest fixed-income allocation, Fidelity Total Bond Fund, produced a positive result but underperformed the Barclays® U.S. Aggregate Bond Index. Fidelity Government Income Fund slightly outpaced the Barclays index. Fidelity Strategic Real Return Fund, which includes exposure to commodities-related securities, delivered a negative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,003.40	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,002.00	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 999.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,004.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,004.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,006.50	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2018 Fund
Class T	.50%
Actual		$ 1,000.00	$ 1,005.10	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.60	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,007.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,007.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,010.60	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,013.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,013.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,019.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.02% C
Actual		$ 1,000.00	$ 1,015.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,020.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Income Replacement 2022 Fund
Class I	.00%
Actual		$ 1,000.00	$ 1,020.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,024.80	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,023.50	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,026.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,026.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,029.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,027.90	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,025.20	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,030.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,030.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,032.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,031.00	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2028 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,028.20	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.50	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,033.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,030.80	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,035.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,035.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,035.40	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.70	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.30	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.40	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,041.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,041.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,040.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,037.50	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,042.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,042.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,043.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,041.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,044.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,044.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,045.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,043.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,041.30	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,046.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,046.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	0.6	0.8
Fidelity Blue Chip Growth Fund	0.6	0.7
Fidelity Equity-Income Fund	0.9	1.2
Fidelity Large Cap Stock Fund	0.6	0.9
Fidelity Series 100 Index Fund	0.6	0.8
Fidelity Series Broad Market Opportunities Fund	1.0	1.3
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	4.4	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.4	0.9
Fidelity Strategic Real Return Fund	0.4	0.9
Fidelity Total Bond Fund	1.3	2.8
	2.1	4.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	77.9	62.1
Fidelity Short-Term Bond Fund	15.6	27.5
	93.5	89.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	4.4%
Investment Grade Fixed-Income Funds	2.1%
Short-Term Funds	93.5%

Six months ago
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 4.4%
	Shares	Value
Domestic Equity Funds - 4.4%
Fidelity Advisor Mid Cap II Fund Class I (b)	2,556	$ 52,219
Fidelity Blue Chip Growth Fund (b)	650	48,850
Fidelity Equity-Income Fund (b)	1,298	74,959
Fidelity Large Cap Stock Fund (b)	1,969	56,430
Fidelity Series 100 Index Fund (b)	3,535	48,850
Fidelity Series Broad Market Opportunities Fund (b)	5,417	85,908
Fidelity Series Small Cap Opportunities Fund (b)	548	7,580
TOTAL EQUITY FUNDS (Cost $261,964)		374,796
Fixed-Income Funds - 2.1%

Investment Grade Fixed-Income Funds - 2.1%
Fidelity Government Income Fund (b)	3,366	35,374
Fidelity Strategic Real Return Fund (b)	4,024	35,374
Fidelity Total Bond Fund (b)	9,913	105,280
TOTAL FIXED-INCOME FUNDS (Cost $155,777)		176,028
Short-Term Funds - 93.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	6,556,828	$ 6,556,828
Fidelity Short-Term Bond Fund (b)	153,054	1,314,734
TOTAL SHORT-TERM FUNDS (Cost $7,828,969)		7,871,562
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,246,710)		8,422,386
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397)
NET ASSETS - 100%		$ 8,421,989
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 53,884	$ 42,252	$ 43,044	$ -	$ 52,219
Fidelity Blue Chip Growth Fund	50,639	37,408	44,230	53	48,850
Fidelity Equity-Income Fund	78,226	59,013	59,441	1,937	74,959
Fidelity Government Income Fund	115,657	35,364	116,912	854	35,374
Fidelity Institutional Money Market Portfolio Institutional Class	2,636,597	5,291,755	1,371,525	4,172	6,556,828
Fidelity Large Cap Stock Fund	58,923	42,310	46,357	447	56,430
Fidelity Series 100 Index Fund	51,470	35,242	41,747	755	48,850
Fidelity Series Broad Market Opportunities Fund	88,756	65,079	70,694	280	85,908
Fidelity Series Small Cap Opportunities Fund	7,476	5,851	6,081	21	7,580
Fidelity Short-Term Bond Fund	1,391,877	1,196,262	1,272,824	12,851	1,314,734
Fidelity Strategic Real Return Fund	114,414	35,528	109,454	974	35,374
Fidelity Total Bond Fund	346,685	108,635	350,206	4,880	105,280
Total	$ 4,994,604	$ 6,954,699	$ 3,532,515	$ 27,224	$ 8,422,386
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

At period end, the Fund has greater than 75% of its net assets invested in the Fidelity Institutional Money Market Portfolio, an open-ended management investment company subject to Rule 2a-7 under the Investment Company Act and is managed by an affiliate of the investment adviser. A complete unaudited list of holdings for the Fidelity Institutional Money Market Portfolio is available upon request or at the Securities and Exchange Commission website at www.sec.gov.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,246,710) - See accompanying schedule		$ 8,422,386
Receivable for investments sold		226,903
Total assets		8,649,289

Liabilities
Payable for investments purchased	$ 226,983
Distribution and service plan fees payable	317
Total liabilities		227,300

Net Assets		$ 8,421,989
Net Assets consist of:
Paid in capital		$ 8,210,874
Undistributed net investment income		603
Accumulated undistributed net realized gain (loss) on investments		34,836
Net unrealized appreciation (depreciation) on investments		175,676
Net Assets		$ 8,421,989
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($95,907.50 ÷ 1,870.76 shares)		$ 51.27

Maximum offering price per share (100/94.25 of $51.27)		$ 54.40
Class T: Net Asset Value and redemption price per share ($102,312.60 ÷ 1,997.71 shares)		$ 51.21

Maximum offering price per share (100/96.50 of $51.21)		$ 53.07

Class C: Net Asset Value and offering price per share ($296,174.50 ÷ 5,834.90 shares)A		$ 50.76

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($7,909,631.10 ÷ 154,319.33 shares)		$ 51.25

Class I: Net Asset Value, offering price and redemption price per share ($17,963.30 ÷ 350.46 shares)		$ 51.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 27,224

Expenses
Distribution and service plan fees	$ 4,723
Independent trustees' compensation	23
Total expenses before reductions	4,746
Expense reductions	(23)	4,723
Net investment income (loss)		22,501
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	116,264
Capital gain distributions from underlying funds	18,619
Total net realized gain (loss)		134,883
Change in net unrealized appreciation (depreciation) on underlying funds		(110,667)
Net gain (loss)		24,216
Net increase (decrease) in net assets resulting from operations		$ 46,717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,501	$ 41,471
Net realized gain (loss)	134,883	271,046
Change in net unrealized appreciation (depreciation)	(110,667)	(155,891)
Net increase (decrease) in net assets resulting from operations	46,717	156,626
Distributions to shareholders from net investment income	(22,389)	(41,835)
Distributions to shareholders from net realized gain	(140,708)	(4,675)
Total distributions	(163,097)	(46,510)
Share transactions - net increase (decrease)	3,544,235	(1,448,333)
Total increase (decrease) in net assets	3,427,855	(1,338,217)

Net Assets
Beginning of period	4,994,134	6,332,351
End of period (including undistributed net investment income of $603 and undistributed net investment income of $490, respectively)	$ 8,421,989	$ 4,994,134

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.127	.305	.500	.736	.821
Net realized and unrealized gain (loss)	.307	1.012	1.219	.842	3.054
Total from investment operations	.434	1.317	1.719	1.578	3.875
Distributions from net investment income	(.104)	(.287)	(.487)	(.733)	(.834)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.644)	(.327)	(.689)	(.938)	(1.095)
Net asset value, end of period	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82
Total ReturnA, B	.84%	2.56%	3.43%	3.23%	8.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.25%	.59%	.98%	1.49%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 185	$ 331	$ 886	$ 1,798
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Income from Investment Operations
Net investment income (loss)C	(.003)	.175	.372	.612	.698
Net realized and unrealized gain (loss)	.303	1.006	1.225	.847	3.043
Total from investment operations	.300	1.181	1.597	1.459	3.741
Distributions from net investment income	(.030)	(.161)	(.365)	(.594)	(.710)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.570)	(.201)	(.567)	(.799)	(.971)
Net asset value, end of period	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81
Total ReturnA, B	.58%	2.30%	3.18%	2.98%	8.00%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.01)%	.34%	.73%	1.24%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 120	$ 135	$ 194	$ 529
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Income from Investment Operations
Net investment income (loss)C	(.259)	(.085)	.116	.364	.453
Net realized and unrealized gain (loss)	.299	1.014	1.225	.837	3.055
Total from investment operations	.040	.929	1.341	1.201	3.508
Distributions from net investment income	-	(.039)	(.179)	(.376)	(.447)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.540)	(.079)	(.381)	(.581)	(.708)
Net asset value, end of period	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83
Total ReturnA, B	.07%	1.81%	2.67%	2.45%	7.49%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.50)%	(.16)%	.23%	.74%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296	$ 443	$ 575	$ 891	$ 759
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss)B	.255	.435	.627	.859	.944
Net realized and unrealized gain (loss)	.300	1.007	1.229	.838	3.055
Total from investment operations	.555	1.442	1.856	1.697	3.999
Distributions from net investment income	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnA	1.08%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.50%	.84%	1.23%	1.74%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,910	$ 4,225	$ 5,262	$ 6,124	$ 6,873
Portfolio turnover rate C	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss)B	.255	.435	.628	.861	.945
Net realized and unrealized gain (loss)	.310	1.007	1.228	.836	3.054
Total from investment operations	.565	1.442	1.856	1.697	3.999
Distributions from net investment income	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnA	1.10%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.50%	.84%	1.23%	1.74%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 21	$ 30	$ 49	$ 44
Portfolio turnover rate C	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	1.7	2.0
Fidelity Blue Chip Growth Fund	1.6	1.9
Fidelity Equity-Income Fund	2.4	2.9
Fidelity Large Cap Stock Fund	1.8	2.1
Fidelity Series 100 Index Fund	1.6	1.9
Fidelity Series Broad Market Opportunities Fund	2.7	3.3
Fidelity Series Small Cap Opportunities Fund	0.2	0.3
	12.0	14.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.6	5.8
Fidelity Strategic Real Return Fund	4.6	5.8
Fidelity Total Bond Fund	13.8	17.3
	23.0	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	40.4	34.2
Fidelity Short-Term Bond Fund	24.6	22.5
	65.0	56.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Six months ago
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 12.0%
	Shares	Value
Domestic Equity Funds - 12.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	4,984	$ 101,827
Fidelity Blue Chip Growth Fund (b)	1,258	94,554
Fidelity Equity-Income Fund (b)	2,508	144,861
Fidelity Large Cap Stock Fund (b)	3,807	109,101
Fidelity Series 100 Index Fund (b)	6,842	94,554
Fidelity Series Broad Market Opportunities Fund (b)	10,510	166,681
Fidelity Series Small Cap Opportunities Fund (b)	1,052	14,547
TOTAL EQUITY FUNDS (Cost $500,080)		726,125
Fixed-Income Funds - 23.0%

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Government Income Fund (b)	26,528	278,812
Fidelity Strategic Real Return Fund (b)	31,719	278,813
Fidelity Total Bond Fund (b)	78,818	837,043
TOTAL FIXED-INCOME FUNDS (Cost $1,381,348)		1,394,668
Short-Term Funds - 65.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,450,520	$ 2,450,520
Fidelity Short-Term Bond Fund (b)	173,438	1,489,828
TOTAL SHORT-TERM FUNDS (Cost $3,932,277)		3,940,348
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,813,705)		6,061,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(791)
NET ASSETS - 100%		$ 6,060,350
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 169,791	$ 38,168	$ 103,322	$ -	$ 101,827
Fidelity Blue Chip Growth Fund	159,132	25,045	104,597	176	94,554
Fidelity Equity-Income Fund	246,066	46,269	138,416	5,697	144,861
Fidelity Government Income Fund	506,949	56,000	290,859	5,605	278,812
Fidelity Institutional Money Market Portfolio Institutional Class	2,605,957	1,738,959	1,894,399	2,855	2,450,520
Fidelity Large Cap Stock Fund	185,321	27,343	110,339	1,315	109,101
Fidelity Series 100 Index Fund	161,744	19,191	97,922	2,534	94,554
Fidelity Series Broad Market Opportunities Fund	280,568	44,057	167,700	951	166,681
Fidelity Series Small Cap Opportunities Fund	23,652	5,120	15,492	67	14,547
Fidelity Short-Term Bond Fund	839,804	1,396,982	748,681	10,517	1,489,828
Fidelity Strategic Real Return Fund	501,479	57,057	247,809	6,281	278,813
Fidelity Total Bond Fund	1,519,533	184,160	864,630	32,434	837,043
Total	$ 7,199,996	$ 3,638,351	$ 4,784,166	$ 68,432	$ 6,061,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $5,813,705) - See accompanying schedule		$ 6,061,141
Receivable for investments sold		93,438
Total assets		6,154,579

Liabilities
Payable for investments purchased	$ 93,466
Distribution and service plan fees payable	763
Total liabilities		94,229

Net Assets		$ 6,060,350
Net Assets consist of:
Paid in capital		$ 6,007,375
Undistributed net investment income		939
Accumulated undistributed net realized gain (loss) on investments		(195,400)
Net unrealized appreciation (depreciation) on investments		247,436
Net Assets		$ 6,060,350
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($567,193 ÷ 10,315.07 shares)		$ 54.99

Maximum offering price per share (100/94.25 of $54.99)		$ 58.34
Class T:
Net Asset Value and redemption price per share ($357,121 ÷ 6,493.08 shares)		$ 55.00

Maximum offering price per share (100/96.50 of $55.00)		$ 56.99

Class C:
Net Asset Value and offering price per share ($578,724 ÷ 10,560.13 shares)A		$ 54.80

Income Replacement 2018:
Net Asset Value, offering price and redemption price per share ($4,262,764 ÷ 77,504.16 shares)		$ 55.00

Class I:
Net Asset Value, offering price and redemption price per share ($294,548 ÷ 5,354.99 shares)		$ 55.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 68,432

Expenses
Distribution and service plan fees	$ 10,384
Independent trustees' compensation	29
Total expenses before reductions	10,413
Expense reductions	(29)	10,384
Net investment income (loss)		58,048
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	133,174
Capital gain distributions from underlying funds	65,257
Total net realized gain (loss)		198,431
Change in net unrealized appreciation (depreciation) on underlying funds		(126,215)
Net gain (loss)		72,216
Net increase (decrease) in net assets resulting from operations		$ 130,264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,048	$ 77,651
Net realized gain (loss)	198,431	112,032
Change in net unrealized appreciation (depreciation)	(126,215)	136,996
Net increase (decrease) in net assets resulting from operations	130,264	326,679
Distributions to shareholders from net investment income	(58,273)	(77,552)
Distributions to shareholders from net realized gain	(6,904)	(9,595)
Total distributions	(65,177)	(87,147)
Share transactions - net increase (decrease)	(1,203,751)	1,221,542
Total increase (decrease) in net assets	(1,138,664)	1,461,074

Net Assets
Beginning of period	7,199,014	5,737,940
End of period (including undistributed net investment income of $939 and undistributed net investment income of $1,164, respectively)	$ 6,060,350	$ 7,199,014

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Income from Investment Operations
Net investment income (loss) C	.437	.588	.719	.774	.836
Net realized and unrealized gain (loss)	.583	2.080	2.135	.909	3.655
Total from investment operations	1.020	2.668	2.854	1.683	4.491
Distributions from net investment income	(.432)	(.579)	(.705)	(.765)	(.834)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.490)	(.658)	(.994)	(.963)	(1.071)
Net asset value, end of period	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87
Total ReturnA, B	1.88%	5.11%	5.70%	3.45%	9.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%	1.10%	1.39%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 567	$ 868	$ 774	$ 762	$ 784
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Income from Investment Operations
Net investment income (loss) C	.299	.454	.589	.651	.716
Net realized and unrealized gain (loss)	.573	2.085	2.133	.909	3.664
Total from investment operations	.872	2.539	2.722	1.560	4.380
Distributions from net investment income	(.294)	(.460)	(.573)	(.642)	(.723)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.352)	(.539)	(.862)	(.840)	(.960)
Net asset value, end of period	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90
Total ReturnA, B	1.60%	4.86%	5.43%	3.19%	9.48%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.54%	.85%	1.14%	1.32%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 444	$ 101	$ 128	$ 148
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Income from Investment Operations
Net investment income (loss) C	.024	.187	.330	.403	.469
Net realized and unrealized gain (loss)	.574	2.073	2.129	.912	3.659
Total from investment operations	.598	2.260	2.459	1.315	4.128
Distributions from net investment income	(.100)	(.201)	(.350)	(.407)	(.471)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.158)	(.280)	(.639)	(.605)	(.708)
Net asset value, end of period	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85
Total ReturnA, B	1.10%	4.32%	4.90%	2.68%	8.93%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.04%	.35%	.64%	.82%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 787	$ 498	$ 439	$ 226
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Income from Investment Operations
Net investment income (loss) B	.574	.722	.848	.898	.960
Net realized and unrealized gain (loss)	.582	2.081	2.135	.908	3.657
Total from investment operations	1.156	2.803	2.983	1.806	4.617
Distributions from net investment income	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88
Total ReturnA	2.13%	5.38%	5.96%	3.71%	10.01%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,263	$ 4,665	$ 3,875	$ 3,904	$ 3,806
Portfolio turnover rate C	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Income from Investment Operations
Net investment income (loss) B	.575	.722	.849	.891	.959
Net realized and unrealized gain (loss)	.571	2.091	2.124	.915	3.668
Total from investment operations	1.146	2.813	2.973	1.806	4.627
Distributions from net investment income	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89
Total ReturnA	2.11%	5.40%	5.94%	3.71%	10.03%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 434	$ 491	$ 470	$ 320
Portfolio turnover rate C	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.0	3.2
Fidelity Blue Chip Growth Fund	2.8	2.9
Fidelity Equity-Income Fund	4.2	4.5
Fidelity Large Cap Stock Fund	3.2	3.4
Fidelity Series 100 Index Fund	2.7	2.9
Fidelity Series Broad Market Opportunities Fund	4.9	5.2
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	21.2	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.5
Fidelity Strategic Real Return Fund	8.2	8.5
Fidelity Total Bond Fund	24.7	25.4
	41.1	42.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	18.4	16.7
Fidelity Short-Term Bond Fund	18.5	16.6
	36.9	33.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 22.0%
	Shares	Value
Domestic Equity Funds - 21.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	12,763	$ 260,741
Fidelity Blue Chip Growth Fund (b)	3,223	242,243
Fidelity Equity-Income Fund (b)	6,451	372,613
Fidelity Large Cap Stock Fund (b)	9,743	279,240
Fidelity Series 100 Index Fund (b)	17,528	242,243
Fidelity Series Broad Market Opportunities Fund (b)	26,993	428,109
Fidelity Series Small Cap Opportunities Fund (b)	2,675	36,997
TOTAL DOMESTIC EQUITY FUNDS		1,862,186
International Equity Funds - 0.8%
Fidelity Advisor International Discovery Fund Class I (b)	1,714	72,232
TOTAL EQUITY FUNDS (Cost $1,245,656)		1,934,418
Fixed-Income Funds - 41.1%

Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund (b)	68,979	724,966
Fidelity Strategic Real Return Fund (b)	82,476	724,966
Fidelity Total Bond Fund (b)	204,710	2,174,016
TOTAL FIXED-INCOME FUNDS (Cost $3,622,660)		3,623,948
Short-Term Funds - 36.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,624,121	$ 1,624,121
Fidelity Short-Term Bond Fund (b)	189,200	1,625,227
TOTAL SHORT-TERM FUNDS (Cost $3,234,786)		3,249,348
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,103,102)		8,807,714
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,006)
NET ASSETS - 100%		$ 8,806,708
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 185,587	$ 51,052	$ 171,490	$ 1,199	$ 72,232
Fidelity Advisor Mid Cap II Fund Class I	287,033	134,837	155,971	-	260,741
Fidelity Blue Chip Growth Fund	270,231	93,870	155,200	324	242,243
Fidelity Equity-Income Fund	417,164	172,753	196,997	12,432	372,613
Fidelity Government Income Fund	724,255	274,280	283,679	10,733	724,966
Fidelity Institutional Money Market Portfolio Institutional Class	1,367,711	737,689	481,280	1,697	1,624,121
Fidelity Large Cap Stock Fund	314,227	116,262	164,474	2,780	279,240
Fidelity Series 100 Index Fund	274,642	93,419	149,019	5,307	242,243
Fidelity Series Broad Market Opportunities Fund	476,090	177,059	244,441	1,962	428,109
Fidelity Series Small Cap Opportunities Fund	39,701	19,311	25,118	132	36,997
Fidelity Short-Term Bond Fund	1,365,451	742,778	482,639	14,118	1,625,227
Fidelity Strategic Real Return Fund	716,433	325,422	255,218	12,043	724,966
Fidelity Total Bond Fund	2,170,920	835,852	821,074	62,813	2,174,016
Total	$ 8,609,445	$ 3,774,584	$ 3,586,600	$ 125,540	$ 8,807,714
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,103,102) - See accompanying schedule		$ 8,807,714
Cash		6
Receivable for investments sold		83,207
Total assets		8,890,927

Liabilities
Payable for investments purchased	$ 77,226
Payable for fund shares redeemed	5,999
Distribution and service plan fees payable	994
Total liabilities		84,219

Net Assets		$ 8,806,708
Net Assets consist of:
Paid in capital		$ 8,011,298
Undistributed net investment income		1,822
Accumulated undistributed net realized gain (loss) on investments		88,976
Net unrealized appreciation (depreciation) on investments		704,612
Net Assets		$ 8,806,708
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,099,095 ÷ 19,574.7 shares)		$ 56.15

Maximum offering price per share (100/94.25 of $56.15)		$ 59.58
Class T:
Net Asset Value and redemption price per share ($204,303 ÷ 3,637.9 shares)		$ 56.16

Maximum offering price per share (100/96.50 of $56.16)		$ 58.20

Class C:
Net Asset Value and offering price per share ($809,681 ÷ 14,452.6 shares)A		$ 56.02

Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($6,502,344 ÷ 115,794.0 shares)		$ 56.15

Class I:
Net Asset Value, offering price and redemption price per share ($191,285 ÷ 3,406.4 shares)		$ 56.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 125,540

Expenses
Distribution and service plan fees	$ 9,883
Independent trustees' compensation	39
Total expenses before reductions	9,922
Expense reductions	(39)	9,883
Net investment income (loss)		115,657
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	64,727
Capital gain distributions from underlying funds	131,946
Total net realized gain (loss)		196,673
Change in net unrealized appreciation (depreciation) on underlying funds		(54,444)
Net gain (loss)		142,229
Net increase (decrease) in net assets resulting from operations		$ 257,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,657	$ 100,246
Net realized gain (loss)	196,673	111,325
Change in net unrealized appreciation (depreciation)	(54,444)	230,351
Net increase (decrease) in net assets resulting from operations	257,886	441,922
Distributions to shareholders from net investment income	(115,567)	(99,649)
Distributions to shareholders from net realized gain	(102,328)	(50,628)
Total distributions	(217,895)	(150,277)
Share transactions - net increase (decrease)	157,956	2,272,722
Total increase (decrease) in net assets	197,947	2,564,367

Net Assets
Beginning of period	8,608,761	6,044,394
End of period (including undistributed net investment income of $1,822 and undistributed net investment income of $1,732, respectively)	$ 8,806,708	$ 8,608,761

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) C	.653	.674	.770	.793	.817
Net realized and unrealized gain (loss)	.871	2.766	3.157	.884	4.128
Total from investment operations	1.524	3.440	3.927	1.677	4.945
Distributions from net investment income	(.650)	(.670)	(.774)	(.794)	(.826)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.314)	(1.090)	(1.027)	(.977)	(1.045)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99
Total ReturnA, B	2.76%	6.48%	7.84%	3.44%	10.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.17%	1.23%	1.47%	1.61%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,099	$ 813	$ 411	$ 408	$ 436
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) C	.512	.537	.639	.670	.696
Net realized and unrealized gain (loss)	.871	2.770	3.145	.885	4.135
Total from investment operations	1.383	3.307	3.784	1.555	4.831
Distributions from net investment income	(.509)	(.527)	(.631)	(.672)	(.712)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.173)	(.947)	(.884)	(.855)	(.931)
Net asset value, end of period	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99
Total ReturnA, B	2.50%	6.22%	7.54%	3.18%	10.54%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.92%	.98%	1.22%	1.36%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204	$ 94	$ 101	$ 189	$ 196
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Income from Investment Operations
Net investment income (loss) C	.233	.262	.377	.422	.449
Net realized and unrealized gain (loss)	.862	2.759	3.151	.876	4.132
Total from investment operations	1.095	3.021	3.528	1.298	4.581
Distributions from net investment income	(.251)	(.271)	(.415)	(.435)	(.452)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(.915)	(.691)	(.668)	(.618)	(.671)
Net asset value, end of period	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97
Total ReturnA, B	1.98%	5.68%	7.02%	2.65%	9.98%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.42%	.48%	.72%	.86%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 810	$ 563	$ 322	$ 306	$ 228
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) B	.795	.813	.901	.917	.942
Net realized and unrealized gain (loss)	.866	2.762	3.160	.874	4.138
Total from investment operations	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnA	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,502	$ 7,053	$ 5,196	$ 3,945	$ 3,079
Portfolio turnover rate C	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) B	.793	.814	.901	.917	.939
Net realized and unrealized gain (loss)	.868	2.761	3.160	.874	4.141
Total from investment operations	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnA	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 87	$ 14	$ 13	$ 32
Portfolio turnover rate C	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.9	4.1
Fidelity Blue Chip Growth Fund	3.6	3.9
Fidelity Equity-Income Fund	5.6	5.9
Fidelity Large Cap Stock Fund	4.2	4.4
Fidelity Series 100 Index Fund	3.6	3.8
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.5	0.6
	27.8	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.4	0.8
Fidelity Strategic Income Fund	0.4	0.9
	0.8	1.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.0	7.8
Fidelity Strategic Real Return Fund	8.0	7.8
Fidelity Total Bond Fund	23.9	23.3
	39.9	38.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.4	13.5
Fidelity Short-Term Bond Fund	14.4	13.5
	28.8	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 30.5%
	Shares	Value
Domestic Equity Funds - 27.8%
Fidelity Advisor Mid Cap II Fund Class I (b)	28,332	$ 578,814
Fidelity Blue Chip Growth Fund (b)	7,168	538,640
Fidelity Equity-Income Fund (b)	14,323	827,303
Fidelity Large Cap Stock Fund (b)	21,650	620,477
Fidelity Series 100 Index Fund (b)	38,975	538,639
Fidelity Series Broad Market Opportunities Fund (b)	60,044	952,291
Fidelity Series Small Cap Opportunities Fund (b)	6,025	83,325
TOTAL DOMESTIC EQUITY FUNDS		4,139,489
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Class I (b)	9,390	395,796
TOTAL EQUITY FUNDS (Cost $3,834,955)		4,535,285
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 0.8%
Fidelity Capital & Income Fund (b)	6,079	59,518
Fidelity Strategic Income Fund (b)	5,599	59,518
TOTAL HIGH YIELD FIXED-INCOME FUNDS		119,036

	Shares	Value
Investment Grade Fixed-Income Funds - 39.9%
Fidelity Government Income Fund (b)	113,118	$ 1,188,875
Fidelity Strategic Real Return Fund (b)	135,253	1,188,876
Fidelity Total Bond Fund (b)	335,420	3,562,162
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,939,913
TOTAL FIXED-INCOME FUNDS (Cost $6,139,353)		6,058,949
Short-Term Funds - 28.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,142,654	2,142,654
Fidelity Short-Term Bond Fund (b)	249,436	2,142,654
TOTAL SHORT-TERM FUNDS (Cost $4,282,517)		4,285,308
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,256,825)		14,879,542
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 14,879,332
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 328,196	$ 216,045	$ 175,512	$ 2,302	$ 395,796
Fidelity Advisor Mid Cap II Fund Class I	449,169	378,330	245,113	-	578,814
Fidelity Blue Chip Growth Fund	422,046	298,374	247,106	537	538,640
Fidelity Capital & Income Fund	112,819	70,688	122,330	4,385	59,518
Fidelity Equity-Income Fund	651,661	520,151	302,273	24,558	827,303
Fidelity Government Income Fund	813,681	656,051	292,460	14,859	1,188,875
Fidelity Institutional Money Market Portfolio Institutional Class	1,372,691	1,226,041	456,078	2,115	2,142,654
Fidelity Large Cap Stock Fund	490,589	364,427	255,333	5,288	620,477
Fidelity Series 100 Index Fund	428,462	302,555	233,426	8,826	538,639
Fidelity Series Broad Market Opportunities Fund	743,479	545,049	373,245	3,289	952,291
Fidelity Series Small Cap Opportunities Fund	62,187	52,882	37,878	220	83,325
Fidelity Short-Term Bond Fund	1,370,467	1,227,052	454,899	17,341	2,142,654
Fidelity Strategic Income Fund	113,757	68,654	118,300	3,856	59,518
Fidelity Strategic Real Return Fund	805,291	720,835	252,978	15,537	1,188,876
Fidelity Total Bond Fund	2,439,971	1,984,986	841,089	87,617	3,562,162
Total	$ 10,604,466	$ 8,632,120	$ 4,408,020	$ 190,730	$ 14,879,542
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $14,256,825) - See accompanying schedule		$ 14,879,542
Receivable for investments sold		112,294
Total assets		14,991,836

Liabilities
Payable for investments purchased	$ 112,320
Distribution and service plan fees payable	184
Total liabilities		112,504

Net Assets		$ 14,879,332
Net Assets consist of:
Paid in capital		$ 14,487,877
Undistributed net investment income		3,441
Accumulated undistributed net realized gain (loss) on investments		(234,703)
Net unrealized appreciation (depreciation) on investments		622,717
Net Assets		$ 14,879,332
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($431,760 ÷ 7,366.07 shares)		$ 58.61

Maximum offering price per share (100/94.25 of $58.61)		$ 62.19
Class T:
Net Asset Value and redemption price per share ($90,010 ÷ 1,534.17 shares)		$ 58.67

Maximum offering price per share (100/96.50 of $58.67)		$ 60.80

Class C:
Net Asset Value and offering price per share ($60,028 ÷ 1,025.60 shares)A		$ 58.53

Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($14,207,789 ÷ 242,414.75 shares)		$ 58.61

Class I:
Net Asset Value, offering price and redemption price per share ($89,745 ÷ 1,531.69 shares)		$ 58.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 190,730

Expenses
Distribution and service plan fees	$ 4,536
Independent trustees' compensation	55
Total expenses before reductions	4,591
Expense reductions	(55)	4,536
Net investment income (loss)		186,194
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,942
Capital gain distributions from underlying funds	227,759
Total net realized gain (loss)		229,701
Change in net unrealized appreciation (depreciation) on underlying funds		49,031
Net gain (loss)		278,732
Net increase (decrease) in net assets resulting from operations		$ 464,926

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 186,194	$ 116,340
Net realized gain (loss)	229,701	109,308
Change in net unrealized appreciation (depreciation)	49,031	323,887
Net increase (decrease) in net assets resulting from operations	464,926	549,535
Distributions to shareholders from net investment income	(184,980)	(115,076)
Distributions to shareholders from net realized gain	(27,297)	(15,270)
Total distributions	(212,277)	(130,346)
Share transactions - net increase (decrease)	4,022,585	5,262,153
Total increase (decrease) in net assets	4,275,234	5,681,342

Net Assets
Beginning of period	10,604,098	4,922,756
End of period (including undistributed net investment income of $3,441 and undistributed net investment income of $2,228, respectively)	$ 14,879,332	$ 10,604,098

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Income from Investment Operations
Net investment income (loss) C	.686	.708	.825	.783	.817
Net realized and unrealized gain (loss)	1.311	3.351	3.933	.842	4.431
Total from investment operations	1.997	4.059	4.758	1.625	5.248
Distributions from net investment income	(.658)	(.686)	(.804)	(.784)	(.824)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.797)	(.809)	(1.058)	(.955)	(1.038)
Net asset value, end of period	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79
Total ReturnA, B	3.50%	7.54%	9.54%	3.35%	11.58%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.18%	1.26%	1.57%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 419	$ 391	$ 386	$ 72
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Income from Investment Operations
Net investment income (loss) C	.540	.581	.686	.653	.691
Net realized and unrealized gain (loss)	1.318	3.339	3.958	.871	4.434
Total from investment operations	1.858	3.920	4.644	1.524	5.125
Distributions from net investment income	(.509)	(.577)	(.680)	(.643)	(.661)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.648)	(.700)	(.934)	(.814)	(.875)
Net asset value, end of period	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82
Total ReturnA, B	3.25%	7.26%	9.29%	3.13%	11.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.49% F	.49% F	.50%	.50%
Expenses net of fee waivers, if any	.50%	.49% F	.49% F	.50%	.50%
Expenses net of all reductions	.50%	.49% F	.49% F	.50%	.50%
Net investment income (loss)	.93%	1.02%	1.30%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 26	$ 1	$ 5	$ 23
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Income from Investment Operations
Net investment income (loss) C	.245	.293	.434	.411	.447
Net realized and unrealized gain (loss)	1.323	3.354	3.919	.845	4.434
Total from investment operations	1.568	3.647	4.353	1.256	4.881
Distributions from net investment income	(.239)	(.314)	(.459)	(.405)	(.437)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.378)	(.437)	(.713)	(.576)	(.651)
Net asset value, end of period	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81
Total ReturnA, B	2.72%	6.76%	8.70%	2.58%	10.74%
Ratios to Average Net Assets D, E
Expenses before reductions	1.01% F	.99% F	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.01% F	.99% F	1.00%	1.00%	1.00%
Expenses net of all reductions	1.01% F	.99% F	1.00%	1.00%	1.00%
Net investment income (loss)	.42%	.52%	.83%	.84%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 325	$ 54	$ 28	$ 32
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Income from Investment Operations
Net investment income (loss) B	.831	.851	.956	.901	.937
Net realized and unrealized gain (loss)	1.313	3.358	3.922	.849	4.438
Total from investment operations	2.144	4.209	4.878	1.750	5.375
Distributions from net investment income	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78
Total ReturnA	3.76%	7.82%	9.80%	3.62%	11.87%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,208	$ 9,774	$ 4,474	$ 3,892	$ 3,266
Portfolio turnover rate C	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Income from Investment Operations
Net investment income (loss) B	.830	.856	.957	.900	.937
Net realized and unrealized gain (loss)	1.314	3.343	3.921	.850	4.428
Total from investment operations	2.144	4.199	4.878	1.750	5.365
Distributions from net investment income	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77
Total ReturnA	3.76%	7.81%	9.80%	3.62%	11.85%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 61	$ 4	$ 3	$ 4
Portfolio turnover rate C	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	4.7	4.9
Fidelity Blue Chip Growth Fund	4.4	4.5
Fidelity Equity-Income Fund	6.7	7.0
Fidelity Large Cap Stock Fund	5.0	5.2
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series Broad Market Opportunities Fund	7.7	8.0
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	33.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	3.6	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.3	1.4
	2.6	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.3	7.2
Fidelity Total Bond Fund	22.0	21.6
	36.6	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.8	11.3
Fidelity Short-Term Bond Fund	11.8	11.2
	23.6	22.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.6%
Short-Term Funds	23.6%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 33.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	23,411	$ 478,287
Fidelity Blue Chip Growth Fund (b)	5,918	444,705
Fidelity Equity-Income Fund (b)	11,839	683,848
Fidelity Large Cap Stock Fund (b)	17,896	512,886
Fidelity Series 100 Index Fund (b)	32,178	444,705
Fidelity Series Broad Market Opportunities Fund (b)	49,598	786,629
Fidelity Series Small Cap Opportunities Fund (b)	4,930	68,181
TOTAL DOMESTIC EQUITY FUNDS		3,419,241
International Equity Funds - 3.6%
Fidelity Advisor International Discovery Fund Class I (b)	8,716	367,365
TOTAL EQUITY FUNDS (Cost $3,257,483)		3,786,606
Fixed-Income Funds - 39.2%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund (b)	13,409	131,274
Fidelity Strategic Income Fund (b)	12,349	131,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		262,548

	Shares	Value
Investment Grade Fixed-Income Funds - 36.6%
Fidelity Government Income Fund (b)	70,973	$ 745,923
Fidelity Strategic Real Return Fund (b)	84,860	745,924
Fidelity Total Bond Fund (b)	210,713	2,237,771
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,729,618
TOTAL FIXED-INCOME FUNDS (Cost $4,032,829)		3,992,166
Short-Term Funds - 23.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,198,769	1,198,769
Fidelity Short-Term Bond Fund (b)	139,554	1,198,769
TOTAL SHORT-TERM FUNDS (Cost $2,395,806)		2,397,538
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,686,118)		10,176,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(386)
NET ASSETS - 100%		$ 10,175,924
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 297,865	$ 172,003	$ 121,580	$ 2,101	$ 367,365
Fidelity Advisor Mid Cap II Fund Class I	364,312	275,982	154,375	-	478,287
Fidelity Blue Chip Growth Fund	342,422	212,819	157,746	455	444,705
Fidelity Capital & Income Fund	111,626	66,249	43,456	4,806	131,274
Fidelity Equity-Income Fund	528,460	369,161	181,292	18,905	683,848
Fidelity Government Income Fund	530,848	369,530	161,797	8,814	745,923
Fidelity Institutional Money Market Portfolio Institutional Class	804,815	618,646	224,691	1,108	1,198,769
Fidelity Large Cap Stock Fund	398,224	254,361	154,626	4,136	512,886
Fidelity Series 100 Index Fund	347,848	207,731	143,191	7,367	444,705
Fidelity Series Broad Market Opportunities Fund	603,649	385,954	227,490	2,681	786,629
Fidelity Series Small Cap Opportunities Fund	50,493	38,273	24,618	183	68,181
Fidelity Short-Term Bond Fund	803,492	617,927	222,137	9,157	1,198,769
Fidelity Strategic Income Fund	112,565	65,702	41,247	4,221	131,274
Fidelity Strategic Real Return Fund	525,221	418,510	144,682	9,975	745,924
Fidelity Total Bond Fund	1,592,669	1,131,557	472,353	51,773	2,237,771
Total	$ 7,414,509	$ 5,204,405	$ 2,475,281	$ 125,682	$ 10,176,310
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $9,686,118) - See accompanying schedule		$ 10,176,310
Receivable for investments sold		58,666
Total assets		10,234,976

Liabilities
Payable for investments purchased	$ 58,675
Distribution and service plan fees payable	377
Total liabilities		59,052

Net Assets		$ 10,175,924
Net Assets consist of:
Paid in capital		$ 9,592,489
Undistributed net investment income		2,077
Accumulated undistributed net realized gain (loss) on investments		91,166
Net unrealized appreciation (depreciation) on investments		490,192
Net Assets		$ 10,175,924

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($466,602 ÷ 7,871.30 shares)		$ 59.28

Maximum offering price per share (100/94.25 of $59.28)		$ 62.90
Class T:
Net Asset Value and redemption price per share ($333,899 ÷ 5,633.99 shares)		$ 59.27

Maximum offering price per share (100/96.50 of $59.27)		$ 61.42

Class C:
Net Asset Value and offering price per share ($168,424 ÷ 2,851.15 shares)A		$ 59.07

Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($9,139,441 ÷ 154,182.69 shares)		$ 59.28

Class I:
Net Asset Value, offering price and redemption price per share ($67,558 ÷ 1,139.82 shares)		$ 59.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 125,682

Expenses
Distribution and service plan fees	$ 3,565
Independent trustees' compensation	36
Total expenses before reductions	3,601
Expense reductions	(36)	3,565
Net investment income (loss)		122,117
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,350)
Capital gain distributions from underlying funds	182,256
Total net realized gain (loss)		174,906
Change in net unrealized appreciation (depreciation) on underlying funds		40,024
Net gain (loss)		214,930
Net increase (decrease) in net assets resulting from operations		$ 337,047

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,117	$ 78,566
Net realized gain (loss)	174,906	80,405
Change in net unrealized appreciation (depreciation)	40,024	254,535
Net increase (decrease) in net assets resulting from operations	337,047	413,506
Distributions to shareholders from net investment income	(121,535)	(77,576)
Distributions to shareholders from net realized gain	(88,369)	(28,499)
Total distributions	(209,904)	(106,075)
Share transactions - net increase (decrease)	2,634,529	4,244,822
Total increase (decrease) in net assets	2,761,672	4,552,253

Net Assets
Beginning of period	7,414,252	2,861,999
End of period (including undistributed net investment income of $2,077 and undistributed net investment income of $1,495, respectively)	$ 10,175,924	$ 7,414,252

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Income from Investment Operations
Net investment income (loss) C	.718	.718	.840	.821	.809
Net realized and unrealized gain (loss)	1.623	3.808	4.571	.771	4.667
Total from investment operations	2.341	4.526	5.411	1.592	5.476
Distributions from net investment income	(.704)	(.677)	(.900)	(.794)	(.819)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.341)	(1.016)	(1.121)	(.962)	(1.036)
Net asset value, end of period	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85
Total ReturnA, B	4.06%	8.32%	10.86%	3.29%	12.13%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.27%	1.59%	1.68%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 220	$ 424	$ 213	$ 187
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Income from Investment Operations
Net investment income (loss) C	.572	.579	.706	.699	.685
Net realized and unrealized gain (loss)	1.631	3.796	4.576	.769	4.672
Total from investment operations	2.203	4.375	5.282	1.468	5.357
Distributions from net investment income	(.566)	(.546)	(.771)	(.680)	(.690)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.203)	(.885)	(.992)	(.848)	(.907)
Net asset value, end of period	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87
Total ReturnA, B	3.82%	8.04%	10.59%	3.03%	11.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.02%	1.34%	1.43%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334	$ 190	$ 190	$ 175	$ 40
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Income from Investment Operations
Net investment income (loss) C	.276	.295	.444	.454	.443
Net realized and unrealized gain (loss)	1.618	3.791	4.564	.761	4.668
Total from investment operations	1.894	4.086	5.008	1.215	5.111
Distributions from net investment income	(.297)	(.297)	(.557)	(.437)	(.454)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(.934)	(.636)	(.778)	(.605)	(.671)
Net asset value, end of period	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82
Total ReturnA, B	3.29%	7.51%	10.03%	2.50%	11.30%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.52%	.84%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168	$ 156	$ 113	$ 170	$ 172
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) B	.866	.866	.969	.942	.933
Net realized and unrealized gain (loss)	1.628	3.805	4.563	.775	4.668
Total from investment operations	2.494	4.671	5.532	1.717	5.601
Distributions from net investment income	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86
Total ReturnA	4.33%	8.60%	11.12%	3.55%	12.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,139	$ 6,818	$ 2,108	$ 1,521	$ 1,463
Portfolio turnover rate C	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) B	.864	.863	.969	.944	.930
Net realized and unrealized gain (loss)	1.630	3.798	4.573	.763	4.671
Total from investment operations	2.494	4.661	5.542	1.707	5.601
Distributions from net investment income	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86
Total ReturnA	4.33%	8.58%	11.14%	3.53%	12.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68	$ 30	$ 27	$ 25	$ 28
Portfolio turnover rate C	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.3	5.4
Fidelity Blue Chip Growth Fund	4.9	5.0
Fidelity Equity-Income Fund	7.6	7.8
Fidelity Large Cap Stock Fund	5.7	5.8
Fidelity Series 100 Index Fund	4.9	5.0
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	4.5	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.7
Fidelity Strategic Income Fund	1.7	1.8
	3.4	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.7
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.6	20.3
	34.3	33.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	10.0	9.6
	19.9	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Class I (b)	19,020	$ 388,572
Fidelity Blue Chip Growth Fund (b)	4,800	360,712
Fidelity Equity-Income Fund (b)	9,609	554,998
Fidelity Large Cap Stock Fund (b)	14,530	416,432
Fidelity Series 100 Index Fund (b)	26,101	360,712
Fidelity Series Broad Market Opportunities Fund (b)	40,263	638,577
Fidelity Series Small Cap Opportunities Fund (b)	4,029	55,720
TOTAL DOMESTIC EQUITY FUNDS		2,775,723
International Equity Funds - 4.5%
Fidelity Advisor International Discovery Fund Class I (b)	7,897	332,852
TOTAL EQUITY FUNDS (Cost $2,694,378)		3,108,575
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund (b)	12,581	123,170
Fidelity Strategic Income Fund (b)	11,587	123,170
TOTAL HIGH YIELD FIXED-INCOME FUNDS		246,340

	Shares	Value
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Government Income Fund (b)	47,924	$ 503,677
Fidelity Strategic Real Return Fund (b)	57,301	503,677
Fidelity Total Bond Fund (b)	142,213	1,510,297
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,517,651
TOTAL FIXED-INCOME FUNDS (Cost $2,796,948)		2,763,991
Short-Term Funds - 19.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	729,489	729,489
Fidelity Short-Term Bond Fund (b)	84,923	729,489
TOTAL SHORT-TERM FUNDS (Cost $1,457,843)		1,458,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,949,169)		7,331,544
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379)
NET ASSETS - 100%		$ 7,331,165
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 210,994	$ 221,590	$ 121,584	$ 1,736	$ 332,852
Fidelity Advisor Mid Cap II Fund Class I	232,405	293,262	135,533	-	388,572
Fidelity Blue Chip Growth Fund	218,622	237,219	134,574	307	360,712
Fidelity Capital & Income Fund	79,097	84,646	38,195	4,234	123,170
Fidelity Equity-Income Fund	337,591	406,545	164,783	14,600	554,998
Fidelity Government Income Fund	290,332	339,493	130,282	5,759	503,677
Fidelity Institutional Money Market Portfolio Institutional Class	403,677	490,002	164,190	669	729,489
Fidelity Large Cap Stock Fund	254,270	288,550	138,173	3,229	416,432
Fidelity Series 100 Index Fund	222,168	240,202	126,355	5,313	360,712
Fidelity Series Broad Market Opportunities Fund	384,827	436,588	204,219	1,974	638,577
Fidelity Series Small Cap Opportunities Fund	32,194	40,808	21,068	129	55,720
Fidelity Short-Term Bond Fund	403,012	493,210	166,505	5,486	729,489
Fidelity Strategic Income Fund	79,769	84,355	36,261	3,717	123,170
Fidelity Strategic Real Return Fund	287,224	367,316	117,609	6,107	503,677
Fidelity Total Bond Fund	869,392	1,026,501	375,486	34,022	1,510,297
Total	$ 4,305,574	$ 5,050,287	$ 2,074,817	$ 87,282	$ 7,331,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $6,949,169) - See accompanying schedule		$ 7,331,544
Receivable for investments sold		29,226
Receivable for fund shares sold		20,000
Total assets		7,380,770

Liabilities
Payable for investments purchased	$ 48,729
Payable for fund shares redeemed	502
Distribution and service plan fees payable	374
Total liabilities		49,605

Net Assets		$ 7,331,165
Net Assets consist of:
Paid in capital		$ 6,980,921
Undistributed net investment income		1,392
Accumulated undistributed net realized gain (loss) on investments		(33,523)
Net unrealized appreciation (depreciation) on investments		382,375
Net Assets		$ 7,331,165

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($727,009 ÷ 12,002.58 shares)		$ 60.57

Maximum offering price per share (100/94.25 of $60.57)		$ 64.27
Class T:
Net Asset Value and redemption price per share ($327,611 ÷ 5,405.23 shares)		$ 60.61

Maximum offering price per share (100/96.50 of $60.61)		$ 62.81

Class C:
Net Asset Value and offering price per share ($85,664 ÷ 1,418.20 shares)A		$ 60.40

Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($6,159,655 ÷ 101,672.69 shares)		$ 60.58

Class I:
Net Asset Value, offering price and redemption price per share ($31,226 ÷ 515.42 shares)		$ 60.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 87,282

Expenses
Distribution and service plan fees	$ 3,336
Independent trustees' compensation	24
Total expenses before reductions	3,360
Expense reductions	(24)	3,336
Net investment income (loss)		83,946
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,951)
Capital gain distributions from underlying funds	134,260
Total net realized gain (loss)		126,309
Change in net unrealized appreciation (depreciation) on underlying funds		58,449
Net gain (loss)		184,758
Net increase (decrease) in net assets resulting from operations		$ 268,704

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,946	$ 51,781
Net realized gain (loss)	126,309	53,276
Change in net unrealized appreciation (depreciation)	58,449	183,459
Net increase (decrease) in net assets resulting from operations	268,704	288,516
Distributions to shareholders from net investment income	(83,375)	(51,362)
Distributions to shareholders from net realized gain	(13,020)	(8,328)
Total distributions	(96,395)	(59,690)
Share transactions - net increase (decrease)	2,853,441	1,928,159
Total increase (decrease) in net assets	3,025,750	2,156,985

Net Assets
Beginning of period	4,305,415	2,148,430
End of period (including undistributed net investment income of $1,392 and undistributed net investment income of $821, respectively)	$ 7,331,165	$ 4,305,415

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Income from Investment Operations
Net investment income (loss) C	.724	.735	.906	.793	.750
Net realized and unrealized gain (loss)	1.910	4.084	4.920	.712	4.846
Total from investment operations	2.634	4.819	5.826	1.505	5.596
Distributions from net investment income	(.698)	(.708)	(.879)	(.789)	(.796)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.844)	(.849)	(1.106)	(.945)	(.996)
Net asset value, end of period	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53
Total ReturnA, B	4.50%	8.84%	11.79%	3.13%	12.52%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.21%	1.28%	1.73%	1.64%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 727	$ 526	$ 304	$ 139	$ 108
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) C	.574	.587	.781	.668	.630
Net realized and unrealized gain (loss)	1.910	4.098	4.911	.713	4.851
Total from investment operations	2.484	4.685	5.692	1.381	5.481
Distributions from net investment income	(.558)	(.534)	(.725)	(.675)	(.671)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.704)	(.675)	(.952)	(.831)	(.871)
Net asset value, end of period	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53
Total ReturnA, B	4.24%	8.58%	11.50%	2.87%	12.26%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.96%	1.03%	1.48%	1.39%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328	$ 39	$ 85	$ 298	$ 130
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Income from Investment Operations
Net investment income (loss) C	.278	.303	.508	.430	.387
Net realized and unrealized gain (loss)	1.899	4.086	4.915	.730	4.848
Total from investment operations	2.177	4.389	5.423	1.160	5.235
Distributions from net investment income	(.321)	(.318)	(.556)	(.374)	(.435)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.467)	(.459)	(.783)	(.530)	(.635)
Net asset value, end of period	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49
Total ReturnA, B	3.72%	8.04%	10.93%	2.40%	11.70%
Ratios to Average Net Assets D, E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.53%	.97%	.89%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 33	$ 31	$ 9	$ 184
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) B	.874	.878	1.040	.913	.878
Net realized and unrealized gain (loss)	1.909	4.094	4.914	.711	4.844
Total from investment operations	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnA	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,160	$ 3,677	$ 1,702	$ 1,309	$ 1,666
Portfolio turnover rate C	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) B	.875	.877	1.039	.912	.870
Net realized and unrealized gain (loss)	1.908	4.095	4.915	.712	4.852
Total from investment operations	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnA	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 30	$ 27	$ 24	$ 27
Portfolio turnover rate C	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.7	5.8
Fidelity Blue Chip Growth Fund	5.3	5.3
Fidelity Equity-Income Fund	8.1	8.2
Fidelity Large Cap Stock Fund	6.1	6.2
Fidelity Series 100 Index Fund	5.3	5.4
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.7	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	5.4	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.4
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.5	19.4
	32.5	32.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.4
Fidelity Short-Term Bond Fund	8.8	8.5
	17.5	16.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 46.1%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity Advisor Mid Cap II Fund Class I (b)	77,550	$ 1,584,355
Fidelity Blue Chip Growth Fund (b)	19,566	1,470,393
Fidelity Equity-Income Fund (b)	39,172	2,262,570
Fidelity Large Cap Stock Fund (b)	59,160	1,695,538
Fidelity Series 100 Index Fund (b)	106,396	1,470,393
Fidelity Series Broad Market Opportunities Fund (b)	164,040	2,601,678
Fidelity Series Small Cap Opportunities Fund (b)	16,279	225,145
TOTAL DOMESTIC EQUITY FUNDS		11,310,072
International Equity Funds - 5.4%
Fidelity Advisor International Discovery Fund Class I (b)	35,610	1,500,968
TOTAL EQUITY FUNDS (Cost $11,186,839)		12,811,040
Fixed-Income Funds - 36.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (b)	55,648	544,796
Fidelity Strategic Income Fund (b)	51,251	544,796
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,089,592

	Shares	Value
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund (b)	171,905	$ 1,806,721
Fidelity Strategic Real Return Fund (b)	205,543	1,806,721
Fidelity Total Bond Fund (b)	510,635	5,422,944
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,036,386
TOTAL FIXED-INCOME FUNDS (Cost $10,257,965)		10,125,978
Short-Term Funds - 17.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,429,345	2,429,345
Fidelity Short-Term Bond Fund (b)	282,811	2,429,345
TOTAL SHORT-TERM FUNDS (Cost $4,852,484)		4,858,690
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $26,297,288)		27,795,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(485)
NET ASSETS - 100%		$ 27,795,223
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,306,846	$ 576,129	$ 468,121	$ 9,771	$ 1,500,968
Fidelity Advisor Mid Cap II Fund Class I	1,308,725	798,235	493,667	-	1,584,355
Fidelity Blue Chip Growth Fund	1,228,892	569,858	499,742	1,634	1,470,393
Fidelity Capital & Income Fund	474,251	220,592	136,814	20,664	544,796
Fidelity Equity-Income Fund	1,898,967	1,039,654	562,800	66,775	2,262,570
Fidelity Government Income Fund	1,475,362	744,248	434,745	23,587	1,806,721
Fidelity Institutional Money Market Portfolio Institutional Class	1,928,320	998,914	497,889	2,467	2,429,345
Fidelity Large Cap Stock Fund	1,430,243	702,471	496,964	14,871	1,695,538
Fidelity Series 100 Index Fund	1,247,581	554,208	448,775	27,023	1,470,393
Fidelity Series Broad Market Opportunities Fund	2,166,880	1,064,402	721,030	10,037	2,601,678
Fidelity Series Small Cap Opportunities Fund	182,716	104,086	77,016	671	225,145
Fidelity Short-Term Bond Fund	1,925,259	1,007,781	503,378	20,563	2,429,345
Fidelity Strategic Income Fund	478,222	218,899	127,711	18,151	544,796
Fidelity Strategic Real Return Fund	1,460,077	849,485	364,823	26,759	1,806,721
Fidelity Total Bond Fund	4,417,893	2,277,063	1,242,757	138,338	5,422,944
Total	$ 22,930,234	$ 11,726,025	$ 7,076,232	$ 381,311	$ 27,795,708
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $26,297,288) - See accompanying schedule		$ 27,795,708
Cash		2
Receivable for investments sold		89,835
Receivable for fund shares sold		112,300
Total assets		27,997,845

Liabilities
Payable for investments purchased	$ 202,155
Distribution and service plan fees payable	467
Total liabilities		202,622

Net Assets		$ 27,795,223
Net Assets consist of:
Paid in capital		$ 26,044,456
Undistributed net investment income		5,586
Accumulated undistributed net realized gain (loss) on investments		246,761
Net unrealized appreciation (depreciation) on investments		1,498,420
Net Assets		$ 27,795,223
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($831,908 ÷ 13,480.0 shares)		$ 61.71

Maximum offering price per share (100/94.25 of $61.71)		$ 65.47
Class T:
Net Asset Value and redemption price per share ($465,740 ÷ 7,547.3 shares)		$ 61.71

Maximum offering price per share (100/96.50 of $61.71)		$ 63.95

Class C:
Net Asset Value and offering price per share ($176,958 ÷ 2,876.2 shares)A		$ 61.52

Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($26,020,423 ÷ 421,633.6 shares)		$ 61.71

Class I:
Net Asset Value, offering price and redemption price per share ($300,194 ÷ 4,864.4 shares)		$ 61.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 381,311

Expenses
Distribution and service plan fees	$ 4,734
Independent trustees' compensation	107
Total expenses before reductions	4,841
Expense reductions	(107)	4,734
Net investment income (loss)		376,577
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,440)
Capital gain distributions from underlying funds	667,665
Total net realized gain (loss)		652,225
Change in net unrealized appreciation (depreciation) on underlying funds		231,116
Net gain (loss)		883,341
Net increase (decrease) in net assets resulting from operations		$ 1,259,918

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 376,577	$ 183,174
Net realized gain (loss)	652,225	216,043
Change in net unrealized appreciation (depreciation)	231,116	560,204
Net increase (decrease) in net assets resulting from operations	1,259,918	959,421
Distributions to shareholders from net investment income	(375,378)	(180,281)
Distributions to shareholders from net realized gain	(62,223)	(25,118)
Total distributions	(437,601)	(205,399)
Share transactions - net increase (decrease)	4,041,930	14,133,535
Total increase (decrease) in net assets	4,864,247	14,887,557

Net Assets
Beginning of period	22,930,976	8,043,419
End of period (including undistributed net investment income of $5,586 and undistributed net investment income of $4,387, respectively)	$ 27,795,223	$ 22,930,976

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Income from Investment Operations
Net investment income (loss) C	.758	.733	.868	.792	.802
Net realized and unrealized gain (loss)	2.089	4.363	5.348	.666	4.972
Total from investment operations	2.847	5.096	6.216	1.458	5.774
Distributions from net investment income	(.749)	(.713)	(.879)	(.794)	(.815)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.897)	(.876)	(1.106)	(.948)	(1.024)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92
Total ReturnA, B	4.79%	9.23%	12.49%	3.02%	12.85%
Ratios to Average Net AssetsD, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.25%	1.64%	1.63%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 832	$ 699	$ 122	$ 133	$ 133
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Income from Investment Operations
Net investment income (loss) C	.604	.580	.738	.672	.682
Net realized and unrealized gain (loss)	2.087	4.379	5.346	.678	4.975
Total from investment operations	2.691	4.959	6.084	1.350	5.657
Distributions from net investment income	(.603)	(.576)	(.767)	(.676)	(.668)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.751)	(.739)	(.994)	(.830)	(.877)
Net asset value, end of period	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94
Total ReturnA, B	4.52%	8.97%	12.21%	2.79%	12.57%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.00%	1.39%	1.38%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 338	$ 326	$ 128	$ 130
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.296	.293	.471	.427	.438
Net realized and unrealized gain (loss)	2.081	4.369	5.346	.662	4.974
Total from investment operations	2.377	4.662	5.817	1.089	5.412
Distributions from net investment income	(.359)	(.339)	(.540)	(.435)	(.453)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.507)	(.502)	(.767)	(.589)	(.662)
Net asset value, end of period	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94
Total ReturnA, B	4.00%	8.43%	11.65%	2.24%	12.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.50%	.89%	.88%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 37	$ 18	$ 33	$ 49
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) B	0.910	.874	1.003	.914	.925
Net realized and unrealized gain (loss)	2.088	4.376	5.340	.680	4.965
Total from investment operations	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnA	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,020	$ 21,766	$ 7,494	$ 5,405	$ 5,783
Portfolio turnover rate C	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) B	.906	.871	1.011	.916	.923
Net realized and unrealized gain (loss)	2.092	4.379	5.332	.678	4.967
Total from investment operations	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnA	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 91	$ 83	$ 24	$ 27
Portfolio turnover rate C	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.0	6.0
Fidelity Blue Chip Growth Fund	5.5	5.6
Fidelity Equity-Income Fund	8.5	8.6
Fidelity Large Cap Stock Fund	6.4	6.4
Fidelity Series 100 Index Fund	5.5	5.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.6	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.2	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.2	2.2
	4.3	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.5	18.4
	30.9	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.0	7.8
	16.0	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 48.8%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	51,818	$ 1,058,644
Fidelity Blue Chip Growth Fund (b)	13,071	982,265
Fidelity Equity-Income Fund (b)	26,170	1,511,587
Fidelity Large Cap Stock Fund (b)	39,541	1,133,246
Fidelity Series 100 Index Fund (b)	71,076	982,265
Fidelity Series Broad Market Opportunities Fund (b)	109,644	1,738,947
Fidelity Series Small Cap Opportunities Fund (b)	10,917	150,981
TOTAL DOMESTIC EQUITY FUNDS		7,557,935
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Class I (b)	26,127	1,101,274
TOTAL EQUITY FUNDS (Cost $7,272,460)		8,659,209
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	39,190	383,670
Fidelity Strategic Income Fund (b)	36,093	383,670
TOTAL HIGH YIELD FIXED-INCOME FUNDS		767,340

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund (b)	104,614	$ 1,099,498
Fidelity Strategic Real Return Fund (b)	125,085	1,099,498
Fidelity Total Bond Fund (b)	310,258	3,294,939
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,493,935
TOTAL FIXED-INCOME FUNDS (Cost $6,304,130)		6,261,275
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,420,999	1,420,999
Fidelity Short-Term Bond Fund (b)	165,425	1,420,999
TOTAL SHORT-TERM FUNDS (Cost $2,836,817)		2,841,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,413,407)		17,762,482
NET OTHER ASSETS (LIABILITIES) - 0.0%		(365)
NET ASSETS - 100%		$ 17,762,117
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,026,963	$ 339,660	$ 330,339	$ 7,199	$ 1,101,274
Fidelity Advisor Mid Cap II Fund Class I	939,878	442,596	306,131	-	1,058,644
Fidelity Blue Chip Growth Fund	883,698	309,633	328,200	1,099	982,265
Fidelity Capital & Income Fund	357,000	121,625	85,368	14,899	383,670
Fidelity Equity-Income Fund	1,364,041	591,824	366,330	45,851	1,511,587
Fidelity Government Income Fund	976,553	357,198	246,994	14,765	1,099,498
Fidelity Institutional Money Market Portfolio Institutional Class	1,227,131	486,484	292,617	1,500	1,420,999
Fidelity Large Cap Stock Fund	1,027,000	383,839	317,839	10,234	1,133,246
Fidelity Series 100 Index Fund	898,054	301,618	297,475	18,035	982,265
Fidelity Series Broad Market Opportunities Fund	1,556,146	579,002	459,215	6,776	1,738,947
Fidelity Series Small Cap Opportunities Fund	130,853	59,280	49,836	452	150,981
Fidelity Short-Term Bond Fund	1,225,107	483,930	287,724	12,480	1,420,999
Fidelity Strategic Income Fund	360,037	124,415	83,022	13,076	383,670
Fidelity Strategic Real Return Fund	966,081	429,894	210,125	16,407	1,099,498
Fidelity Total Bond Fund	2,927,151	1,090,231	701,304	86,591	3,294,939
Total	$ 15,865,693	$ 6,101,229	$ 4,362,519	$ 249,364	$ 17,762,482
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $16,413,407) - See accompanying schedule		$ 17,762,482
Cash		1
Receivable for investments sold		81,764
Total assets		17,844,247

Liabilities
Payable for investments purchased	$ 81,775
Distribution and service plan fees payable	355
Total liabilities		82,130

Net Assets		$ 17,762,117
Net Assets consist of:
Paid in capital		$ 16,137,299
Undistributed net investment income		3,436
Accumulated undistributed net realized gain (loss) on investments		272,307
Net unrealized appreciation (depreciation) on investments		1,349,075
Net Assets		$ 17,762,117

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($285,257 ÷ 4,651.05 shares)		$ 61.33

Maximum offering price per share (100/94.25 of $61.33)		$ 65.07
Class T:
Net Asset Value and redemption price per share ($21,301 ÷ 346.68 shares)		$ 61.44

Maximum offering price per share (100/96.50 of $61.44)		$ 63.67

Class C:
Net Asset Value and offering price per share ($345,279 ÷ 5,654.85 shares)A		$ 61.06

Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($17,078,537 ÷ 278,449.96 shares)		$ 61.33

Class I:
Net Asset Value, offering price and redemption price per share ($31,743 ÷ 517.54 shares)		$ 61.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 249,364

Expenses
Distribution and service plan fees	$ 4,308
Independent trustees' compensation	72
Total expenses before reductions	4,380
Expense reductions	(72)	4,308
Net investment income (loss)		245,056
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,754
Capital gain distributions from underlying funds	452,564
Total net realized gain (loss)		456,318
Change in net unrealized appreciation (depreciation) on underlying funds		154,320
Net gain (loss)		610,638
Net increase (decrease) in net assets resulting from operations		$ 855,694

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 245,056	$ 176,350
Net realized gain (loss)	456,318	187,597
Change in net unrealized appreciation (depreciation)	154,320	629,689
Net increase (decrease) in net assets resulting from operations	855,694	993,636
Distributions to shareholders from net investment income	(244,639)	(174,314)
Distributions to shareholders from net realized gain	(191,237)	(29,274)
Total distributions	(435,876)	(203,588)
Share transactions - net increase (decrease)	1,476,925	9,175,334
Total increase (decrease) in net assets	1,896,743	9,965,382

Net Assets
Beginning of period	15,865,374	5,899,992
End of period (including undistributed net investment income of $3,436 and undistributed net investment income of $3,019, respectively)	$ 17,762,117	$ 15,865,374

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Income from Investment Operations
Net investment income (loss) C	.747	.740	.886	.815	.791
Net realized and unrealized gain (loss)	2.210	4.505	5.568	.598	5.066
Total from investment operations	2.957	5.245	6.454	1.413	5.857
Distributions from net investment income	(.746)	(.700)	(.896)	(.796)	(.801)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.467)	(.855)	(1.124)	(.943)	(.977)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65
Total ReturnA, B	5.00%	9.51%	13.06%	2.94%	13.15%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.27%	1.67%	1.68%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285	$ 257	$ 145	$ 86	$ 72
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Income from Investment Operations
Net investment income (loss) C	.600	.597	.745	.715	.655
Net realized and unrealized gain (loss)	2.211	4.507	5.590	.598	5.076
Total from investment operations	2.811	5.104	6.335	1.313	5.731
Distributions from net investment income	(.600)	(.549)	(.757)	(.636)	(.665)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.321)	(.704)	(.985)	(.783)	(.841)
Net asset value, end of period	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67
Total ReturnA, B	4.74%	9.23%	12.78%	2.72%	12.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.51% F	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.51% F	.46%	.50%
Expenses net of all reductions	.50%	.50%	.51% F	.46%	.50%
Net investment income (loss)	.99%	1.03%	1.41%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 17	$ 15	$ 13	$ 15
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Income from Investment Operations
Net investment income (loss) C	.291	.303	.486	.451	.428
Net realized and unrealized gain (loss)	2.202	4.486	5.561	.604	5.060
Total from investment operations	2.493	4.789	6.047	1.055	5.488
Distributions from net investment income	(.352)	(.324)	(.559)	(.448)	(.452)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.073)	(.479)	(.787)	(.595)	(.628)
Net asset value, end of period	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61
Total ReturnA, B	4.22%	8.68%	12.21%	2.19%	12.30%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.52%	.92%	.93%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 345	$ 353	$ 315	$ 312	$ 270
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Income from Investment Operations
Net investment income (loss) B	.900	.888	1.015	.935	.917
Net realized and unrealized gain (loss)	2.209	4.502	5.567	.608	5.062
Total from investment operations	3.109	5.390	6.582	1.543	5.979
Distributions from net investment income	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnA	5.27%	9.78%	13.33%	3.22%	13.43%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,079	$ 15,175	$ 5,367	$ 3,558	$ 3,962
Portfolio turnover rate C	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Income from Investment Operations
Net investment income (loss) B	.902	.885	1.020	.936	.911
Net realized and unrealized gain (loss)	2.207	4.505	5.562	.607	5.058
Total from investment operations	3.109	5.390	6.582	1.543	5.969
Distributions from net investment income	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnA	5.26%	9.78%	13.33%	3.22%	13.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 63	$ 57	$ 24	$ 27
Portfolio turnover rate C	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.1	6.2
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.8	8.9
Fidelity Large Cap Stock Fund	6.6	6.6
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.9	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.9	17.8
	29.9	29.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity Advisor Mid Cap II Fund Class I (b)	25,730	$ 525,662
Fidelity Blue Chip Growth Fund (b)	6,494	488,054
Fidelity Equity-Income Fund (b)	13,007	751,312
Fidelity Large Cap Stock Fund (b)	19,654	563,270
Fidelity Series 100 Index Fund (b)	35,315	488,054
Fidelity Series Broad Market Opportunities Fund (b)	54,485	864,137
Fidelity Series Small Cap Opportunities Fund (b)	5,439	75,217
TOTAL DOMESTIC EQUITY FUNDS		3,755,706
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Class I (b)	14,154	596,605
TOTAL EQUITY FUNDS (Cost $3,423,314)		4,352,311
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	20,255	198,299
Fidelity Strategic Income Fund (b)	18,655	198,299
TOTAL HIGH YIELD FIXED-INCOME FUNDS		396,598

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (b)	48,552	$ 510,277
Fidelity Strategic Real Return Fund (b)	58,052	510,277
Fidelity Total Bond Fund (b)	144,226	1,531,683
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,552,237
TOTAL FIXED-INCOME FUNDS (Cost $2,996,740)		2,948,835
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	623,102	623,102
Fidelity Short-Term Bond Fund (b)	72,538	623,102
TOTAL SHORT-TERM FUNDS (Cost $1,244,173)		1,246,204
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,664,227)		8,547,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(245)
NET ASSETS - 100%		$ 8,547,105

Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 583,182	$ 199,852	$ 222,872	$ 4,121	$ 596,605
Fidelity Advisor Mid Cap II Fund Class I	490,780	239,126	194,384	-	525,662
Fidelity Blue Chip Growth Fund	460,847	160,154	194,040	580	488,054
Fidelity Capital & Income Fund	193,429	69,964	60,016	8,009	198,299
Fidelity Equity-Income Fund	712,030	307,671	228,537	23,577	751,312
Fidelity Government Income Fund	482,104	183,012	160,928	7,204	510,277
Fidelity Institutional Money Market Portfolio Institutional Class	565,193	228,253	170,344	684	623,102
Fidelity Large Cap Stock Fund	536,114	200,310	194,743	5,309	563,270
Fidelity Series 100 Index Fund	468,251	155,335	177,203	9,882	488,054
Fidelity Series Broad Market Opportunities Fund	811,929	304,680	284,992	3,597	864,137
Fidelity Series Small Cap Opportunities Fund	68,015	32,482	30,837	240	75,217
Fidelity Short-Term Bond Fund	564,256	231,705	172,672	5,699	623,102
Fidelity Strategic Income Fund	195,065	70,741	57,820	7,031	198,299
Fidelity Strategic Real Return Fund	476,961	215,677	140,136	8,084	510,277
Fidelity Total Bond Fund	1,445,928	551,750	455,450	45,108	1,531,683
Total	$ 8,054,084	$ 3,150,712	$ 2,744,974	$ 129,125	$ 8,547,350

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $7,664,227) - See accompanying schedule		$ 8,547,350
Receivable for investments sold		40,261
Total assets		8,587,611

Liabilities
Payable for investments purchased	$ 39,412
Payable for fund shares redeemed	862
Distribution and service plan fees payable	232
Total liabilities		40,506

Net Assets		$ 8,547,105
Net Assets consist of:
Paid in capital		$ 7,517,978
Undistributed net investment income		1,604
Accumulated undistributed net realized gain (loss) on investments		144,400
Net unrealized appreciation (depreciation) on investments		883,123
Net Assets		$ 8,547,105

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($427,172 ÷ 7,299.82 shares)		$ 58.52

Maximum offering price per share (100/94.25 of $58.52)		$ 62.09
Class T:
Net Asset Value and redemption price per share ($66,818 ÷ 1,141.15 shares)		$ 58.55

Maximum offering price per share (100/96.50 of $58.55)		$ 60.67
Class C:
Net Asset Value and offering price per share ($137,054 ÷ 2,348.66 shares)A		$ 58.35

Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($7,857,829 ÷ 134,243.72 shares)		$ 58.53

Class I:
Net Asset Value, offering price and redemption price per share ($58,232 ÷ 994.84 shares)		$ 58.53
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 129,125

Expenses
Distribution and service plan fees	$ 2,416
Independent trustees' compensation	37
Total expenses before reductions	2,453
Expense reductions	(37)	2,416
Net investment income (loss)		126,709
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,254
Capital gain distributions from underlying funds	238,096
Total net realized gain (loss)		249,350
Change in net unrealized appreciation (depreciation) on underlying funds		76,270
Net gain (loss)		325,620
Net increase (decrease) in net assets resulting from operations		$ 452,329

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,709	$ 103,978
Net realized gain (loss)	249,350	131,313
Change in net unrealized appreciation (depreciation)	76,270	393,242
Net increase (decrease) in net assets resulting from operations	452,329	628,533
Distributions to shareholders from net investment income	(126,659)	(103,188)
Distributions to shareholders from net realized gain	(56,924)	(75,104)
Total distributions	(183,583)	(178,292)
Share transactions - net increase (decrease)	224,455	2,842,028
Total increase (decrease) in net assets	493,201	3,292,269

Net Assets
Beginning of period	8,053,904	4,761,635
End of period (including undistributed net investment income of $1,604 and undistributed net investment income of $1,555, respectively)	$ 8,547,105	$ 8,053,904

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Income from Investment Operations
Net investment income (loss) C	0.738	.718	.906	.717	.796
Net realized and unrealized gain (loss)	2.196	4.379	5.480	.618	5.086
Total from investment operations	2.934	5.097	6.386	1.335	5.882
Distributions from net investment income	(.740)	(.704)	(.852)	(.770)	(.812)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.134)	(1.417)	(1.256)	(2.495)	(1.002)
Net asset value, end of period	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07
Total ReturnA, B	5.22%	9.76%	13.55%	2.85%	13.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.37%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.30%	1.80%	1.51%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427	$ 267	$ 229	$ 217	$ 214
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Income from Investment Operations
Net investment income (loss) C	0.592	.581	.781	.599	.676
Net realized and unrealized gain (loss)	2.190	4.386	5.484	.599	5.107
Total from investment operations	2.782	4.967	6.265	1.198	5.783
Distributions from net investment income	(.598)	(.574)	(.721)	(.633)	(.693)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(.992)	(1.287)	(1.125)	(2.358)	(.883)
Net asset value, end of period	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10
Total ReturnA, B	4.94%	9.50%	13.27%	2.55%	13.14%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.62%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.05%	1.55%	1.26%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 36	$ 27	$ 24	$ 27
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Income from Investment Operations
Net investment income (loss) C	0.303	.305	.529	.358	.434
Net realized and unrealized gain (loss)	2.182	4.382	5.469	.615	5.102
Total from investment operations	2.485	4.687	5.998	.973	5.536
Distributions from net investment income	(.361)	(.344)	(.534)	(.438)	(.446)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(.755)	(1.057)	(.938)	(2.163)	(.636)
Net asset value, end of period	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12
Total ReturnA, B	4.42%	8.96%	12.68%	2.07%	12.55%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.12%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.55%	1.05%	.76%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 122	$ 69	$ 52	$ 22
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) B	0.882	.856	1.033	.836	.918
Net realized and unrealized gain (loss)	2.192	4.380	5.479	.618	5.095
Total from investment operations	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnA	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.12%	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,858	$ 7,608	$ 4,418	$ 2,991	$ 1,297
Portfolio turnover rate C	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) B	0.880	.856	1.032	.835	.904
Net realized and unrealized gain (loss)	2.194	4.380	5.480	.619	5.109
Total from investment operations	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnA	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.12%	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 21	$ 19	$ 17	$ 19
Portfolio turnover rate C	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.3	6.3
Fidelity Blue Chip Growth Fund	5.8	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.7	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.1
	29.0	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.7	6.6
Fidelity Short-Term Bond Fund	6.7	6.7
	13.4	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	28,937	$ 591,182
Fidelity Blue Chip Growth Fund (b)	7,305	548,955
Fidelity Equity-Income Fund (b)	14,605	843,607
Fidelity Large Cap Stock Fund (b)	22,101	633,409
Fidelity Series 100 Index Fund (b)	39,722	548,955
Fidelity Series Broad Market Opportunities Fund (b)	61,178	970,289
Fidelity Series Small Cap Opportunities Fund (b)	6,107	84,455
TOTAL DOMESTIC EQUITY FUNDS		4,220,852
International Equity Funds - 7.7%
Fidelity Advisor International Discovery Fund Class I (b)	17,276	728,186
TOTAL EQUITY FUNDS (Cost $3,993,678)		4,949,038
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	23,579	230,842
Fidelity Strategic Income Fund (b)	21,716	230,842
TOTAL HIGH YIELD FIXED-INCOME FUNDS		461,684

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund (b)	51,696	$ 543,324
Fidelity Strategic Real Return Fund (b)	61,812	543,324
Fidelity Total Bond Fund (b)	153,393	1,629,034
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,715,682
TOTAL FIXED-INCOME FUNDS (Cost $3,176,376)		3,177,366
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	628,717	628,717
Fidelity Short-Term Bond Fund (b)	73,192	628,717
TOTAL SHORT-TERM FUNDS (Cost $1,253,123)		1,257,434
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,423,177)		9,383,838
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209)
NET ASSETS - 100%		$ 9,383,629
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 705,091	$ 182,258	$ 201,452	$ 5,165	$ 728,186
Fidelity Advisor Mid Cap II Fund Class I	547,182	229,357	171,085	-	591,182
Fidelity Blue Chip Growth Fund	514,535	140,977	174,854	672	548,955
Fidelity Capital & Income Fund	222,186	63,159	48,486	9,411	230,842
Fidelity Equity-Income Fund	794,671	282,544	186,184	26,880	843,607
Fidelity Government Income Fund	506,842	151,446	122,450	7,738	543,324
Fidelity Institutional Money Market Portfolio Institutional Class	583,337	175,784	130,404	707	628,717
Fidelity Large Cap Stock Fund	598,743	176,673	165,710	6,014	633,409
Fidelity Series 100 Index Fund	522,911	136,003	156,312	11,311	548,955
Fidelity Series Broad Market Opportunities Fund	906,306	271,610	242,801	4,167	970,289
Fidelity Series Small Cap Opportunities Fund	76,048	30,785	28,492	280	84,455
Fidelity Short-Term Bond Fund	582,375	178,058	131,722	5,920	628,717
Fidelity Strategic Income Fund	224,086	64,652	46,575	8,269	230,842
Fidelity Strategic Real Return Fund	501,394	185,508	98,399	8,789	543,324
Fidelity Total Bond Fund	1,520,120	470,897	353,387	45,288	1,629,034
Total	$ 8,805,827	$ 2,739,711	$ 2,258,313	$ 140,611	$ 9,383,838
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,423,177) - See accompanying schedule		$ 9,383,838
Cash		1
Receivable for investments sold		41,371
Total assets		9,425,210

Liabilities
Payable for investments purchased	$ 41,367
Distribution and service plan fees payable	214
Total liabilities		41,581

Net Assets		$ 9,383,629
Net Assets consist of:
Paid in capital		$ 8,258,681
Undistributed net investment income		1,701
Accumulated undistributed net realized gain (loss) on investments		162,586
Net unrealized appreciation (depreciation) on investments		960,661
Net Assets		$ 9,383,629

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($300,474 ÷ 4,891.3 shares)		$ 61.43

Maximum offering price per share (100/94.25 of $61.43)		$ 65.18
Class T:
Net Asset Value and redemption price per share ($101,364 ÷ 1,649.8 shares)		$ 61.44

Maximum offering price per share (100/96.50 of $61.44)		$ 63.67
Class C:
Net Asset Value and offering price per share ($132,175 ÷ 2,158.5 shares)A		$ 61.23

Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($8,621,917 ÷ 140,385.0 shares)		$ 61.42

Class I:
Net Asset Value, offering price and redemption price per share ($227,699 ÷ 3,707.2 shares)		$ 61.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 140,611

Expenses
Distribution and service plan fees	$ 2,402
Independent trustees' compensation	41
Total expenses before reductions	2,443
Expense reductions	(41)	2,402
Net investment income (loss)		138,209
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,466
Capital gain distributions from underlying funds	274,438
Total net realized gain (loss)		278,904
Change in net unrealized appreciation (depreciation) on underlying funds		92,145
Net gain (loss)		371,049
Net increase (decrease) in net assets resulting from operations		$ 509,258

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,209	$ 94,523
Net realized gain (loss)	278,904	115,866
Change in net unrealized appreciation (depreciation)	92,145	345,996
Net increase (decrease) in net assets resulting from operations	509,258	556,385
Distributions to shareholders from net investment income	(138,207)	(93,540)
Distributions to shareholders from net realized gain	(126,265)	(34,674)
Total distributions	(264,472)	(128,214)
Share transactions - net increase (decrease)	333,119	4,186,789
Total increase (decrease) in net assets	577,905	4,614,960

Net Assets
Beginning of period	8,805,724	4,190,764
End of period (including undistributed net investment income of $1,701 and undistributed net investment income of $1,699, respectively)	$ 9,383,629	$ 8,805,724

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Income from Investment Operations
Net investment income (loss) C	0.753	.741	.840	.782	.799
Net realized and unrealized gain (loss)	2.384	4.748	6.014	.504	5.233
Total from investment operations	3.137	5.489	6.854	1.286	6.032
Distributions from net investment income	(.751)	(.723)	(.903)	(.775)	(.772)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.557)	(1.079)	(1.114)	(.916)	(.972)
Net asset value, end of period	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33
Total ReturnA, B	5.31%	9.97%	13.98%	2.71%	13.69%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.27%	1.60%	1.63%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 126	$ 20	$ 18	$ 20
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Income from Investment Operations
Net investment income (loss) C	0.602	.592	.719	.662	.681
Net realized and unrealized gain (loss)	2.387	4.742	6.008	.490	5.247
Total from investment operations	2.989	5.334	6.727	1.152	5.928
Distributions from net investment income	(.593)	(.568)	(.776)	(.651)	(.658)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.399)	(.924)	(.987)	(.792)	(.858)
Net asset value, end of period	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34
Total ReturnA, B	5.06%	9.68%	13.71%	2.42%	13.45%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.02%	1.35%	1.38%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 96	$ 88	$ 23	$ 27
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Income from Investment Operations
Net investment income (loss) C	0.298	.300	.448	.424	.439
Net realized and unrealized gain (loss)	2.370	4.746	6.020	.490	5.239
Total from investment operations	2.668	5.046	6.468	.914	5.678
Distributions from net investment income	(.372)	(.340)	(.567)	(.443)	(.408)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.178)	(.696)	(.778)	(.584)	(.608)
Net asset value, end of period	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37
Total ReturnA, B	4.52%	9.15%	13.15%	1.92%	12.85%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.52%	.86%	.89%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132	$ 54	$ 49	$ 43	$ 20
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) B	0.905	.885	.975	.903	.921
Net realized and unrealized gain (loss)	2.396	4.738	6.009	.505	5.227
Total from investment operations	3.301	5.623	6.984	1.408	6.148
Distributions from net investment income	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31
Total ReturnA	5.60%	10.23%	14.27%	2.97%	13.97%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,622	$ 8,313	$ 3,894	$ 2,123	$ 2,066
Portfolio turnover rate C	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) B	0.906	.884	.972	.904	.922
Net realized and unrealized gain (loss)	2.385	4.739	6.022	.504	5.226
Total from investment operations	3.291	5.623	6.994	1.408	6.148
Distributions from net investment income	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31
Total ReturnA	5.58%	10.23%	14.29%	2.97%	13.97%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 217	$ 139	$ 122	$ 107
Portfolio turnover rate C	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	6.0
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	8.6	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.8	16.7
	28.0	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.3	6.1
Fidelity Short-Term Bond Fund	6.2	6.0
	12.5	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 54.4%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Class I (b)	35,404	$ 723,304
Fidelity Blue Chip Growth Fund (b)	8,949	672,526
Fidelity Equity-Income Fund (b)	17,895	1,033,614
Fidelity Large Cap Stock Fund (b)	27,049	775,211
Fidelity Series 100 Index Fund (b)	48,663	672,526
Fidelity Series Broad Market Opportunities Fund (b)	74,989	1,189,333
Fidelity Series Small Cap Opportunities Fund (b)	7,506	103,813
TOTAL DOMESTIC EQUITY FUNDS		5,170,327
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Class I (b)	22,862	963,653
TOTAL EQUITY FUNDS (Cost $5,291,177)		6,133,980
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	29,737	291,127
Fidelity Strategic Income Fund (b)	27,387	291,127
TOTAL HIGH YIELD FIXED-INCOME FUNDS		582,254

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund (b)	60,124	$ 631,904
Fidelity Strategic Real Return Fund (b)	71,889	631,904
Fidelity Total Bond Fund (b)	178,504	1,895,712
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,159,520
TOTAL FIXED-INCOME FUNDS (Cost $3,815,782)		3,741,774
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	704,121	704,121
Fidelity Short-Term Bond Fund (b)	81,970	704,121
TOTAL SHORT-TERM FUNDS (Cost $1,407,757)		1,408,242
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,514,716)		11,283,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(920)
NET ASSETS - 100%		$ 11,283,076
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 640,937	$ 461,326	$ 193,095	$ 5,137	$ 963,653
Fidelity Advisor Mid Cap II Fund Class I	461,619	418,415	145,451	-	723,304
Fidelity Blue Chip Growth Fund	433,268	322,064	152,978	593	672,526
Fidelity Capital & Income Fund	192,744	144,826	39,730	9,844	291,127
Fidelity Equity-Income Fund	669,628	567,379	150,876	28,477	1,033,614
Fidelity Government Income Fund	411,552	316,380	101,917	7,481	631,904
Fidelity Institutional Money Market Portfolio Institutional Class	434,802	358,453	89,134	663	704,121
Fidelity Large Cap Stock Fund	504,538	390,047	137,745	6,113	775,211
Fidelity Series 100 Index Fund	440,371	319,408	131,141	10,462	672,526
Fidelity Series Broad Market Opportunities Fund	764,088	593,376	199,309	3,900	1,189,333
Fidelity Series Small Cap Opportunities Fund	64,339	56,758	23,686	251	103,813
Fidelity Short-Term Bond Fund	434,082	360,131	89,772	5,450	704,121
Fidelity Strategic Income Fund	194,393	147,777	39,331	8,642	291,127
Fidelity Strategic Real Return Fund	407,116	347,213	77,528	8,447	631,904
Fidelity Total Bond Fund	1,234,333	950,078	275,756	44,079	1,895,712
Total	$ 7,287,810	$ 5,753,631	$ 1,847,449	$ 139,539	$ 11,283,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $10,514,716) - See accompanying schedule		$ 11,283,996
Receivable for investments sold		50,587
Total assets		11,334,583

Liabilities
Payable for investments purchased	$ 50,597
Distribution and service plan fees payable	910
Total liabilities		51,507

Net Assets		$ 11,283,076
Net Assets consist of:
Paid in capital		$ 10,350,294
Undistributed net investment income		1,828
Accumulated undistributed net realized gain (loss) on investments		161,674
Net unrealized appreciation (depreciation) on investments		769,280
Net Assets		$ 11,283,076
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($451,616.3 ÷ 7,283.977 shares)		$ 62.00

Maximum offering price per share (100/94.25 of $62.00)		$ 65.78
Class T:
Net Asset Value and redemption price per share ($1,087,848.3 ÷ 17,555.953 shares)		$ 61.96

Maximum offering price per share (100/96.50 of $61.96)		$ 64.21

Class C:
Net Asset Value and offering price per share ($444,487.1 ÷ 7,203.252 shares)A		$ 61.71

Income Replacement 2036:
Net Asset Value, offering price and redemption price per share ($9,298,314.7 ÷ 149,938.582 shares)		$ 62.01

Class I:
Net Asset Value, offering price and redemption price per share ($809.2 ÷ 13.037 shares)		$ 62.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 139,539

Expenses
Distribution and service plan fees	$ 9,857
Independent trustees' compensation	39
Total expenses before reductions	9,896
Expense reductions	(39)	9,857
Net investment income (loss)		129,682
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,007)
Capital gain distributions from underlying funds	260,827
Total net realized gain (loss)		245,820
Change in net unrealized appreciation (depreciation) on underlying funds		105,008
Net gain (loss)		350,828
Net increase (decrease) in net assets resulting from operations		$ 480,510

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,682	$ 88,773
Net realized gain (loss)	245,820	114,779
Change in net unrealized appreciation (depreciation)	105,008	356,267
Net increase (decrease) in net assets resulting from operations	480,510	559,819
Distributions to shareholders from net investment income	(129,153)	(88,233)
Distributions to shareholders from net realized gain	(39,965)	(17,586)
Total distributions	(169,118)	(105,819)
Share transactions - net increase (decrease)	3,684,390	2,251,545
Total increase (decrease) in net assets	3,995,782	2,705,545

Net Assets
Beginning of period	7,287,294	4,581,749
End of period (including undistributed net investment income of $1,828 and undistributed net investment income of $1,300, respectively)	$ 11,283,076	$ 7,287,294

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Income from Investment Operations
Net investment income (loss) C	0.753	.751	.939	.760	.811
Net realized and unrealized gain (loss)	2.474	4.831	6.075	.441	5.306
Total from investment operations	3.227	5.582	7.014	1.201	6.117
Distributions from net investment income	(.743)	(.734)	(.913)	(.784)	(.771)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.017)	(.912)	(1.094)	(.921)	(.927)
Net asset value, end of period	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92
Total ReturnA, B	5.44%	10.18%	14.45%	2.56%	14.05%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.29%	1.80%	1.60%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 452	$ 181	$ 25	$ 27	$ 31
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Income from Investment Operations
Net investment income (loss) C	0.600	.601	.809	.641	.693
Net realized and unrealized gain (loss)	2.475	4.822	6.077	.448	5.287
Total from investment operations	3.075	5.423	6.886	1.089	5.980
Distributions from net investment income	(.591)	(.585)	(.785)	(.672)	(.654)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(.865)	(.763)	(.966)	(.809)	(.810)
Net asset value, end of period	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89
Total ReturnA, B	5.18%	9.89%	14.18%	2.32%	13.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.98%	1.04%	1.55%	1.35%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,088	$ 420	$ 295	$ 278	$ 288
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Income from Investment Operations
Net investment income (loss) C	0.294	.310	.553	.404	.454
Net realized and unrealized gain (loss)	2.471	4.816	6.061	.445	5.293
Total from investment operations	2.765	5.126	6.614	.849	5.747
Distributions from net investment income	(.361)	(.348)	(.593)	(.452)	(.451)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(.635)	(.526)	(.774)	(.589)	(.607)
Net asset value, end of period	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88
Total ReturnA, B	4.66%	9.35%	13.60%	1.80%	13.17%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.54%	1.06%	.85%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444	$ 358	$ 357	$ 174	$ 216
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Income from Investment Operations
Net investment income (loss) B	0.907	.893	1.073	.880	.939
Net realized and unrealized gain (loss)	2.472	4.833	6.070	.445	5.291
Total from investment operations	3.379	5.726	7.143	1.325	6.230
Distributions from net investment income	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91
Total ReturnA	5.70%	10.46%	14.74%	2.82%	14.32%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,298	$ 6,327	$ 3,904	$ 2,363	$ 2,433
Portfolio turnover rate C	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Income from Investment Operations
Net investment income (loss) B	0.901	.869	1.108	.873	.929
Net realized and unrealized gain (loss)	2.498	4.877	6.065	.452	5.291
Total from investment operations	3.399	5.746	7.173	1.325	6.220
Distributions from net investment income	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90
Total ReturnA	5.73%	10.49%	14.80%	2.82%	14.30%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 28
Portfolio turnover rate C	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.3	9.4
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.1	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.6	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.7
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.5
	27.6	27.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	21,356	$ 436,299
Fidelity Blue Chip Growth Fund (b)	5,388	404,896
Fidelity Equity-Income Fund (b)	10,781	622,712
Fidelity Large Cap Stock Fund (b)	16,296	467,034
Fidelity Series 100 Index Fund (b)	29,298	404,896
Fidelity Series Broad Market Opportunities Fund (b)	45,161	716,252
Fidelity Series Small Cap Opportunities Fund (b)	4,493	62,138
TOTAL DOMESTIC EQUITY FUNDS		3,114,227
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Class I (b)	14,821	624,716
TOTAL EQUITY FUNDS (Cost $3,049,098)		3,738,943
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (b)	18,427	180,399
Fidelity Strategic Income Fund (b)	16,971	180,399
TOTAL HIGH YIELD FIXED-INCOME FUNDS		360,798

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (b)	35,092	$ 368,816
Fidelity Strategic Real Return Fund (b)	41,959	368,816
Fidelity Total Bond Fund (b)	104,311	1,107,787
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,845,419
TOTAL FIXED-INCOME FUNDS (Cost $2,194,707)		2,206,217
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	368,148	368,148
Fidelity Short-Term Bond Fund (b)	42,858	368,148
TOTAL SHORT-TERM FUNDS (Cost $733,639)		736,296
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,977,444)		6,681,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(213)
NET ASSETS - 100%		$ 6,681,243
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 627,406	$ 246,292	$ 285,982	$ 4,112	$ 624,716
Fidelity Advisor Mid Cap II Fund Class I	420,758	229,895	205,203	-	436,299
Fidelity Blue Chip Growth Fund	395,403	163,822	202,456	517	404,896
Fidelity Capital & Income Fund	181,213	76,537	72,828	7,541	180,399
Fidelity Equity-Income Fund	611,104	295,487	247,956	20,105	622,712
Fidelity Government Income Fund	361,466	157,587	155,140	5,423	368,816
Fidelity Institutional Money Market Portfolio Institutional Class	344,380	160,947	137,179	414	368,148
Fidelity Large Cap Stock Fund	459,909	197,852	208,771	4,269	467,034
Fidelity Series 100 Index Fund	401,816	160,961	192,134	7,757	404,896
Fidelity Series Broad Market Opportunities Fund	696,988	298,840	306,560	2,928	716,252
Fidelity Series Small Cap Opportunities Fund	58,296	31,405	31,692	204	62,138
Fidelity Short-Term Bond Fund	343,829	161,877	137,642	3,457	368,148
Fidelity Strategic Income Fund	182,767	77,593	71,119	6,617	180,399
Fidelity Strategic Real Return Fund	357,572	181,561	139,049	5,973	368,816
Fidelity Total Bond Fund	1,084,131	481,274	450,960	31,712	1,107,787
Total	$ 6,527,038	$ 2,921,930	$ 2,844,671	$ 101,029	$ 6,681,456
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $5,977,444) - See accompanying schedule		$ 6,681,456
Receivable for investments sold		31,191
Total assets		6,712,647

Liabilities
Payable for investments purchased	$ 31,203
Distribution and service plan fees payable	201
Total liabilities		31,404

Net Assets		$ 6,681,243
Net Assets consist of:
Paid in capital		$ 5,860,559
Undistributed net investment income		1,169
Accumulated undistributed net realized gain (loss) on investments		115,503
Net unrealized appreciation (depreciation) on investments		704,012
Net Assets		$ 6,681,243

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($171,538 ÷ 2,879.45 shares)		$ 59.57

Maximum offering price per share (100/94.25 of $59.57)		$ 63.20
Class T:
Net Asset Value and redemption price per share ($190,670 ÷ 3,201.07 shares)		$ 59.56

Maximum offering price per share (100/96.50 of $59.56)		$ 61.72

Class C:
Net Asset Value and offering price per share ($103,948 ÷ 1,752.84 shares)A		$ 59.30

Income Replacement 2038:
Net Asset Value, offering price and redemption price per share ($6,180,707 ÷ 103,732.73 shares)		$ 59.58

Class I:
Net Asset Value, offering price and redemption price per share ($34,380 ÷ 577.07 shares)		$ 59.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 101,029

Expenses
Distribution and service plan fees	$ 2,458
Independent trustees' compensation	29
Total expenses before reductions	2,487
Expense reductions	(29)	2,458
Net investment income (loss)		98,571
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,667)
Capital gain distributions from underlying funds	198,303
Total net realized gain (loss)		189,636
Change in net unrealized appreciation (depreciation) on underlying funds		85,822
Net gain (loss)		275,458
Net increase (decrease) in net assets resulting from operations		$ 374,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,571	$ 67,889
Net realized gain (loss)	189,636	72,400
Change in net unrealized appreciation (depreciation)	85,822	248,398
Net increase (decrease) in net assets resulting from operations	374,029	388,687
Distributions to shareholders from net investment income	(98,552)	(67,101)
Distributions to shareholders from net realized gain	(74,391)	(79,768)
Total distributions	(172,943)	(146,869)
Share transactions - net increase (decrease)	(46,672)	3,973,364
Total increase (decrease) in net assets	154,414	4,215,182

Net Assets
Beginning of period	6,526,829	2,311,647
End of period (including undistributed net investment income of $1,169 and undistributed net investment income of $1,151, respectively)	$ 6,681,243	$ 6,526,829

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) C	.718	.738	.953	.739	.858
Net realized and unrealized gain (loss)	2.463	4.763	6.186	.384	5.317
Total from investment operations	3.181	5.501	7.139	1.123	6.175
Distributions from net investment income	(.712)	(.688)	(.909)	(.769)	(.802)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.351)	(2.201)	(1.109)	(.903)	(.995)
Net asset value, end of period	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19
Total ReturnA, B	5.58%	10.39%	14.95%	2.44%	14.43%
Ratios to Average Net AssetsD, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.31%	1.85%	1.59%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 178	$ 121	$ 76	$ 34
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) C	.571	.599	.820	.624	.736
Net realized and unrealized gain (loss)	2.456	4.761	6.201	.367	5.326
Total from investment operations	3.027	5.360	7.021	.991	6.062
Distributions from net investment income	(.568)	(.547)	(.781)	(.647)	(.689)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.207)	(2.060)	(.981)	(.781)	(.882)
Net asset value, end of period	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19
Total ReturnA, B	5.30%	10.11%	14.69%	2.15%	14.15%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.07%	1.59%	1.34%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 190	$ 135	$ 105	$ 127
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Income from Investment Operations
Net investment income (loss) C	.276	.315	.561	.390	.505
Net realized and unrealized gain (loss)	2.444	4.755	6.186	.379	5.319
Total from investment operations	2.720	5.070	6.747	.769	5.824
Distributions from net investment income	(.341)	(.327)	(.587)	(.435)	(.441)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(.980)	(1.840)	(.787)	(.569)	(.634)
Net asset value, end of period	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17
Total ReturnA, B	4.77%	9.57%	14.10%	1.67%	13.59%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.56%	1.09%	.84%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 110	$ 84	$ 74	$ 72
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) B	.865	.881	1.076	.857	.969
Net realized and unrealized gain (loss)	2.464	4.759	6.200	.377	5.332
Total from investment operations	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnA	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,181	$ 6,017	$ 1,942	$ 1,811	$ 1,345
Portfolio turnover rate C	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) B	.865	.879	1.078	.857	.973
Net realized and unrealized gain (loss)	2.464	4.761	6.198	.377	5.328
Total from investment operations	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnA	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 29	$ 25	$ 29
Portfolio turnover rate C	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.6	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	7.2
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
	47.5	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.2	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.8
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.0	16.0
	26.8	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 57.7%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity Advisor Mid Cap II Fund Class I (b)	32,112	$ 656,048
Fidelity Blue Chip Growth Fund (b)	8,113	609,681
Fidelity Equity-Income Fund (b)	16,226	937,212
Fidelity Large Cap Stock Fund (b)	24,543	703,402
Fidelity Series 100 Index Fund (b)	44,116	609,681
Fidelity Series Broad Market Opportunities Fund (b)	67,988	1,078,287
Fidelity Series Small Cap Opportunities Fund (b)	6,777	93,721
TOTAL DOMESTIC EQUITY FUNDS		4,688,032
International Equity Funds - 10.2%
Fidelity Advisor International Discovery Fund Class I (b)	23,920	1,008,243
TOTAL EQUITY FUNDS (Cost $4,819,358)		5,696,275
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	28,518	279,191
Fidelity Strategic Income Fund (b)	26,264	279,191
TOTAL HIGH YIELD FIXED-INCOME FUNDS		558,382

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund (b)	50,313	$ 528,785
Fidelity Strategic Real Return Fund (b)	60,158	528,785
Fidelity Total Bond Fund (b)	149,189	1,584,382
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,641,952
TOTAL FIXED-INCOME FUNDS (Cost $3,243,364)		3,200,334
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	484,391	484,391
Fidelity Short-Term Bond Fund (b)	56,390	484,391
TOTAL SHORT-TERM FUNDS (Cost $968,217)		968,782
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,030,939)		9,865,391
NET OTHER ASSETS (LIABILITIES) - 0.0%		244
NET ASSETS - 100%		$ 9,865,635
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales roceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 911,830	$ 378,144	$ 340,775	$ 6,882	$ 1,008,243
Fidelity Advisor Mid Cap II Fund Class I	570,769	327,589	227,766	-	656,048
Fidelity Blue Chip Growth Fund	536,330	228,245	227,299	715	609,681
Fidelity Capital & Income Fund	252,865	110,864	77,075	11,181	279,191
Fidelity Equity-Income Fund	827,975	424,267	261,095	29,517	937,212
Fidelity Government Income Fund	468,618	214,006	160,798	7,435	528,785
Fidelity Institutional Money Market Portfolio Institutional Class	390,387	210,420	116,417	519	484,391
Fidelity Large Cap Stock Fund	623,774	280,552	224,609	6,582	703,402
Fidelity Series 100 Index Fund	544,835	222,544	206,391	11,780	609,681
Fidelity Series Broad Market Opportunities Fund	944,688	425,149	328,770	4,389	1,078,287
Fidelity Series Small Cap Opportunities Fund	79,140	43,756	35,787	294	93,721
Fidelity Short-Term Bond Fund	389,755	212,375	117,760	4,317	484,391
Fidelity Strategic Income Fund	255,004	114,262	76,735	9,821	279,191
Fidelity Strategic Real Return Fund	463,668	240,324	132,093	8,375	528,785
Fidelity Total Bond Fund	1,404,609	641,040	452,277	43,559	1,584,382
Total	$ 8,664,247	$ 4,073,537	$ 2,985,647	$ 145,366	$ 9,865,391
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $9,030,939) - See accompanying schedule		$ 9,865,391
Receivable for investments sold		45,844
Receivable for fund shares sold		696
Total assets		9,911,931

Liabilities
Payable for investments purchased	$ 45,863
Distribution and service plan fees payable	433
Total liabilities		46,296

Net Assets		$ 9,865,635
Net Assets consist of:
Paid in capital		$ 8,871,790
Undistributed net investment income		1,743
Accumulated undistributed net realized gain (loss) on investments		157,650
Net unrealized appreciation (depreciation) on investments		834,452
Net Assets		$ 9,865,635
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($108,545 ÷ 1,781.45 shares)		$ 60.93

Maximum offering price per share (100/94.25 of $60.93)		$ 64.65
Class T:
Net Asset Value and redemption price per share ($543,588 ÷ 8,911.31 shares)		$ 61.00

Maximum offering price per share (100/96.50 of $61.00)		$ 63.21

Class C:
Net Asset Value and offering price per share ($176,749 ÷ 2,916.73 shares)A		$ 60.60

Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($9,018,614 ÷ 148,112.60 shares)		$ 60.89

Class I:
Net Asset Value, offering price and redemption price per share ($18,139 ÷ 297.90 shares)		$ 60.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 145,366

Expenses
Distribution and service plan fees	$ 5,968
Independent trustees' compensation	40
Total expenses before reductions	6,008
Expense reductions	(40)	5,968
Net investment income (loss)		139,398
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,328)
Capital gain distributions from underlying funds	293,279
Total net realized gain (loss)		278,951
Change in net unrealized appreciation (depreciation) on underlying funds		127,578
Net gain (loss)		406,529
Net increase (decrease) in net assets resulting from operations		$ 545,927

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 139,398	$ 93,040
Net realized gain (loss)	278,951	120,893
Change in net unrealized appreciation (depreciation)	127,578	370,134
Net increase (decrease) in net assets resulting from operations	545,927	584,067
Distributions to shareholders from net investment income	(139,199)	(92,218)
Distributions to shareholders from net realized gain	(116,405)	(72,509)
Total distributions	(255,604)	(164,727)
Share transactions - net increase (decrease)	911,455	4,143,369
Total increase (decrease) in net assets	1,201,778	4,562,709

Net Assets
Beginning of period	8,663,857	4,101,148
End of period (including undistributed net investment income of $1,743 and undistributed net investment income of $1,543, respectively)	$ 9,865,635	$ 8,663,857

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.748	.742	.927	.762	.789
Net realized and unrealized gain (loss)	2.585	5.022	6.538	.331	5.608
Total from investment operations	3.333	5.764	7.465	1.093	6.397
Distributions from net investment income	(.742)	(.712)	(.933)	(.771)	(.805)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.483)	(1.594)	(1.185)	(.903)	(.997)
Net asset value, end of period	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44
Total ReturnA, B	5.72%	10.68%	15.58%	2.36%	14.94%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.24% F	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.24% F	.25%	.25%
Expenses net of all reductions	.25%	.25%	.24% F	.25%	.25%
Net investment income (loss)	1.25%	1.28%	1.79%	1.64%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 109	$ 10	$ 7	$ 96
Portfolio turnover rateD	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.599	.605	.781	.649	.672
Net realized and unrealized gain (loss)	2.586	5.021	6.563	.312	5.604
Total from investment operations	3.185	5.626	7.344	.961	6.276
Distributions from net investment income	(.594)	(.594)	(.702)	(.649)	(.704)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.335)	(1.476)	(.954)	(.781)	(.896)
Net asset value, end of period	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43
Total ReturnA, B	5.45%	10.40%	15.30%	2.08%	14.64%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.49% F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.49% F	.50%	.50%	.50%
Expenses net of all reductions	.50%	.49% F	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.04%	1.53%	1.39%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 544	$ 451	$ 10	$ 51	$ 131
Portfolio turnover rate D	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.296	.304	.532	.415	.435
Net realized and unrealized gain (loss)	2.580	5.003	6.524	.310	5.609
Total from investment operations	2.876	5.307	7.056	.725	6.044
Distributions from net investment income	(.355)	(.355)	(.604)	(.463)	(.482)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.096)	(1.237)	(.856)	(.595)	(.674)
Net asset value, end of period	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42
Total ReturnA, B	4.94%	9.84%	14.71%	1.57%	14.08%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.53%	1.03%	.89%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 205	$ 154	$ 107	$ 79
Portfolio turnover rate D	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Income from Investment Operations
Net investment income (loss) B	.898	.880	1.051	.885	.910
Net realized and unrealized gain (loss)	2.584	5.027	6.531	.317	5.602
Total from investment operations	3.482	5.907	7.582	1.202	6.512
Distributions from net investment income	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42
Total ReturnA	5.98%	10.97%	15.86%	2.60%	15.21%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,019	$ 7,882	$ 3,925	$ 2,462	$ 1,797
Portfolio turnover rate C	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Income from Investment Operations
Net investment income (loss) B	.897	.887	1.040	.865	.906
Net realized and unrealized gain (loss)	2.585	5.010	6.552	.327	5.616
Total from investment operations	3.482	5.897	7.592	1.192	6.522
Distributions from net investment income	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43
Total ReturnA	5.98%	10.95%	15.88%	2.58%	15.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 2	$ 2	$ 48
Portfolio turnover rate C	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Equity-Income Fund	9.7	9.8
Fidelity Large Cap Stock Fund	7.3	7.3
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.6	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	11.2	11.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.0	3.0
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	15.8
	26.4	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.6
Fidelity Short-Term Bond Fund	3.9	3.6
	7.8	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.2%

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	119,854	$ 2,448,612
Fidelity Blue Chip Growth Fund (b)	30,283	2,275,769
Fidelity Equity-Income Fund (b)	60,597	3,500,075
Fidelity Large Cap Stock Fund (b)	91,593	2,625,056
Fidelity Series 100 Index Fund (b)	164,672	2,275,769
Fidelity Series Broad Market Opportunities Fund (b)	253,834	4,025,806
Fidelity Series Small Cap Opportunities Fund (b)	25,256	349,287
TOTAL DOMESTIC EQUITY FUNDS		17,500,374
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Class I (b)	95,511	4,025,806
TOTAL EQUITY FUNDS (Cost $17,900,003)		21,526,180
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (b)	109,976	1,076,669
Fidelity Strategic Income Fund (b)	101,286	1,076,669
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,153,338

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund (b)	180,902	$ 1,901,275
Fidelity Strategic Real Return Fund (b)	216,300	1,901,275
Fidelity Total Bond Fund (b)	537,083	5,703,822
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,506,372
TOTAL FIXED-INCOME FUNDS (Cost $11,728,562)		11,659,710
Short-Term Funds - 7.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,411,553	1,411,553
Fidelity Short-Term Bond Fund (b)	164,325	1,411,553
TOTAL SHORT-TERM FUNDS (Cost $2,820,550)		2,823,106
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $32,449,115)		36,008,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(871)
NET ASSETS - 100%		$ 36,008,125
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 3,905,472	$ 1,608,518	$ 1,736,400	$ 28,733	$ 4,025,806
Fidelity Advisor Mid Cap II Fund Class I	2,287,329	1,289,597	1,073,243	-	2,448,612
Fidelity Blue Chip Growth Fund	2,149,768	911,730	1,079,495	2,840	2,275,769
Fidelity Capital & Income Fund	1,045,928	458,152	399,692	45,334	1,076,669
Fidelity Equity-Income Fund	3,320,092	1,660,979	1,279,826	113,740	3,500,075
Fidelity Government Income Fund	1,813,971	826,456	765,996	28,250	1,901,275
Fidelity Institutional Money Market Portfolio Institutional Class	1,118,632	703,729	410,808	1,529	1,411,553
Fidelity Large Cap Stock Fund	2,502,226	1,091,235	1,071,656	25,557	2,625,056
Fidelity Series 100 Index Fund	2,183,876	852,932	960,077	47,477	2,275,769
Fidelity Series Broad Market Opportunities Fund	3,788,904	1,700,282	1,618,747	17,657	4,025,806
Fidelity Series Small Cap Opportunities Fund	318,990	171,768	168,206	1,179	349,287
Fidelity Short-Term Bond Fund	1,116,794	712,477	417,638	12,731	1,411,553
Fidelity Strategic Income Fund	1,054,767	470,832	394,990	39,826	1,076,669
Fidelity Strategic Real Return Fund	1,794,805	907,890	638,293	31,744	1,901,275
Fidelity Total Bond Fund	5,433,737	2,539,433	2,237,606	165,336	5,703,822
Total	$ 33,835,291	$ 15,906,010	$ 14,252,673	$ 561,933	$ 36,008,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $32,449,115) - See accompanying schedule		$ 36,008,996
Receivable for investments sold		191,451
Receivable for fund shares sold		20,325
Total assets		36,220,772

Liabilities
Payable for investments purchased	$ 159,713
Payable for fund shares redeemed	52,088
Distribution and service plan fees payable	846
Total liabilities		212,647

Net Assets		$ 36,008,125
Net Assets consist of:
Paid in capital		$ 31,767,463
Undistributed net investment income		6,513
Accumulated undistributed net realized gain (loss) on investments		674,268
Net unrealized appreciation (depreciation) on investments		3,559,881
Net Assets		$ 36,008,125

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($635,574 ÷ 10,412.0 shares)		$ 61.04

Maximum offering price per share (100/94.25 of $61.04)		$ 64.76
Class T:
Net Asset Value and redemption price per share ($543,485 ÷ 8,901.6 shares)		$ 61.05

Maximum offering price per share (100/96.50 of $61.05)		$ 63.26
Class C:
Net Asset Value and offering price per share ($594,086 ÷ 9,772.3 shares)A		$ 60.79

Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($34,086,549 ÷ 558,210.7 shares)		$ 61.06

Class I:
Net Asset Value, offering price and redemption price per share ($148,431 ÷ 2,430.9 shares)		$ 61.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 561,933

Expenses
Distribution and service plan fees	$ 8,184
Independent trustees' compensation	160
Total expenses before reductions	8,344
Expense reductions	(160)	8,184
Net investment income (loss)		553,749
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,022
Capital gain distributions from underlying funds	1,166,332
Total net realized gain (loss)		1,178,354
Change in net unrealized appreciation (depreciation) on underlying funds		508,337
Net gain (loss)		1,686,691
Net increase (decrease) in net assets resulting from operations		$ 2,240,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,749	$ 365,345
Net realized gain (loss)	1,178,354	441,550
Change in net unrealized appreciation (depreciation)	508,337	1,427,819
Net increase (decrease) in net assets resulting from operations	2,240,440	2,234,714
Distributions to shareholders from net investment income	(553,019)	(361,966)
Distributions to shareholders from net realized gain	(501,646)	(405,210)
Total distributions	(1,054,665)	(767,176)
Share transactions - net increase (decrease)	987,671	18,154,401
Total increase (decrease) in net assets	2,173,446	19,621,939

Net Assets
Beginning of period	33,834,679	14,212,740
End of period (including undistributed net investment income of $6,513 and undistributed net investment income of $5,782, respectively)	$ 36,008,125	$ 33,834,679

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.756	.755	.977	.782	.757
Net realized and unrealized gain (loss)	2.687	5.194	6.833	.281	5.719
Total from investment operations	3.443	5.949	7.810	1.063	6.476
Distributions from net investment income	(.750)	(.747)	(.973)	(.791)	(.801)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.563)	(2.109)	(1.150)	(.923)	(.996)
Net asset value, end of period	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52
Total ReturnA, B	5.90%	11.01%	16.28%	2.30%	15.12%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.30%	1.86%	1.66%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 636	$ 565	$ 70	$ 20	$ 23
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.605	.605	.836	.660	.637
Net realized and unrealized gain (loss)	2.677	5.216	6.839	.287	5.727
Total from investment operations	3.282	5.821	7.675	.947	6.364
Distributions from net investment income	(.599)	(.609)	(.838)	(.675)	(.679)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.412)	(1.971)	(1.015)	(.807)	(.874)
Net asset value, end of period	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53
Total ReturnA, B	5.62%	10.77%	15.98%	2.05%	14.85%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.01%	1.05%	1.61%	1.42%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 543	$ 482	$ 153	$ 132	$ 29
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.306	.317	.582	.427	.402
Net realized and unrealized gain (loss)	2.673	5.194	6.821	.290	5.719
Total from investment operations	2.979	5.511	7.403	.717	6.121
Distributions from net investment income	(.376)	(.359)	(.656)	(.465)	(.456)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.189)	(1.721)	(.833)	(.597)	(.651)
Net asset value, end of period	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52
Total ReturnA, B	5.11%	10.19%	15.40%	1.55%	14.26%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	.99% F	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	.99% F	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	.99% F	1.00%	1.00%
Net investment income (loss)	.51%	.55%	1.12%	.91%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 594	$ 366	$ 97	$ 24	$ 28
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) B	.906	.896	1.099	.897	.880
Net realized and unrealized gain (loss)	2.687	5.202	6.837	.284	5.719
Total from investment operations	3.593	6.098	7.936	1.181	6.599
Distributions from net investment income	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51
Total ReturnA	6.17%	11.30%	16.57%	2.56%	15.42%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,087	$ 32,313	$ 13,862	$ 7,139	$ 5,524
Portfolio turnover rate C	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) B	.906	.897	1.095	.896	.874
Net realized and unrealized gain (loss)	2.687	5.211	6.841	.275	5.725
Total from investment operations	3.593	6.108	7.936	1.171	6.599
Distributions from net investment income	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51
Total ReturnA	6.17%	11.32%	16.57%	2.54%	15.42%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148	$ 109	$ 30	$ 26	$ 29
Portfolio turnover rate C	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2015

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. Participation in the Smart Payment Program® will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Class I (formerly Institutional Class) shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Class I (formerly Institutional Class) shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds'

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 8,259,099	$ 164,161	$ (874)	$ 163,287
Fidelity Income Replacement 2018 Fund	5,841,660	245,263	(25,782)	219,481
Fidelity Income Replacement 2020 Fund	8,154,875	726,327	(73,488)	652,839
Fidelity Income Replacement 2022 Fund	14,297,343	725,644	(143,445)	582,199
Fidelity Income Replacement 2024 Fund	9,721,096	548,417	(93,203)	455,214
Fidelity Income Replacement 2026 Fund	6,978,702	422,147	(69,305)	352,842
Fidelity Income Replacement 2028 Fund	26,393,323	1,705,680	(303,295)	1,402,385
Fidelity Income Replacement 2030 Fund	16,462,438	1,437,450	(137,406)	1,300,044
Fidelity Income Replacement 2032 Fund	7,682,642	944,064	(79,356)	864,708
Fidelity Income Replacement 2034 Fund	8,468,133	994,513	(78,808)	915,705
Fidelity Income Replacement 2036 Fund	10,551,119	859,155	(126,278)	732,877
Fidelity Income Replacement 2038 Fund	6,001,023	721,548	(41,115)	680,433
Fidelity Income Replacement 2040 Fund	9,069,648	885,422	(89,679)	795,743
Fidelity Income Replacement 2042 Fund	32,531,624	3,756,677	(279,305)	3,477,372

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 603	$ 47,226	$ -	$ 163,287
Fidelity Income Replacement 2018 Fund	939	-	(167,445)	219,481
Fidelity Income Replacement 2020 Fund	1,822	140,749	-	652,839
Fidelity Income Replacement 2022 Fund	3,441	-	(194,185)	582,199
Fidelity Income Replacement 2024 Fund	2,077	126,145	-	455,214
Fidelity Income Replacement 2026 Fund	1,393	71,935	(75,924)	352,842
Fidelity Income Replacement 2028 Fund	5,586	342,796	-	1,402,385
Fidelity Income Replacement 2030 Fund	3,436	321,337	-	1,300,044
Fidelity Income Replacement 2032 Fund	1,604	162,815	-	864,708
Fidelity Income Replacement 2034 Fund	1,701	207,542	-	915,705
Fidelity Income Replacement 2036 Fund	1,828	198,077	-	732,877
Fidelity Income Replacement 2038 Fund	1,169	139,082	-	680,433
Fidelity Income Replacement 2040 Fund	1,743	196,359	-	795,743
Fidelity Income Replacement 2042 Fund	6,513	756,777	-	3,477,372

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (130,233)	$ (37,212)	$ (167,445)
Fidelity Income Replacement 2022 Fund	(120,067)	(74,118)	(194,185)
Fidelity Income Replacement 2026 Fund	(75,924)	-	(75,924)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund will be limited to approximately $28,019 per year.

The tax character of distributions paid was as follows:

July 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 22,389	$ 140,708	$ 163,097
Fidelity Income Replacement 2018 Fund	65,177	-	65,177
Fidelity Income Replacement 2020 Fund	141,939	75,956	217,895
Fidelity Income Replacement 2022 Fund	212,277	-	212,277
Fidelity Income Replacement 2024 Fund	142,314	67,590	209,904
Fidelity Income Replacement 2026 Fund	96,395	-	96,395
Fidelity Income Replacement 2028 Fund	437,601	-	437,601
Fidelity Income Replacement 2030 Fund	294,972	140,904	435,876
Fidelity Income Replacement 2032 Fund	148,056	35,527	183,583
Fidelity Income Replacement 2034 Fund	164,542	99,930	264,472
Fidelity Income Replacement 2036 Fund	152,928	16,190	169,118
Fidelity Income Replacement 2038 Fund	116,364	56,579	172,943
Fidelity Income Replacement 2040 Fund	164,997	90,607	255,604
Fidelity Income Replacement 2042 Fund	660,004	394,661	1,054,665
July 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 46,510	$ -	$ 46,510
Fidelity Income Replacement 2018 Fund	87,147	-	87,147
Fidelity Income Replacement 2020 Fund	112,536	37,741	150,277
Fidelity Income Replacement 2022 Fund	130,346	-	130,346
Fidelity Income Replacement 2024 Fund	88,925	17,150	106,075
Fidelity Income Replacement 2026 Fund	59,690	-	59,690
Fidelity Income Replacement 2028 Fund	205,399	-	205,399
Fidelity Income Replacement 2030 Fund	203,588	-	203,588
Fidelity Income Replacement 2032 Fund	122,360	55,932	178,292
Fidelity Income Replacement 2034 Fund	109,903	18,311	128,214
Fidelity Income Replacement 2036 Fund	105,819	-	105,819
Fidelity Income Replacement 2038 Fund	80,309	66,560	146,869
Fidelity Income Replacement 2040 Fund	110,838	53,889	164,727
Fidelity Income Replacement 2042 Fund	433,304	333,872	767,176

Annual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	6,954,699	3,532,515
Fidelity Income Replacement 2018 Fund	3,638,351	4,784,166
Fidelity Income Replacement 2020 Fund	3,774,584	3,586,600
Fidelity Income Replacement 2022 Fund	8,632,120	4,408,020
Fidelity Income Replacement 2024 Fund	5,204,405	2,475,281
Fidelity Income Replacement 2026 Fund	5,050,287	2,074,817
Fidelity Income Replacement 2028 Fund	11,726,025	7,076,232
Fidelity Income Replacement 2030 Fund	6,101,229	4,362,519
Fidelity Income Replacement 2032 Fund	3,150,712	2,744,974
Fidelity Income Replacement 2034 Fund	2,739,711	2,258,313
Fidelity Income Replacement 2036 Fund	5,753,631	1,847,449
Fidelity Income Replacement 2038 Fund	2,921,930	2,844,671
Fidelity Income Replacement 2040 Fund	4,073,537	2,985,647
Fidelity Income Replacement 2042 Fund	15,906,010	14,252,673

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), will replace SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract will not impact the Funds' investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 334	$ -
Class T	.25%	.25%	562	-
Class C	.75%	.25%	3,827	6
			$ 4,723	$ 6
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,821	$ 5
Class T	.25%	.25%	2,004	8
Class C	.75%	.25%	6,559	1,896
			$ 10,384	$ 1,909
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 2,422	$ 362
Class T	.25%	.25%	940	4
Class C	.75%	.25%	6,521	1,383
			$ 9,883	$ 1,749
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 1,093	$ 2
Class T	.25%	.25%	450	4
Class C	.75%	.25%	2,993	1,863
			$ 4,536	$ 1,869

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2024 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 763	$ 4
Class T	.25%	.25%	1,161	220
Class C	.75%	.25%	1,641	156
			$ 3,565	$ 380
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 1,707	$ 1
Class T	.25%	.25%	1,144	44
Class C	.75%	.25%	485	482
			$ 3,336	$ 527
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 1,847	$ 106
Class T	.25%	.25%	1,720	-
Class C	.75%	.25%	1,167	363
			$ 4,734	$ 469
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 685	$ 4
Class T	.25%	.25%	92	40
Class C	.75%	.25%	3,531	340
			$ 4,308	$ 384
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 915	$ 14
Class T	.25%	.25%	210	150
Class C	.75%	.25%	1,291	557
			$ 2,416	$ 721
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 693	$ 57
Class T	.25%	.25%	496	150
Class C	.75%	.25%	1,213	877
			$ 2,402	$ 1,084
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 800	$ 65
Class T	.25%	.25%	4,638	18
Class C	.75%	.25%	4,419	902
			$ 9,857	$ 985
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 422	$ 3
Class T	.25%	.25%	956	34
Class C	.75%	.25%	1,080	40
			$ 2,458	$ 77
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 272	$ 22
Class T	.25%	.25%	2,748	32
Class C	.75%	.25%	2,948	761
			$ 5,968	$ 815

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2042 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,381	$ 172
Class T	.25%	.25%	2,614	164
Class C	.75%	.25%	4,189	2,590
			$ 8,184	$ 2,926

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund
Class T	$ 28
Class C*	475
$ 503
Fidelity Income Replacement 2020 Fund
Class A	$ 700
Class T	112
Class C*	13
$ 825
Fidelity Income Replacement 2022 Fund
Class A	$ 56
Class T	330
$ 386
Fidelity Income Replacement 2024 Fund
Class A	$ 1,378
Class T	545
Class C*	47
$ 1,970
Fidelity Income Replacement 2026 Fund
Class A	$ 1,290
Class T	9
$ 1,299
Fidelity Income Replacement 2028 Fund
Class A	$ 179
Class T	53
$ 232
Fidelity Income Replacement 2030 Fund
Class A	$ 125

Fidelity Income Replacement 2032 Fund
Class A	$ 375

Fidelity Income Replacement 2034 Fund
Class A	$ 494

Fidelity Income Replacement 2036 Fund
Class A	$ 208
Class C*	3
$ 211

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2038 Fund
Class A	$ 114
Class C*	500
$ 614
Fidelity Income Replacement 2040 Fund
Class C*	$ 64

Fidelity Income Replacement 2042 Fund
Class A	$ 548
Class T	195
Class C*	342
$ 1,085

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 23
Fidelity Income Replacement 2018 Fund	29
Fidelity Income Replacement 2020 Fund	39
Fidelity Income Replacement 2022 Fund	55
Fidelity Income Replacement 2024 Fund	36
Fidelity Income Replacement 2026 Fund	24
Fidelity Income Replacement 2028 Fund	107
Fidelity Income Replacement 2030 Fund	72
Fidelity Income Replacement 2032 Fund	37
Fidelity Income Replacement 2034 Fund	41
Fidelity Income Replacement 2036 Fund	39
Fidelity Income Replacement 2038 Fund	29
Fidelity Income Replacement 2040 Fund	40
Fidelity Income Replacement 2042 Fund	160

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2015	2014
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 278	$ 1,345
Class T	67	402
Class C	-	403
Income Replacement 2016	21,955	39,487
Class I	89	198
Total	$ 22,389	$ 41,835
From net realized gain
Class A	$ 4,805	$ 158
Class T	3,444	101
Class C	12,555	411
Income Replacement 2016	119,314	3,986
Class I	590	19
Total	$ 140,708	$ 4,675

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 5,637	$ 9,032
Class T	2,142	3,943
Class C	1,186	1,972
Income Replacement 2018	45,901	56,430
Class I	3,407	6,175
Total	$ 58,273	$ 77,552
From net realized gain
Class A	$ 759	$ 1,216
Class T	434	709
Class C	697	655
Income Replacement 2018	4,671	6,313
Class I	343	702
Total	$ 6,904	$ 9,595
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 11,457	$ 9,552
Class T	1,806	909
Class C	2,977	2,089
Income Replacement 2020	97,096	86,108
Class I	2,231	991
Total	$ 115,567	$ 99,649
From net realized gain
Class A	$ 10,235	$ 5,948
Class T	1,572	736
Class C	6,486	2,820
Income Replacement 2020	82,630	40,555
Class I	1,405	569
Total	$ 102,328	$ 50,628
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,908	$ 4,868
Class T	794	68
Class C	1,138	834
Income Replacement 2022	176,963	108,906
Class I	1,177	400
Total	$ 184,980	$ 115,076
From net realized gain
Class A	$ 1,029	$ 934
Class T	192	2
Class C	794	122
Income Replacement 2022	25,078	14,203
Class I	204	9
Total	$ 27,297	$ 15,270
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,807	$ 4,411
Class T	2,321	1,845
Class C	836	661
Income Replacement 2024	113,941	70,240
Class I	630	419
Total	$ 121,535	$ 77,576

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2024 Fund
From net realized gain
Class A	$ 3,012	$ 2,848
Class T	2,060	1,149
Class C	1,696	691
Income Replacement 2024	81,204	23,642
Class I	397	169
Total	$ 88,369	$ 28,499
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 8,103	$ 4,432
Class T	1,754	908
Class C	290	178
Income Replacement 2026	72,795	45,416
Class I	433	428
Total	$ 83,375	$ 51,362
From net realized gain
Class A	$ 1,695	$ 658
Class T	170	292
Class C	88	79
Income Replacement 2026	10,993	7,228
Class I	74	71
Total	$ 13,020	$ 8,328
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 9,093	$ 2,236
Class T	3,547	3,326
Class C	791	114
Income Replacement 2028	359,881	173,291
Class I	2,066	1,314
Total	$ 375,378	$ 180,281
From net realized gain
Class A	$ 1,714	$ 233
Class T	832	942
Class C	337	46
Income Replacement 2028	59,032	23,651
Class I	308	246
Total	$ 62,223	$ 25,118
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 3,432	$ 2,621
Class T	185	156
Class C	2,062	1,770
Income Replacement 2030	238,478	168,554
Class I	482	1,213
Total	$ 244,639	$ 174,314
From net realized gain
Class A	$ 3,325	$ 547
Class T	211	44
Class C	4,264	831
Income Replacement 2030	183,072	27,620
Class I	365	232
Total	$ 191,237	$ 29,274

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 4,601	$ 5,304
Class T	450	352
Class C	800	527
Income Replacement 2032	119,941	96,700
Class I	867	305
Total	$ 126,659	$ 103,188
From net realized gain
Class A	$ 1,964	$ 3,737
Class T	254	380
Class C	848	928
Income Replacement 2032	53,473	69,805
Class I	385	254
Total	$ 56,924	$ 75,104
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 3,592	$ 1,278
Class T	971	909
Class C	799	325
Income Replacement 2034	129,554	88,166
Class I	3,291	2,862
Total	$ 138,207	$ 93,540
From net realized gain
Class A	$ 3,372	$ 746
Class T	1,305	566
Class C	1,712	342
Income Replacement 2034	116,944	31,749
Class I	2,932	1,271
Total	$ 126,265	$ 34,674
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 4,252	$ 1,749
Class T	10,023	3,664
Class C	2,679	2,175
Income Replacement 2036	112,188	80,634
Class I	11	11
Total	$ 129,153	$ 88,233
From net realized gain
Class A	$ 1,517	$ 404
Class T	5,271	1,137
Class C	2,058	1,121
Income Replacement 2036	31,115	14,922
Class I	4	2
Total	$ 39,965	$ 17,586
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 2,023	$ 1,737
Class T	1,850	1,436
Class C	602	621
Income Replacement 2038	93,585	62,847
Class I	492	460
Total	$ 98,552	$ 67,101
From net realized gain
Class A	$ 1,910	$ 3,479
Class T	2,089	3,745
Class C	1,223	2,806
Income Replacement 2038	68,808	68,917
Class I	361	821
Total	$ 74,391	$ 79,768

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,349	$ 562
Class T	5,503	1,539
Class C	1,772	1,072
Income Replacement 2040	130,310	88,922
Class I	265	123
Total	$ 139,199	$ 92,218
From net realized gain
Class A	$ 1,365	$ 137
Class T	6,949	176
Class C	3,481	2,496
Income Replacement 2040	104,392	69,663
Class I	218	37
Total	$ 116,405	$ 72,509
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 7,004	$ 5,189
Class T	5,289	4,574
Class C	2,599	1,098
Income Replacement 2042	535,968	349,803
Class I	2,159	1,302
Total	$ 553,019	$ 361,966
From net realized gain
Class A	$ 7,309	$ 3,666
Class T	6,885	8,953
Class C	5,237	4,811
Income Replacement 2042	480,538	386,619
Class I	1,677	1,161
Total	$ 501,646	$ 405,210

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	97	21	4,980	1,081
Shares redeemed	(1,760)	(2,910)	(90,559)	(151,155)
Net increase (decrease)	(1,663)	(2,889)	$ (85,579)	$ (150,074)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	65	7	3,319	397
Shares redeemed	(354)	(341)	(18,223)	(17,795)
Net increase (decrease)	(289)	(334)	$ (14,904)	$ (17,398)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	227	10	11,629	505
Shares redeemed	(2,865)	(2,717)	(146,186)	(141,170)
Net increase (decrease)	(2,638)	(2,707)	$ (134,557)	$ (140,665)

Annual Report

7. Share Transactions - continued

Years ended July 31,	2015	2014	2015	2014
Income Replacement 2016
Shares sold	121,430	14,565	$ 6,229,218	$ 757,343
Reinvestment of distributions	2,566	395	132,021	20,606
Shares redeemed	(50,200)	(36,638)	(2,579,628)	(1,908,597)
Net increase (decrease)	73,796	(21,678)	$ 3,781,611	$ (1,130,648)
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	4	679	217
Shares redeemed	(58)	(188)	(3,015)	(9,765)
Net increase (decrease)	(45)	(184)	$ (2,336)	$ (9,548)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	3,094	$ -	$ 165,629
Reinvestment of distributions	79	112	4,343	6,019
Shares redeemed	(5,697)	(2,034)	(313,103)	(109,403)
Net increase (decrease)	(5,618)	1,172	$ (308,760)	$ 62,245
Class T
Shares sold	-	7,617	$ -	$ 402,023
Reinvestment of distributions	41	75	2,259	4,029
Shares redeemed	(1,700)	(1,459)	(93,384)	(78,424)
Net increase (decrease)	(1,659)	6,233	$ (91,125)	$ 327,628
Class C
Shares sold	-	7,214	$ 2	$ 388,519
Reinvestment of distributions	33	44	1,811	2,439
Shares redeemed	(3,957)	(2,277)	(216,566)	(121,070)
Net increase (decrease)	(3,924)	4,981	$ (214,753)	$ 269,888
Income Replacement 2018
Shares sold	16,515	48,757	$ 907,446	$ 2,615,823
Reinvestment of distributions	367	403	20,187	21,671
Shares redeemed	(25,026)	(37,375)	(1,373,592)	(2,001,673)
Net increase (decrease)	(8,144)	11,785	$ (445,959)	$ 635,821
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	68	127	3,750	6,796
Shares redeemed	(2,685)	(1,505)	(146,904)	(80,836)
Net increase (decrease)	(2,617)	(1,378)	$ (143,154)	$ (74,040)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	7,497	8,274	$ 421,574	$ 447,658
Reinvestment of distributions	284	170	15,878	9,262
Shares redeemed	(2,731)	(1,585)	(153,226)	(87,236)
Net increase (decrease)	5,050	6,859	$ 284,226	$ 369,684
Class T
Shares sold	2,124	3	$ 117,907	$ 150
Reinvestment of distributions	55	24	3,077	1,284
Shares redeemed	(214)	(243)	(12,041)	(13,241)
Net increase (decrease)	1,965	(216)	$ 108,943	$ (11,807)
Class C
Shares sold	5,637	6,213	$ 315,712	$ 338,797
Reinvestment of distributions	156	68	8,676	3,719
Shares redeemed	(1,429)	(2,214)	(79,961)	(119,698)
Net increase (decrease)	4,364	4,067	$ 244,427	$ 222,818

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Income Replacement 2020
Shares sold	34,989	46,801	$ 1,957,224	$ 2,589,823
Reinvestment of distributions	2,236	1,366	125,058	74,954
Shares redeemed	(47,498)	(19,058)	(2,666,418)	(1,042,550)
Net increase (decrease)	(10,273)	29,109	$ (584,136)	$ 1,622,227
Class I
Shares sold	1,973	1,372	$ 111,000	$ 75,000
Reinvestment of distributions	65	29	3,636	1,560
Shares redeemed	(181)	(122)	(10,140)	(6,760)
Net increase (decrease)	1,857	1,279	$ 104,496	$ 69,800
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	987	2,298	$ 57,740	$ 128,651
Reinvestment of distributions	88	55	5,120	3,043
Shares redeemed	(998)	(2,277)	(58,651)	(128,019)
Net increase (decrease)	77	76	$ 4,209	$ 3,675
Class T
Shares sold	2,926	445	$ 171,216	$ 25,423
Reinvestment of distributions	17	1	986	70
Shares redeemed	(1,869)	-	(110,848)	-
Net increase (decrease)	1,074	446	$ 61,354	$ 25,493
Class C
Shares sold	482	4,664	$ 27,847	$ 264,924
Reinvestment of distributions	30	12	1,746	739
Shares redeemed	(5,153)	-	(301,090)	-
Net increase (decrease)	(4,641)	4,676	$ (271,497)	$ 265,663
Income Replacement 2022
Shares sold	124,560	122,627	$ 7,249,525	$ 6,894,254
Reinvestment of distributions	2,294	940	133,789	53,287
Shares redeemed	(54,675)	(35,951)	(3,182,273)	(2,035,627)
Net increase (decrease)	72,179	87,616	$ 4,201,041	$ 4,911,914
Class I
Shares sold	470	980	$ 27,193	$ 54,999
Reinvestment of distributions	21	7	1,243	409
Shares redeemed	(16)	-	(958)	-
Net increase (decrease)	475	987	$ 27,478	$ 55,408
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,212	925	$ 251,274	$ 52,324
Reinvestment of distributions	102	114	6,014	6,459
Shares redeemed	(219)	(5,011)	(12,963)	(288,188)
Net increase (decrease)	4,095	(3,972)	$ 244,325	$ (229,405)
Class T
Shares sold	3,066	-	$ 183,213	$ -
Reinvestment of distributions	53	29	3,096	1,644
Shares redeemed	(754)	(222)	(44,593)	(12,674)
Net increase (decrease)	2,365	(193)	$ 141,716	$ (11,030)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class C
Shares sold	414	944	$ 24,200	$ 54,303
Reinvestment of distributions	32	7	1,897	384
Shares redeemed	(273)	(337)	(16,055)	(19,586)
Net increase (decrease)	173	614	$ 10,042	$ 35,101
Income Replacement 2024
Shares sold	73,716	100,545	$ 4,346,368	$ 5,712,753
Reinvestment of distributions	2,362	988	138,630	56,412
Shares redeemed	(38,919)	(22,993)	(2,283,998)	(1,319,597)
Net increase (decrease)	37,159	78,540	$ 2,201,000	$ 4,449,568
Class I
Shares sold	617	-	$ 36,550	$ -
Reinvestment of distributions	16	10	961	588
Shares redeemed	(1)	-	(65)	-
Net increase (decrease)	632	10	$ 37,446	$ 588
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	4,181	4,671	$ 249,240	$ 270,903
Reinvestment of distributions	149	72	8,920	4,127
Shares redeemed	(1,276)	(1,342)	(77,210)	(76,534)
Net increase (decrease)	3,054	3,401	$ 180,950	$ 198,496
Class T
Shares sold	5,546	591	$ 327,446	$ 32,802
Reinvestment of distributions	28	16	1,667	896
Shares redeemed	(837)	(1,487)	(50,629)	(86,352)
Net increase (decrease)	4,737	(880)	$ 278,484	$ (52,654)
Class C
Shares sold	1,224	-	$ 74,000	$ -
Reinvestment of distributions	6	4	378	257
Shares redeemed	(374)	-	(22,526)	-
Net increase (decrease)	856	4	$ 51,852	$ 257
Income Replacement 2026
Shares sold	65,266	43,548	$ 3,918,081	$ 2,469,669
Reinvestment of distributions	851	515	51,071	29,638
Shares redeemed	(26,992)	(12,559)	(1,627,504)	(717,746)
Net increase (decrease)	39,125	31,504	$ 2,341,648	$ 1,781,561
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	9	507	499
Shares redeemed	-	-	-	-
Net increase (decrease)	8	9	$ 507	$ 499
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	3,506	11,628	$ 214,042	$ 695,024
Reinvestment of distributions	177	36	10,807	2,141
Shares redeemed	(1,895)	(2,162)	(115,165)	(125,714)
Net increase (decrease)	1,788	9,502	$ 109,684	$ 571,451

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class T
Shares sold	2,218	-	$ 136,892	$ -
Reinvestment of distributions	40	28	2,432	1,646
Shares redeemed	(366)	(250)	(22,198)	(14,492)
Net increase (decrease)	1,892	(222)	$ 117,126	$ (12,846)
Class C
Shares sold	2,233	340	$ 135,597	$ 20,000
Reinvestment of distributions	19	3	1,128	160
Shares redeemed	-	(38)	-	(2,200)
Net increase (decrease)	2,252	305	$ 136,725	$ 17,960
Income Replacement 2028
Shares sold	175,373	276,372	$ 10,694,133	$ 16,302,408
Reinvestment of distributions	4,797	1,779	292,689	104,546
Shares redeemed	(122,768)	(48,843)	(7,513,885)	(2,851,544)
Net increase (decrease)	57,402	229,308	$ 3,472,937	$ 13,555,410
Class I
Shares sold	3,296	-	$ 203,084	$ -
Reinvestment of distributions	39	27	2,374	1,560
Shares redeemed	-	-	-	-
Net increase (decrease)	3,335	27	$ 205,458	$ 1,560
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	1,161	3,278	$ 70,615	$ 188,799
Reinvestment of distributions	76	27	4,609	1,564
Shares redeemed	(881)	(1,623)	(53,162)	(94,101)
Net increase (decrease)	356	1,682	$ 22,062	$ 96,262
Class T
Shares sold	52	11	$ 3,208	$ 622
Reinvestment of distributions	7	3	396	200
Shares redeemed	(2)	-	(107)	-
Net increase (decrease)	57	14	$ 3,497	$ 822
Class C
Shares sold	50	911	$ 3,000	$ 54,800
Reinvestment of distributions	96	35	5,755	2,043
Shares redeemed	(406)	(732)	(24,659)	(42,088)
Net increase (decrease)	(260)	214	$ (15,904)	$ 14,755
Income Replacement 2030
Shares sold	82,991	220,687	$ 5,032,550	$ 12,803,833
Reinvestment of distributions	5,561	2,234	336,113	130,960
Shares redeemed	(63,698)	(66,109)	(3,868,628)	(3,869,452)
Net increase (decrease)	24,854	156,812	$ 1,500,035	$ 9,065,341
Class I
Shares sold	-	458	$ -	$ 25,001
Reinvestment of distributions	14	25	847	1,445
Shares redeemed	(551)	(465)	(33,612)	(28,292)
Net increase (decrease)	(537)	18	$ (32,765)	$ (1,846)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,248	4,195	$ 246,064	$ 226,000
Reinvestment of distributions	101	114	5,808	6,170
Shares redeemed	(1,760)	(3,916)	(102,430)	(224,739)
Net increase (decrease)	2,589	393	$ 149,442	$ 7,431
Class T
Shares sold	600	129	$ 35,000	$ 6,991
Reinvestment of distributions	12	13	704	732
Shares redeemed	(114)	-	(6,672)	-
Net increase (decrease)	498	142	$ 29,032	$ 7,723
Class C
Shares sold	172	824	$ 10,000	$ 46,001
Reinvestment of distributions	29	27	1,644	1,455
Shares redeemed	-	-	-	-
Net increase (decrease)	201	851	$ 11,644	$ 47,456
Income Replacement 2032
Shares sold	34,142	82,796	$ 1,958,739	$ 4,544,725
Reinvestment of distributions	2,235	2,269	128,734	123,077
Shares redeemed	(36,244)	(34,248)	(2,089,388)	(1,888,944)
Net increase (decrease)	133	50,817	$ (1,915)	$ 2,778,858
Class I
Shares sold	608	-	$ 35,000	$ -
Reinvestment of distributions	22	11	1,252	560
Shares redeemed	-	-	-	-
Net increase (decrease)	630	11	$ 36,252	$ 560
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,780	1,728	$ 165,117	$ 100,000
Reinvestment of distributions	29	7	1,769	399
Shares redeemed	(18)	-	(1,096)	-
Net increase (decrease)	2,791	1,735	$ 165,790	$ 100,399
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	38	25	2,276	1,474
Shares redeemed	-	-	-	-
Net increase (decrease)	38	25	$ 2,276	$ 1,474
Class C
Shares sold	1,221	85	$ 74,000	$ 4,814
Reinvestment of distributions	42	12	2,511	667
Shares redeemed	-	(86)	-	(5,154)
Net increase (decrease)	1,263	11	$ 76,511	$ 327
Income Replacement 2034
Shares sold	24,835	88,317	$ 1,498,589	$ 5,170,390
Reinvestment of distributions	3,072	1,329	185,302	77,616
Shares redeemed	(26,482)	(20,967)	(1,600,482)	(1,227,468)
Net increase (decrease)	1,425	68,679	$ 83,409	$ 4,020,538
Class I
Shares sold	-	1,056	$ -	$ 60,682
Reinvestment of distributions	103	71	6,223	4,133
Shares redeemed	(18)	(13)	(1,090)	(764)
Net increase (decrease)	85	1,114	$ 5,133	$ 64,051

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	4,160	2,537	$ 253,019	$ 146,968
Reinvestment of distributions	94	37	5,769	2,153
Shares redeemed	(1)	0*	(51)	(15)
Net increase (decrease)	4,253	2,574	$ 258,737	$ 149,106
Class T
Shares sold	12,423	1,978	$ 755,608	$ 116,352
Reinvestment of distributions	199	30	12,109	1,768
Shares redeemed	(2,095)	(337)	(128,956)	(19,565)
Net increase (decrease)	10,527	1,671	$ 638,761	$ 98,555
Class C
Shares sold	1,714	-	$ 103,000	$ -
Reinvestment of distributions	54	38	3,277	2,203
Shares redeemed	(571)	(518)	(34,831)	(29,991)
Net increase (decrease)	1,197	(480)	$ 71,446	$ (27,788)
Income Replacement 2036
Shares sold	60,575	58,800	$ 3,723,337	$ 3,418,581
Reinvestment of distributions	1,180	662	72,003	38,607
Shares redeemed	(17,654)	(24,467)	(1,079,909)	(1,425,529)
Net increase (decrease)	44,101	34,995	$ 2,715,431	$ 2,031,659
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	15	13
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 15	$ 13
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	353	751	$ 20,577	$ 43,225
Reinvestment of distributions	67	95	3,892	5,216
Shares redeemed	(614)	-	(35,485)	-
Net increase (decrease)	(194)	846	$ (11,016)	$ 48,441
Class T
Shares sold	-	1,339	$ -	$ 76,212
Reinvestment of distributions	49	76	2,834	4,096
Shares redeemed	(141)	(598)	(8,284)	(33,753)
Net increase (decrease)	(92)	817	$ (5,450)	$ 46,555
Class C
Shares sold	858	299	$ 50,000	$ 16,110
Reinvestment of distributions	31	63	1,825	3,427
Shares redeemed	(1,045)	-	(61,313)	-
Net increase (decrease)	(156)	362	$ (9,488)	$ 19,537
Income Replacement 2038
Shares sold	39,133	97,135	$ 2,291,014	$ 5,466,976
Reinvestment of distributions	2,388	2,020	139,599	111,764
Shares redeemed	(41,971)	(30,641)	(2,452,184)	(1,721,190)
Net increase (decrease)	(450)	68,514	$ (21,571)	$ 3,857,550
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	23	853	1,281
Shares redeemed	-	-	-	-
Net increase (decrease)	15	23	$ 853	$ 1,281

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	1,700	$ -	$ 97,306
Reinvestment of distributions	42	11	2,481	653
Shares redeemed	(103)	(42)	(6,114)	(2,337)
Net increase (decrease)	(61)	1,669	$ (3,633)	$ 95,622
Class T
Shares sold	1,830	7,541	$ 109,770	$ 438,067
Reinvestment of distributions	120	4	7,117	309
Shares redeemed	(659)	(108)	(39,850)	(6,401)
Net increase (decrease)	1,291	7,437	$ 77,037	$ 431,975
Class C
Shares sold	1,840	604	$ 108,577	$ 35,021
Reinvestment of distributions	87	66	5,180	3,568
Shares redeemed	(2,499)	0*	(149,993)	(15)
Net increase (decrease)	(572)	670	$ (36,236)	$ 38,574
Income Replacement 2040
Shares sold	53,795	101,404	$ 3,230,063	$ 5,825,239
Reinvestment of distributions	3,039	2,134	181,300	120,009
Shares redeemed	(42,220)	(41,563)	(2,537,333)	(2,382,123)
Net increase (decrease)	14,614	61,975	$ 874,030	$ 3,563,125
Class I
Shares sold	-	250	$ -	$ 13,998
Reinvestment of distributions	8	2	463	75
Shares redeemed	(3)	-	(206)	-
Net increase (decrease)	5	252	$ 257	$ 14,073
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,072	15,726	$ 125,907	$ 906,475
Reinvestment of distributions	237	154	14,198	8,830
Shares redeemed	(1,453)	(7,599)	(86,993)	(439,193)
Net increase (decrease)	856	8,281	$ 53,112	$ 476,112
Class T
Shares sold	700	5,127	$ 41,128	$ 284,223
Reinvestment of distributions	186	241	11,114	13,527
Shares redeemed	(125)	-	(7,570)	-
Net increase (decrease)	761	5,368	$ 44,672	$ 297,750
Class C
Shares sold	4,023	7,488	$ 245,084	$ 430,355
Reinvestment of distributions	121	105	7,202	5,831
Shares redeemed	(578)	(3,151)	(33,711)	(174,356)
Net increase (decrease)	3,566	4,442	$ 218,575	$ 261,830
Income Replacement 2042
Shares sold	248,290	397,829	$ 14,796,396	$ 22,936,171
Reinvestment of distributions	13,448	10,109	803,603	569,905
Shares redeemed	(249,491)	(112,551)	(14,963,034)	(6,460,739)
Net increase (decrease)	12,247	295,387	$ 636,965	$ 17,045,337

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class I
Shares sold	1,438	1,261	$ 86,458	$ 71,051
Reinvestment of distributions	64	42	3,816	2,376
Shares redeemed	(911)	(1)	(55,927)	(55)
Net increase (decrease)	591	1,302	$ 34,347	$ 73,372

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	16%	11%	25%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 24, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement FundSM and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement FundSM, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement FundsSM to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 218 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and Chief Legal Officer (CLO) of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Income Replacement 2016	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$0.256
Class T	09/14/15	09/11/15	$0.256
Class C	09/14/15	09/11/15	$0.256
Income Replacement 2018	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$0.000
Class T	09/14/15	09/11/15	$0.000
Class C	09/14/15	09/11/15	$0.000
Income Replacement 2020	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$0.883
Class T	09/14/15	09/11/15	$0.883
Class C	09/14/15	09/11/15	$0.883
Income Replacement 2022	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$0.000
Class T	09/14/15	09/11/15	$0.000
Class C	09/14/15	09/11/15	$0.000
Income Replacement 2024	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$0.746
Class T	09/14/15	09/11/15	$0.746
Class C	09/14/15	09/11/15	$0.746
Income Replacement 2026	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$0.550
Class T	09/14/15	09/11/15	$0.550
Class C	09/14/15	09/11/15	$0.550
Income Replacement 2028	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$0.716
Class T	09/14/15	09/11/15	$0.716
Class C	09/14/15	09/11/15	$0.716
Income Replacement 2030	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$1.133
Class T	09/14/15	09/11/15	$1.133
Class C	09/14/15	09/11/15	$1.133
Income Replacement2032	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$1.133
Class T	09/14/15	09/11/15	$1.133
Class C	09/14/15	09/11/15	$1.133
Income Replacement 2034	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$1.277
Class T	09/14/15	09/11/15	$1.277
Class C	09/14/15	09/11/15	$1.277
Income Replacement 2036	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$1.114
Class T	09/14/15	09/11/15	$1.114
Class C	09/14/15	09/11/15	$1.114
Income Replacement 2038	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$1.263
Class T	09/14/15	09/11/15	$1.263
Class C	09/14/15	09/11/15	$1.263
Income Replacement 2040	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$1.230
Class T	09/14/15	09/11/15	$1.230
Class C	09/14/15	09/11/15	$1.230
Income Replacement 2042	Pay Date	Record Date	Capital Gains
Class A	09/14/15	09/11/15	$1.344
Class T	09/14/15	09/11/15	$1.344
Class C	09/14/15	09/11/15	$1.344
The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2016	$124,422
Income Replacement 2020	$166,600
Income Replacement 2024	$156,993
Income Replacement 2026	$94,132
Income Replacement 2028	$443,325
Income Replacement 2030	$402,410
Income Replacement 2032	$195,470
Income Replacement 2034	$251,376
Income Replacement 2036	$227,990
Income Replacement 2038	$170,625
Income Replacement 2040	$256,271
Income Replacement 2042	$1,050,674

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class A	5.80%
Class T	5.80%
Class C	5.80%
Income Replacement 2018
Class A	5.99%
Class T	5.99%
Class C	5.99%
Income Replacement 2020
Class A	5.57%
Class T	5.57%
Class C	5.57%
Income Replacement 2022
Class A	4.67%
Class T	4.67%
Class C	4.67%
Income Replacement 2024
Class A	3.82%
Class T	3.82%
Class C	3.82%
Income Replacement 2026
Class A	3.46%
Class T	3.46%
Class C	3.46%
Income Replacement 2028
Class A	3.05%
Class T	3.05%
Class C	3.05%
Income Replacement 2030
Class A	2.86%
Class T	2.86%
Class C	2.86%
Income Replacement 2032
Class A	2.69%
Class T	2.69%
Class C	2.69%
Income Replacement 2034
Class A	2.58%
Class T	2.58%
Class C	2.58%
Income Replacement 2036
Class A	2.54%
Class T	2.54%
Class C	2.54%
Income Replacement 2038
Class A	2.48%
Class T	2.48%
Class C	2.48%
Income Replacement 2040
Class A	2.34%
Class T	2.34%
Class C	2.34%
Income Replacement 2042
Class A	2.25%
Class T	2.25%
Class C	2.25%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C
Income Replacement 2016
August 2014	48%	0%	0%
September 2014	59%	0%	0%
October 2014	52%	100%	0%
November 2014	71%	0%	0%
December 2014	39%	61%	0%
January 2015	35%	0%	0%
February 2015	39%	0%	0%
March 2015	37%	0%	0%
April 2015	20%	0%	0%
May 2015	95%	0%	0%
June 2015	26%	0%	0%
July 2015	21%	0%	0%
	Class A	Class T	Class C
Income Replacement 2018
August 2014	25%	53%	0%
September 2014	37%	67%	0%
October 2014	30%	38%	84%
November 2014	38%	71%	0%
December 2014 (Ex Date 12/19/14)	28%	28%	28%
December 2014 (Ex Date 12/30/14)	30%	35%	51%
January 2015	11%	20%	0%
February 2015	12%	28%	0%
March 2015	11%	21%	0%
April 2015	10%	13%	34%
May 2015	12%	25%	0%
June 2015	11%	17%	0%
July 2015	9%	12%	34%
	Class A	Class T	Class C
Income Replacement 2020
September 2014 (Ex Date 9/12/14)	24%	24%	24%
September 2014 (Ex Date 9/29/14)	34%	48%	100%
October 2014	29%	32%	52%
November 2014	34%	52%	0%
December 2014 (Ex Date 12/19/14)	27%	27%	27%
December 2014 (Ex Date 12/30/14)	28%	31%	38%
January 2015	13%	20%	0%
February 2015	13%	20%	0%
March 2015	12%	19%	100%
April 2015	11%	13%	22%
May 2015	12%	20%	100%
June 2015	11%	15%	49%
July 2015	11%	12%	19%
	Class A	Class T	Class C
Income Replacement 2022
August 2014	4%	6%	0%
September 2014 (Ex Date 9/12/14)	35%	35%	35%
September 2014 (Ex Date 9/29/14)	47%	56%	100%
October 2014	40%	47%	75%
November 2014	48%	75%	0%
December 2014 (Ex Date 12/19/14)	35%	35%	35%
December 2014 (Ex Date 12/30/14)	38%	42%	54%
January 2015	16%	22%	100%
February 2015	16%	28%	0%
March 2015	16%	15%	0%
April 2015	14%	30%	27%
May 2015	16%	28%	0%
June 2015	15%	20%	0%
July 2015	14%	16%	23%
	Class A	Class T	Class C
Income Replacement 2024
August 2014	24%	40%	0%
September 2014 (Ex Date 9/12/14)	38%	38%	38%
September 2014 (Ex Date 9/29/14)	48%	73%	0%
October 2014	43%	51%	79%
November 2014	52%	85%	0%
December 2014 (Ex Date 12/19/14)	38%	38%	38%
December 2014 (Ex Date 12/30/14)	41%	44%	52%
January 2015	20%	30%	0%
February 2015	20%	28%	0%
March 2015	20%	31%	0%
April 2015	17%	17%	32%
May 2015	17%	33%	0%
June 2015	17%	25%	100%
July 2015	16%	19%	28%
	Class A	Class T	Class C
Income Replacement 2026
August 2014	44%	79%	0%
September 2014	52%	84%	100%
October 2014	49%	50%	99%
November 2014	60%	99%	0%
December 2014 (Ex Date 12/19/14)	43%	43%	43%
December 2014 (Ex Date 12/30/14)	45%	49%	53%
January 2015	22%	28%	0%
February 2015	22%	40%	0%
March 2015	22%	37%	0%
April 2015	19%	22%	34%
May 2015	21%	38%	0%
June 2015	20%	27%	59%
July 2015	18%	22%	32%
	Class A	Class T	Class C
Income Replacement 2028
August 2014	46%	82%	0%
September 2014	58%	92%	0%
October 2014	51%	60%	98%
November 2014	61%	100%	100%
December 2014 (Ex Date 12/19/14)	44%	44%	44%
December 2014 (Ex Date 12/30/14)	47%	50%	59%
January 2015	23%	34%	0%
February 2015	24%	50%	0%
March 2015	23%	39%	0%
April 2015	19%	22%	33%
May 2015	23%	40%	0%
June 2015	21%	28%	70%
July 2015	19%	20%	32%
	Class A	Class T	Class C
Income Replacement 2030
August 2014	44%	94%	0%
September 2014	58%	74%	0%
October 2014	51%	63%	99%
November 2014	63%	100%	0%
December 2014 (Ex Date 12/19/14)	44%	44%	44%
December 2014 (Ex Date 12/30/14)	46%	51%	57%
January 2015	26%	33%	0%
February 2015	28%	51%	0%
March 2015	24%	41%	0%
April 2015	21%	24%	36%
May 2015	27%	47%	0%
June 2015	23%	29%	100%
July 2015	20%	23%	35%
	Class A	Class T	Class C
Income Replacement 2032
August 2014	44%	79%	0%
September 2014	61%	100%	0%
October 2014	51%	57%	85%
November 2014	63%	100%	0%
December 2014 (Ex Date 12/19/14)	45%	45%	45%
December 2014 (Ex Date 12/30/14)	48%	51%	58%
January 2015	26%	54%	0%
February 2015	23%	51%	0%
March 2015	26%	44%	0%
April 2015	21%	24%	37%
May 2015	27%	49%	0%
June 2015	23%	26%	100%
July 2015	21%	24%	35%
	Class A	Class T	Class C
Income Replacement 2034
August 2014	42%	90%	0%
September 2014	66%	100%	100%
October 2014	53%	65%	100%
November 2014	69%	100%	0%
December 2014 (Ex Date 12/19/14)	48%	48%	48%
December 2014 (Ex Date 12/30/14)	51%	54%	62%
January 2015	26%	50%	0%
February 2015	27%	49%	0%
March 2015	26%	47%	0%
April 2015	20%	24%	35%
May 2015	26%	52%	0%
June 2015	23%	31%	100%
July 2015	21%	24%	35%
	Class A	Class T	Class C
Income Replacement 2036
August 2014	50%	100%	0%
September 2014	68%	100%	0%
October 2014	52%	69%	100%
November 2014	72%	76%	0%
December 2014 (Ex Date 12/19/14)	51%	51%	51%
December 2014 (Ex Date 12/30/14)	53%	55%	64%
January 2015	29%	64%	0%
February 2015	31%	76%	0%
March 2015	30%	55%	0%
April 2015	24%	28%	42%
May 2015	31%	67%	0%
June 2015	27%	38%	100%
July 2015	24%	28%	41%
	Class A	Class T	Class C
Income Replacement 2038
August 2014	52%	100%	0%
September 2014	66%	100%	0%
October 2014	56%	67%	100%
November 2014	70%	100%	0%
December 2014 (Ex Date 12/19/14)	49%	49%	49%
December 2014 (Ex Date 12/30/14)	52%	55%	66%
January 2015	28%	50%	0%
February 2015	29%	61%	0%
March 2015	28%	49%	0%
April 2015	22%	25%	36%
May 2015	28%	55%	0%
June 2015	24%	34%	100%
July 2015	22%	25%	37%
	Class A	Class T	Class C
Income Replacement 2040
August 2014	53%	80%	0%
September 2014	70%	100%	0%
October 2014	58%	70%	100%
November 2014	78%	100%	0%
December 2014 (Ex Date 12/19/14)	52%	52%	52%
December 2014 (Ex Date 12/30/14)	54%	57%	66%
January 2015	30%	63%	0%
February 2015	31%	70%	0%
March 2015	30%	59%	0%
April 2015	23%	26%	37%
May 2015	30%	68%	0%
June 2015	25%	35%	100%
July 2015	23%	27%	67%
	Class A	Class T	Class C
Income Replacement 2042
August 2014	57%	100%	0%
September 2014	70%	100%	0%
October 2014	60%	71%	100%
November 2014	78%	100%	0%
December 2014 (Ex Date 12/19/14)	51%	51%	51%
December 2014 (Ex Date 12/30/14)	54%	57%	65%
January 2015	30%	56%	0%
February 2015	31%	63%	0%
March 2015	30%	57%	0%
April 2015	23%	27%	39%
May 2015	31%	61%	0%
June 2015	26%	35%	100%
July 2015	23%	26%	38%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-UANN-0915 1.848191.107

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class I
(formerly Institutional Class)

Annual Report

July 31, 2015

Each Class I is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fundA
Class I	1.10%	3.90%	2.85%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$19,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$31,225 Fidelity Advisor Income Replacement 2016 Fund – Class I
$36,102 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	2.11%	5.40%	3.64%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$19,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

$33,186 Fidelity Advisor Income Replacement 2018 Fund – Class I

$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	3.01%	6.49%	4.14%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

————	$34,489	Fidelity Advisor Income Replacement 2020 Fund – Class I
- - - - - -	$36,102	Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	3.76%	7.32%	4.57%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

———	$35,622	Fidelity Advisor Income Replacement 2022 Fund – Class I
- - - - -	$36,102	Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	4.33%	7.94%	4.88%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

——	$36,455	Fidelity Advisor Income Replacement 2024 Fund – Class I
- - - -	$36,102	Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fundA
Class I	4.76%	8.36%	5.03%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

37,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

———	$36,875	Fidelity Advisor Income Replacement 2026 Fund – Class I
- - - - -	$36,102	Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	5.05%	8.68%	5.16%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

38,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

$37,232 Fidelity Advisor Income Replacement 2028 Fund – Class I

$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	5.26%	8.92%	5.25%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

38,000
35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$37,496 Fidelity Advisor Income Replacement 2030 Fund – Class I
$36,102 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	5.48%	9.14%	5.30%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

——	$37,642	Fidelity Advisor Income Replacement 2032 Fund – Class I
- - - - -	$42,827	S&P 500® Index

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	5.58%	9.31%	5.30%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

——	$37,640	Fidelity Advisor Income Replacement 2034 Fund – Class I
- - - -	$42,827	S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	5.73%	9.53%	5.36%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Class I on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$37,800 Fidelity Advisor Income Replacement 2036 Fund – Class I
$42,827 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	5.84%	9.72%	5.13%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Class I on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

$36,528 Fidelity Advisor Income Replacement 2038 Fund – Class I

$42,231 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	5.98%	10.00%	5.31%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Class I on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
2015

Period Ending Values

———	$37,005	Fidelity Advisor Income Replacement 2040 Fund – Class I
- - - - -	$42,231	S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class I

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	6.17%	10.27%	5.47%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Class I on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

43,000
40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
2015
Period Ending Values
$37,436 Fidelity Advisor Income Replacement 2042 Fund – Class I
$42,231 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economy maintained uneven growth for the 12 months ending July 31, 2015. The U.S.-centric S&P 500® equity index gained 11.21%. Growth-oriented and small-cap stocks outperformed: the Nasdaq Composite Index® rose 18.71%; the Russell 2000® Index, 12.03%. Seven of 10 S&P 500® sectors gained, led by health care (+27%) and consumer discretionary (+24%). Energy (-26%) fared worst, as oil prices plunged by more than half, hurting industry profits. Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index returned - 4.45% for the period. Crude oil and the U.S. dollar weighed on multinationals and commodities producers. Resource-rich Canada (-17%) declined. Japan (+9%) exited recession amid monetary easing and a weaker yen. Despite a negative for the U.K. (- 5%) and Europe's flattish result (+1%), the Continent benefited from a trillion-euro stimulus, undermined by concern of a debt default - or eurozone exit - by Greece (- 54%), part of the emerging-markets (EM) group (-15%). Elsewhere in EM, a sharp, late-period sell-off in China (+1%) offset positive effects from easy-money policies and newly relaxed stock-market regulations. In fixed income, U.S. taxable investment-grade bonds saw a modest gain, driven largely by coupon interest payments amid expectations for stronger economic growth and higher policy interest rates. The Barclays® U.S. Aggregate Bond Index advanced 2.82% this period. The investment-grade credit segment of the Barclays index showed the most weakness relative to U.S. Treasuries. Yields increased, especially for longer-dated debt. Yield-advantaged asset classes such as U.S. corporate high yield and emerging-markets debt struggled, although they far outstripped non-U.S. major-market sovereigns.

At period end, investors remained focused on slowing U.S. earnings growth, the possible effect of a relatively stronger U.S. dollar on exports and inflation, and whether the economic slowdown in China would roil the global economy. Also, the U.S. Federal Reserve said it still expects to raise its federal funds target rate this year, but timing remains dependent on economic data.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion: For the year, all of the Funds' share classes posted positive results. The longest-dated Funds, designed for shareholders with a longer investment time horizon, delivered the highest returns. (For specific class-level results, please see the performance section of this report.) The Fund's equity holdings, in aggregate, underperformed the S&P 500® Index. Within the equity asset class, the U.S.-focused Fidelity® Blue Chip Growth Fund performed best. Despite solid gains, Fidelity® Equity-Income Fund and Fidelity Advisor® International Discovery Fund delivered the lowest results. The Funds' largest fixed-income allocation, Fidelity Total Bond Fund, produced a positive result but underperformed the Barclays® U.S. Aggregate Bond Index. Fidelity Government Income Fund slightly outpaced the Barclays index. Fidelity Strategic Real Return Fund, which includes exposure to commodities-related securities, delivered a negative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,003.40	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,002.00	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 999.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,004.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,004.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,006.50	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2018 Fund
Class T	.50%
Actual		$ 1,000.00	$ 1,005.10	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.60	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,007.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,007.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,010.60	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,013.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,013.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,019.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,017.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.02% C
Actual		$ 1,000.00	$ 1,015.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,020.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Income Replacement 2022 Fund
Class I	.00%
Actual		$ 1,000.00	$ 1,020.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,024.80	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,023.50	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,026.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,026.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,029.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,027.90	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,025.20	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,030.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,030.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,032.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,031.00	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2028 Fund
Class C	1.00%
Actual		$ 1,000.00	$ 1,028.20	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.50	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,033.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,030.80	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,035.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,035.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,035.40	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.70	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.30	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.40	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,041.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,041.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,040.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,037.50	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,042.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,042.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,043.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,041.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,044.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,044.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,045.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,043.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,041.30	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,046.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Class I	.00%
Actual		$ 1,000.00	$ 1,046.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	0.6	0.8
Fidelity Blue Chip Growth Fund	0.6	0.7
Fidelity Equity-Income Fund	0.9	1.2
Fidelity Large Cap Stock Fund	0.6	0.9
Fidelity Series 100 Index Fund	0.6	0.8
Fidelity Series Broad Market Opportunities Fund	1.0	1.3
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	4.4	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.4	0.9
Fidelity Strategic Real Return Fund	0.4	0.9
Fidelity Total Bond Fund	1.3	2.8
	2.1	4.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	77.9	62.1
Fidelity Short-Term Bond Fund	15.6	27.5
	93.5	89.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	4.4%
Investment Grade Fixed-Income Funds	2.1%
Short-Term Funds	93.5%

Six months ago
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 4.4%
	Shares	Value
Domestic Equity Funds - 4.4%
Fidelity Advisor Mid Cap II Fund Class I (b)	2,556	$ 52,219
Fidelity Blue Chip Growth Fund (b)	650	48,850
Fidelity Equity-Income Fund (b)	1,298	74,959
Fidelity Large Cap Stock Fund (b)	1,969	56,430
Fidelity Series 100 Index Fund (b)	3,535	48,850
Fidelity Series Broad Market Opportunities Fund (b)	5,417	85,908
Fidelity Series Small Cap Opportunities Fund (b)	548	7,580
TOTAL EQUITY FUNDS (Cost $261,964)		374,796
Fixed-Income Funds - 2.1%

Investment Grade Fixed-Income Funds - 2.1%
Fidelity Government Income Fund (b)	3,366	35,374
Fidelity Strategic Real Return Fund (b)	4,024	35,374
Fidelity Total Bond Fund (b)	9,913	105,280
TOTAL FIXED-INCOME FUNDS (Cost $155,777)		176,028
Short-Term Funds - 93.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	6,556,828	$ 6,556,828
Fidelity Short-Term Bond Fund (b)	153,054	1,314,734
TOTAL SHORT-TERM FUNDS (Cost $7,828,969)		7,871,562
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,246,710)		8,422,386
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397)
NET ASSETS - 100%		$ 8,421,989
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 53,884	$ 42,252	$ 43,044	$ -	$ 52,219
Fidelity Blue Chip Growth Fund	50,639	37,408	44,230	53	48,850
Fidelity Equity-Income Fund	78,226	59,013	59,441	1,937	74,959
Fidelity Government Income Fund	115,657	35,364	116,912	854	35,374
Fidelity Institutional Money Market Portfolio Institutional Class	2,636,597	5,291,755	1,371,525	4,172	6,556,828
Fidelity Large Cap Stock Fund	58,923	42,310	46,357	447	56,430
Fidelity Series 100 Index Fund	51,470	35,242	41,747	755	48,850
Fidelity Series Broad Market Opportunities Fund	88,756	65,079	70,694	280	85,908
Fidelity Series Small Cap Opportunities Fund	7,476	5,851	6,081	21	7,580
Fidelity Short-Term Bond Fund	1,391,877	1,196,262	1,272,824	12,851	1,314,734
Fidelity Strategic Real Return Fund	114,414	35,528	109,454	974	35,374
Fidelity Total Bond Fund	346,685	108,635	350,206	4,880	105,280
Total	$ 4,994,604	$ 6,954,699	$ 3,532,515	$ 27,224	$ 8,422,386
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

At period end, the Fund has greater than 75% of its net assets invested in the Fidelity Institutional Money Market Portfolio, an open-ended management investment company subject to Rule 2a-7 under the Investment Company Act and is managed by an affiliate of the investment adviser. A complete unaudited list of holdings for the Fidelity Institutional Money Market Portfolio is available upon request or at the Securities and Exchange Commission website at www.sec.gov.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,246,710) - See accompanying schedule		$ 8,422,386
Receivable for investments sold		226,903
Total assets		8,649,289

Liabilities
Payable for investments purchased	$ 226,983
Distribution and service plan fees payable	317
Total liabilities		227,300

Net Assets		$ 8,421,989
Net Assets consist of:
Paid in capital		$ 8,210,874
Undistributed net investment income		603
Accumulated undistributed net realized gain (loss) on investments		34,836
Net unrealized appreciation (depreciation) on investments		175,676
Net Assets		$ 8,421,989
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($95,907.50 ÷ 1,870.76 shares)		$ 51.27

Maximum offering price per share (100/94.25 of $51.27)		$ 54.40
Class T: Net Asset Value and redemption price per share ($102,312.60 ÷ 1,997.71 shares)		$ 51.21

Maximum offering price per share (100/96.50 of $51.21)		$ 53.07

Class C: Net Asset Value and offering price per share ($296,174.50 ÷ 5,834.90 shares)A		$ 50.76

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($7,909,631.10 ÷ 154,319.33 shares)		$ 51.25

Class I: Net Asset Value, offering price and redemption price per share ($17,963.30 ÷ 350.46 shares)		$ 51.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 27,224

Expenses
Distribution and service plan fees	$ 4,723
Independent trustees' compensation	23
Total expenses before reductions	4,746
Expense reductions	(23)	4,723
Net investment income (loss)		22,501
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	116,264
Capital gain distributions from underlying funds	18,619
Total net realized gain (loss)		134,883
Change in net unrealized appreciation (depreciation) on underlying funds		(110,667)
Net gain (loss)		24,216
Net increase (decrease) in net assets resulting from operations		$ 46,717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,501	$ 41,471
Net realized gain (loss)	134,883	271,046
Change in net unrealized appreciation (depreciation)	(110,667)	(155,891)
Net increase (decrease) in net assets resulting from operations	46,717	156,626
Distributions to shareholders from net investment income	(22,389)	(41,835)
Distributions to shareholders from net realized gain	(140,708)	(4,675)
Total distributions	(163,097)	(46,510)
Share transactions - net increase (decrease)	3,544,235	(1,448,333)
Total increase (decrease) in net assets	3,427,855	(1,338,217)

Net Assets
Beginning of period	4,994,134	6,332,351
End of period (including undistributed net investment income of $603 and undistributed net investment income of $490, respectively)	$ 8,421,989	$ 4,994,134

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Income from Investment Operations
Net investment income (loss) C	.127	.305	.500	.736	.821
Net realized and unrealized gain (loss)	.307	1.012	1.219	.842	3.054
Total from investment operations	.434	1.317	1.719	1.578	3.875
Distributions from net investment income	(.104)	(.287)	(.487)	(.733)	(.834)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.644)	(.327)	(.689)	(.938)	(1.095)
Net asset value, end of period	$ 51.27	$ 52.48	$ 51.49	$ 50.46	$ 49.82
Total ReturnA, B	.84%	2.56%	3.43%	3.23%	8.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.25%	.59%	.98%	1.49%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 185	$ 331	$ 886	$ 1,798
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Income from Investment Operations
Net investment income (loss)C	(.003)	.175	.372	.612	.698
Net realized and unrealized gain (loss)	.303	1.006	1.225	.847	3.043
Total from investment operations	.300	1.181	1.597	1.459	3.741
Distributions from net investment income	(.030)	(.161)	(.365)	(.594)	(.710)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.570)	(.201)	(.567)	(.799)	(.971)
Net asset value, end of period	$ 51.21	$ 52.48	$ 51.50	$ 50.47	$ 49.81
Total ReturnA, B	.58%	2.30%	3.18%	2.98%	8.00%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.01)%	.34%	.73%	1.24%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 120	$ 135	$ 194	$ 529
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Income from Investment Operations
Net investment income (loss)C	(.259)	(.085)	.116	.364	.453
Net realized and unrealized gain (loss)	.299	1.014	1.225	.837	3.055
Total from investment operations	.040	.929	1.341	1.201	3.508
Distributions from net investment income	-	(.039)	(.179)	(.376)	(.447)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.540)	(.079)	(.381)	(.581)	(.708)
Net asset value, end of period	$ 50.76	$ 52.26	$ 51.41	$ 50.45	$ 49.83
Total ReturnA, B	.07%	1.81%	2.67%	2.45%	7.49%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.50)%	(.16)%	.23%	.74%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296	$ 443	$ 575	$ 891	$ 759
Portfolio turnover rate D	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss)B	.255	.435	.627	.859	.944
Net realized and unrealized gain (loss)	.300	1.007	1.229	.838	3.055
Total from investment operations	.555	1.442	1.856	1.697	3.999
Distributions from net investment income	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 51.25	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnA	1.08%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.50%	.84%	1.23%	1.74%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,910	$ 4,225	$ 5,262	$ 6,124	$ 6,873
Portfolio turnover rate C	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Income from Investment Operations
Net investment income (loss)B	.255	.435	.628	.861	.945
Net realized and unrealized gain (loss)	.310	1.007	1.228	.836	3.054
Total from investment operations	.565	1.442	1.856	1.697	3.999
Distributions from net investment income	(.235)	(.422)	(.624)	(.862)	(.958)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)
Total distributions	(1.775)	(.462)	(.826)	(1.067)	(1.219)
Net asset value, end of period	$ 51.26	$ 52.47	$ 51.49	$ 50.46	$ 49.83
Total ReturnA	1.10%	2.81%	3.71%	3.48%	8.57%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.50%	.84%	1.23%	1.74%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 21	$ 30	$ 49	$ 44
Portfolio turnover rate C	64%	31%	40%	44%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	1.7	2.0
Fidelity Blue Chip Growth Fund	1.6	1.9
Fidelity Equity-Income Fund	2.4	2.9
Fidelity Large Cap Stock Fund	1.8	2.1
Fidelity Series 100 Index Fund	1.6	1.9
Fidelity Series Broad Market Opportunities Fund	2.7	3.3
Fidelity Series Small Cap Opportunities Fund	0.2	0.3
	12.0	14.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.6	5.8
Fidelity Strategic Real Return Fund	4.6	5.8
Fidelity Total Bond Fund	13.8	17.3
	23.0	28.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	40.4	34.2
Fidelity Short-Term Bond Fund	24.6	22.5
	65.0	56.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Six months ago
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 12.0%
	Shares	Value
Domestic Equity Funds - 12.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	4,984	$ 101,827
Fidelity Blue Chip Growth Fund (b)	1,258	94,554
Fidelity Equity-Income Fund (b)	2,508	144,861
Fidelity Large Cap Stock Fund (b)	3,807	109,101
Fidelity Series 100 Index Fund (b)	6,842	94,554
Fidelity Series Broad Market Opportunities Fund (b)	10,510	166,681
Fidelity Series Small Cap Opportunities Fund (b)	1,052	14,547
TOTAL EQUITY FUNDS (Cost $500,080)		726,125
Fixed-Income Funds - 23.0%

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Government Income Fund (b)	26,528	278,812
Fidelity Strategic Real Return Fund (b)	31,719	278,813
Fidelity Total Bond Fund (b)	78,818	837,043
TOTAL FIXED-INCOME FUNDS (Cost $1,381,348)		1,394,668
Short-Term Funds - 65.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,450,520	$ 2,450,520
Fidelity Short-Term Bond Fund (b)	173,438	1,489,828
TOTAL SHORT-TERM FUNDS (Cost $3,932,277)		3,940,348
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,813,705)		6,061,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(791)
NET ASSETS - 100%		$ 6,060,350
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$ 169,791	$ 38,168	$ 103,322	$ -	$ 101,827
Fidelity Blue Chip Growth Fund	159,132	25,045	104,597	176	94,554
Fidelity Equity-Income Fund	246,066	46,269	138,416	5,697	144,861
Fidelity Government Income Fund	506,949	56,000	290,859	5,605	278,812
Fidelity Institutional Money Market Portfolio Institutional Class	2,605,957	1,738,959	1,894,399	2,855	2,450,520
Fidelity Large Cap Stock Fund	185,321	27,343	110,339	1,315	109,101
Fidelity Series 100 Index Fund	161,744	19,191	97,922	2,534	94,554
Fidelity Series Broad Market Opportunities Fund	280,568	44,057	167,700	951	166,681
Fidelity Series Small Cap Opportunities Fund	23,652	5,120	15,492	67	14,547
Fidelity Short-Term Bond Fund	839,804	1,396,982	748,681	10,517	1,489,828
Fidelity Strategic Real Return Fund	501,479	57,057	247,809	6,281	278,813
Fidelity Total Bond Fund	1,519,533	184,160	864,630	32,434	837,043
Total	$ 7,199,996	$ 3,638,351	$ 4,784,166	$ 68,432	$ 6,061,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $5,813,705) - See accompanying schedule		$ 6,061,141
Receivable for investments sold		93,438
Total assets		6,154,579

Liabilities
Payable for investments purchased	$ 93,466
Distribution and service plan fees payable	763
Total liabilities		94,229

Net Assets		$ 6,060,350
Net Assets consist of:
Paid in capital		$ 6,007,375
Undistributed net investment income		939
Accumulated undistributed net realized gain (loss) on investments		(195,400)
Net unrealized appreciation (depreciation) on investments		247,436
Net Assets		$ 6,060,350
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($567,193 ÷ 10,315.07 shares)		$ 54.99

Maximum offering price per share (100/94.25 of $54.99)		$ 58.34
Class T:
Net Asset Value and redemption price per share ($357,121 ÷ 6,493.08 shares)		$ 55.00

Maximum offering price per share (100/96.50 of $55.00)		$ 56.99

Class C:
Net Asset Value and offering price per share ($578,724 ÷ 10,560.13 shares)A		$ 54.80

Income Replacement 2018:
Net Asset Value, offering price and redemption price per share ($4,262,764 ÷ 77,504.16 shares)		$ 55.00

Class I:
Net Asset Value, offering price and redemption price per share ($294,548 ÷ 5,354.99 shares)		$ 55.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 68,432

Expenses
Distribution and service plan fees	$ 10,384
Independent trustees' compensation	29
Total expenses before reductions	10,413
Expense reductions	(29)	10,384
Net investment income (loss)		58,048
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	133,174
Capital gain distributions from underlying funds	65,257
Total net realized gain (loss)		198,431
Change in net unrealized appreciation (depreciation) on underlying funds		(126,215)
Net gain (loss)		72,216
Net increase (decrease) in net assets resulting from operations		$ 130,264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,048	$ 77,651
Net realized gain (loss)	198,431	112,032
Change in net unrealized appreciation (depreciation)	(126,215)	136,996
Net increase (decrease) in net assets resulting from operations	130,264	326,679
Distributions to shareholders from net investment income	(58,273)	(77,552)
Distributions to shareholders from net realized gain	(6,904)	(9,595)
Total distributions	(65,177)	(87,147)
Share transactions - net increase (decrease)	(1,203,751)	1,221,542
Total increase (decrease) in net assets	(1,138,664)	1,461,074

Net Assets
Beginning of period	7,199,014	5,737,940
End of period (including undistributed net investment income of $939 and undistributed net investment income of $1,164, respectively)	$ 6,060,350	$ 7,199,014

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Income from Investment Operations
Net investment income (loss) C	.437	.588	.719	.774	.836
Net realized and unrealized gain (loss)	.583	2.080	2.135	.909	3.655
Total from investment operations	1.020	2.668	2.854	1.683	4.491
Distributions from net investment income	(.432)	(.579)	(.705)	(.765)	(.834)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.490)	(.658)	(.994)	(.963)	(1.071)
Net asset value, end of period	$ 54.99	$ 54.46	$ 52.45	$ 50.59	$ 49.87
Total ReturnA, B	1.88%	5.11%	5.70%	3.45%	9.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%	1.10%	1.39%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 567	$ 868	$ 774	$ 762	$ 784
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Income from Investment Operations
Net investment income (loss) C	.299	.454	.589	.651	.716
Net realized and unrealized gain (loss)	.573	2.085	2.133	.909	3.664
Total from investment operations	.872	2.539	2.722	1.560	4.380
Distributions from net investment income	(.294)	(.460)	(.573)	(.642)	(.723)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.352)	(.539)	(.862)	(.840)	(.960)
Net asset value, end of period	$ 55.00	$ 54.48	$ 52.48	$ 50.62	$ 49.90
Total ReturnA, B	1.60%	4.86%	5.43%	3.19%	9.48%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.54%	.85%	1.14%	1.32%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 444	$ 101	$ 128	$ 148
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Income from Investment Operations
Net investment income (loss) C	.024	.187	.330	.403	.469
Net realized and unrealized gain (loss)	.574	2.073	2.129	.912	3.659
Total from investment operations	.598	2.260	2.459	1.315	4.128
Distributions from net investment income	(.100)	(.201)	(.350)	(.407)	(.471)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.158)	(.280)	(.639)	(.605)	(.708)
Net asset value, end of period	$ 54.80	$ 54.36	$ 52.38	$ 50.56	$ 49.85
Total ReturnA, B	1.10%	4.32%	4.90%	2.68%	8.93%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.04%	.35%	.64%	.82%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 787	$ 498	$ 439	$ 226
Portfolio turnover rate D	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Income from Investment Operations
Net investment income (loss) B	.574	.722	.848	.898	.960
Net realized and unrealized gain (loss)	.582	2.081	2.135	.908	3.657
Total from investment operations	1.156	2.803	2.983	1.806	4.617
Distributions from net investment income	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 55.00	$ 54.47	$ 52.46	$ 50.60	$ 49.88
Total ReturnA	2.13%	5.38%	5.96%	3.71%	10.01%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,263	$ 4,665	$ 3,875	$ 3,904	$ 3,806
Portfolio turnover rate C	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Income from Investment Operations
Net investment income (loss) B	.575	.722	.849	.891	.959
Net realized and unrealized gain (loss)	.571	2.091	2.124	.915	3.668
Total from investment operations	1.146	2.813	2.973	1.806	4.627
Distributions from net investment income	(.568)	(.714)	(.834)	(.888)	(.960)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)
Total distributions	(.626)	(.793)	(1.123)	(1.086)	(1.197)
Net asset value, end of period	$ 55.00	$ 54.48	$ 52.46	$ 50.61	$ 49.89
Total ReturnA	2.11%	5.40%	5.94%	3.71%	10.03%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.04%	1.35%	1.64%	1.82%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 434	$ 491	$ 470	$ 320
Portfolio turnover rate C	56%	56%	41%	44%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.0	3.2
Fidelity Blue Chip Growth Fund	2.8	2.9
Fidelity Equity-Income Fund	4.2	4.5
Fidelity Large Cap Stock Fund	3.2	3.4
Fidelity Series 100 Index Fund	2.7	2.9
Fidelity Series Broad Market Opportunities Fund	4.9	5.2
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	21.2	22.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	0.8	1.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.5
Fidelity Strategic Real Return Fund	8.2	8.5
Fidelity Total Bond Fund	24.7	25.4
	41.1	42.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	18.4	16.7
Fidelity Short-Term Bond Fund	18.5	16.6
	36.9	33.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Six months ago
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 22.0%
	Shares	Value
Domestic Equity Funds - 21.2%
Fidelity Advisor Mid Cap II Fund Class I (b)	12,763	$ 260,741
Fidelity Blue Chip Growth Fund (b)	3,223	242,243
Fidelity Equity-Income Fund (b)	6,451	372,613
Fidelity Large Cap Stock Fund (b)	9,743	279,240
Fidelity Series 100 Index Fund (b)	17,528	242,243
Fidelity Series Broad Market Opportunities Fund (b)	26,993	428,109
Fidelity Series Small Cap Opportunities Fund (b)	2,675	36,997
TOTAL DOMESTIC EQUITY FUNDS		1,862,186
International Equity Funds - 0.8%
Fidelity Advisor International Discovery Fund Class I (b)	1,714	72,232
TOTAL EQUITY FUNDS (Cost $1,245,656)		1,934,418
Fixed-Income Funds - 41.1%

Investment Grade Fixed-Income Funds - 41.1%
Fidelity Government Income Fund (b)	68,979	724,966
Fidelity Strategic Real Return Fund (b)	82,476	724,966
Fidelity Total Bond Fund (b)	204,710	2,174,016
TOTAL FIXED-INCOME FUNDS (Cost $3,622,660)		3,623,948
Short-Term Funds - 36.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,624,121	$ 1,624,121
Fidelity Short-Term Bond Fund (b)	189,200	1,625,227
TOTAL SHORT-TERM FUNDS (Cost $3,234,786)		3,249,348
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,103,102)		8,807,714
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,006)
NET ASSETS - 100%		$ 8,806,708
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 185,587	$ 51,052	$ 171,490	$ 1,199	$ 72,232
Fidelity Advisor Mid Cap II Fund Class I	287,033	134,837	155,971	-	260,741
Fidelity Blue Chip Growth Fund	270,231	93,870	155,200	324	242,243
Fidelity Equity-Income Fund	417,164	172,753	196,997	12,432	372,613
Fidelity Government Income Fund	724,255	274,280	283,679	10,733	724,966
Fidelity Institutional Money Market Portfolio Institutional Class	1,367,711	737,689	481,280	1,697	1,624,121
Fidelity Large Cap Stock Fund	314,227	116,262	164,474	2,780	279,240
Fidelity Series 100 Index Fund	274,642	93,419	149,019	5,307	242,243
Fidelity Series Broad Market Opportunities Fund	476,090	177,059	244,441	1,962	428,109
Fidelity Series Small Cap Opportunities Fund	39,701	19,311	25,118	132	36,997
Fidelity Short-Term Bond Fund	1,365,451	742,778	482,639	14,118	1,625,227
Fidelity Strategic Real Return Fund	716,433	325,422	255,218	12,043	724,966
Fidelity Total Bond Fund	2,170,920	835,852	821,074	62,813	2,174,016
Total	$ 8,609,445	$ 3,774,584	$ 3,586,600	$ 125,540	$ 8,807,714
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,103,102) - See accompanying schedule		$ 8,807,714
Cash		6
Receivable for investments sold		83,207
Total assets		8,890,927

Liabilities
Payable for investments purchased	$ 77,226
Payable for fund shares redeemed	5,999
Distribution and service plan fees payable	994
Total liabilities		84,219

Net Assets		$ 8,806,708
Net Assets consist of:
Paid in capital		$ 8,011,298
Undistributed net investment income		1,822
Accumulated undistributed net realized gain (loss) on investments		88,976
Net unrealized appreciation (depreciation) on investments		704,612
Net Assets		$ 8,806,708
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,099,095 ÷ 19,574.7 shares)		$ 56.15

Maximum offering price per share (100/94.25 of $56.15)		$ 59.58
Class T:
Net Asset Value and redemption price per share ($204,303 ÷ 3,637.9 shares)		$ 56.16

Maximum offering price per share (100/96.50 of $56.16)		$ 58.20

Class C:
Net Asset Value and offering price per share ($809,681 ÷ 14,452.6 shares)A		$ 56.02

Income Replacement 2020:
Net Asset Value, offering price and redemption price per share ($6,502,344 ÷ 115,794.0 shares)		$ 56.15

Class I:
Net Asset Value, offering price and redemption price per share ($191,285 ÷ 3,406.4 shares)		$ 56.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 125,540

Expenses
Distribution and service plan fees	$ 9,883
Independent trustees' compensation	39
Total expenses before reductions	9,922
Expense reductions	(39)	9,883
Net investment income (loss)		115,657
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	64,727
Capital gain distributions from underlying funds	131,946
Total net realized gain (loss)		196,673
Change in net unrealized appreciation (depreciation) on underlying funds		(54,444)
Net gain (loss)		142,229
Net increase (decrease) in net assets resulting from operations		$ 257,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,657	$ 100,246
Net realized gain (loss)	196,673	111,325
Change in net unrealized appreciation (depreciation)	(54,444)	230,351
Net increase (decrease) in net assets resulting from operations	257,886	441,922
Distributions to shareholders from net investment income	(115,567)	(99,649)
Distributions to shareholders from net realized gain	(102,328)	(50,628)
Total distributions	(217,895)	(150,277)
Share transactions - net increase (decrease)	157,956	2,272,722
Total increase (decrease) in net assets	197,947	2,564,367

Net Assets
Beginning of period	8,608,761	6,044,394
End of period (including undistributed net investment income of $1,822 and undistributed net investment income of $1,732, respectively)	$ 8,806,708	$ 8,608,761

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) C	.653	.674	.770	.793	.817
Net realized and unrealized gain (loss)	.871	2.766	3.157	.884	4.128
Total from investment operations	1.524	3.440	3.927	1.677	4.945
Distributions from net investment income	(.650)	(.670)	(.774)	(.794)	(.826)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.314)	(1.090)	(1.027)	(.977)	(1.045)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 49.99
Total ReturnA, B	2.76%	6.48%	7.84%	3.44%	10.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.17%	1.23%	1.47%	1.61%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,099	$ 813	$ 411	$ 408	$ 436
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Income from Investment Operations
Net investment income (loss) C	.512	.537	.639	.670	.696
Net realized and unrealized gain (loss)	.871	2.770	3.145	.885	4.135
Total from investment operations	1.383	3.307	3.784	1.555	4.831
Distributions from net investment income	(.509)	(.527)	(.631)	(.672)	(.712)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.173)	(.947)	(.884)	(.855)	(.931)
Net asset value, end of period	$ 56.16	$ 55.95	$ 53.59	$ 50.69	$ 49.99
Total ReturnA, B	2.50%	6.22%	7.54%	3.18%	10.54%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.92%	.98%	1.22%	1.36%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204	$ 94	$ 101	$ 189	$ 196
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Income from Investment Operations
Net investment income (loss) C	.233	.262	.377	.422	.449
Net realized and unrealized gain (loss)	.862	2.759	3.151	.876	4.132
Total from investment operations	1.095	3.021	3.528	1.298	4.581
Distributions from net investment income	(.251)	(.271)	(.415)	(.435)	(.452)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(.915)	(.691)	(.668)	(.618)	(.671)
Net asset value, end of period	$ 56.02	$ 55.84	$ 53.51	$ 50.65	$ 49.97
Total ReturnA, B	1.98%	5.68%	7.02%	2.65%	9.98%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.42%	.48%	.72%	.86%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 810	$ 563	$ 322	$ 306	$ 228
Portfolio turnover rate D	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) B	.795	.813	.901	.917	.942
Net realized and unrealized gain (loss)	.866	2.762	3.160	.874	4.138
Total from investment operations	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnA	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,502	$ 7,053	$ 5,196	$ 3,945	$ 3,079
Portfolio turnover rate C	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Income from Investment Operations
Net investment income (loss) B	.793	.814	.901	.917	.939
Net realized and unrealized gain (loss)	.868	2.761	3.160	.874	4.141
Total from investment operations	1.661	3.575	4.061	1.791	5.080
Distributions from net investment income	(.787)	(.805)	(.908)	(.918)	(.951)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)
Total distributions	(1.451)	(1.225)	(1.161)	(1.101)	(1.170)
Net asset value, end of period	$ 56.15	$ 55.94	$ 53.59	$ 50.69	$ 50.00
Total ReturnA	3.01%	6.74%	8.11%	3.68%	11.10%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.42%	1.48%	1.72%	1.86%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 87	$ 14	$ 13	$ 32
Portfolio turnover rate C	41%	25%	44%	35%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	3.9	4.1
Fidelity Blue Chip Growth Fund	3.6	3.9
Fidelity Equity-Income Fund	5.6	5.9
Fidelity Large Cap Stock Fund	4.2	4.4
Fidelity Series 100 Index Fund	3.6	3.8
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.5	0.6
	27.8	29.5
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	2.7	2.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.4	0.8
Fidelity Strategic Income Fund	0.4	0.9
	0.8	1.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.0	7.8
Fidelity Strategic Real Return Fund	8.0	7.8
Fidelity Total Bond Fund	23.9	23.3
	39.9	38.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.4	13.5
Fidelity Short-Term Bond Fund	14.4	13.5
	28.8	27.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

Six months ago
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 30.5%
	Shares	Value
Domestic Equity Funds - 27.8%
Fidelity Advisor Mid Cap II Fund Class I (b)	28,332	$ 578,814
Fidelity Blue Chip Growth Fund (b)	7,168	538,640
Fidelity Equity-Income Fund (b)	14,323	827,303
Fidelity Large Cap Stock Fund (b)	21,650	620,477
Fidelity Series 100 Index Fund (b)	38,975	538,639
Fidelity Series Broad Market Opportunities Fund (b)	60,044	952,291
Fidelity Series Small Cap Opportunities Fund (b)	6,025	83,325
TOTAL DOMESTIC EQUITY FUNDS		4,139,489
International Equity Funds - 2.7%
Fidelity Advisor International Discovery Fund Class I (b)	9,390	395,796
TOTAL EQUITY FUNDS (Cost $3,834,955)		4,535,285
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 0.8%
Fidelity Capital & Income Fund (b)	6,079	59,518
Fidelity Strategic Income Fund (b)	5,599	59,518
TOTAL HIGH YIELD FIXED-INCOME FUNDS		119,036

	Shares	Value
Investment Grade Fixed-Income Funds - 39.9%
Fidelity Government Income Fund (b)	113,118	$ 1,188,875
Fidelity Strategic Real Return Fund (b)	135,253	1,188,876
Fidelity Total Bond Fund (b)	335,420	3,562,162
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,939,913
TOTAL FIXED-INCOME FUNDS (Cost $6,139,353)		6,058,949
Short-Term Funds - 28.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,142,654	2,142,654
Fidelity Short-Term Bond Fund (b)	249,436	2,142,654
TOTAL SHORT-TERM FUNDS (Cost $4,282,517)		4,285,308
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,256,825)		14,879,542
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 14,879,332
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 328,196	$ 216,045	$ 175,512	$ 2,302	$ 395,796
Fidelity Advisor Mid Cap II Fund Class I	449,169	378,330	245,113	-	578,814
Fidelity Blue Chip Growth Fund	422,046	298,374	247,106	537	538,640
Fidelity Capital & Income Fund	112,819	70,688	122,330	4,385	59,518
Fidelity Equity-Income Fund	651,661	520,151	302,273	24,558	827,303
Fidelity Government Income Fund	813,681	656,051	292,460	14,859	1,188,875
Fidelity Institutional Money Market Portfolio Institutional Class	1,372,691	1,226,041	456,078	2,115	2,142,654
Fidelity Large Cap Stock Fund	490,589	364,427	255,333	5,288	620,477
Fidelity Series 100 Index Fund	428,462	302,555	233,426	8,826	538,639
Fidelity Series Broad Market Opportunities Fund	743,479	545,049	373,245	3,289	952,291
Fidelity Series Small Cap Opportunities Fund	62,187	52,882	37,878	220	83,325
Fidelity Short-Term Bond Fund	1,370,467	1,227,052	454,899	17,341	2,142,654
Fidelity Strategic Income Fund	113,757	68,654	118,300	3,856	59,518
Fidelity Strategic Real Return Fund	805,291	720,835	252,978	15,537	1,188,876
Fidelity Total Bond Fund	2,439,971	1,984,986	841,089	87,617	3,562,162
Total	$ 10,604,466	$ 8,632,120	$ 4,408,020	$ 190,730	$ 14,879,542
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $14,256,825) - See accompanying schedule		$ 14,879,542
Receivable for investments sold		112,294
Total assets		14,991,836

Liabilities
Payable for investments purchased	$ 112,320
Distribution and service plan fees payable	184
Total liabilities		112,504

Net Assets		$ 14,879,332
Net Assets consist of:
Paid in capital		$ 14,487,877
Undistributed net investment income		3,441
Accumulated undistributed net realized gain (loss) on investments		(234,703)
Net unrealized appreciation (depreciation) on investments		622,717
Net Assets		$ 14,879,332
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($431,760 ÷ 7,366.07 shares)		$ 58.61

Maximum offering price per share (100/94.25 of $58.61)		$ 62.19
Class T:
Net Asset Value and redemption price per share ($90,010 ÷ 1,534.17 shares)		$ 58.67

Maximum offering price per share (100/96.50 of $58.67)		$ 60.80

Class C:
Net Asset Value and offering price per share ($60,028 ÷ 1,025.60 shares)A		$ 58.53

Income Replacement 2022:
Net Asset Value, offering price and redemption price per share ($14,207,789 ÷ 242,414.75 shares)		$ 58.61

Class I:
Net Asset Value, offering price and redemption price per share ($89,745 ÷ 1,531.69 shares)		$ 58.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 190,730

Expenses
Distribution and service plan fees	$ 4,536
Independent trustees' compensation	55
Total expenses before reductions	4,591
Expense reductions	(55)	4,536
Net investment income (loss)		186,194
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,942
Capital gain distributions from underlying funds	227,759
Total net realized gain (loss)		229,701
Change in net unrealized appreciation (depreciation) on underlying funds		49,031
Net gain (loss)		278,732
Net increase (decrease) in net assets resulting from operations		$ 464,926

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 186,194	$ 116,340
Net realized gain (loss)	229,701	109,308
Change in net unrealized appreciation (depreciation)	49,031	323,887
Net increase (decrease) in net assets resulting from operations	464,926	549,535
Distributions to shareholders from net investment income	(184,980)	(115,076)
Distributions to shareholders from net realized gain	(27,297)	(15,270)
Total distributions	(212,277)	(130,346)
Share transactions - net increase (decrease)	4,022,585	5,262,153
Total increase (decrease) in net assets	4,275,234	5,681,342

Net Assets
Beginning of period	10,604,098	4,922,756
End of period (including undistributed net investment income of $3,441 and undistributed net investment income of $2,228, respectively)	$ 14,879,332	$ 10,604,098

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Income from Investment Operations
Net investment income (loss) C	.686	.708	.825	.783	.817
Net realized and unrealized gain (loss)	1.311	3.351	3.933	.842	4.431
Total from investment operations	1.997	4.059	4.758	1.625	5.248
Distributions from net investment income	(.658)	(.686)	(.804)	(.784)	(.824)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.797)	(.809)	(1.058)	(.955)	(1.038)
Net asset value, end of period	$ 58.61	$ 57.41	$ 54.16	$ 50.46	$ 49.79
Total ReturnA, B	3.50%	7.54%	9.54%	3.35%	11.58%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.18%	1.26%	1.57%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 419	$ 391	$ 386	$ 72
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Income from Investment Operations
Net investment income (loss) C	.540	.581	.686	.653	.691
Net realized and unrealized gain (loss)	1.318	3.339	3.958	.871	4.434
Total from investment operations	1.858	3.920	4.644	1.524	5.125
Distributions from net investment income	(.509)	(.577)	(.680)	(.643)	(.661)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.648)	(.700)	(.934)	(.814)	(.875)
Net asset value, end of period	$ 58.67	$ 57.46	$ 54.24	$ 50.53	$ 49.82
Total ReturnA, B	3.25%	7.26%	9.29%	3.13%	11.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.49% F	.49% F	.50%	.50%
Expenses net of fee waivers, if any	.50%	.49% F	.49% F	.50%	.50%
Expenses net of all reductions	.50%	.49% F	.49% F	.50%	.50%
Net investment income (loss)	.93%	1.02%	1.30%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 26	$ 1	$ 5	$ 23
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Income from Investment Operations
Net investment income (loss) C	.245	.293	.434	.411	.447
Net realized and unrealized gain (loss)	1.323	3.354	3.919	.845	4.434
Total from investment operations	1.568	3.647	4.353	1.256	4.881
Distributions from net investment income	(.239)	(.314)	(.459)	(.405)	(.437)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.378)	(.437)	(.713)	(.576)	(.651)
Net asset value, end of period	$ 58.53	$ 57.34	$ 54.13	$ 50.49	$ 49.81
Total ReturnA, B	2.72%	6.76%	8.70%	2.58%	10.74%
Ratios to Average Net Assets D, E
Expenses before reductions	1.01% F	.99% F	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.01% F	.99% F	1.00%	1.00%	1.00%
Expenses net of all reductions	1.01% F	.99% F	1.00%	1.00%	1.00%
Net investment income (loss)	.42%	.52%	.83%	.84%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 325	$ 54	$ 28	$ 32
Portfolio turnover rate D	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Income from Investment Operations
Net investment income (loss) B	.831	.851	.956	.901	.937
Net realized and unrealized gain (loss)	1.313	3.358	3.922	.849	4.438
Total from investment operations	2.144	4.209	4.878	1.750	5.375
Distributions from net investment income	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 58.61	$ 57.41	$ 54.15	$ 50.46	$ 49.78
Total ReturnA	3.76%	7.82%	9.80%	3.62%	11.87%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,208	$ 9,774	$ 4,474	$ 3,892	$ 3,266
Portfolio turnover rate C	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Income from Investment Operations
Net investment income (loss) B	.830	.856	.957	.900	.937
Net realized and unrealized gain (loss)	1.314	3.343	3.921	.850	4.428
Total from investment operations	2.144	4.199	4.878	1.750	5.365
Distributions from net investment income	(.805)	(.826)	(.934)	(.899)	(.941)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)
Total distributions	(.944)	(.949)	(1.188)	(1.070)	(1.155)
Net asset value, end of period	$ 58.59	$ 57.39	$ 54.14	$ 50.45	$ 49.77
Total ReturnA	3.76%	7.81%	9.80%	3.62%	11.85%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.43%	1.51%	1.82%	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 61	$ 4	$ 3	$ 4
Portfolio turnover rate C	33%	26%	38%	43%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	4.7	4.9
Fidelity Blue Chip Growth Fund	4.4	4.5
Fidelity Equity-Income Fund	6.7	7.0
Fidelity Large Cap Stock Fund	5.0	5.2
Fidelity Series 100 Index Fund	4.4	4.5
Fidelity Series Broad Market Opportunities Fund	7.7	8.0
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	33.6	34.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	3.6	3.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.3	1.4
Fidelity Strategic Income Fund	1.3	1.4
	2.6	2.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.3	7.2
Fidelity Strategic Real Return Fund	7.3	7.2
Fidelity Total Bond Fund	22.0	21.6
	36.6	36.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.8	11.3
Fidelity Short-Term Bond Fund	11.8	11.2
	23.6	22.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.6%
Short-Term Funds	23.6%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 33.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	23,411	$ 478,287
Fidelity Blue Chip Growth Fund (b)	5,918	444,705
Fidelity Equity-Income Fund (b)	11,839	683,848
Fidelity Large Cap Stock Fund (b)	17,896	512,886
Fidelity Series 100 Index Fund (b)	32,178	444,705
Fidelity Series Broad Market Opportunities Fund (b)	49,598	786,629
Fidelity Series Small Cap Opportunities Fund (b)	4,930	68,181
TOTAL DOMESTIC EQUITY FUNDS		3,419,241
International Equity Funds - 3.6%
Fidelity Advisor International Discovery Fund Class I (b)	8,716	367,365
TOTAL EQUITY FUNDS (Cost $3,257,483)		3,786,606
Fixed-Income Funds - 39.2%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund (b)	13,409	131,274
Fidelity Strategic Income Fund (b)	12,349	131,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		262,548

	Shares	Value
Investment Grade Fixed-Income Funds - 36.6%
Fidelity Government Income Fund (b)	70,973	$ 745,923
Fidelity Strategic Real Return Fund (b)	84,860	745,924
Fidelity Total Bond Fund (b)	210,713	2,237,771
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,729,618
TOTAL FIXED-INCOME FUNDS (Cost $4,032,829)		3,992,166
Short-Term Funds - 23.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,198,769	1,198,769
Fidelity Short-Term Bond Fund (b)	139,554	1,198,769
TOTAL SHORT-TERM FUNDS (Cost $2,395,806)		2,397,538
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,686,118)		10,176,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(386)
NET ASSETS - 100%		$ 10,175,924
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 297,865	$ 172,003	$ 121,580	$ 2,101	$ 367,365
Fidelity Advisor Mid Cap II Fund Class I	364,312	275,982	154,375	-	478,287
Fidelity Blue Chip Growth Fund	342,422	212,819	157,746	455	444,705
Fidelity Capital & Income Fund	111,626	66,249	43,456	4,806	131,274
Fidelity Equity-Income Fund	528,460	369,161	181,292	18,905	683,848
Fidelity Government Income Fund	530,848	369,530	161,797	8,814	745,923
Fidelity Institutional Money Market Portfolio Institutional Class	804,815	618,646	224,691	1,108	1,198,769
Fidelity Large Cap Stock Fund	398,224	254,361	154,626	4,136	512,886
Fidelity Series 100 Index Fund	347,848	207,731	143,191	7,367	444,705
Fidelity Series Broad Market Opportunities Fund	603,649	385,954	227,490	2,681	786,629
Fidelity Series Small Cap Opportunities Fund	50,493	38,273	24,618	183	68,181
Fidelity Short-Term Bond Fund	803,492	617,927	222,137	9,157	1,198,769
Fidelity Strategic Income Fund	112,565	65,702	41,247	4,221	131,274
Fidelity Strategic Real Return Fund	525,221	418,510	144,682	9,975	745,924
Fidelity Total Bond Fund	1,592,669	1,131,557	472,353	51,773	2,237,771
Total	$ 7,414,509	$ 5,204,405	$ 2,475,281	$ 125,682	$ 10,176,310
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $9,686,118) - See accompanying schedule		$ 10,176,310
Receivable for investments sold		58,666
Total assets		10,234,976

Liabilities
Payable for investments purchased	$ 58,675
Distribution and service plan fees payable	377
Total liabilities		59,052

Net Assets		$ 10,175,924
Net Assets consist of:
Paid in capital		$ 9,592,489
Undistributed net investment income		2,077
Accumulated undistributed net realized gain (loss) on investments		91,166
Net unrealized appreciation (depreciation) on investments		490,192
Net Assets		$ 10,175,924

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($466,602 ÷ 7,871.30 shares)		$ 59.28

Maximum offering price per share (100/94.25 of $59.28)		$ 62.90
Class T:
Net Asset Value and redemption price per share ($333,899 ÷ 5,633.99 shares)		$ 59.27

Maximum offering price per share (100/96.50 of $59.27)		$ 61.42

Class C:
Net Asset Value and offering price per share ($168,424 ÷ 2,851.15 shares)A		$ 59.07

Income Replacement 2024:
Net Asset Value, offering price and redemption price per share ($9,139,441 ÷ 154,182.69 shares)		$ 59.28

Class I:
Net Asset Value, offering price and redemption price per share ($67,558 ÷ 1,139.82 shares)		$ 59.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 125,682

Expenses
Distribution and service plan fees	$ 3,565
Independent trustees' compensation	36
Total expenses before reductions	3,601
Expense reductions	(36)	3,565
Net investment income (loss)		122,117
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,350)
Capital gain distributions from underlying funds	182,256
Total net realized gain (loss)		174,906
Change in net unrealized appreciation (depreciation) on underlying funds		40,024
Net gain (loss)		214,930
Net increase (decrease) in net assets resulting from operations		$ 337,047

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,117	$ 78,566
Net realized gain (loss)	174,906	80,405
Change in net unrealized appreciation (depreciation)	40,024	254,535
Net increase (decrease) in net assets resulting from operations	337,047	413,506
Distributions to shareholders from net investment income	(121,535)	(77,576)
Distributions to shareholders from net realized gain	(88,369)	(28,499)
Total distributions	(209,904)	(106,075)
Share transactions - net increase (decrease)	2,634,529	4,244,822
Total increase (decrease) in net assets	2,761,672	4,552,253

Net Assets
Beginning of period	7,414,252	2,861,999
End of period (including undistributed net investment income of $2,077 and undistributed net investment income of $1,495, respectively)	$ 10,175,924	$ 7,414,252

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Income from Investment Operations
Net investment income (loss) C	.718	.718	.840	.821	.809
Net realized and unrealized gain (loss)	1.623	3.808	4.571	.771	4.667
Total from investment operations	2.341	4.526	5.411	1.592	5.476
Distributions from net investment income	(.704)	(.677)	(.900)	(.794)	(.819)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.341)	(1.016)	(1.121)	(.962)	(1.036)
Net asset value, end of period	$ 59.28	$ 58.28	$ 54.77	$ 50.48	$ 49.85
Total ReturnA, B	4.06%	8.32%	10.86%	3.29%	12.13%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.27%	1.59%	1.68%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 220	$ 424	$ 213	$ 187
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Income from Investment Operations
Net investment income (loss) C	.572	.579	.706	.699	.685
Net realized and unrealized gain (loss)	1.631	3.796	4.576	.769	4.672
Total from investment operations	2.203	4.375	5.282	1.468	5.357
Distributions from net investment income	(.566)	(.546)	(.771)	(.680)	(.690)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.203)	(.885)	(.992)	(.848)	(.907)
Net asset value, end of period	$ 59.27	$ 58.27	$ 54.78	$ 50.49	$ 49.87
Total ReturnA, B	3.82%	8.04%	10.59%	3.03%	11.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.02%	1.34%	1.43%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334	$ 190	$ 190	$ 175	$ 40
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Income from Investment Operations
Net investment income (loss) C	.276	.295	.444	.454	.443
Net realized and unrealized gain (loss)	1.618	3.791	4.564	.761	4.668
Total from investment operations	1.894	4.086	5.008	1.215	5.111
Distributions from net investment income	(.297)	(.297)	(.557)	(.437)	(.454)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(.934)	(.636)	(.778)	(.605)	(.671)
Net asset value, end of period	$ 59.07	$ 58.11	$ 54.66	$ 50.43	$ 49.82
Total ReturnA, B	3.29%	7.51%	10.03%	2.50%	11.30%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.52%	.84%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168	$ 156	$ 113	$ 170	$ 172
Portfolio turnover rate D	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) B	.866	.866	.969	.942	.933
Net realized and unrealized gain (loss)	1.628	3.805	4.563	.775	4.668
Total from investment operations	2.494	4.671	5.532	1.717	5.601
Distributions from net investment income	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 59.28	$ 58.27	$ 54.77	$ 50.49	$ 49.86
Total ReturnA	4.33%	8.60%	11.12%	3.55%	12.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,139	$ 6,818	$ 2,108	$ 1,521	$ 1,463
Portfolio turnover rate C	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Income from Investment Operations
Net investment income (loss) B	.864	.863	.969	.944	.930
Net realized and unrealized gain (loss)	1.630	3.798	4.573	.763	4.671
Total from investment operations	2.494	4.661	5.542	1.707	5.601
Distributions from net investment income	(.847)	(.832)	(1.031)	(.919)	(.944)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)
Total distributions	(1.484)	(1.171)	(1.252)	(1.087)	(1.161)
Net asset value, end of period	$ 59.27	$ 58.26	$ 54.77	$ 50.48	$ 49.86
Total ReturnA	4.33%	8.58%	11.14%	3.53%	12.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.52%	1.84%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68	$ 30	$ 27	$ 25	$ 28
Portfolio turnover rate C	29%	30%	49%	65%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.3	5.4
Fidelity Blue Chip Growth Fund	4.9	5.0
Fidelity Equity-Income Fund	7.6	7.8
Fidelity Large Cap Stock Fund	5.7	5.8
Fidelity Series 100 Index Fund	4.9	5.0
Fidelity Series Broad Market Opportunities Fund	8.7	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	37.9	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	4.5	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.7
Fidelity Strategic Income Fund	1.7	1.8
	3.4	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	6.7
Fidelity Strategic Real Return Fund	6.8	6.8
Fidelity Total Bond Fund	20.6	20.3
	34.3	33.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.9	9.6
Fidelity Short-Term Bond Fund	10.0	9.6
	19.9	19.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 37.9%
Fidelity Advisor Mid Cap II Fund Class I (b)	19,020	$ 388,572
Fidelity Blue Chip Growth Fund (b)	4,800	360,712
Fidelity Equity-Income Fund (b)	9,609	554,998
Fidelity Large Cap Stock Fund (b)	14,530	416,432
Fidelity Series 100 Index Fund (b)	26,101	360,712
Fidelity Series Broad Market Opportunities Fund (b)	40,263	638,577
Fidelity Series Small Cap Opportunities Fund (b)	4,029	55,720
TOTAL DOMESTIC EQUITY FUNDS		2,775,723
International Equity Funds - 4.5%
Fidelity Advisor International Discovery Fund Class I (b)	7,897	332,852
TOTAL EQUITY FUNDS (Cost $2,694,378)		3,108,575
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund (b)	12,581	123,170
Fidelity Strategic Income Fund (b)	11,587	123,170
TOTAL HIGH YIELD FIXED-INCOME FUNDS		246,340

	Shares	Value
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Government Income Fund (b)	47,924	$ 503,677
Fidelity Strategic Real Return Fund (b)	57,301	503,677
Fidelity Total Bond Fund (b)	142,213	1,510,297
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,517,651
TOTAL FIXED-INCOME FUNDS (Cost $2,796,948)		2,763,991
Short-Term Funds - 19.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	729,489	729,489
Fidelity Short-Term Bond Fund (b)	84,923	729,489
TOTAL SHORT-TERM FUNDS (Cost $1,457,843)		1,458,978
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,949,169)		7,331,544
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379)
NET ASSETS - 100%		$ 7,331,165
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 210,994	$ 221,590	$ 121,584	$ 1,736	$ 332,852
Fidelity Advisor Mid Cap II Fund Class I	232,405	293,262	135,533	-	388,572
Fidelity Blue Chip Growth Fund	218,622	237,219	134,574	307	360,712
Fidelity Capital & Income Fund	79,097	84,646	38,195	4,234	123,170
Fidelity Equity-Income Fund	337,591	406,545	164,783	14,600	554,998
Fidelity Government Income Fund	290,332	339,493	130,282	5,759	503,677
Fidelity Institutional Money Market Portfolio Institutional Class	403,677	490,002	164,190	669	729,489
Fidelity Large Cap Stock Fund	254,270	288,550	138,173	3,229	416,432
Fidelity Series 100 Index Fund	222,168	240,202	126,355	5,313	360,712
Fidelity Series Broad Market Opportunities Fund	384,827	436,588	204,219	1,974	638,577
Fidelity Series Small Cap Opportunities Fund	32,194	40,808	21,068	129	55,720
Fidelity Short-Term Bond Fund	403,012	493,210	166,505	5,486	729,489
Fidelity Strategic Income Fund	79,769	84,355	36,261	3,717	123,170
Fidelity Strategic Real Return Fund	287,224	367,316	117,609	6,107	503,677
Fidelity Total Bond Fund	869,392	1,026,501	375,486	34,022	1,510,297
Total	$ 4,305,574	$ 5,050,287	$ 2,074,817	$ 87,282	$ 7,331,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $6,949,169) - See accompanying schedule		$ 7,331,544
Receivable for investments sold		29,226
Receivable for fund shares sold		20,000
Total assets		7,380,770

Liabilities
Payable for investments purchased	$ 48,729
Payable for fund shares redeemed	502
Distribution and service plan fees payable	374
Total liabilities		49,605

Net Assets		$ 7,331,165
Net Assets consist of:
Paid in capital		$ 6,980,921
Undistributed net investment income		1,392
Accumulated undistributed net realized gain (loss) on investments		(33,523)
Net unrealized appreciation (depreciation) on investments		382,375
Net Assets		$ 7,331,165

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($727,009 ÷ 12,002.58 shares)		$ 60.57

Maximum offering price per share (100/94.25 of $60.57)		$ 64.27
Class T:
Net Asset Value and redemption price per share ($327,611 ÷ 5,405.23 shares)		$ 60.61

Maximum offering price per share (100/96.50 of $60.61)		$ 62.81

Class C:
Net Asset Value and offering price per share ($85,664 ÷ 1,418.20 shares)A		$ 60.40

Income Replacement 2026:
Net Asset Value, offering price and redemption price per share ($6,159,655 ÷ 101,672.69 shares)		$ 60.58

Class I:
Net Asset Value, offering price and redemption price per share ($31,226 ÷ 515.42 shares)		$ 60.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 87,282

Expenses
Distribution and service plan fees	$ 3,336
Independent trustees' compensation	24
Total expenses before reductions	3,360
Expense reductions	(24)	3,336
Net investment income (loss)		83,946
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,951)
Capital gain distributions from underlying funds	134,260
Total net realized gain (loss)		126,309
Change in net unrealized appreciation (depreciation) on underlying funds		58,449
Net gain (loss)		184,758
Net increase (decrease) in net assets resulting from operations		$ 268,704

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,946	$ 51,781
Net realized gain (loss)	126,309	53,276
Change in net unrealized appreciation (depreciation)	58,449	183,459
Net increase (decrease) in net assets resulting from operations	268,704	288,516
Distributions to shareholders from net investment income	(83,375)	(51,362)
Distributions to shareholders from net realized gain	(13,020)	(8,328)
Total distributions	(96,395)	(59,690)
Share transactions - net increase (decrease)	2,853,441	1,928,159
Total increase (decrease) in net assets	3,025,750	2,156,985

Net Assets
Beginning of period	4,305,415	2,148,430
End of period (including undistributed net investment income of $1,392 and undistributed net investment income of $821, respectively)	$ 7,331,165	$ 4,305,415

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Income from Investment Operations
Net investment income (loss) C	.724	.735	.906	.793	.750
Net realized and unrealized gain (loss)	1.910	4.084	4.920	.712	4.846
Total from investment operations	2.634	4.819	5.826	1.505	5.596
Distributions from net investment income	(.698)	(.708)	(.879)	(.789)	(.796)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.844)	(.849)	(1.106)	(.945)	(.996)
Net asset value, end of period	$ 60.57	$ 58.78	$ 54.81	$ 50.09	$ 49.53
Total ReturnA, B	4.50%	8.84%	11.79%	3.13%	12.52%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.21%	1.28%	1.73%	1.64%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 727	$ 526	$ 304	$ 139	$ 108
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) C	.574	.587	.781	.668	.630
Net realized and unrealized gain (loss)	1.910	4.098	4.911	.713	4.851
Total from investment operations	2.484	4.685	5.692	1.381	5.481
Distributions from net investment income	(.558)	(.534)	(.725)	(.675)	(.671)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.704)	(.675)	(.952)	(.831)	(.871)
Net asset value, end of period	$ 60.61	$ 58.83	$ 54.82	$ 50.08	$ 49.53
Total ReturnA, B	4.24%	8.58%	11.50%	2.87%	12.26%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.96%	1.03%	1.48%	1.39%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328	$ 39	$ 85	$ 298	$ 130
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Income from Investment Operations
Net investment income (loss) C	.278	.303	.508	.430	.387
Net realized and unrealized gain (loss)	1.899	4.086	4.915	.730	4.848
Total from investment operations	2.177	4.389	5.423	1.160	5.235
Distributions from net investment income	(.321)	(.318)	(.556)	(.374)	(.435)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.467)	(.459)	(.783)	(.530)	(.635)
Net asset value, end of period	$ 60.40	$ 58.69	$ 54.76	$ 50.12	$ 49.49
Total ReturnA, B	3.72%	8.04%	10.93%	2.40%	11.70%
Ratios to Average Net Assets D, E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.53%	.97%	.89%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 33	$ 31	$ 9	$ 184
Portfolio turnover rate D	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) B	.874	.878	1.040	.913	.878
Net realized and unrealized gain (loss)	1.909	4.094	4.914	.711	4.844
Total from investment operations	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnA	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,160	$ 3,677	$ 1,702	$ 1,309	$ 1,666
Portfolio turnover rate C	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Income from Investment Operations
Net investment income (loss) B	.875	.877	1.039	.912	.870
Net realized and unrealized gain (loss)	1.908	4.095	4.915	.712	4.852
Total from investment operations	2.783	4.972	5.954	1.624	5.722
Distributions from net investment income	(.847)	(.851)	(1.007)	(.908)	(.912)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)
Total distributions	(.993)	(.992)	(1.234)	(1.064)	(1.112)
Net asset value, end of period	$ 60.58	$ 58.79	$ 54.81	$ 50.09	$ 49.53
Total ReturnA	4.76%	9.13%	12.06%	3.39%	12.82%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.46%	1.53%	1.98%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 30	$ 27	$ 24	$ 27
Portfolio turnover rate C	35%	27%	45%	60%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	5.7	5.8
Fidelity Blue Chip Growth Fund	5.3	5.3
Fidelity Equity-Income Fund	8.1	8.2
Fidelity Large Cap Stock Fund	6.1	6.2
Fidelity Series 100 Index Fund	5.3	5.4
Fidelity Series Broad Market Opportunities Fund	9.4	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.7	41.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	5.4	5.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.4
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	19.5	19.4
	32.5	32.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.7	8.4
Fidelity Short-Term Bond Fund	8.8	8.5
	17.5	16.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 46.1%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity Advisor Mid Cap II Fund Class I (b)	77,550	$ 1,584,355
Fidelity Blue Chip Growth Fund (b)	19,566	1,470,393
Fidelity Equity-Income Fund (b)	39,172	2,262,570
Fidelity Large Cap Stock Fund (b)	59,160	1,695,538
Fidelity Series 100 Index Fund (b)	106,396	1,470,393
Fidelity Series Broad Market Opportunities Fund (b)	164,040	2,601,678
Fidelity Series Small Cap Opportunities Fund (b)	16,279	225,145
TOTAL DOMESTIC EQUITY FUNDS		11,310,072
International Equity Funds - 5.4%
Fidelity Advisor International Discovery Fund Class I (b)	35,610	1,500,968
TOTAL EQUITY FUNDS (Cost $11,186,839)		12,811,040
Fixed-Income Funds - 36.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (b)	55,648	544,796
Fidelity Strategic Income Fund (b)	51,251	544,796
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,089,592

	Shares	Value
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund (b)	171,905	$ 1,806,721
Fidelity Strategic Real Return Fund (b)	205,543	1,806,721
Fidelity Total Bond Fund (b)	510,635	5,422,944
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,036,386
TOTAL FIXED-INCOME FUNDS (Cost $10,257,965)		10,125,978
Short-Term Funds - 17.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	2,429,345	2,429,345
Fidelity Short-Term Bond Fund (b)	282,811	2,429,345
TOTAL SHORT-TERM FUNDS (Cost $4,852,484)		4,858,690
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $26,297,288)		27,795,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(485)
NET ASSETS - 100%		$ 27,795,223
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,306,846	$ 576,129	$ 468,121	$ 9,771	$ 1,500,968
Fidelity Advisor Mid Cap II Fund Class I	1,308,725	798,235	493,667	-	1,584,355
Fidelity Blue Chip Growth Fund	1,228,892	569,858	499,742	1,634	1,470,393
Fidelity Capital & Income Fund	474,251	220,592	136,814	20,664	544,796
Fidelity Equity-Income Fund	1,898,967	1,039,654	562,800	66,775	2,262,570
Fidelity Government Income Fund	1,475,362	744,248	434,745	23,587	1,806,721
Fidelity Institutional Money Market Portfolio Institutional Class	1,928,320	998,914	497,889	2,467	2,429,345
Fidelity Large Cap Stock Fund	1,430,243	702,471	496,964	14,871	1,695,538
Fidelity Series 100 Index Fund	1,247,581	554,208	448,775	27,023	1,470,393
Fidelity Series Broad Market Opportunities Fund	2,166,880	1,064,402	721,030	10,037	2,601,678
Fidelity Series Small Cap Opportunities Fund	182,716	104,086	77,016	671	225,145
Fidelity Short-Term Bond Fund	1,925,259	1,007,781	503,378	20,563	2,429,345
Fidelity Strategic Income Fund	478,222	218,899	127,711	18,151	544,796
Fidelity Strategic Real Return Fund	1,460,077	849,485	364,823	26,759	1,806,721
Fidelity Total Bond Fund	4,417,893	2,277,063	1,242,757	138,338	5,422,944
Total	$ 22,930,234	$ 11,726,025	$ 7,076,232	$ 381,311	$ 27,795,708
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $26,297,288) - See accompanying schedule		$ 27,795,708
Cash		2
Receivable for investments sold		89,835
Receivable for fund shares sold		112,300
Total assets		27,997,845

Liabilities
Payable for investments purchased	$ 202,155
Distribution and service plan fees payable	467
Total liabilities		202,622

Net Assets		$ 27,795,223
Net Assets consist of:
Paid in capital		$ 26,044,456
Undistributed net investment income		5,586
Accumulated undistributed net realized gain (loss) on investments		246,761
Net unrealized appreciation (depreciation) on investments		1,498,420
Net Assets		$ 27,795,223
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($831,908 ÷ 13,480.0 shares)		$ 61.71

Maximum offering price per share (100/94.25 of $61.71)		$ 65.47
Class T:
Net Asset Value and redemption price per share ($465,740 ÷ 7,547.3 shares)		$ 61.71

Maximum offering price per share (100/96.50 of $61.71)		$ 63.95

Class C:
Net Asset Value and offering price per share ($176,958 ÷ 2,876.2 shares)A		$ 61.52

Income Replacement 2028:
Net Asset Value, offering price and redemption price per share ($26,020,423 ÷ 421,633.6 shares)		$ 61.71

Class I:
Net Asset Value, offering price and redemption price per share ($300,194 ÷ 4,864.4 shares)		$ 61.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 381,311

Expenses
Distribution and service plan fees	$ 4,734
Independent trustees' compensation	107
Total expenses before reductions	4,841
Expense reductions	(107)	4,734
Net investment income (loss)		376,577
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,440)
Capital gain distributions from underlying funds	667,665
Total net realized gain (loss)		652,225
Change in net unrealized appreciation (depreciation) on underlying funds		231,116
Net gain (loss)		883,341
Net increase (decrease) in net assets resulting from operations		$ 1,259,918

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 376,577	$ 183,174
Net realized gain (loss)	652,225	216,043
Change in net unrealized appreciation (depreciation)	231,116	560,204
Net increase (decrease) in net assets resulting from operations	1,259,918	959,421
Distributions to shareholders from net investment income	(375,378)	(180,281)
Distributions to shareholders from net realized gain	(62,223)	(25,118)
Total distributions	(437,601)	(205,399)
Share transactions - net increase (decrease)	4,041,930	14,133,535
Total increase (decrease) in net assets	4,864,247	14,887,557

Net Assets
Beginning of period	22,930,976	8,043,419
End of period (including undistributed net investment income of $5,586 and undistributed net investment income of $4,387, respectively)	$ 27,795,223	$ 22,930,976

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Income from Investment Operations
Net investment income (loss) C	.758	.733	.868	.792	.802
Net realized and unrealized gain (loss)	2.089	4.363	5.348	.666	4.972
Total from investment operations	2.847	5.096	6.216	1.458	5.774
Distributions from net investment income	(.749)	(.713)	(.879)	(.794)	(.815)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.897)	(.876)	(1.106)	(.948)	(1.024)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.43	$ 49.92
Total ReturnA, B	4.79%	9.23%	12.49%	3.02%	12.85%
Ratios to Average Net AssetsD, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.25%	1.64%	1.63%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 832	$ 699	$ 122	$ 133	$ 133
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Income from Investment Operations
Net investment income (loss) C	.604	.580	.738	.672	.682
Net realized and unrealized gain (loss)	2.087	4.379	5.346	.678	4.975
Total from investment operations	2.691	4.959	6.084	1.350	5.657
Distributions from net investment income	(.603)	(.576)	(.767)	(.676)	(.668)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.751)	(.739)	(.994)	(.830)	(.877)
Net asset value, end of period	$ 61.71	$ 59.77	$ 55.55	$ 50.46	$ 49.94
Total ReturnA, B	4.52%	8.97%	12.21%	2.79%	12.57%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.00%	1.39%	1.38%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 338	$ 326	$ 128	$ 130
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Income from Investment Operations
Net investment income (loss) C	.296	.293	.471	.427	.438
Net realized and unrealized gain (loss)	2.081	4.369	5.346	.662	4.974
Total from investment operations	2.377	4.662	5.817	1.089	5.412
Distributions from net investment income	(.359)	(.339)	(.540)	(.435)	(.453)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(.507)	(.502)	(.767)	(.589)	(.662)
Net asset value, end of period	$ 61.52	$ 59.65	$ 55.49	$ 50.44	$ 49.94
Total ReturnA, B	4.00%	8.43%	11.65%	2.24%	12.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.50%	.89%	.88%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 37	$ 18	$ 33	$ 49
Portfolio turnover rate D	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) B	0.910	.874	1.003	.914	.925
Net realized and unrealized gain (loss)	2.088	4.376	5.340	.680	4.965
Total from investment operations	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnA	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,020	$ 21,766	$ 7,494	$ 5,405	$ 5,783
Portfolio turnover rate C	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Income from Investment Operations
Net investment income (loss) B	.906	.871	1.011	.916	.923
Net realized and unrealized gain (loss)	2.092	4.379	5.332	.678	4.967
Total from investment operations	2.998	5.250	6.343	1.594	5.890
Distributions from net investment income	(.900)	(.867)	(1.016)	(.920)	(.941)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)
Total distributions	(1.048)	(1.030)	(1.243)	(1.074)	(1.150)
Net asset value, end of period	$ 61.71	$ 59.76	$ 55.54	$ 50.44	$ 49.92
Total ReturnA	5.05%	9.52%	12.76%	3.30%	13.12%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.50%	1.89%	1.88%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 91	$ 83	$ 24	$ 27
Portfolio turnover rate C	28%	18%	34%	46%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.0	6.0
Fidelity Blue Chip Growth Fund	5.5	5.6
Fidelity Equity-Income Fund	8.5	8.6
Fidelity Large Cap Stock Fund	6.4	6.4
Fidelity Series 100 Index Fund	5.5	5.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.6	43.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	6.2	6.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.2	2.2
	4.3	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.1
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	18.5	18.4
	30.9	30.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	7.8
Fidelity Short-Term Bond Fund	8.0	7.8
	16.0	15.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 48.8%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	51,818	$ 1,058,644
Fidelity Blue Chip Growth Fund (b)	13,071	982,265
Fidelity Equity-Income Fund (b)	26,170	1,511,587
Fidelity Large Cap Stock Fund (b)	39,541	1,133,246
Fidelity Series 100 Index Fund (b)	71,076	982,265
Fidelity Series Broad Market Opportunities Fund (b)	109,644	1,738,947
Fidelity Series Small Cap Opportunities Fund (b)	10,917	150,981
TOTAL DOMESTIC EQUITY FUNDS		7,557,935
International Equity Funds - 6.2%
Fidelity Advisor International Discovery Fund Class I (b)	26,127	1,101,274
TOTAL EQUITY FUNDS (Cost $7,272,460)		8,659,209
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	39,190	383,670
Fidelity Strategic Income Fund (b)	36,093	383,670
TOTAL HIGH YIELD FIXED-INCOME FUNDS		767,340

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund (b)	104,614	$ 1,099,498
Fidelity Strategic Real Return Fund (b)	125,085	1,099,498
Fidelity Total Bond Fund (b)	310,258	3,294,939
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,493,935
TOTAL FIXED-INCOME FUNDS (Cost $6,304,130)		6,261,275
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,420,999	1,420,999
Fidelity Short-Term Bond Fund (b)	165,425	1,420,999
TOTAL SHORT-TERM FUNDS (Cost $2,836,817)		2,841,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,413,407)		17,762,482
NET OTHER ASSETS (LIABILITIES) - 0.0%		(365)
NET ASSETS - 100%		$ 17,762,117
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 1,026,963	$ 339,660	$ 330,339	$ 7,199	$ 1,101,274
Fidelity Advisor Mid Cap II Fund Class I	939,878	442,596	306,131	-	1,058,644
Fidelity Blue Chip Growth Fund	883,698	309,633	328,200	1,099	982,265
Fidelity Capital & Income Fund	357,000	121,625	85,368	14,899	383,670
Fidelity Equity-Income Fund	1,364,041	591,824	366,330	45,851	1,511,587
Fidelity Government Income Fund	976,553	357,198	246,994	14,765	1,099,498
Fidelity Institutional Money Market Portfolio Institutional Class	1,227,131	486,484	292,617	1,500	1,420,999
Fidelity Large Cap Stock Fund	1,027,000	383,839	317,839	10,234	1,133,246
Fidelity Series 100 Index Fund	898,054	301,618	297,475	18,035	982,265
Fidelity Series Broad Market Opportunities Fund	1,556,146	579,002	459,215	6,776	1,738,947
Fidelity Series Small Cap Opportunities Fund	130,853	59,280	49,836	452	150,981
Fidelity Short-Term Bond Fund	1,225,107	483,930	287,724	12,480	1,420,999
Fidelity Strategic Income Fund	360,037	124,415	83,022	13,076	383,670
Fidelity Strategic Real Return Fund	966,081	429,894	210,125	16,407	1,099,498
Fidelity Total Bond Fund	2,927,151	1,090,231	701,304	86,591	3,294,939
Total	$ 15,865,693	$ 6,101,229	$ 4,362,519	$ 249,364	$ 17,762,482
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $16,413,407) - See accompanying schedule		$ 17,762,482
Cash		1
Receivable for investments sold		81,764
Total assets		17,844,247

Liabilities
Payable for investments purchased	$ 81,775
Distribution and service plan fees payable	355
Total liabilities		82,130

Net Assets		$ 17,762,117
Net Assets consist of:
Paid in capital		$ 16,137,299
Undistributed net investment income		3,436
Accumulated undistributed net realized gain (loss) on investments		272,307
Net unrealized appreciation (depreciation) on investments		1,349,075
Net Assets		$ 17,762,117

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($285,257 ÷ 4,651.05 shares)		$ 61.33

Maximum offering price per share (100/94.25 of $61.33)		$ 65.07
Class T:
Net Asset Value and redemption price per share ($21,301 ÷ 346.68 shares)		$ 61.44

Maximum offering price per share (100/96.50 of $61.44)		$ 63.67

Class C:
Net Asset Value and offering price per share ($345,279 ÷ 5,654.85 shares)A		$ 61.06

Income Replacement 2030:
Net Asset Value, offering price and redemption price per share ($17,078,537 ÷ 278,449.96 shares)		$ 61.33

Class I:
Net Asset Value, offering price and redemption price per share ($31,743 ÷ 517.54 shares)		$ 61.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 249,364

Expenses
Distribution and service plan fees	$ 4,308
Independent trustees' compensation	72
Total expenses before reductions	4,380
Expense reductions	(72)	4,308
Net investment income (loss)		245,056
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,754
Capital gain distributions from underlying funds	452,564
Total net realized gain (loss)		456,318
Change in net unrealized appreciation (depreciation) on underlying funds		154,320
Net gain (loss)		610,638
Net increase (decrease) in net assets resulting from operations		$ 855,694

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 245,056	$ 176,350
Net realized gain (loss)	456,318	187,597
Change in net unrealized appreciation (depreciation)	154,320	629,689
Net increase (decrease) in net assets resulting from operations	855,694	993,636
Distributions to shareholders from net investment income	(244,639)	(174,314)
Distributions to shareholders from net realized gain	(191,237)	(29,274)
Total distributions	(435,876)	(203,588)
Share transactions - net increase (decrease)	1,476,925	9,175,334
Total increase (decrease) in net assets	1,896,743	9,965,382

Net Assets
Beginning of period	15,865,374	5,899,992
End of period (including undistributed net investment income of $3,436 and undistributed net investment income of $3,019, respectively)	$ 17,762,117	$ 15,865,374

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Income from Investment Operations
Net investment income (loss) C	.747	.740	.886	.815	.791
Net realized and unrealized gain (loss)	2.210	4.505	5.568	.598	5.066
Total from investment operations	2.957	5.245	6.454	1.413	5.857
Distributions from net investment income	(.746)	(.700)	(.896)	(.796)	(.801)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.467)	(.855)	(1.124)	(.943)	(.977)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.65
Total ReturnA, B	5.00%	9.51%	13.06%	2.94%	13.15%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.27%	1.67%	1.68%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285	$ 257	$ 145	$ 86	$ 72
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Income from Investment Operations
Net investment income (loss) C	.600	.597	.745	.715	.655
Net realized and unrealized gain (loss)	2.211	4.507	5.590	.598	5.076
Total from investment operations	2.811	5.104	6.335	1.313	5.731
Distributions from net investment income	(.600)	(.549)	(.757)	(.636)	(.665)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.321)	(.704)	(.985)	(.783)	(.841)
Net asset value, end of period	$ 61.44	$ 59.95	$ 55.55	$ 50.20	$ 49.67
Total ReturnA, B	4.74%	9.23%	12.78%	2.72%	12.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.51% F	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.51% F	.46%	.50%
Expenses net of all reductions	.50%	.50%	.51% F	.46%	.50%
Net investment income (loss)	.99%	1.03%	1.41%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 17	$ 15	$ 13	$ 15
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Income from Investment Operations
Net investment income (loss) C	.291	.303	.486	.451	.428
Net realized and unrealized gain (loss)	2.202	4.486	5.561	.604	5.060
Total from investment operations	2.493	4.789	6.047	1.055	5.488
Distributions from net investment income	(.352)	(.324)	(.559)	(.448)	(.452)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.073)	(.479)	(.787)	(.595)	(.628)
Net asset value, end of period	$ 61.06	$ 59.64	$ 55.33	$ 50.07	$ 49.61
Total ReturnA, B	4.22%	8.68%	12.21%	2.19%	12.30%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.52%	.92%	.93%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 345	$ 353	$ 315	$ 312	$ 270
Portfolio turnover rate D	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Income from Investment Operations
Net investment income (loss) B	.900	.888	1.015	.935	.917
Net realized and unrealized gain (loss)	2.209	4.502	5.567	.608	5.062
Total from investment operations	3.109	5.390	6.582	1.543	5.979
Distributions from net investment income	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnA	5.27%	9.78%	13.33%	3.22%	13.43%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,079	$ 15,175	$ 5,367	$ 3,558	$ 3,962
Portfolio turnover rate C	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Income from Investment Operations
Net investment income (loss) B	.902	.885	1.020	.936	.911
Net realized and unrealized gain (loss)	2.207	4.505	5.562	.607	5.058
Total from investment operations	3.109	5.390	6.582	1.543	5.969
Distributions from net investment income	(.898)	(.845)	(1.024)	(.916)	(.923)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)
Total distributions	(1.619)	(1.000)	(1.252)	(1.063)	(1.099)
Net asset value, end of period	$ 61.33	$ 59.84	$ 55.45	$ 50.12	$ 49.64
Total ReturnA	5.26%	9.78%	13.33%	3.22%	13.41%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.52%	1.92%	1.93%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 63	$ 57	$ 24	$ 27
Portfolio turnover rate C	26%	27%	32%	50%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.1	6.2
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.8	8.9
Fidelity Large Cap Stock Fund	6.6	6.6
Fidelity Series 100 Index Fund	5.7	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.9	44.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.0	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.9
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.9	17.8
	29.9	29.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.1
Fidelity Short-Term Bond Fund	7.3	7.1
	14.6	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 43.9%
Fidelity Advisor Mid Cap II Fund Class I (b)	25,730	$ 525,662
Fidelity Blue Chip Growth Fund (b)	6,494	488,054
Fidelity Equity-Income Fund (b)	13,007	751,312
Fidelity Large Cap Stock Fund (b)	19,654	563,270
Fidelity Series 100 Index Fund (b)	35,315	488,054
Fidelity Series Broad Market Opportunities Fund (b)	54,485	864,137
Fidelity Series Small Cap Opportunities Fund (b)	5,439	75,217
TOTAL DOMESTIC EQUITY FUNDS		3,755,706
International Equity Funds - 7.0%
Fidelity Advisor International Discovery Fund Class I (b)	14,154	596,605
TOTAL EQUITY FUNDS (Cost $3,423,314)		4,352,311
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	20,255	198,299
Fidelity Strategic Income Fund (b)	18,655	198,299
TOTAL HIGH YIELD FIXED-INCOME FUNDS		396,598

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (b)	48,552	$ 510,277
Fidelity Strategic Real Return Fund (b)	58,052	510,277
Fidelity Total Bond Fund (b)	144,226	1,531,683
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,552,237
TOTAL FIXED-INCOME FUNDS (Cost $2,996,740)		2,948,835
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	623,102	623,102
Fidelity Short-Term Bond Fund (b)	72,538	623,102
TOTAL SHORT-TERM FUNDS (Cost $1,244,173)		1,246,204
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,664,227)		8,547,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(245)
NET ASSETS - 100%		$ 8,547,105
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 583,182	$ 199,852	$ 222,872	$ 4,121	$ 596,605
Fidelity Advisor Mid Cap II Fund Class I	490,780	239,126	194,384	-	525,662
Fidelity Blue Chip Growth Fund	460,847	160,154	194,040	580	488,054
Fidelity Capital & Income Fund	193,429	69,964	60,016	8,009	198,299
Fidelity Equity-Income Fund	712,030	307,671	228,537	23,577	751,312
Fidelity Government Income Fund	482,104	183,012	160,928	7,204	510,277
Fidelity Institutional Money Market Portfolio Institutional Class	565,193	228,253	170,344	684	623,102
Fidelity Large Cap Stock Fund	536,114	200,310	194,743	5,309	563,270
Fidelity Series 100 Index Fund	468,251	155,335	177,203	9,882	488,054
Fidelity Series Broad Market Opportunities Fund	811,929	304,680	284,992	3,597	864,137
Fidelity Series Small Cap Opportunities Fund	68,015	32,482	30,837	240	75,217
Fidelity Short-Term Bond Fund	564,256	231,705	172,672	5,699	623,102
Fidelity Strategic Income Fund	195,065	70,741	57,820	7,031	198,299
Fidelity Strategic Real Return Fund	476,961	215,677	140,136	8,084	510,277
Fidelity Total Bond Fund	1,445,928	551,750	455,450	45,108	1,531,683
Total	$ 8,054,084	$ 3,150,712	$ 2,744,974	$ 129,125	$ 8,547,350
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $7,664,227) - See accompanying schedule		$ 8,547,350
Receivable for investments sold		40,261
Total assets		8,587,611

Liabilities
Payable for investments purchased	$ 39,412
Payable for fund shares redeemed	862
Distribution and service plan fees payable	232
Total liabilities		40,506

Net Assets		$ 8,547,105
Net Assets consist of:
Paid in capital		$ 7,517,978
Undistributed net investment income		1,604
Accumulated undistributed net realized gain (loss) on investments		144,400
Net unrealized appreciation (depreciation) on investments		883,123
Net Assets		$ 8,547,105

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($427,172 ÷ 7,299.82 shares)		$ 58.52

Maximum offering price per share (100/94.25 of $58.52)		$ 62.09
Class T:
Net Asset Value and redemption price per share ($66,818 ÷ 1,141.15 shares)		$ 58.55

Maximum offering price per share (100/96.50 of $58.55)		$ 60.67
Class C:
Net Asset Value and offering price per share ($137,054 ÷ 2,348.66 shares)A		$ 58.35

Income Replacement 2032:
Net Asset Value, offering price and redemption price per share ($7,857,829 ÷ 134,243.72 shares)		$ 58.53

Class I:
Net Asset Value, offering price and redemption price per share ($58,232 ÷ 994.84 shares)		$ 58.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 129,125

Expenses
Distribution and service plan fees	$ 2,416
Independent trustees' compensation	37
Total expenses before reductions	2,453
Expense reductions	(37)	2,416
Net investment income (loss)		126,709
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,254
Capital gain distributions from underlying funds	238,096
Total net realized gain (loss)		249,350
Change in net unrealized appreciation (depreciation) on underlying funds		76,270
Net gain (loss)		325,620
Net increase (decrease) in net assets resulting from operations		$ 452,329

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,709	$ 103,978
Net realized gain (loss)	249,350	131,313
Change in net unrealized appreciation (depreciation)	76,270	393,242
Net increase (decrease) in net assets resulting from operations	452,329	628,533
Distributions to shareholders from net investment income	(126,659)	(103,188)
Distributions to shareholders from net realized gain	(56,924)	(75,104)
Total distributions	(183,583)	(178,292)
Share transactions - net increase (decrease)	224,455	2,842,028
Total increase (decrease) in net assets	493,201	3,292,269

Net Assets
Beginning of period	8,053,904	4,761,635
End of period (including undistributed net investment income of $1,604 and undistributed net investment income of $1,555, respectively)	$ 8,547,105	$ 8,053,904

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Income from Investment Operations
Net investment income (loss) C	0.738	.718	.906	.717	.796
Net realized and unrealized gain (loss)	2.196	4.379	5.480	.618	5.086
Total from investment operations	2.934	5.097	6.386	1.335	5.882
Distributions from net investment income	(.740)	(.704)	(.852)	(.770)	(.812)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.134)	(1.417)	(1.256)	(2.495)	(1.002)
Net asset value, end of period	$ 58.52	$ 56.72	$ 53.04	$ 47.91	$ 49.07
Total ReturnA, B	5.22%	9.76%	13.55%	2.85%	13.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.37%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.30%	1.80%	1.51%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427	$ 267	$ 229	$ 217	$ 214
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Income from Investment Operations
Net investment income (loss) C	0.592	.581	.781	.599	.676
Net realized and unrealized gain (loss)	2.190	4.386	5.484	.599	5.107
Total from investment operations	2.782	4.967	6.265	1.198	5.783
Distributions from net investment income	(.598)	(.574)	(.721)	(.633)	(.693)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(.992)	(1.287)	(1.125)	(2.358)	(.883)
Net asset value, end of period	$ 58.55	$ 56.76	$ 53.08	$ 47.94	$ 49.10
Total ReturnA, B	4.94%	9.50%	13.27%	2.55%	13.14%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.62%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.05%	1.55%	1.26%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 36	$ 27	$ 24	$ 27
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Income from Investment Operations
Net investment income (loss) C	0.303	.305	.529	.358	.434
Net realized and unrealized gain (loss)	2.182	4.382	5.469	.615	5.102
Total from investment operations	2.485	4.687	5.998	.973	5.536
Distributions from net investment income	(.361)	(.344)	(.534)	(.438)	(.446)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(.755)	(1.057)	(.938)	(2.163)	(.636)
Net asset value, end of period	$ 58.35	$ 56.62	$ 52.99	$ 47.93	$ 49.12
Total ReturnA, B	4.42%	8.96%	12.68%	2.07%	12.55%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.12%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.55%	1.05%	.76%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 122	$ 69	$ 52	$ 22
Portfolio turnover rate D	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) B	0.882	.856	1.033	.836	.918
Net realized and unrealized gain (loss)	2.192	4.380	5.479	.618	5.095
Total from investment operations	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnA	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.12%	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,858	$ 7,608	$ 4,418	$ 2,991	$ 1,297
Portfolio turnover rate C	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Income from Investment Operations
Net investment income (loss) B	0.880	.856	1.032	.835	.904
Net realized and unrealized gain (loss)	2.194	4.380	5.480	.619	5.109
Total from investment operations	3.074	5.236	6.512	1.454	6.013
Distributions from net investment income	(.880)	(.843)	(.978)	(.889)	(.933)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)
Total distributions	(1.274)	(1.556)	(1.382)	(2.614)	(1.123)
Net asset value, end of period	$ 58.53	$ 56.73	$ 53.05	$ 47.92	$ 49.08
Total ReturnA	5.48%	10.04%	13.83%	3.10%	13.68%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.12%	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.55%	2.05%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58	$ 21	$ 19	$ 17	$ 19
Portfolio turnover rate C	33%	29%	30%	37%	45%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.3	6.3
Fidelity Blue Chip Growth Fund	5.8	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	45.2
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	7.7	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.7
Fidelity Strategic Real Return Fund	5.8	5.7
Fidelity Total Bond Fund	17.4	17.1
	29.0	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.7	6.6
Fidelity Short-Term Bond Fund	6.7	6.7
	13.4	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.4%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Class I (b)	28,937	$ 591,182
Fidelity Blue Chip Growth Fund (b)	7,305	548,955
Fidelity Equity-Income Fund (b)	14,605	843,607
Fidelity Large Cap Stock Fund (b)	22,101	633,409
Fidelity Series 100 Index Fund (b)	39,722	548,955
Fidelity Series Broad Market Opportunities Fund (b)	61,178	970,289
Fidelity Series Small Cap Opportunities Fund (b)	6,107	84,455
TOTAL DOMESTIC EQUITY FUNDS		4,220,852
International Equity Funds - 7.7%
Fidelity Advisor International Discovery Fund Class I (b)	17,276	728,186
TOTAL EQUITY FUNDS (Cost $3,993,678)		4,949,038
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	23,579	230,842
Fidelity Strategic Income Fund (b)	21,716	230,842
TOTAL HIGH YIELD FIXED-INCOME FUNDS		461,684

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund (b)	51,696	$ 543,324
Fidelity Strategic Real Return Fund (b)	61,812	543,324
Fidelity Total Bond Fund (b)	153,393	1,629,034
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,715,682
TOTAL FIXED-INCOME FUNDS (Cost $3,176,376)		3,177,366
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	628,717	628,717
Fidelity Short-Term Bond Fund (b)	73,192	628,717
TOTAL SHORT-TERM FUNDS (Cost $1,253,123)		1,257,434
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,423,177)		9,383,838
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209)
NET ASSETS - 100%		$ 9,383,629
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 705,091	$ 182,258	$ 201,452	$ 5,165	$ 728,186
Fidelity Advisor Mid Cap II Fund Class I	547,182	229,357	171,085	-	591,182
Fidelity Blue Chip Growth Fund	514,535	140,977	174,854	672	548,955
Fidelity Capital & Income Fund	222,186	63,159	48,486	9,411	230,842
Fidelity Equity-Income Fund	794,671	282,544	186,184	26,880	843,607
Fidelity Government Income Fund	506,842	151,446	122,450	7,738	543,324
Fidelity Institutional Money Market Portfolio Institutional Class	583,337	175,784	130,404	707	628,717
Fidelity Large Cap Stock Fund	598,743	176,673	165,710	6,014	633,409
Fidelity Series 100 Index Fund	522,911	136,003	156,312	11,311	548,955
Fidelity Series Broad Market Opportunities Fund	906,306	271,610	242,801	4,167	970,289
Fidelity Series Small Cap Opportunities Fund	76,048	30,785	28,492	280	84,455
Fidelity Short-Term Bond Fund	582,375	178,058	131,722	5,920	628,717
Fidelity Strategic Income Fund	224,086	64,652	46,575	8,269	230,842
Fidelity Strategic Real Return Fund	501,394	185,508	98,399	8,789	543,324
Fidelity Total Bond Fund	1,520,120	470,897	353,387	45,288	1,629,034
Total	$ 8,805,827	$ 2,739,711	$ 2,258,313	$ 140,611	$ 9,383,838
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $8,423,177) - See accompanying schedule		$ 9,383,838
Cash		1
Receivable for investments sold		41,371
Total assets		9,425,210

Liabilities
Payable for investments purchased	$ 41,367
Distribution and service plan fees payable	214
Total liabilities		41,581

Net Assets		$ 9,383,629
Net Assets consist of:
Paid in capital		$ 8,258,681
Undistributed net investment income		1,701
Accumulated undistributed net realized gain (loss) on investments		162,586
Net unrealized appreciation (depreciation) on investments		960,661
Net Assets		$ 9,383,629

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($300,474 ÷ 4,891.3 shares)		$ 61.43

Maximum offering price per share (100/94.25 of $61.43)		$ 65.18
Class T:
Net Asset Value and redemption price per share ($101,364 ÷ 1,649.8 shares)		$ 61.44

Maximum offering price per share (100/96.50 of $61.44)		$ 63.67
Class C:
Net Asset Value and offering price per share ($132,175 ÷ 2,158.5 shares)A		$ 61.23

Income Replacement 2034:
Net Asset Value, offering price and redemption price per share ($8,621,917 ÷ 140,385.0 shares)		$ 61.42

Class I:
Net Asset Value, offering price and redemption price per share ($227,699 ÷ 3,707.2 shares)		$ 61.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 140,611

Expenses
Distribution and service plan fees	$ 2,402
Independent trustees' compensation	41
Total expenses before reductions	2,443
Expense reductions	(41)	2,402
Net investment income (loss)		138,209
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,466
Capital gain distributions from underlying funds	274,438
Total net realized gain (loss)		278,904
Change in net unrealized appreciation (depreciation) on underlying funds		92,145
Net gain (loss)		371,049
Net increase (decrease) in net assets resulting from operations		$ 509,258

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,209	$ 94,523
Net realized gain (loss)	278,904	115,866
Change in net unrealized appreciation (depreciation)	92,145	345,996
Net increase (decrease) in net assets resulting from operations	509,258	556,385
Distributions to shareholders from net investment income	(138,207)	(93,540)
Distributions to shareholders from net realized gain	(126,265)	(34,674)
Total distributions	(264,472)	(128,214)
Share transactions - net increase (decrease)	333,119	4,186,789
Total increase (decrease) in net assets	577,905	4,614,960

Net Assets
Beginning of period	8,805,724	4,190,764
End of period (including undistributed net investment income of $1,701 and undistributed net investment income of $1,699, respectively)	$ 9,383,629	$ 8,805,724

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Income from Investment Operations
Net investment income (loss) C	0.753	.741	.840	.782	.799
Net realized and unrealized gain (loss)	2.384	4.748	6.014	.504	5.233
Total from investment operations	3.137	5.489	6.854	1.286	6.032
Distributions from net investment income	(.751)	(.723)	(.903)	(.775)	(.772)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.557)	(1.079)	(1.114)	(.916)	(.972)
Net asset value, end of period	$ 61.43	$ 59.85	$ 55.44	$ 49.70	$ 49.33
Total ReturnA, B	5.31%	9.97%	13.98%	2.71%	13.69%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.24%	1.27%	1.60%	1.63%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 126	$ 20	$ 18	$ 20
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Income from Investment Operations
Net investment income (loss) C	0.602	.592	.719	.662	.681
Net realized and unrealized gain (loss)	2.387	4.742	6.008	.490	5.247
Total from investment operations	2.989	5.334	6.727	1.152	5.928
Distributions from net investment income	(.593)	(.568)	(.776)	(.651)	(.658)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.399)	(.924)	(.987)	(.792)	(.858)
Net asset value, end of period	$ 61.44	$ 59.85	$ 55.44	$ 49.70	$ 49.34
Total ReturnA, B	5.06%	9.68%	13.71%	2.42%	13.45%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.99%	1.02%	1.35%	1.38%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 96	$ 88	$ 23	$ 27
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Income from Investment Operations
Net investment income (loss) C	0.298	.300	.448	.424	.439
Net realized and unrealized gain (loss)	2.370	4.746	6.020	.490	5.239
Total from investment operations	2.668	5.046	6.468	.914	5.678
Distributions from net investment income	(.372)	(.340)	(.567)	(.443)	(.408)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.178)	(.696)	(.778)	(.584)	(.608)
Net asset value, end of period	$ 61.23	$ 59.74	$ 55.39	$ 49.70	$ 49.37
Total ReturnA, B	4.52%	9.15%	13.15%	1.92%	12.85%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.52%	.86%	.89%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132	$ 54	$ 49	$ 43	$ 20
Portfolio turnover rate D	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) B	0.905	.885	.975	.903	.921
Net realized and unrealized gain (loss)	2.396	4.738	6.009	.505	5.227
Total from investment operations	3.301	5.623	6.984	1.408	6.148
Distributions from net investment income	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 61.42	$ 59.82	$ 55.41	$ 49.67	$ 49.31
Total ReturnA	5.60%	10.23%	14.27%	2.97%	13.97%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,622	$ 8,313	$ 3,894	$ 2,123	$ 2,066
Portfolio turnover rate C	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Income from Investment Operations
Net investment income (loss) B	0.906	.884	.972	.904	.922
Net realized and unrealized gain (loss)	2.385	4.739	6.022	.504	5.226
Total from investment operations	3.291	5.623	6.994	1.408	6.148
Distributions from net investment income	(.895)	(.857)	(1.033)	(.907)	(.898)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)
Total distributions	(1.701)	(1.213)	(1.244)	(1.048)	(1.098)
Net asset value, end of period	$ 61.42	$ 59.83	$ 55.42	$ 49.67	$ 49.31
Total ReturnA	5.58%	10.23%	14.29%	2.97%	13.97%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.52%	1.85%	1.89%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 228	$ 217	$ 139	$ 122	$ 107
Portfolio turnover rate C	24%	19%	35%	34%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	6.0
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	46.0
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	8.6	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.8	16.7
	28.0	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.3	6.1
Fidelity Short-Term Bond Fund	6.2	6.0
	12.5	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 54.4%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Class I (b)	35,404	$ 723,304
Fidelity Blue Chip Growth Fund (b)	8,949	672,526
Fidelity Equity-Income Fund (b)	17,895	1,033,614
Fidelity Large Cap Stock Fund (b)	27,049	775,211
Fidelity Series 100 Index Fund (b)	48,663	672,526
Fidelity Series Broad Market Opportunities Fund (b)	74,989	1,189,333
Fidelity Series Small Cap Opportunities Fund (b)	7,506	103,813
TOTAL DOMESTIC EQUITY FUNDS		5,170,327
International Equity Funds - 8.6%
Fidelity Advisor International Discovery Fund Class I (b)	22,862	963,653
TOTAL EQUITY FUNDS (Cost $5,291,177)		6,133,980
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	29,737	291,127
Fidelity Strategic Income Fund (b)	27,387	291,127
TOTAL HIGH YIELD FIXED-INCOME FUNDS		582,254

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund (b)	60,124	$ 631,904
Fidelity Strategic Real Return Fund (b)	71,889	631,904
Fidelity Total Bond Fund (b)	178,504	1,895,712
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,159,520
TOTAL FIXED-INCOME FUNDS (Cost $3,815,782)		3,741,774
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	704,121	704,121
Fidelity Short-Term Bond Fund (b)	81,970	704,121
TOTAL SHORT-TERM FUNDS (Cost $1,407,757)		1,408,242
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,514,716)		11,283,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(920)
NET ASSETS - 100%		$ 11,283,076
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 640,937	$ 461,326	$ 193,095	$ 5,137	$ 963,653
Fidelity Advisor Mid Cap II Fund Class I	461,619	418,415	145,451	-	723,304
Fidelity Blue Chip Growth Fund	433,268	322,064	152,978	593	672,526
Fidelity Capital & Income Fund	192,744	144,826	39,730	9,844	291,127
Fidelity Equity-Income Fund	669,628	567,379	150,876	28,477	1,033,614
Fidelity Government Income Fund	411,552	316,380	101,917	7,481	631,904
Fidelity Institutional Money Market Portfolio Institutional Class	434,802	358,453	89,134	663	704,121
Fidelity Large Cap Stock Fund	504,538	390,047	137,745	6,113	775,211
Fidelity Series 100 Index Fund	440,371	319,408	131,141	10,462	672,526
Fidelity Series Broad Market Opportunities Fund	764,088	593,376	199,309	3,900	1,189,333
Fidelity Series Small Cap Opportunities Fund	64,339	56,758	23,686	251	103,813
Fidelity Short-Term Bond Fund	434,082	360,131	89,772	5,450	704,121
Fidelity Strategic Income Fund	194,393	147,777	39,331	8,642	291,127
Fidelity Strategic Real Return Fund	407,116	347,213	77,528	8,447	631,904
Fidelity Total Bond Fund	1,234,333	950,078	275,756	44,079	1,895,712
Total	$ 7,287,810	$ 5,753,631	$ 1,847,449	$ 139,539	$ 11,283,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $10,514,716) - See accompanying schedule		$ 11,283,996
Receivable for investments sold		50,587
Total assets		11,334,583

Liabilities
Payable for investments purchased	$ 50,597
Distribution and service plan fees payable	910
Total liabilities		51,507

Net Assets		$ 11,283,076
Net Assets consist of:
Paid in capital		$ 10,350,294
Undistributed net investment income		1,828
Accumulated undistributed net realized gain (loss) on investments		161,674
Net unrealized appreciation (depreciation) on investments		769,280
Net Assets		$ 11,283,076
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($451,616.3 ÷ 7,283.977 shares)		$ 62.00

Maximum offering price per share (100/94.25 of $62.00)		$ 65.78
Class T:
Net Asset Value and redemption price per share ($1,087,848.3 ÷ 17,555.953 shares)		$ 61.96

Maximum offering price per share (100/96.50 of $61.96)		$ 64.21

Class C:
Net Asset Value and offering price per share ($444,487.1 ÷ 7,203.252 shares)A		$ 61.71

Income Replacement 2036:
Net Asset Value, offering price and redemption price per share ($9,298,314.7 ÷ 149,938.582 shares)		$ 62.01

Class I:
Net Asset Value, offering price and redemption price per share ($809.2 ÷ 13.037 shares)		$ 62.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 139,539

Expenses
Distribution and service plan fees	$ 9,857
Independent trustees' compensation	39
Total expenses before reductions	9,896
Expense reductions	(39)	9,857
Net investment income (loss)		129,682
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,007)
Capital gain distributions from underlying funds	260,827
Total net realized gain (loss)		245,820
Change in net unrealized appreciation (depreciation) on underlying funds		105,008
Net gain (loss)		350,828
Net increase (decrease) in net assets resulting from operations		$ 480,510

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,682	$ 88,773
Net realized gain (loss)	245,820	114,779
Change in net unrealized appreciation (depreciation)	105,008	356,267
Net increase (decrease) in net assets resulting from operations	480,510	559,819
Distributions to shareholders from net investment income	(129,153)	(88,233)
Distributions to shareholders from net realized gain	(39,965)	(17,586)
Total distributions	(169,118)	(105,819)
Share transactions - net increase (decrease)	3,684,390	2,251,545
Total increase (decrease) in net assets	3,995,782	2,705,545

Net Assets
Beginning of period	7,287,294	4,581,749
End of period (including undistributed net investment income of $1,828 and undistributed net investment income of $1,300, respectively)	$ 11,283,076	$ 7,287,294

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Income from Investment Operations
Net investment income (loss) C	0.753	.751	.939	.760	.811
Net realized and unrealized gain (loss)	2.474	4.831	6.075	.441	5.306
Total from investment operations	3.227	5.582	7.014	1.201	6.117
Distributions from net investment income	(.743)	(.734)	(.913)	(.784)	(.771)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.017)	(.912)	(1.094)	(.921)	(.927)
Net asset value, end of period	$ 62.00	$ 59.79	$ 55.12	$ 49.20	$ 48.92
Total ReturnA, B	5.44%	10.18%	14.45%	2.56%	14.05%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.29%	1.80%	1.60%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 452	$ 181	$ 25	$ 27	$ 31
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Income from Investment Operations
Net investment income (loss) C	0.600	.601	.809	.641	.693
Net realized and unrealized gain (loss)	2.475	4.822	6.077	.448	5.287
Total from investment operations	3.075	5.423	6.886	1.089	5.980
Distributions from net investment income	(.591)	(.585)	(.785)	(.672)	(.654)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(.865)	(.763)	(.966)	(.809)	(.810)
Net asset value, end of period	$ 61.96	$ 59.75	$ 55.09	$ 49.17	$ 48.89
Total ReturnA, B	5.18%	9.89%	14.18%	2.32%	13.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.98%	1.04%	1.55%	1.35%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,088	$ 420	$ 295	$ 278	$ 288
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Income from Investment Operations
Net investment income (loss) C	0.294	.310	.553	.404	.454
Net realized and unrealized gain (loss)	2.471	4.816	6.061	.445	5.293
Total from investment operations	2.765	5.126	6.614	.849	5.747
Distributions from net investment income	(.361)	(.348)	(.593)	(.452)	(.451)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(.635)	(.526)	(.774)	(.589)	(.607)
Net asset value, end of period	$ 61.71	$ 59.58	$ 54.98	$ 49.14	$ 48.88
Total ReturnA, B	4.66%	9.35%	13.60%	1.80%	13.17%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.54%	1.06%	.85%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444	$ 358	$ 357	$ 174	$ 216
Portfolio turnover rate D	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Income from Investment Operations
Net investment income (loss) B	0.907	.893	1.073	.880	.939
Net realized and unrealized gain (loss)	2.472	4.833	6.070	.445	5.291
Total from investment operations	3.379	5.726	7.143	1.325	6.230
Distributions from net investment income	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 62.01	$ 59.79	$ 55.11	$ 49.19	$ 48.91
Total ReturnA	5.70%	10.46%	14.74%	2.82%	14.32%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,298	$ 6,327	$ 3,904	$ 2,363	$ 2,433
Portfolio turnover rate C	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Income from Investment Operations
Net investment income (loss) B	0.901	.869	1.108	.873	.929
Net realized and unrealized gain (loss)	2.498	4.877	6.065	.452	5.291
Total from investment operations	3.399	5.746	7.173	1.325	6.220
Distributions from net investment income	(.885)	(.868)	(1.042)	(.908)	(.894)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)
Total distributions	(1.159)	(1.046)	(1.223)	(1.045)	(1.050)
Net asset value, end of period	$ 62.07	$ 59.83	$ 55.13	$ 49.18	$ 48.90
Total ReturnA	5.73%	10.49%	14.80%	2.82%	14.30%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.54%	2.05%	1.85%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 28
Portfolio turnover rate C	20%	25%	25%	62%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.5	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.3	9.4
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.1	6.1
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.6	46.8
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	9.4	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.7	2.7
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.5
	27.6	27.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.5	5.3
Fidelity Short-Term Bond Fund	5.5	5.3
	11.0	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Six months ago
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	21,356	$ 436,299
Fidelity Blue Chip Growth Fund (b)	5,388	404,896
Fidelity Equity-Income Fund (b)	10,781	622,712
Fidelity Large Cap Stock Fund (b)	16,296	467,034
Fidelity Series 100 Index Fund (b)	29,298	404,896
Fidelity Series Broad Market Opportunities Fund (b)	45,161	716,252
Fidelity Series Small Cap Opportunities Fund (b)	4,493	62,138
TOTAL DOMESTIC EQUITY FUNDS		3,114,227
International Equity Funds - 9.4%
Fidelity Advisor International Discovery Fund Class I (b)	14,821	624,716
TOTAL EQUITY FUNDS (Cost $3,049,098)		3,738,943
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (b)	18,427	180,399
Fidelity Strategic Income Fund (b)	16,971	180,399
TOTAL HIGH YIELD FIXED-INCOME FUNDS		360,798

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (b)	35,092	$ 368,816
Fidelity Strategic Real Return Fund (b)	41,959	368,816
Fidelity Total Bond Fund (b)	104,311	1,107,787
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,845,419
TOTAL FIXED-INCOME FUNDS (Cost $2,194,707)		2,206,217
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	368,148	368,148
Fidelity Short-Term Bond Fund (b)	42,858	368,148
TOTAL SHORT-TERM FUNDS (Cost $733,639)		736,296
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,977,444)		6,681,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(213)
NET ASSETS - 100%		$ 6,681,243
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 627,406	$ 246,292	$ 285,982	$ 4,112	$ 624,716
Fidelity Advisor Mid Cap II Fund Class I	420,758	229,895	205,203	-	436,299
Fidelity Blue Chip Growth Fund	395,403	163,822	202,456	517	404,896
Fidelity Capital & Income Fund	181,213	76,537	72,828	7,541	180,399
Fidelity Equity-Income Fund	611,104	295,487	247,956	20,105	622,712
Fidelity Government Income Fund	361,466	157,587	155,140	5,423	368,816
Fidelity Institutional Money Market Portfolio Institutional Class	344,380	160,947	137,179	414	368,148
Fidelity Large Cap Stock Fund	459,909	197,852	208,771	4,269	467,034
Fidelity Series 100 Index Fund	401,816	160,961	192,134	7,757	404,896
Fidelity Series Broad Market Opportunities Fund	696,988	298,840	306,560	2,928	716,252
Fidelity Series Small Cap Opportunities Fund	58,296	31,405	31,692	204	62,138
Fidelity Short-Term Bond Fund	343,829	161,877	137,642	3,457	368,148
Fidelity Strategic Income Fund	182,767	77,593	71,119	6,617	180,399
Fidelity Strategic Real Return Fund	357,572	181,561	139,049	5,973	368,816
Fidelity Total Bond Fund	1,084,131	481,274	450,960	31,712	1,107,787
Total	$ 6,527,038	$ 2,921,930	$ 2,844,671	$ 101,029	$ 6,681,456
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $5,977,444) - See accompanying schedule		$ 6,681,456
Receivable for investments sold		31,191
Total assets		6,712,647

Liabilities
Payable for investments purchased	$ 31,203
Distribution and service plan fees payable	201
Total liabilities		31,404

Net Assets		$ 6,681,243
Net Assets consist of:
Paid in capital		$ 5,860,559
Undistributed net investment income		1,169
Accumulated undistributed net realized gain (loss) on investments		115,503
Net unrealized appreciation (depreciation) on investments		704,012
Net Assets		$ 6,681,243

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($171,538 ÷ 2,879.45 shares)		$ 59.57

Maximum offering price per share (100/94.25 of $59.57)		$ 63.20
Class T:
Net Asset Value and redemption price per share ($190,670 ÷ 3,201.07 shares)		$ 59.56

Maximum offering price per share (100/96.50 of $59.56)		$ 61.72

Class C:
Net Asset Value and offering price per share ($103,948 ÷ 1,752.84 shares)A		$ 59.30

Income Replacement 2038:
Net Asset Value, offering price and redemption price per share ($6,180,707 ÷ 103,732.73 shares)		$ 59.58

Class I:
Net Asset Value, offering price and redemption price per share ($34,380 ÷ 577.07 shares)		$ 59.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 101,029

Expenses
Distribution and service plan fees	$ 2,458
Independent trustees' compensation	29
Total expenses before reductions	2,487
Expense reductions	(29)	2,458
Net investment income (loss)		98,571
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,667)
Capital gain distributions from underlying funds	198,303
Total net realized gain (loss)		189,636
Change in net unrealized appreciation (depreciation) on underlying funds		85,822
Net gain (loss)		275,458
Net increase (decrease) in net assets resulting from operations		$ 374,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,571	$ 67,889
Net realized gain (loss)	189,636	72,400
Change in net unrealized appreciation (depreciation)	85,822	248,398
Net increase (decrease) in net assets resulting from operations	374,029	388,687
Distributions to shareholders from net investment income	(98,552)	(67,101)
Distributions to shareholders from net realized gain	(74,391)	(79,768)
Total distributions	(172,943)	(146,869)
Share transactions - net increase (decrease)	(46,672)	3,973,364
Total increase (decrease) in net assets	154,414	4,215,182

Net Assets
Beginning of period	6,526,829	2,311,647
End of period (including undistributed net investment income of $1,169 and undistributed net investment income of $1,151, respectively)	$ 6,681,243	$ 6,526,829

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) C	.718	.738	.953	.739	.858
Net realized and unrealized gain (loss)	2.463	4.763	6.186	.384	5.317
Total from investment operations	3.181	5.501	7.139	1.123	6.175
Distributions from net investment income	(.712)	(.688)	(.909)	(.769)	(.802)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.351)	(2.201)	(1.109)	(.903)	(.995)
Net asset value, end of period	$ 59.57	$ 57.74	$ 54.44	$ 48.41	$ 48.19
Total ReturnA, B	5.58%	10.39%	14.95%	2.44%	14.43%
Ratios to Average Net AssetsD, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.31%	1.85%	1.59%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 178	$ 121	$ 76	$ 34
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Income from Investment Operations
Net investment income (loss) C	.571	.599	.820	.624	.736
Net realized and unrealized gain (loss)	2.456	4.761	6.201	.367	5.326
Total from investment operations	3.027	5.360	7.021	.991	6.062
Distributions from net investment income	(.568)	(.547)	(.781)	(.647)	(.689)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.207)	(2.060)	(.981)	(.781)	(.882)
Net asset value, end of period	$ 59.56	$ 57.74	$ 54.44	$ 48.40	$ 48.19
Total ReturnA, B	5.30%	10.11%	14.69%	2.15%	14.15%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.07%	1.59%	1.34%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 190	$ 135	$ 105	$ 127
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Income from Investment Operations
Net investment income (loss) C	.276	.315	.561	.390	.505
Net realized and unrealized gain (loss)	2.444	4.755	6.186	.379	5.319
Total from investment operations	2.720	5.070	6.747	.769	5.824
Distributions from net investment income	(.341)	(.327)	(.587)	(.435)	(.441)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(.980)	(1.840)	(.787)	(.569)	(.634)
Net asset value, end of period	$ 59.30	$ 57.56	$ 54.33	$ 48.37	$ 48.17
Total ReturnA, B	4.77%	9.57%	14.10%	1.67%	13.59%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.56%	1.09%	.84%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 110	$ 84	$ 74	$ 72
Portfolio turnover rate D	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) B	.865	.881	1.076	.857	.969
Net realized and unrealized gain (loss)	2.464	4.759	6.200	.377	5.332
Total from investment operations	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnA	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,181	$ 6,017	$ 1,942	$ 1,811	$ 1,345
Portfolio turnover rate C	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Income from Investment Operations
Net investment income (loss) B	.865	.879	1.078	.857	.973
Net realized and unrealized gain (loss)	2.464	4.761	6.198	.377	5.328
Total from investment operations	3.329	5.640	7.276	1.234	6.301
Distributions from net investment income	(.860)	(.827)	(1.036)	(.880)	(.918)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)
Total distributions	(1.499)	(2.340)	(1.236)	(1.014)	(1.111)
Net asset value, end of period	$ 59.58	$ 57.75	$ 54.45	$ 48.41	$ 48.19
Total ReturnA	5.84%	10.66%	15.26%	2.68%	14.74%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.47%	1.56%	2.10%	1.84%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 32	$ 29	$ 25	$ 29
Portfolio turnover rate C	41%	39%	49%	57%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.6	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Equity-Income Fund	9.5	9.5
Fidelity Large Cap Stock Fund	7.1	7.2
Fidelity Series 100 Index Fund	6.2	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
	47.5	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	10.2	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.8
Fidelity Strategic Income Fund	2.8	2.9
	5.7	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.3
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.0	16.0
	26.8	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	4.7
Fidelity Short-Term Bond Fund	4.9	4.7
	9.8	9.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 57.7%
	Shares	Value
Domestic Equity Funds - 47.5%
Fidelity Advisor Mid Cap II Fund Class I (b)	32,112	$ 656,048
Fidelity Blue Chip Growth Fund (b)	8,113	609,681
Fidelity Equity-Income Fund (b)	16,226	937,212
Fidelity Large Cap Stock Fund (b)	24,543	703,402
Fidelity Series 100 Index Fund (b)	44,116	609,681
Fidelity Series Broad Market Opportunities Fund (b)	67,988	1,078,287
Fidelity Series Small Cap Opportunities Fund (b)	6,777	93,721
TOTAL DOMESTIC EQUITY FUNDS		4,688,032
International Equity Funds - 10.2%
Fidelity Advisor International Discovery Fund Class I (b)	23,920	1,008,243
TOTAL EQUITY FUNDS (Cost $4,819,358)		5,696,275
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	28,518	279,191
Fidelity Strategic Income Fund (b)	26,264	279,191
TOTAL HIGH YIELD FIXED-INCOME FUNDS		558,382

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund (b)	50,313	$ 528,785
Fidelity Strategic Real Return Fund (b)	60,158	528,785
Fidelity Total Bond Fund (b)	149,189	1,584,382
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,641,952
TOTAL FIXED-INCOME FUNDS (Cost $3,243,364)		3,200,334
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	484,391	484,391
Fidelity Short-Term Bond Fund (b)	56,390	484,391
TOTAL SHORT-TERM FUNDS (Cost $968,217)		968,782
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,030,939)		9,865,391
NET OTHER ASSETS (LIABILITIES) - 0.0%		244
NET ASSETS - 100%		$ 9,865,635
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales roceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 911,830	$ 378,144	$ 340,775	$ 6,882	$ 1,008,243
Fidelity Advisor Mid Cap II Fund Class I	570,769	327,589	227,766	-	656,048
Fidelity Blue Chip Growth Fund	536,330	228,245	227,299	715	609,681
Fidelity Capital & Income Fund	252,865	110,864	77,075	11,181	279,191
Fidelity Equity-Income Fund	827,975	424,267	261,095	29,517	937,212
Fidelity Government Income Fund	468,618	214,006	160,798	7,435	528,785
Fidelity Institutional Money Market Portfolio Institutional Class	390,387	210,420	116,417	519	484,391
Fidelity Large Cap Stock Fund	623,774	280,552	224,609	6,582	703,402
Fidelity Series 100 Index Fund	544,835	222,544	206,391	11,780	609,681
Fidelity Series Broad Market Opportunities Fund	944,688	425,149	328,770	4,389	1,078,287
Fidelity Series Small Cap Opportunities Fund	79,140	43,756	35,787	294	93,721
Fidelity Short-Term Bond Fund	389,755	212,375	117,760	4,317	484,391
Fidelity Strategic Income Fund	255,004	114,262	76,735	9,821	279,191
Fidelity Strategic Real Return Fund	463,668	240,324	132,093	8,375	528,785
Fidelity Total Bond Fund	1,404,609	641,040	452,277	43,559	1,584,382
Total	$ 8,664,247	$ 4,073,537	$ 2,985,647	$ 145,366	$ 9,865,391
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $9,030,939) - See accompanying schedule		$ 9,865,391
Receivable for investments sold		45,844
Receivable for fund shares sold		696
Total assets		9,911,931

Liabilities
Payable for investments purchased	$ 45,863
Distribution and service plan fees payable	433
Total liabilities		46,296

Net Assets		$ 9,865,635
Net Assets consist of:
Paid in capital		$ 8,871,790
Undistributed net investment income		1,743
Accumulated undistributed net realized gain (loss) on investments		157,650
Net unrealized appreciation (depreciation) on investments		834,452
Net Assets		$ 9,865,635
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($108,545 ÷ 1,781.45 shares)		$ 60.93

Maximum offering price per share (100/94.25 of $60.93)		$ 64.65
Class T:
Net Asset Value and redemption price per share ($543,588 ÷ 8,911.31 shares)		$ 61.00

Maximum offering price per share (100/96.50 of $61.00)		$ 63.21

Class C:
Net Asset Value and offering price per share ($176,749 ÷ 2,916.73 shares)A		$ 60.60

Income Replacement 2040:
Net Asset Value, offering price and redemption price per share ($9,018,614 ÷ 148,112.60 shares)		$ 60.89

Class I:
Net Asset Value, offering price and redemption price per share ($18,139 ÷ 297.90 shares)		$ 60.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 145,366

Expenses
Distribution and service plan fees	$ 5,968
Independent trustees' compensation	40
Total expenses before reductions	6,008
Expense reductions	(40)	5,968
Net investment income (loss)		139,398
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,328)
Capital gain distributions from underlying funds	293,279
Total net realized gain (loss)		278,951
Change in net unrealized appreciation (depreciation) on underlying funds		127,578
Net gain (loss)		406,529
Net increase (decrease) in net assets resulting from operations		$ 545,927

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 139,398	$ 93,040
Net realized gain (loss)	278,951	120,893
Change in net unrealized appreciation (depreciation)	127,578	370,134
Net increase (decrease) in net assets resulting from operations	545,927	584,067
Distributions to shareholders from net investment income	(139,199)	(92,218)
Distributions to shareholders from net realized gain	(116,405)	(72,509)
Total distributions	(255,604)	(164,727)
Share transactions - net increase (decrease)	911,455	4,143,369
Total increase (decrease) in net assets	1,201,778	4,562,709

Net Assets
Beginning of period	8,663,857	4,101,148
End of period (including undistributed net investment income of $1,743 and undistributed net investment income of $1,543, respectively)	$ 9,865,635	$ 8,663,857

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.748	.742	.927	.762	.789
Net realized and unrealized gain (loss)	2.585	5.022	6.538	.331	5.608
Total from investment operations	3.333	5.764	7.465	1.093	6.397
Distributions from net investment income	(.742)	(.712)	(.933)	(.771)	(.805)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.483)	(1.594)	(1.185)	(.903)	(.997)
Net asset value, end of period	$ 60.93	$ 59.08	$ 54.91	$ 48.63	$ 48.44
Total ReturnA, B	5.72%	10.68%	15.58%	2.36%	14.94%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.24% F	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.24% F	.25%	.25%
Expenses net of all reductions	.25%	.25%	.24% F	.25%	.25%
Net investment income (loss)	1.25%	1.28%	1.79%	1.64%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 109	$ 10	$ 7	$ 96
Portfolio turnover rateD	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.599	.605	.781	.649	.672
Net realized and unrealized gain (loss)	2.586	5.021	6.563	.312	5.604
Total from investment operations	3.185	5.626	7.344	.961	6.276
Distributions from net investment income	(.594)	(.594)	(.702)	(.649)	(.704)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.335)	(1.476)	(.954)	(.781)	(.896)
Net asset value, end of period	$ 61.00	$ 59.15	$ 55.00	$ 48.61	$ 48.43
Total ReturnA, B	5.45%	10.40%	15.30%	2.08%	14.64%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.49% F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.49% F	.50%	.50%	.50%
Expenses net of all reductions	.50%	.49% F	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.04%	1.53%	1.39%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 544	$ 451	$ 10	$ 51	$ 131
Portfolio turnover rate D	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.296	.304	.532	.415	.435
Net realized and unrealized gain (loss)	2.580	5.003	6.524	.310	5.609
Total from investment operations	2.876	5.307	7.056	.725	6.044
Distributions from net investment income	(.355)	(.355)	(.604)	(.463)	(.482)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.096)	(1.237)	(.856)	(.595)	(.674)
Net asset value, end of period	$ 60.60	$ 58.82	$ 54.75	$ 48.55	$ 48.42
Total ReturnA, B	4.94%	9.84%	14.71%	1.57%	14.08%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.49%	.53%	1.03%	.89%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 205	$ 154	$ 107	$ 79
Portfolio turnover rate D	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Income from Investment Operations
Net investment income (loss) B	.898	.880	1.051	.885	.910
Net realized and unrealized gain (loss)	2.584	5.027	6.531	.317	5.602
Total from investment operations	3.482	5.907	7.582	1.202	6.512
Distributions from net investment income	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 60.89	$ 59.04	$ 54.87	$ 48.59	$ 48.42
Total ReturnA	5.98%	10.97%	15.86%	2.60%	15.21%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,019	$ 7,882	$ 3,925	$ 2,462	$ 1,797
Portfolio turnover rate C	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Income from Investment Operations
Net investment income (loss) B	.897	.887	1.040	.865	.906
Net realized and unrealized gain (loss)	2.585	5.010	6.552	.327	5.616
Total from investment operations	3.482	5.897	7.592	1.192	6.522
Distributions from net investment income	(.891)	(.855)	(1.050)	(.900)	(.940)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)
Total distributions	(1.632)	(1.737)	(1.302)	(1.032)	(1.132)
Net asset value, end of period	$ 60.89	$ 59.04	$ 54.88	$ 48.59	$ 48.43
Total ReturnA	5.98%	10.95%	15.88%	2.58%	15.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.53%	2.03%	1.89%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 2	$ 2	$ 48
Portfolio turnover rate C	31%	34%	30%	63%	75%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Class I	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Equity-Income Fund	9.7	9.8
Fidelity Large Cap Stock Fund	7.3	7.3
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.6	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Class I	11.2	11.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.0	3.0
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.2
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	15.8
	26.4	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.6
Fidelity Short-Term Bond Fund	3.9	3.6
	7.8	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.2%

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2015

Showing Percentage of Net Assets

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 48.6%
Fidelity Advisor Mid Cap II Fund Class I (b)	119,854	$ 2,448,612
Fidelity Blue Chip Growth Fund (b)	30,283	2,275,769
Fidelity Equity-Income Fund (b)	60,597	3,500,075
Fidelity Large Cap Stock Fund (b)	91,593	2,625,056
Fidelity Series 100 Index Fund (b)	164,672	2,275,769
Fidelity Series Broad Market Opportunities Fund (b)	253,834	4,025,806
Fidelity Series Small Cap Opportunities Fund (b)	25,256	349,287
TOTAL DOMESTIC EQUITY FUNDS		17,500,374
International Equity Funds - 11.2%
Fidelity Advisor International Discovery Fund Class I (b)	95,511	4,025,806
TOTAL EQUITY FUNDS (Cost $17,900,003)		21,526,180
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (b)	109,976	1,076,669
Fidelity Strategic Income Fund (b)	101,286	1,076,669
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,153,338

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund (b)	180,902	$ 1,901,275
Fidelity Strategic Real Return Fund (b)	216,300	1,901,275
Fidelity Total Bond Fund (b)	537,083	5,703,822
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,506,372
TOTAL FIXED-INCOME FUNDS (Cost $11,728,562)		11,659,710
Short-Term Funds - 7.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.15% (a)(b)	1,411,553	1,411,553
Fidelity Short-Term Bond Fund (b)	164,325	1,411,553
TOTAL SHORT-TERM FUNDS (Cost $2,820,550)		2,823,106
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $32,449,115)		36,008,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(871)
NET ASSETS - 100%		$ 36,008,125
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$ 3,905,472	$ 1,608,518	$ 1,736,400	$ 28,733	$ 4,025,806
Fidelity Advisor Mid Cap II Fund Class I	2,287,329	1,289,597	1,073,243	-	2,448,612
Fidelity Blue Chip Growth Fund	2,149,768	911,730	1,079,495	2,840	2,275,769
Fidelity Capital & Income Fund	1,045,928	458,152	399,692	45,334	1,076,669
Fidelity Equity-Income Fund	3,320,092	1,660,979	1,279,826	113,740	3,500,075
Fidelity Government Income Fund	1,813,971	826,456	765,996	28,250	1,901,275
Fidelity Institutional Money Market Portfolio Institutional Class	1,118,632	703,729	410,808	1,529	1,411,553
Fidelity Large Cap Stock Fund	2,502,226	1,091,235	1,071,656	25,557	2,625,056
Fidelity Series 100 Index Fund	2,183,876	852,932	960,077	47,477	2,275,769
Fidelity Series Broad Market Opportunities Fund	3,788,904	1,700,282	1,618,747	17,657	4,025,806
Fidelity Series Small Cap Opportunities Fund	318,990	171,768	168,206	1,179	349,287
Fidelity Short-Term Bond Fund	1,116,794	712,477	417,638	12,731	1,411,553
Fidelity Strategic Income Fund	1,054,767	470,832	394,990	39,826	1,076,669
Fidelity Strategic Real Return Fund	1,794,805	907,890	638,293	31,744	1,901,275
Fidelity Total Bond Fund	5,433,737	2,539,433	2,237,606	165,336	5,703,822
Total	$ 33,835,291	$ 15,906,010	$ 14,252,673	$ 561,933	$ 36,008,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015

Assets
Investment in securities, at value (cost $32,449,115) - See accompanying schedule		$ 36,008,996
Receivable for investments sold		191,451
Receivable for fund shares sold		20,325
Total assets		36,220,772

Liabilities
Payable for investments purchased	$ 159,713
Payable for fund shares redeemed	52,088
Distribution and service plan fees payable	846
Total liabilities		212,647

Net Assets		$ 36,008,125
Net Assets consist of:
Paid in capital		$ 31,767,463
Undistributed net investment income		6,513
Accumulated undistributed net realized gain (loss) on investments		674,268
Net unrealized appreciation (depreciation) on investments		3,559,881
Net Assets		$ 36,008,125

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($635,574 ÷ 10,412.0 shares)		$ 61.04

Maximum offering price per share (100/94.25 of $61.04)		$ 64.76
Class T:
Net Asset Value and redemption price per share ($543,485 ÷ 8,901.6 shares)		$ 61.05

Maximum offering price per share (100/96.50 of $61.05)		$ 63.26
Class C:
Net Asset Value and offering price per share ($594,086 ÷ 9,772.3 shares)A		$ 60.79

Income Replacement 2042:
Net Asset Value, offering price and redemption price per share ($34,086,549 ÷ 558,210.7 shares)		$ 61.06

Class I:
Net Asset Value, offering price and redemption price per share ($148,431 ÷ 2,430.9 shares)		$ 61.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2015

Investment Income
Income distributions from underlying funds		$ 561,933

Expenses
Distribution and service plan fees	$ 8,184
Independent trustees' compensation	160
Total expenses before reductions	8,344
Expense reductions	(160)	8,184
Net investment income (loss)		553,749
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,022
Capital gain distributions from underlying funds	1,166,332
Total net realized gain (loss)		1,178,354
Change in net unrealized appreciation (depreciation) on underlying funds		508,337
Net gain (loss)		1,686,691
Net increase (decrease) in net assets resulting from operations		$ 2,240,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,749	$ 365,345
Net realized gain (loss)	1,178,354	441,550
Change in net unrealized appreciation (depreciation)	508,337	1,427,819
Net increase (decrease) in net assets resulting from operations	2,240,440	2,234,714
Distributions to shareholders from net investment income	(553,019)	(361,966)
Distributions to shareholders from net realized gain	(501,646)	(405,210)
Total distributions	(1,054,665)	(767,176)
Share transactions - net increase (decrease)	987,671	18,154,401
Total increase (decrease) in net assets	2,173,446	19,621,939

Net Assets
Beginning of period	33,834,679	14,212,740
End of period (including undistributed net investment income of $6,513 and undistributed net investment income of $5,782, respectively)	$ 36,008,125	$ 33,834,679

Financial Highlights - Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.756	.755	.977	.782	.757
Net realized and unrealized gain (loss)	2.687	5.194	6.833	.281	5.719
Total from investment operations	3.443	5.949	7.810	1.063	6.476
Distributions from net investment income	(.750)	(.747)	(.973)	(.791)	(.801)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.563)	(2.109)	(1.150)	(.923)	(.996)
Net asset value, end of period	$ 61.04	$ 59.16	$ 55.32	$ 48.66	$ 48.52
Total ReturnA, B	5.90%	11.01%	16.28%	2.30%	15.12%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.30%	1.86%	1.66%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 636	$ 565	$ 70	$ 20	$ 23
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Income from Investment Operations
Net investment income (loss) C	.605	.605	.836	.660	.637
Net realized and unrealized gain (loss)	2.677	5.216	6.839	.287	5.727
Total from investment operations	3.282	5.821	7.675	.947	6.364
Distributions from net investment income	(.599)	(.609)	(.838)	(.675)	(.679)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.412)	(1.971)	(1.015)	(.807)	(.874)
Net asset value, end of period	$ 61.05	$ 59.18	$ 55.33	$ 48.67	$ 48.53
Total ReturnA, B	5.62%	10.77%	15.98%	2.05%	14.85%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.01%	1.05%	1.61%	1.42%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 543	$ 482	$ 153	$ 132	$ 29
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Income from Investment Operations
Net investment income (loss) C	.306	.317	.582	.427	.402
Net realized and unrealized gain (loss)	2.673	5.194	6.821	.290	5.719
Total from investment operations	2.979	5.511	7.403	.717	6.121
Distributions from net investment income	(.376)	(.359)	(.656)	(.465)	(.456)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.189)	(1.721)	(.833)	(.597)	(.651)
Net asset value, end of period	$ 60.79	$ 59.00	$ 55.21	$ 48.64	$ 48.52
Total ReturnA, B	5.11%	10.19%	15.40%	1.55%	14.26%
Ratios to Average Net AssetsD, E
Expenses before reductions	1.00%	1.00%	.99% F	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	.99% F	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	.99% F	1.00%	1.00%
Net investment income (loss)	.51%	.55%	1.12%	.91%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 594	$ 366	$ 97	$ 24	$ 28
Portfolio turnover rate D	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) B	.906	.896	1.099	.897	.880
Net realized and unrealized gain (loss)	2.687	5.202	6.837	.284	5.719
Total from investment operations	3.593	6.098	7.936	1.181	6.599
Distributions from net investment income	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 61.06	$ 59.18	$ 55.32	$ 48.65	$ 48.51
Total ReturnA	6.17%	11.30%	16.57%	2.56%	15.42%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,087	$ 32,313	$ 13,862	$ 7,139	$ 5,524
Portfolio turnover rate C	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

Financial Highlights - Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Income from Investment Operations
Net investment income (loss) B	.906	.897	1.095	.896	.874
Net realized and unrealized gain (loss)	2.687	5.211	6.841	.275	5.725
Total from investment operations	3.593	6.108	7.936	1.171	6.599
Distributions from net investment income	(.900)	(.876)	(1.089)	(.909)	(.924)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)
Total distributions	(1.713)	(2.238)	(1.266)	(1.041)	(1.119)
Net asset value, end of period	$ 61.06	$ 59.18	$ 55.31	$ 48.64	$ 48.51
Total ReturnA	6.17%	11.32%	16.57%	2.54%	15.42%
Ratios to Average Net AssetsC, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.55%	2.11%	1.91%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148	$ 109	$ 30	$ 26	$ 29
Portfolio turnover rate C	39%	16%	34%	40%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2015

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. Participation in the Smart Payment Program® will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Class I (formerly Institutional Class) shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Class I (formerly Institutional Class) shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds'

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 8,259,099	$ 164,161	$ (874)	$ 163,287
Fidelity Income Replacement 2018 Fund	5,841,660	245,263	(25,782)	219,481
Fidelity Income Replacement 2020 Fund	8,154,875	726,327	(73,488)	652,839
Fidelity Income Replacement 2022 Fund	14,297,343	725,644	(143,445)	582,199
Fidelity Income Replacement 2024 Fund	9,721,096	548,417	(93,203)	455,214
Fidelity Income Replacement 2026 Fund	6,978,702	422,147	(69,305)	352,842
Fidelity Income Replacement 2028 Fund	26,393,323	1,705,680	(303,295)	1,402,385
Fidelity Income Replacement 2030 Fund	16,462,438	1,437,450	(137,406)	1,300,044
Fidelity Income Replacement 2032 Fund	7,682,642	944,064	(79,356)	864,708
Fidelity Income Replacement 2034 Fund	8,468,133	994,513	(78,808)	915,705
Fidelity Income Replacement 2036 Fund	10,551,119	859,155	(126,278)	732,877
Fidelity Income Replacement 2038 Fund	6,001,023	721,548	(41,115)	680,433
Fidelity Income Replacement 2040 Fund	9,069,648	885,422	(89,679)	795,743
Fidelity Income Replacement 2042 Fund	32,531,624	3,756,677	(279,305)	3,477,372

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 603	$ 47,226	$ -	$ 163,287
Fidelity Income Replacement 2018 Fund	939	-	(167,445)	219,481
Fidelity Income Replacement 2020 Fund	1,822	140,749	-	652,839
Fidelity Income Replacement 2022 Fund	3,441	-	(194,185)	582,199
Fidelity Income Replacement 2024 Fund	2,077	126,145	-	455,214
Fidelity Income Replacement 2026 Fund	1,393	71,935	(75,924)	352,842
Fidelity Income Replacement 2028 Fund	5,586	342,796	-	1,402,385
Fidelity Income Replacement 2030 Fund	3,436	321,337	-	1,300,044
Fidelity Income Replacement 2032 Fund	1,604	162,815	-	864,708
Fidelity Income Replacement 2034 Fund	1,701	207,542	-	915,705
Fidelity Income Replacement 2036 Fund	1,828	198,077	-	732,877
Fidelity Income Replacement 2038 Fund	1,169	139,082	-	680,433
Fidelity Income Replacement 2040 Fund	1,743	196,359	-	795,743
Fidelity Income Replacement 2042 Fund	6,513	756,777	-	3,477,372

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (130,233)	$ (37,212)	$ (167,445)
Fidelity Income Replacement 2022 Fund	(120,067)	(74,118)	(194,185)
Fidelity Income Replacement 2026 Fund	(75,924)	-	(75,924)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund will be limited to approximately $28,019 per year.

The tax character of distributions paid was as follows:

July 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 22,389	$ 140,708	$ 163,097
Fidelity Income Replacement 2018 Fund	65,177	-	65,177
Fidelity Income Replacement 2020 Fund	141,939	75,956	217,895
Fidelity Income Replacement 2022 Fund	212,277	-	212,277
Fidelity Income Replacement 2024 Fund	142,314	67,590	209,904
Fidelity Income Replacement 2026 Fund	96,395	-	96,395
Fidelity Income Replacement 2028 Fund	437,601	-	437,601
Fidelity Income Replacement 2030 Fund	294,972	140,904	435,876
Fidelity Income Replacement 2032 Fund	148,056	35,527	183,583
Fidelity Income Replacement 2034 Fund	164,542	99,930	264,472
Fidelity Income Replacement 2036 Fund	152,928	16,190	169,118
Fidelity Income Replacement 2038 Fund	116,364	56,579	172,943
Fidelity Income Replacement 2040 Fund	164,997	90,607	255,604
Fidelity Income Replacement 2042 Fund	660,004	394,661	1,054,665
July 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 46,510	$ -	$ 46,510
Fidelity Income Replacement 2018 Fund	87,147	-	87,147
Fidelity Income Replacement 2020 Fund	112,536	37,741	150,277
Fidelity Income Replacement 2022 Fund	130,346	-	130,346
Fidelity Income Replacement 2024 Fund	88,925	17,150	106,075
Fidelity Income Replacement 2026 Fund	59,690	-	59,690
Fidelity Income Replacement 2028 Fund	205,399	-	205,399
Fidelity Income Replacement 2030 Fund	203,588	-	203,588
Fidelity Income Replacement 2032 Fund	122,360	55,932	178,292
Fidelity Income Replacement 2034 Fund	109,903	18,311	128,214
Fidelity Income Replacement 2036 Fund	105,819	-	105,819
Fidelity Income Replacement 2038 Fund	80,309	66,560	146,869
Fidelity Income Replacement 2040 Fund	110,838	53,889	164,727
Fidelity Income Replacement 2042 Fund	433,304	333,872	767,176

Annual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	6,954,699	3,532,515
Fidelity Income Replacement 2018 Fund	3,638,351	4,784,166
Fidelity Income Replacement 2020 Fund	3,774,584	3,586,600
Fidelity Income Replacement 2022 Fund	8,632,120	4,408,020
Fidelity Income Replacement 2024 Fund	5,204,405	2,475,281
Fidelity Income Replacement 2026 Fund	5,050,287	2,074,817
Fidelity Income Replacement 2028 Fund	11,726,025	7,076,232
Fidelity Income Replacement 2030 Fund	6,101,229	4,362,519
Fidelity Income Replacement 2032 Fund	3,150,712	2,744,974
Fidelity Income Replacement 2034 Fund	2,739,711	2,258,313
Fidelity Income Replacement 2036 Fund	5,753,631	1,847,449
Fidelity Income Replacement 2038 Fund	2,921,930	2,844,671
Fidelity Income Replacement 2040 Fund	4,073,537	2,985,647
Fidelity Income Replacement 2042 Fund	15,906,010	14,252,673

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), will replace SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract will not impact the Funds' investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 334	$ -
Class T	.25%	.25%	562	-
Class C	.75%	.25%	3,827	6
			$ 4,723	$ 6
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,821	$ 5
Class T	.25%	.25%	2,004	8
Class C	.75%	.25%	6,559	1,896
			$ 10,384	$ 1,909
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 2,422	$ 362
Class T	.25%	.25%	940	4
Class C	.75%	.25%	6,521	1,383
			$ 9,883	$ 1,749
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 1,093	$ 2
Class T	.25%	.25%	450	4
Class C	.75%	.25%	2,993	1,863
			$ 4,536	$ 1,869

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2024 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 763	$ 4
Class T	.25%	.25%	1,161	220
Class C	.75%	.25%	1,641	156
			$ 3,565	$ 380
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 1,707	$ 1
Class T	.25%	.25%	1,144	44
Class C	.75%	.25%	485	482
			$ 3,336	$ 527
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 1,847	$ 106
Class T	.25%	.25%	1,720	-
Class C	.75%	.25%	1,167	363
			$ 4,734	$ 469
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 685	$ 4
Class T	.25%	.25%	92	40
Class C	.75%	.25%	3,531	340
			$ 4,308	$ 384
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 915	$ 14
Class T	.25%	.25%	210	150
Class C	.75%	.25%	1,291	557
			$ 2,416	$ 721
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 693	$ 57
Class T	.25%	.25%	496	150
Class C	.75%	.25%	1,213	877
			$ 2,402	$ 1,084
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 800	$ 65
Class T	.25%	.25%	4,638	18
Class C	.75%	.25%	4,419	902
			$ 9,857	$ 985
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 422	$ 3
Class T	.25%	.25%	956	34
Class C	.75%	.25%	1,080	40
			$ 2,458	$ 77
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 272	$ 22
Class T	.25%	.25%	2,748	32
Class C	.75%	.25%	2,948	761
			$ 5,968	$ 815

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2042 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,381	$ 172
Class T	.25%	.25%	2,614	164
Class C	.75%	.25%	4,189	2,590
			$ 8,184	$ 2,926

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund
Class T	$ 28
Class C*	475
$ 503
Fidelity Income Replacement 2020 Fund
Class A	$ 700
Class T	112
Class C*	13
$ 825
Fidelity Income Replacement 2022 Fund
Class A	$ 56
Class T	330
$ 386
Fidelity Income Replacement 2024 Fund
Class A	$ 1,378
Class T	545
Class C*	47
$ 1,970
Fidelity Income Replacement 2026 Fund
Class A	$ 1,290
Class T	9
$ 1,299
Fidelity Income Replacement 2028 Fund
Class A	$ 179
Class T	53
$ 232
Fidelity Income Replacement 2030 Fund
Class A	$ 125

Fidelity Income Replacement 2032 Fund
Class A	$ 375

Fidelity Income Replacement 2034 Fund
Class A	$ 494

Fidelity Income Replacement 2036 Fund
Class A	$ 208
Class C*	3
$ 211

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Income Replacement 2038 Fund
Class A	$ 114
Class C*	500
$ 614
Fidelity Income Replacement 2040 Fund
Class C*	$ 64

Fidelity Income Replacement 2042 Fund
Class A	$ 548
Class T	195
Class C*	342
$ 1,085

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 23
Fidelity Income Replacement 2018 Fund	29
Fidelity Income Replacement 2020 Fund	39
Fidelity Income Replacement 2022 Fund	55
Fidelity Income Replacement 2024 Fund	36
Fidelity Income Replacement 2026 Fund	24
Fidelity Income Replacement 2028 Fund	107
Fidelity Income Replacement 2030 Fund	72
Fidelity Income Replacement 2032 Fund	37
Fidelity Income Replacement 2034 Fund	41
Fidelity Income Replacement 2036 Fund	39
Fidelity Income Replacement 2038 Fund	29
Fidelity Income Replacement 2040 Fund	40
Fidelity Income Replacement 2042 Fund	160

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2015	2014
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 278	$ 1,345
Class T	67	402
Class C	-	403
Income Replacement 2016	21,955	39,487
Class I	89	198
Total	$ 22,389	$ 41,835
From net realized gain
Class A	$ 4,805	$ 158
Class T	3,444	101
Class C	12,555	411
Income Replacement 2016	119,314	3,986
Class I	590	19
Total	$ 140,708	$ 4,675

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 5,637	$ 9,032
Class T	2,142	3,943
Class C	1,186	1,972
Income Replacement 2018	45,901	56,430
Class I	3,407	6,175
Total	$ 58,273	$ 77,552
From net realized gain
Class A	$ 759	$ 1,216
Class T	434	709
Class C	697	655
Income Replacement 2018	4,671	6,313
Class I	343	702
Total	$ 6,904	$ 9,595
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 11,457	$ 9,552
Class T	1,806	909
Class C	2,977	2,089
Income Replacement 2020	97,096	86,108
Class I	2,231	991
Total	$ 115,567	$ 99,649
From net realized gain
Class A	$ 10,235	$ 5,948
Class T	1,572	736
Class C	6,486	2,820
Income Replacement 2020	82,630	40,555
Class I	1,405	569
Total	$ 102,328	$ 50,628
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,908	$ 4,868
Class T	794	68
Class C	1,138	834
Income Replacement 2022	176,963	108,906
Class I	1,177	400
Total	$ 184,980	$ 115,076
From net realized gain
Class A	$ 1,029	$ 934
Class T	192	2
Class C	794	122
Income Replacement 2022	25,078	14,203
Class I	204	9
Total	$ 27,297	$ 15,270
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,807	$ 4,411
Class T	2,321	1,845
Class C	836	661
Income Replacement 2024	113,941	70,240
Class I	630	419
Total	$ 121,535	$ 77,576

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2024 Fund
From net realized gain
Class A	$ 3,012	$ 2,848
Class T	2,060	1,149
Class C	1,696	691
Income Replacement 2024	81,204	23,642
Class I	397	169
Total	$ 88,369	$ 28,499
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 8,103	$ 4,432
Class T	1,754	908
Class C	290	178
Income Replacement 2026	72,795	45,416
Class I	433	428
Total	$ 83,375	$ 51,362
From net realized gain
Class A	$ 1,695	$ 658
Class T	170	292
Class C	88	79
Income Replacement 2026	10,993	7,228
Class I	74	71
Total	$ 13,020	$ 8,328
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 9,093	$ 2,236
Class T	3,547	3,326
Class C	791	114
Income Replacement 2028	359,881	173,291
Class I	2,066	1,314
Total	$ 375,378	$ 180,281
From net realized gain
Class A	$ 1,714	$ 233
Class T	832	942
Class C	337	46
Income Replacement 2028	59,032	23,651
Class I	308	246
Total	$ 62,223	$ 25,118
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 3,432	$ 2,621
Class T	185	156
Class C	2,062	1,770
Income Replacement 2030	238,478	168,554
Class I	482	1,213
Total	$ 244,639	$ 174,314
From net realized gain
Class A	$ 3,325	$ 547
Class T	211	44
Class C	4,264	831
Income Replacement 2030	183,072	27,620
Class I	365	232
Total	$ 191,237	$ 29,274

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 4,601	$ 5,304
Class T	450	352
Class C	800	527
Income Replacement 2032	119,941	96,700
Class I	867	305
Total	$ 126,659	$ 103,188
From net realized gain
Class A	$ 1,964	$ 3,737
Class T	254	380
Class C	848	928
Income Replacement 2032	53,473	69,805
Class I	385	254
Total	$ 56,924	$ 75,104
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 3,592	$ 1,278
Class T	971	909
Class C	799	325
Income Replacement 2034	129,554	88,166
Class I	3,291	2,862
Total	$ 138,207	$ 93,540
From net realized gain
Class A	$ 3,372	$ 746
Class T	1,305	566
Class C	1,712	342
Income Replacement 2034	116,944	31,749
Class I	2,932	1,271
Total	$ 126,265	$ 34,674
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 4,252	$ 1,749
Class T	10,023	3,664
Class C	2,679	2,175
Income Replacement 2036	112,188	80,634
Class I	11	11
Total	$ 129,153	$ 88,233
From net realized gain
Class A	$ 1,517	$ 404
Class T	5,271	1,137
Class C	2,058	1,121
Income Replacement 2036	31,115	14,922
Class I	4	2
Total	$ 39,965	$ 17,586
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 2,023	$ 1,737
Class T	1,850	1,436
Class C	602	621
Income Replacement 2038	93,585	62,847
Class I	492	460
Total	$ 98,552	$ 67,101
From net realized gain
Class A	$ 1,910	$ 3,479
Class T	2,089	3,745
Class C	1,223	2,806
Income Replacement 2038	68,808	68,917
Class I	361	821
Total	$ 74,391	$ 79,768

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2015	2014
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,349	$ 562
Class T	5,503	1,539
Class C	1,772	1,072
Income Replacement 2040	130,310	88,922
Class I	265	123
Total	$ 139,199	$ 92,218
From net realized gain
Class A	$ 1,365	$ 137
Class T	6,949	176
Class C	3,481	2,496
Income Replacement 2040	104,392	69,663
Class I	218	37
Total	$ 116,405	$ 72,509
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 7,004	$ 5,189
Class T	5,289	4,574
Class C	2,599	1,098
Income Replacement 2042	535,968	349,803
Class I	2,159	1,302
Total	$ 553,019	$ 361,966
From net realized gain
Class A	$ 7,309	$ 3,666
Class T	6,885	8,953
Class C	5,237	4,811
Income Replacement 2042	480,538	386,619
Class I	1,677	1,161
Total	$ 501,646	$ 405,210

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	97	21	4,980	1,081
Shares redeemed	(1,760)	(2,910)	(90,559)	(151,155)
Net increase (decrease)	(1,663)	(2,889)	$ (85,579)	$ (150,074)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	65	7	3,319	397
Shares redeemed	(354)	(341)	(18,223)	(17,795)
Net increase (decrease)	(289)	(334)	$ (14,904)	$ (17,398)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	227	10	11,629	505
Shares redeemed	(2,865)	(2,717)	(146,186)	(141,170)
Net increase (decrease)	(2,638)	(2,707)	$ (134,557)	$ (140,665)

Annual Report

7. Share Transactions - continued

Years ended July 31,	2015	2014	2015	2014
Income Replacement 2016
Shares sold	121,430	14,565	$ 6,229,218	$ 757,343
Reinvestment of distributions	2,566	395	132,021	20,606
Shares redeemed	(50,200)	(36,638)	(2,579,628)	(1,908,597)
Net increase (decrease)	73,796	(21,678)	$ 3,781,611	$ (1,130,648)
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	4	679	217
Shares redeemed	(58)	(188)	(3,015)	(9,765)
Net increase (decrease)	(45)	(184)	$ (2,336)	$ (9,548)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	3,094	$ -	$ 165,629
Reinvestment of distributions	79	112	4,343	6,019
Shares redeemed	(5,697)	(2,034)	(313,103)	(109,403)
Net increase (decrease)	(5,618)	1,172	$ (308,760)	$ 62,245
Class T
Shares sold	-	7,617	$ -	$ 402,023
Reinvestment of distributions	41	75	2,259	4,029
Shares redeemed	(1,700)	(1,459)	(93,384)	(78,424)
Net increase (decrease)	(1,659)	6,233	$ (91,125)	$ 327,628
Class C
Shares sold	-	7,214	$ 2	$ 388,519
Reinvestment of distributions	33	44	1,811	2,439
Shares redeemed	(3,957)	(2,277)	(216,566)	(121,070)
Net increase (decrease)	(3,924)	4,981	$ (214,753)	$ 269,888
Income Replacement 2018
Shares sold	16,515	48,757	$ 907,446	$ 2,615,823
Reinvestment of distributions	367	403	20,187	21,671
Shares redeemed	(25,026)	(37,375)	(1,373,592)	(2,001,673)
Net increase (decrease)	(8,144)	11,785	$ (445,959)	$ 635,821
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	68	127	3,750	6,796
Shares redeemed	(2,685)	(1,505)	(146,904)	(80,836)
Net increase (decrease)	(2,617)	(1,378)	$ (143,154)	$ (74,040)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	7,497	8,274	$ 421,574	$ 447,658
Reinvestment of distributions	284	170	15,878	9,262
Shares redeemed	(2,731)	(1,585)	(153,226)	(87,236)
Net increase (decrease)	5,050	6,859	$ 284,226	$ 369,684
Class T
Shares sold	2,124	3	$ 117,907	$ 150
Reinvestment of distributions	55	24	3,077	1,284
Shares redeemed	(214)	(243)	(12,041)	(13,241)
Net increase (decrease)	1,965	(216)	$ 108,943	$ (11,807)
Class C
Shares sold	5,637	6,213	$ 315,712	$ 338,797
Reinvestment of distributions	156	68	8,676	3,719
Shares redeemed	(1,429)	(2,214)	(79,961)	(119,698)
Net increase (decrease)	4,364	4,067	$ 244,427	$ 222,818

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Income Replacement 2020
Shares sold	34,989	46,801	$ 1,957,224	$ 2,589,823
Reinvestment of distributions	2,236	1,366	125,058	74,954
Shares redeemed	(47,498)	(19,058)	(2,666,418)	(1,042,550)
Net increase (decrease)	(10,273)	29,109	$ (584,136)	$ 1,622,227
Class I
Shares sold	1,973	1,372	$ 111,000	$ 75,000
Reinvestment of distributions	65	29	3,636	1,560
Shares redeemed	(181)	(122)	(10,140)	(6,760)
Net increase (decrease)	1,857	1,279	$ 104,496	$ 69,800
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	987	2,298	$ 57,740	$ 128,651
Reinvestment of distributions	88	55	5,120	3,043
Shares redeemed	(998)	(2,277)	(58,651)	(128,019)
Net increase (decrease)	77	76	$ 4,209	$ 3,675
Class T
Shares sold	2,926	445	$ 171,216	$ 25,423
Reinvestment of distributions	17	1	986	70
Shares redeemed	(1,869)	-	(110,848)	-
Net increase (decrease)	1,074	446	$ 61,354	$ 25,493
Class C
Shares sold	482	4,664	$ 27,847	$ 264,924
Reinvestment of distributions	30	12	1,746	739
Shares redeemed	(5,153)	-	(301,090)	-
Net increase (decrease)	(4,641)	4,676	$ (271,497)	$ 265,663
Income Replacement 2022
Shares sold	124,560	122,627	$ 7,249,525	$ 6,894,254
Reinvestment of distributions	2,294	940	133,789	53,287
Shares redeemed	(54,675)	(35,951)	(3,182,273)	(2,035,627)
Net increase (decrease)	72,179	87,616	$ 4,201,041	$ 4,911,914
Class I
Shares sold	470	980	$ 27,193	$ 54,999
Reinvestment of distributions	21	7	1,243	409
Shares redeemed	(16)	-	(958)	-
Net increase (decrease)	475	987	$ 27,478	$ 55,408
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,212	925	$ 251,274	$ 52,324
Reinvestment of distributions	102	114	6,014	6,459
Shares redeemed	(219)	(5,011)	(12,963)	(288,188)
Net increase (decrease)	4,095	(3,972)	$ 244,325	$ (229,405)
Class T
Shares sold	3,066	-	$ 183,213	$ -
Reinvestment of distributions	53	29	3,096	1,644
Shares redeemed	(754)	(222)	(44,593)	(12,674)
Net increase (decrease)	2,365	(193)	$ 141,716	$ (11,030)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class C
Shares sold	414	944	$ 24,200	$ 54,303
Reinvestment of distributions	32	7	1,897	384
Shares redeemed	(273)	(337)	(16,055)	(19,586)
Net increase (decrease)	173	614	$ 10,042	$ 35,101
Income Replacement 2024
Shares sold	73,716	100,545	$ 4,346,368	$ 5,712,753
Reinvestment of distributions	2,362	988	138,630	56,412
Shares redeemed	(38,919)	(22,993)	(2,283,998)	(1,319,597)
Net increase (decrease)	37,159	78,540	$ 2,201,000	$ 4,449,568
Class I
Shares sold	617	-	$ 36,550	$ -
Reinvestment of distributions	16	10	961	588
Shares redeemed	(1)	-	(65)	-
Net increase (decrease)	632	10	$ 37,446	$ 588
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	4,181	4,671	$ 249,240	$ 270,903
Reinvestment of distributions	149	72	8,920	4,127
Shares redeemed	(1,276)	(1,342)	(77,210)	(76,534)
Net increase (decrease)	3,054	3,401	$ 180,950	$ 198,496
Class T
Shares sold	5,546	591	$ 327,446	$ 32,802
Reinvestment of distributions	28	16	1,667	896
Shares redeemed	(837)	(1,487)	(50,629)	(86,352)
Net increase (decrease)	4,737	(880)	$ 278,484	$ (52,654)
Class C
Shares sold	1,224	-	$ 74,000	$ -
Reinvestment of distributions	6	4	378	257
Shares redeemed	(374)	-	(22,526)	-
Net increase (decrease)	856	4	$ 51,852	$ 257
Income Replacement 2026
Shares sold	65,266	43,548	$ 3,918,081	$ 2,469,669
Reinvestment of distributions	851	515	51,071	29,638
Shares redeemed	(26,992)	(12,559)	(1,627,504)	(717,746)
Net increase (decrease)	39,125	31,504	$ 2,341,648	$ 1,781,561
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	9	507	499
Shares redeemed	-	-	-	-
Net increase (decrease)	8	9	$ 507	$ 499
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	3,506	11,628	$ 214,042	$ 695,024
Reinvestment of distributions	177	36	10,807	2,141
Shares redeemed	(1,895)	(2,162)	(115,165)	(125,714)
Net increase (decrease)	1,788	9,502	$ 109,684	$ 571,451

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class T
Shares sold	2,218	-	$ 136,892	$ -
Reinvestment of distributions	40	28	2,432	1,646
Shares redeemed	(366)	(250)	(22,198)	(14,492)
Net increase (decrease)	1,892	(222)	$ 117,126	$ (12,846)
Class C
Shares sold	2,233	340	$ 135,597	$ 20,000
Reinvestment of distributions	19	3	1,128	160
Shares redeemed	-	(38)	-	(2,200)
Net increase (decrease)	2,252	305	$ 136,725	$ 17,960
Income Replacement 2028
Shares sold	175,373	276,372	$ 10,694,133	$ 16,302,408
Reinvestment of distributions	4,797	1,779	292,689	104,546
Shares redeemed	(122,768)	(48,843)	(7,513,885)	(2,851,544)
Net increase (decrease)	57,402	229,308	$ 3,472,937	$ 13,555,410
Class I
Shares sold	3,296	-	$ 203,084	$ -
Reinvestment of distributions	39	27	2,374	1,560
Shares redeemed	-	-	-	-
Net increase (decrease)	3,335	27	$ 205,458	$ 1,560
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	1,161	3,278	$ 70,615	$ 188,799
Reinvestment of distributions	76	27	4,609	1,564
Shares redeemed	(881)	(1,623)	(53,162)	(94,101)
Net increase (decrease)	356	1,682	$ 22,062	$ 96,262
Class T
Shares sold	52	11	$ 3,208	$ 622
Reinvestment of distributions	7	3	396	200
Shares redeemed	(2)	-	(107)	-
Net increase (decrease)	57	14	$ 3,497	$ 822
Class C
Shares sold	50	911	$ 3,000	$ 54,800
Reinvestment of distributions	96	35	5,755	2,043
Shares redeemed	(406)	(732)	(24,659)	(42,088)
Net increase (decrease)	(260)	214	$ (15,904)	$ 14,755
Income Replacement 2030
Shares sold	82,991	220,687	$ 5,032,550	$ 12,803,833
Reinvestment of distributions	5,561	2,234	336,113	130,960
Shares redeemed	(63,698)	(66,109)	(3,868,628)	(3,869,452)
Net increase (decrease)	24,854	156,812	$ 1,500,035	$ 9,065,341
Class I
Shares sold	-	458	$ -	$ 25,001
Reinvestment of distributions	14	25	847	1,445
Shares redeemed	(551)	(465)	(33,612)	(28,292)
Net increase (decrease)	(537)	18	$ (32,765)	$ (1,846)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,248	4,195	$ 246,064	$ 226,000
Reinvestment of distributions	101	114	5,808	6,170
Shares redeemed	(1,760)	(3,916)	(102,430)	(224,739)
Net increase (decrease)	2,589	393	$ 149,442	$ 7,431
Class T
Shares sold	600	129	$ 35,000	$ 6,991
Reinvestment of distributions	12	13	704	732
Shares redeemed	(114)	-	(6,672)	-
Net increase (decrease)	498	142	$ 29,032	$ 7,723
Class C
Shares sold	172	824	$ 10,000	$ 46,001
Reinvestment of distributions	29	27	1,644	1,455
Shares redeemed	-	-	-	-
Net increase (decrease)	201	851	$ 11,644	$ 47,456
Income Replacement 2032
Shares sold	34,142	82,796	$ 1,958,739	$ 4,544,725
Reinvestment of distributions	2,235	2,269	128,734	123,077
Shares redeemed	(36,244)	(34,248)	(2,089,388)	(1,888,944)
Net increase (decrease)	133	50,817	$ (1,915)	$ 2,778,858
Class I
Shares sold	608	-	$ 35,000	$ -
Reinvestment of distributions	22	11	1,252	560
Shares redeemed	-	-	-	-
Net increase (decrease)	630	11	$ 36,252	$ 560
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,780	1,728	$ 165,117	$ 100,000
Reinvestment of distributions	29	7	1,769	399
Shares redeemed	(18)	-	(1,096)	-
Net increase (decrease)	2,791	1,735	$ 165,790	$ 100,399
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	38	25	2,276	1,474
Shares redeemed	-	-	-	-
Net increase (decrease)	38	25	$ 2,276	$ 1,474
Class C
Shares sold	1,221	85	$ 74,000	$ 4,814
Reinvestment of distributions	42	12	2,511	667
Shares redeemed	-	(86)	-	(5,154)
Net increase (decrease)	1,263	11	$ 76,511	$ 327
Income Replacement 2034
Shares sold	24,835	88,317	$ 1,498,589	$ 5,170,390
Reinvestment of distributions	3,072	1,329	185,302	77,616
Shares redeemed	(26,482)	(20,967)	(1,600,482)	(1,227,468)
Net increase (decrease)	1,425	68,679	$ 83,409	$ 4,020,538
Class I
Shares sold	-	1,056	$ -	$ 60,682
Reinvestment of distributions	103	71	6,223	4,133
Shares redeemed	(18)	(13)	(1,090)	(764)
Net increase (decrease)	85	1,114	$ 5,133	$ 64,051

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	4,160	2,537	$ 253,019	$ 146,968
Reinvestment of distributions	94	37	5,769	2,153
Shares redeemed	(1)	0*	(51)	(15)
Net increase (decrease)	4,253	2,574	$ 258,737	$ 149,106
Class T
Shares sold	12,423	1,978	$ 755,608	$ 116,352
Reinvestment of distributions	199	30	12,109	1,768
Shares redeemed	(2,095)	(337)	(128,956)	(19,565)
Net increase (decrease)	10,527	1,671	$ 638,761	$ 98,555
Class C
Shares sold	1,714	-	$ 103,000	$ -
Reinvestment of distributions	54	38	3,277	2,203
Shares redeemed	(571)	(518)	(34,831)	(29,991)
Net increase (decrease)	1,197	(480)	$ 71,446	$ (27,788)
Income Replacement 2036
Shares sold	60,575	58,800	$ 3,723,337	$ 3,418,581
Reinvestment of distributions	1,180	662	72,003	38,607
Shares redeemed	(17,654)	(24,467)	(1,079,909)	(1,425,529)
Net increase (decrease)	44,101	34,995	$ 2,715,431	$ 2,031,659
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	15	13
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 15	$ 13
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	353	751	$ 20,577	$ 43,225
Reinvestment of distributions	67	95	3,892	5,216
Shares redeemed	(614)	-	(35,485)	-
Net increase (decrease)	(194)	846	$ (11,016)	$ 48,441
Class T
Shares sold	-	1,339	$ -	$ 76,212
Reinvestment of distributions	49	76	2,834	4,096
Shares redeemed	(141)	(598)	(8,284)	(33,753)
Net increase (decrease)	(92)	817	$ (5,450)	$ 46,555
Class C
Shares sold	858	299	$ 50,000	$ 16,110
Reinvestment of distributions	31	63	1,825	3,427
Shares redeemed	(1,045)	-	(61,313)	-
Net increase (decrease)	(156)	362	$ (9,488)	$ 19,537
Income Replacement 2038
Shares sold	39,133	97,135	$ 2,291,014	$ 5,466,976
Reinvestment of distributions	2,388	2,020	139,599	111,764
Shares redeemed	(41,971)	(30,641)	(2,452,184)	(1,721,190)
Net increase (decrease)	(450)	68,514	$ (21,571)	$ 3,857,550
Class I
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	23	853	1,281
Shares redeemed	-	-	-	-
Net increase (decrease)	15	23	$ 853	$ 1,281

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	1,700	$ -	$ 97,306
Reinvestment of distributions	42	11	2,481	653
Shares redeemed	(103)	(42)	(6,114)	(2,337)
Net increase (decrease)	(61)	1,669	$ (3,633)	$ 95,622
Class T
Shares sold	1,830	7,541	$ 109,770	$ 438,067
Reinvestment of distributions	120	4	7,117	309
Shares redeemed	(659)	(108)	(39,850)	(6,401)
Net increase (decrease)	1,291	7,437	$ 77,037	$ 431,975
Class C
Shares sold	1,840	604	$ 108,577	$ 35,021
Reinvestment of distributions	87	66	5,180	3,568
Shares redeemed	(2,499)	0*	(149,993)	(15)
Net increase (decrease)	(572)	670	$ (36,236)	$ 38,574
Income Replacement 2040
Shares sold	53,795	101,404	$ 3,230,063	$ 5,825,239
Reinvestment of distributions	3,039	2,134	181,300	120,009
Shares redeemed	(42,220)	(41,563)	(2,537,333)	(2,382,123)
Net increase (decrease)	14,614	61,975	$ 874,030	$ 3,563,125
Class I
Shares sold	-	250	$ -	$ 13,998
Reinvestment of distributions	8	2	463	75
Shares redeemed	(3)	-	(206)	-
Net increase (decrease)	5	252	$ 257	$ 14,073
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	2,072	15,726	$ 125,907	$ 906,475
Reinvestment of distributions	237	154	14,198	8,830
Shares redeemed	(1,453)	(7,599)	(86,993)	(439,193)
Net increase (decrease)	856	8,281	$ 53,112	$ 476,112
Class T
Shares sold	700	5,127	$ 41,128	$ 284,223
Reinvestment of distributions	186	241	11,114	13,527
Shares redeemed	(125)	-	(7,570)	-
Net increase (decrease)	761	5,368	$ 44,672	$ 297,750
Class C
Shares sold	4,023	7,488	$ 245,084	$ 430,355
Reinvestment of distributions	121	105	7,202	5,831
Shares redeemed	(578)	(3,151)	(33,711)	(174,356)
Net increase (decrease)	3,566	4,442	$ 218,575	$ 261,830
Income Replacement 2042
Shares sold	248,290	397,829	$ 14,796,396	$ 22,936,171
Reinvestment of distributions	13,448	10,109	803,603	569,905
Shares redeemed	(249,491)	(112,551)	(14,963,034)	(6,460,739)
Net increase (decrease)	12,247	295,387	$ 636,965	$ 17,045,337

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2015	2014	2015	2014
Class I
Shares sold	1,438	1,261	$ 86,458	$ 71,051
Reinvestment of distributions	64	42	3,816	2,376
Shares redeemed	(911)	(1)	(55,927)	(55)
Net increase (decrease)	591	1,302	$ 34,347	$ 73,372

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	16%	11%	25%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 24, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement FundSM and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement FundSM, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement FundsSM to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 218 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and Chief Legal Officer (CLO) of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2016
Class I	09/14/15	09/11/15	$0.256
Income Replacement 2018
Class I	09/14/15	09/11/15	$0.000
Income Replacement 2020
Class I	09/14/15	09/11/15	$0.883
Income Replacement 2022
Class I	09/14/15	09/11/15	$0.000
Income Replacement 2024
Class I	09/14/15	09/11/15	$0.746
Income Replacement 2026
Class I	09/14/15	09/11/15	$0.550
Income Replacement 2028
Class I	09/14/15	09/11/15	$0.716
Income Replacement 2030
Class I	09/14/15	09/11/15	$1.133
Income Replacement 2032
Class I	09/14/15	09/11/15	$1.133
Income Replacement 2034
Class I	09/14/15	09/11/15	$1.277
Income Replacement 2036
Class I	09/14/15	09/11/15	$1.114
Income Replacement 2038
Class I	09/14/15	09/11/15	$1.263
Income Replacement 2040
Class I	09/14/15	09/11/15	$1.230
Income Replacement 2042
Class I	09/14/15	09/11/15	$1.344
The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2015,or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2016	$124,422
Income Replacement 2020	$166,600
Income Replacement 2024	$156,993
Income Replacement 2026	$94,132
Income Replacement 2028	$443,325
Income Replacement 2030	$402,410
Income Replacement 2032	$195,470
Income Replacement 2034	$251,376
Income Replacement 2036	$227,990
Income Replacement 2038	$170,625
Income Replacement 2040	$256,271
Income Replacement 2042	$1,050,674

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class I	5.80%
Income Replacement 2018
Class I	5.99%
Income Replacement 2020
Class I	5.57%
Income Replacement 2022
Class I	4.76%
Income Replacement 2024
Class I	3.82%
Income Replacement 2026
Class I	3.46%
Income Replacement 2028
Class I	3.05%
Income Replacement 2030
Class I	2.86%
Income Replacement 2032
Class I	2.69%
Income Replacement 2034
Class I	2.58%
Income Replacement 2036
Class I	2.54%
Income Replacement 2038
Class I	2.48%
Income Replacement 2040
Class I	2.34%
Income Replacement 2042
Class I	2.25%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class I
Income Replacement 2016
August 2014	19%
September 2014	29%
October 2014	28%
November 2014	29%
December 2014	29%
January 2015	8%
February 2015	8%
March 2015	8%
April 2015	8%
May 2015	8%
June 2015	8%
July 2015	8%
Class I
Income Replacement 2018
August 2014	17%
September 2014	26%
October 2014	25%
November 2014	26%
December 2014 (Ex Date 12/19/14)	28%
December 2014 (Ex Date 12/30/14)	26%
January 2015	8%
February 2015	8%
March 2015	8%
April 2015	8%
May 2015	8%
June 2015	8%
July 2015	8%
Class I
Income Replacement 2020
September 2014 (Ex Date 9/12/14)	24%
September 2014 (Ex Date 9/29/14)	26%
October 2014	25%
November 2014	26%
December 2014 (Ex Date 12/19/14)	27%
December 2014 (Ex Date 12/30/14)	26%
January 2015	9%
February 2015	9%
March 2015	9%
April 2015	9%
May 2015	9%
June 2015	9%
July 2015	9%
Class I
Income Replacement 2022
August 2014	3%
September 2014 (Ex Date 9/12/14)	35%
September 2014 (Ex Date 9/29/14)	35%
October 2014	34%
November 2014	35%
December 2014 (Ex Date 12/19/14)	35%
December 2014 (Ex Date 12/30/14)	35%
January 2015	12%
February 2015	12%
March 2015	12%
April 2015	12%
May 2015	12%
June 2015	12%
July 2015	12%
Class I
Income Replacement 2024
August 2014	17%
September 2014 (Ex Date 9/12/14)	38%
September 2014 (Ex Date 9/29/14)	38%
October 2014	38%
November 2014	38%
December 2014 (Ex Date 12/19/14)	38%
December 2014 (Ex Date 12/30/14)	38%
January 2015	14%
February 2015	14%
March 2015	14%
April 2015	14%
May 2015	14%
June 2015	14%
July 2015	14%
Class I
Income Replacement 2026
August 2014	29%
September 2014	41%
October 2014	42%
November 2014	41%
December 2014 (Ex Date 12/19/14)	43%
December 2014 (Ex Date 12/30/14)	42%
January 2015	16%
February 2015	15%
March 2015	16%
April 2015	16%
May 2015	16%
June 2015	16%
July 2015	16%
Class I
Income Replacement 2028
August 2014	31%
September 2014	44%
October 2014	44%
November 2014	43%
December 2014 (Ex Date 12/19/14)	44%
December 2014 (Ex Date 12/30/14)	44%
January 2015	17%
February 2015	17%
March 2015	17%
April 2015	17%
May 2015	17%
June 2015	17%
July 2015	17%
Class I
Income Replacement 2030
August 2014	31%
September 2014	44%
October 2014	43%
November 2014	44%
December 2014 (Ex Date 12/19/14)	44%
December 2014 (Ex Date 12/30/14)	44%
January 2015	18%
February 2015	18%
March 2015	18%
April 2015	18%
May 2015	18%
June 2015	18%
July 2015	18%
Class I
Income Replacement 2032
August 2014	31%
September 2014	45%
October 2014	45%
November 2014	45%
December 2014 (Ex Date 12/19/14)	45%
December 2014 (Ex Date 12/30/14)	45%
January 2015	18%
February 2015	18%
March 2015	18%
April 2015	18%
May 2015	18%
June 2015	18%
July 2015	18%
Class I
Income Replacement 2034
August 2014	33%
September 2014	47%
October 2014	47%
November 2014	47%
December 2014 (Ex Date 12/19/14)	48%
December 2014 (Ex Date 12/30/14)	48%
January 2015	18%
February 2015	18%
March 2015	18%
April 2015	18%
May 2015	18%
June 2015	18%
July 2015	18%
Class I
Income Replacement 2036
August 2014	34%
September 2014	49%
October 2014	49%
November 2014	48%
December 2014 (Ex Date 12/19/14)	51%
December 2014 (Ex Date 12/30/14)	50%
January 2015	20%
February 2015	20%
March 2015	20%
April 2015	21%
May 2015	20%
June 2015	21%
July 2015	21%
Class I
Income Replacement 2038
August 2014	34%
September 2014	48%
October 2014	48%
November 2014	48%
December 2014 (Ex Date 12/19/14)	49%
December 2014 (Ex Date 12/30/14)	49%
January 2015	19%
February 2015	19%
March 2015	19%
April 2015	19%
May 2015	19%
June 2015	19%
July 2015	19%
Class I
Income Replacement 2040
August 2014	35%
September 2014	50%
October 2014	50%
November 2014	51%
December 2014 (Ex Date 12/19/14)	52%
December 2014 (Ex Date 12/30/14)	51%
January 2015	20%
February 2015	20%
March 2015	20%
April 2015	20%
May 2015	20%
June 2015	20%
July 2015	20%
Class I
Income Replacement 2042
August 2014	37%
September 2014	51%
October 2014	51%
November 2014	51%
December 2014 (Ex Date 12/19/14)	51%
December 2014 (Ex Date 12/30/14)	51%
January 2015	20%
February 2015	20%
March 2015	20%
April 2015	20%
May 2015	20%
June 2015	20%
July 2015	20%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARWI-UANN-0915 1.848183.107

Item 2. Code of Ethics

As of the end of the period, July 31, 2015, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2018 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2020 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2022 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2024 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2026 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2028 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2030 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2032 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2034 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2036 Fund	$23,000	$-	$4,900	$600
Fidelity Income Replacement 2038 Fund	$20,000	$-	$4,900	$600
Fidelity Income Replacement 2040 Fund	$20,000	$-	$4,900	$600
Fidelity Income Replacement 2042 Fund	$20,000	$-	$4,900	$600

July 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2018 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2020 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2022 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2024 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2026 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2028 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2030 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2032 Fund	$22,000	$-	$5,100	$600
Fidelity Income Replacement 2034 Fund	$22,000	$-	$5,100	$600
Fidelity Income Replacement 2036 Fund	$22,000	$-	$5,100	$600
Fidelity Income Replacement 2038 Fund	$19,000	$-	$5,100	$600
Fidelity Income Replacement 2040 Fund	$19,000	$-	$5,100	$600
Fidelity Income Replacement 2042 Fund	$19,000	$-	$5,100	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2015A	July 31, 2014A
Audit-Related Fees	$-	$355,000
Tax Fees	$-	$-
All Other Fees	$175,000	$745,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2015 A	July 31, 2014 A
Deloitte Entities	$610,000	$2,015,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2015